Vanguard Total International Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are avai lable on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.7%)
Argentina (0.0%)
* Ternium Argentina SA	390	—

Australia (4.6%)
Commonwealth Bank of Australia	29,935,107	1,522,954
CSL Ltd.	7,664,072	1,490,691
BHP Group Ltd.	49,795,952	1,311,078
Westpac Banking Corp.	61,097,538	733,711
National Australia Bank Ltd.	54,050,156	674,770
Wesfarmers Ltd.	19,113,381	635,481
Australia & New Zealand Banking Group Ltd.	47,967,861	609,229
Woolworths Group Ltd.	21,354,719	591,188
Macquarie Group Ltd.	5,431,416	477,326
Rio Tinto Ltd.	6,269,954	458,892
Transurban Group	46,229,766	457,285
Goodman Group	30,429,889	369,987
Newcrest Mining Ltd.	13,599,873	346,470
Fortescue Metals Group Ltd.	26,933,152	335,245
Amcor plc	27,083,122	278,167
Coles Group Ltd.	21,249,694	275,498
Woodside Petroleum Ltd.	16,075,218	228,690
Aristocrat Leisure Ltd.	10,808,207	202,650
Brambles Ltd.	25,742,115	198,750
ASX Ltd.	3,280,050	193,264
Sonic Healthcare Ltd.	8,032,074	183,892
QBE Insurance Group Ltd.	24,725,153	173,163
* Afterpay Ltd.	3,484,270	169,472
Telstra Corp. Ltd.	70,015,455	167,654
APA Group	20,025,481	156,874
James Hardie Industries plc	7,512,539	155,055
Cochlear Ltd.	1,068,141	145,763
Insurance Australia Group Ltd.	39,239,939	142,858
Northern Star Resources Ltd.	12,124,717	137,613
Suncorp Group Ltd.	21,447,320	130,997
Scentre Group	88,461,949	128,208
Ramsay Health Care Ltd.	2,898,125	128,095
AGL Energy Ltd.	10,659,054	126,262
South32 Ltd.	82,400,310	120,984
Dexus	18,864,424	114,515
Origin Energy Ltd.	29,798,928	114,097
Santos Ltd.	30,068,745	112,317
Magellan Financial Group Ltd.	2,343,759	101,826
* Xero Ltd.	1,584,121	101,533
Mirvac Group	67,537,442	100,504
Aurizon Holdings Ltd.	31,071,217	99,085
Treasury Wine Estates Ltd.	12,261,062	94,138

Medibank Pvt Ltd.	46,757,887	93,381
GPT Group	33,337,017	92,252
SEEK Ltd.	5,978,770	91,957
Stockland	40,651,152	91,877
Lendlease Corp. Ltd.	11,258,645	91,461
Orica Ltd.	6,912,909	85,631
Tabcorp Holdings Ltd.	32,216,081	81,469
* Saracen Mineral Holdings Ltd.	18,641,900	81,259
Ampol Ltd.	4,246,241	79,596
Computershare Ltd.	8,191,279	78,398
Evolution Mining Ltd.	17,992,804	76,866
Atlas Arteria Ltd.	16,077,762	75,145
Sydney Airport	18,822,888	70,498
BlueScope Steel Ltd.	8,564,278	68,492
REA Group Ltd.	872,845	67,401
Oil Search Ltd.	32,535,707	67,154
JB Hi-Fi Ltd.	1,937,265	63,445
* AMP Ltd.	58,687,947	61,065
Ansell Ltd.	2,205,120	60,546
Charter Hall Group	8,064,550	60,121
* NEXTDC Ltd.	7,405,040	59,943
Vicinity Centres	64,685,389	59,755
Domino's Pizza Enterprises Ltd.	1,032,165	54,502
OZ Minerals Ltd.	5,463,003	53,024
Boral Ltd.	20,096,448	51,409
Coca-Cola Amatil Ltd.	8,665,631	50,577
ALS Ltd.	8,264,637	50,106
carsales.com Ltd.	3,773,181	49,327
Qube Holdings Ltd.	24,778,516	47,880
Iluka Resources Ltd.	7,328,744	47,555
Appen Ltd.	1,855,340	47,258
^ Alumina Ltd.	42,837,505	46,451
Mineral Resources Ltd.	2,424,937	44,653
Altium Ltd.	1,865,237	43,580
Incitec Pivot Ltd.	32,931,309	43,166
Bendigo & Adelaide Bank Ltd.	8,561,935	42,032
Breville Group Ltd.	2,251,013	41,516
AusNet Services	30,874,529	39,449
Crown Resorts Ltd.	5,986,830	38,275
* TPG Telecom Ltd.	6,234,548	35,813
Downer EDI Ltd.	12,125,469	35,458
Steadfast Group Ltd.	14,750,167	35,384
Cleanaway Waste Management Ltd.	23,504,269	34,873
Bank of Queensland Ltd.	7,923,624	33,527
Regis Resources Ltd.	8,013,367	32,653
Worley Ltd.	5,441,864	31,577
Beach Energy Ltd.	30,384,492	30,451
Metcash Ltd.	15,776,090	30,424
Challenger Ltd.	9,787,942	30,182
St. Barbara Ltd.	11,960,820	29,386
Qantas Airways Ltd.	12,243,837	28,072
Seven Group Holdings Ltd.	2,296,582	27,789
IGO Ltd.	8,438,278	27,775
Cromwell Property Group	43,739,298	27,754
Harvey Norman Holdings Ltd.	10,416,360	27,537
Orora Ltd.	16,762,140	27,404
Charter Hall Long Wale REIT	7,977,810	26,266

	Reliance Worldwide Corp. Ltd.	13,659,666	25,990
	Shopping Centres Australasia Property Group	16,879,150	25,976
	Star Entertainment Grp Ltd.	14,253,746	25,772
*	Silver Lake Resources Ltd.	14,205,351	25,426
	Link Administration Holdings Ltd.	8,880,012	25,218
	CIMIC Group Ltd.	1,628,475	25,055
	nib holdings Ltd.	7,936,817	24,970
	Nine Entertainment Co. Holdings Ltd.	25,454,419	24,438
	Healius Ltd.	9,970,051	23,111
	BWP Trust	8,419,809	23,082
	Bapcor Ltd.	5,121,538	22,966
*	Perseus Mining Ltd.	20,091,650	22,872
	IRESS Ltd.	3,014,570	22,146
*,^	Zip Co. Ltd.	5,159,948	21,997
	IDP Education Ltd.	2,322,186	21,994
	Washington H Soul Pattinson & Co. Ltd.	1,562,488	21,798
*	Vocus Group Ltd.	10,544,875	21,748
	Waypoint REIT	12,043,017	21,690
1	Viva Energy Group Ltd.	18,660,331	21,305
	CSR Ltd.	8,466,633	21,109
*,^	Mesoblast Ltd.	7,779,831	20,684
	WiseTech Global Ltd.	1,404,043	20,642
	Ramelius Resources Ltd.	12,923,683	20,430
*	Megaport Ltd.	2,180,123	20,381
	Pendal Group Ltd.	4,928,110	20,369
	Elders Ltd.	2,743,181	20,060
	IOOF Holdings Ltd.	6,135,598	19,912
*	Gold Road Resources Ltd.	14,458,167	19,464
*	Lynas Corp. Ltd.	12,048,208	19,368
	AP Eagers Ltd.	3,324,912	19,101
*	Nanosonics Ltd.	4,121,011	18,222
	Super Retail Group Ltd.	2,822,654	17,841
	Ingenia Communities Group	5,180,949	17,516
	Premier Investments Ltd.	1,459,707	17,380
*	Resolute Mining Ltd.	18,184,245	17,377
	Perpetual Ltd.	795,826	17,295
	National Storage REIT	13,439,429	17,251
	Sims Ltd.	2,932,431	16,501
	Flight Centre Travel Group Ltd.	2,146,931	16,293
*,^	PolyNovo Ltd.	10,310,057	16,113
	IPH Ltd.	2,935,135	15,554
	Charter Hall Retail REIT	6,838,865	15,528
	Technology One Ltd.	2,587,542	15,528
*	Nufarm Ltd.	5,424,167	15,524
^	Platinum Asset Management Ltd.	5,623,036	14,949
	ARB Corp. Ltd.	1,073,469	14,691
	InvoCare Ltd.	2,104,365	14,343
	Costa Group Holdings Ltd.	6,691,920	14,219
	Whitehaven Coal Ltd.	14,356,299	14,199
	Pro Medicus Ltd.	769,498	13,152
	Collins Foods Ltd.	1,890,800	12,782
	Netwealth Group Ltd.	1,458,165	12,523
	Bravura Solutions Ltd.	4,180,681	12,471
	Bega Cheese Ltd.	3,901,229	12,461
	Adbri Ltd.	7,925,781	12,451
	Omni Bridgeway Ltd.	3,719,412	12,171
	Abacus Property Group	6,198,774	11,890

^	Blackmores Ltd.	235,969	11,853
*	United Malt Grp Ltd.	4,114,227	11,801
	Bingo Industries Ltd.	8,579,148	11,787
	Brickworks Ltd.	983,067	11,480
	Austal Ltd.	4,834,058	11,415
	GUD Holdings Ltd.	1,408,749	11,241
^	Clinuvel Pharmaceuticals Ltd.	704,432	11,111
*	Tyro Payments Ltd.	4,559,715	11,028
	Credit Corp. Group Ltd.	810,107	10,899
	Sandfire Resources Ltd.	3,182,209	10,815
*	GrainCorp Ltd. Class A	4,025,688	10,660
	Domain Holdings Australia Ltd.	4,457,965	10,495
*	EML Payments Ltd.	4,686,562	10,470
*,^	nearmap Ltd.	6,371,935	10,315
	Growthpoint Properties Australia Ltd.	4,473,228	10,243
	Monadelphous Group Ltd.	1,599,407	10,097
	GWA Group Ltd.	4,923,703	10,009
	Tassal Group Ltd.	3,864,652	9,935
*	Champion Iron Ltd.	4,916,332	9,864
	Data#3 Ltd.	2,384,953	9,630
	Perenti Global Ltd.	11,138,552	9,537
*	Westgold Resources Ltd.	5,535,845	9,518
	NRW Holdings Ltd.	7,039,295	9,187
	Aventus Group	6,094,893	9,153
	Corporate Travel Management Ltd.	1,439,236	9,004
	AUB Group Ltd.	950,522	8,876
	Webjet Ltd.	4,443,616	8,873
	Western Areas Ltd.	4,908,487	8,420
	Sigma Healthcare Ltd.	17,621,280	8,386
	Centuria Industrial REIT	3,536,511	8,269
*,^	Avita Therapeutics Inc.	1,910,097	8,247
	Arena REIT	5,110,441	8,198
	Inghams Group Ltd.	3,478,252	8,196
*,^	PointsBet Holdings Pty Ltd.	1,914,891	8,138
	HUB24 Ltd.	842,790	8,071
*,^	Pilbara Minerals Ltd.	31,836,640	8,014
	Codan Ltd.	1,367,317	7,979
	Rural Funds Group	5,386,739	7,859
*,^	Orocobre Ltd.	3,677,713	7,830
	Centuria Office REIT	5,842,549	7,786
	Service Stream Ltd.	5,772,895	7,361
	Infigen Energy	11,045,773	7,242
	Charter Hall Social Infrastructure REIT	3,993,756	6,928
*	Mayne Pharma Group Ltd.	24,670,324	6,909
^	Jumbo Interactive Ltd.	880,104	6,814
	G8 Education Ltd.	11,645,789	6,700
	SmartGroup Corp. Ltd.	1,537,137	6,613
	Select Harvests Ltd.	1,530,690	6,536
*	Electro Optic Systems Holdings Ltd.	1,637,836	6,487
*	Cooper Energy Ltd.	23,696,110	6,332
	SeaLink Travel Group Ltd.	2,043,663	6,179
	Integral Diagnostics Ltd.	2,232,105	5,910
	McMillan Shakespeare Ltd.	915,297	5,778
	Mount Gibson Iron Ltd.	10,888,296	5,500
*,^	Galaxy Resources Ltd.	6,763,510	5,306
*,^	Paradigm Biopharmaceuticals Ltd.	2,390,536	5,158
	Accent Group Ltd.	5,039,023	5,005

	GDI Property Group	6,470,871	4,944
*	Australian Agricultural Co. Ltd.	6,728,471	4,897
	Aurelia Metals Ltd.	12,452,293	4,882
	BWX Ltd.	1,743,792	4,867
*,^	Pact Group Holdings Ltd.	3,218,783	4,830
*	Eclipx Group Ltd.	4,913,981	4,825
*,^	Bubs Australia Ltd.	7,429,088	4,776
	Australian Pharmaceutical Industries Ltd.	6,025,466	4,769
	Hotel Property Investments	2,246,894	4,588
	Jupiter Mines Ltd.	20,532,345	4,319
^,§	Freedom Foods Group Ltd.	2,007,555	4,317
	Southern Cross Media Group Ltd.	37,057,469	4,298
*	Emeco Holdings Ltd.	5,882,889	4,261
^	New Hope Corp. Ltd.	4,536,185	4,254
	FlexiGroup Ltd.	4,735,995	4,224
*,^	Starpharma Holdings Ltd.	5,505,630	4,141
	Genworth Mortgage Insurance Australia Ltd.	3,418,123	4,135
	oOh!media Ltd.	7,488,138	3,950
	Lovisa Holdings Ltd.	871,395	3,939
	Estia Health Ltd.	3,735,087	3,876
	Asaleo Care Ltd.	5,707,801	3,872
*	Senex Energy Ltd.	19,945,587	3,871
*,^	Superloop Ltd.	4,355,032	3,467
	Centuria Capital Group	2,732,165	3,317
	Cedar Woods Properties Ltd.	911,125	3,314
*	Karoon Energy Ltd.	6,309,249	3,199
	Macmahon Holdings Ltd.	17,279,271	3,141
*,^	Carnarvon Petroleum Ltd.	23,764,696	3,131
^	HT&E Ltd.	3,651,104	3,123
*	AMA Group Ltd.	7,876,105	2,930
1	Coronado Global Resources Inc.	4,666,105	2,925
	OFX Group Ltd.	3,285,763	2,909
	Village Roadshow Ltd.	1,600,307	2,486
	MACA Ltd.	3,707,414	2,474
*,^,§ SpeedCast International Ltd.		3,739,468	2,111
	Virtus Health Ltd.	956,277	1,987
	SG Fleet Group Ltd.	1,796,439	1,935
	Regis Healthcare Ltd.	2,005,006	1,896
	Navigator Global Investments Ltd.	1,835,146	1,733
*,^	Myer Holdings Ltd.	11,853,493	1,724
*,^	Syrah Resources Ltd.	7,177,798	1,711
*	Tuas Ltd.	3,180,621	1,602
*	Dacian Gold Ltd.	6,697,194	1,578
	Vita Group Ltd.	1,984,961	1,453
	Newcrest Mining Ltd. ADR	53,490	1,357
	Hansen Technologies Ltd.	609,066	1,274
	WPP AUNZ Ltd.	5,661,944	1,213
	Japara Healthcare Ltd.	3,536,604	1,205
*,^	New Century Resources Ltd.	7,767,841	1,179
	MyState Ltd.	401,510	1,086
*,^	Seven West Media Ltd.	13,567,493	959
*,^	Clean TeQ Holdings Ltd.	8,122,190	937
	Infomedia Ltd.	665,909	879
	Fletcher Building Ltd. (XASX)	312,070	694
	Kogan.com Ltd.	54,322	647
*	West African Resources Ltd.	539,666	403
*	Alkane Resources Ltd.	411,326	356

*,^,§ Liquefied Natural Gas Ltd.		7,928,704	244
*	Bellevue Gold Ltd.	216,559	159
	Decmil Group Ltd.	2,735,799	106
*	De Grey Mining Ltd.	83,267	44
	Sims Ltd. ADR	57	—
*,§	SGH Energy Pty Ltd.	5,925,255	—
			19,027,497
Austria (0.2%)
*	Erste Group Bank AG	4,845,252	108,453
*	OMV AG	2,403,306	75,901
	Verbund AG	1,120,611	58,804
*	Wienerberger AG	1,942,453	44,702
	voestalpine AG	1,956,664	43,385
	Andritz AG	1,186,721	39,843
*	Raiffeisen Bank International AG	2,251,104	38,723
*	CA Immobilien Anlagen AG	1,207,105	37,834
*,1	BAWAG Group AG	992,569	36,439
*	Immofinanz AG	1,397,955	23,059
^	Oesterreichische Post AG	591,753	18,934
*	S Immo AG	930,593	16,282
*	Telekom Austria AG Class A	2,139,574	16,063
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	618,202	13,746
	UNIQA Insurance Group AG	1,962,718	12,407
*	Lenzing AG	230,945	10,745
	Evn AG	434,804	7,164
*	Strabag SE	236,533	6,974
	Schoeller-Bleckmann Oilfield Equipment AG	208,421	5,460
*,^	Do & Co AG	99,704	5,141
*	Flughafen Wien AG	143,890	4,347
*	Palfinger AG	153,180	4,203
	Zumtobel Group AG	401,261	3,059
	Agrana Beteiligungs AG	145,375	3,005
*,^	Porr AG	135,677	2,207
	Kapsch TrafficCom AG	70,225	1,247
			638,127
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	13,816,811	750,299
	KBC Group NV	4,650,279	265,143
	Ucb SA	2,038,437	261,923
*	Argenx SE	724,814	167,252
	Umicore SA	3,473,994	164,067
	Groupe Bruxelles Lambert SA	1,812,334	157,203
	Ageas SA/NV	3,072,314	115,016
	Solvay SA Class A	1,176,163	91,286
	Warehouses De Pauw CVA	2,283,200	73,480
	Sofina SA	259,342	72,641
	Elia Group SA/NV	598,440	65,133
	Cofinimmo SA	454,119	64,818
	Colruyt SA	901,482	52,355
	Aedifica SA	436,376	50,283
*	Ackermans & van Haaren NV	382,957	49,183
	Proximus SADP	2,366,266	48,677
	Telenet Group Holding NV	777,795	30,173
	Melexis NV	326,280	27,971
	Euronav NV	2,704,655	26,215
	Fagron	1,090,196	24,381

* Barco NV	1,167,866	23,008
D'ieteren SA/NV	412,362	22,260
Montea C.V.A	191,617	21,284
* Ontex Group NV	1,394,934	19,948
* KBC Ancora	567,436	18,975
Gimv NV	293,755	15,829
Befimmo SA	314,705	14,276
* Tessenderlo Chemie NV (Voting Shares)	426,277	12,660
* AGFA-Gevaert NV	2,875,005	11,656
VGP NV	83,965	11,640
bpost SA	1,739,564	11,315
Bekaert SA	574,307	11,182
Retail Estates NV	138,894	8,876
Orange Belgium SA	496,974	8,321
* Cie d'Entreprises CFE	112,605	7,150
* Kinepolis Group NV	196,319	6,982
* Econocom Group SA/NV	2,123,474	5,895
* Mithra Pharmaceuticals SA	212,205	4,279
EVS Broadcast Equipment SA	218,076	3,953
Ion Beam Applications	323,023	2,776
* Van de Velde NV	82,005	1,845
* Wereldhave Belgium Comm VA	24,580	1,431
		2,803,040
Brazil (1.6%)
Vale SA	56,038,799	652,177
B3 SA - Brasil Bolsa Balcao	34,224,737	416,217
Itau Unibanco Holding SA Preference Shares	79,504,489	409,826
Petroleo Brasileiro SA Preference Shares	77,857,360	331,336
Banco Bradesco SA Preference Shares	68,626,019	295,208
Petroleo Brasileiro SA	61,201,363	266,320
Ambev SA	70,543,478	187,970
Magazine Luiza SA	10,961,963	169,603
Weg SA	12,714,517	164,155
Itausa - Investimentos Itau SA Preference Shares	75,275,106	153,969
Natura & Co. Holding SA	12,567,435	113,326
Lojas Renner SA	13,624,640	107,424
Notre Dame Intermedica Participacoes SA	7,734,876	98,989
Lojas Americanas SA Preference Shares	14,623,330	95,591
Banco do Brasil SA	14,784,498	95,171
Localiza Rent a Car SA	9,687,377	94,561
Raia Drogasil SA	3,910,658	93,033
* Suzano SA	9,897,103	79,685
* Rumo SA	18,607,514	79,259
Banco Bradesco SA	19,194,088	76,275
* B2W Cia Digital	3,309,741	75,705
Equatorial Energia SA	14,819,535	72,527
Telefonica Brasil SA Preference Shares	6,917,026	69,813
Jbs SA	16,764,153	69,222
BB Seguridade Participacoes SA	11,664,660	62,230
Banco BTG Pactual SA (BVMF)	3,596,364	59,579
* Via Varejo SA	15,793,551	59,098
Ccr SA	19,354,252	55,504
Gerdau SA Preference Shares	16,543,314	55,339
Cia de Saneamento Basico do Estado de Sao Paulo	4,713,261	54,979
Petrobras Distribuidora SA	11,879,192	51,693
Ultrapar Participacoes SA	13,952,406	50,658
Cosan SA	2,822,290	48,909

Cogna Educacao	30,518,285	48,440
Hypera SA	6,949,028	48,116
Centrais Eletricas Brasileiras SA	6,637,198	47,000
1 Hapvida Participacoes e Investimentos SA	3,280,125	40,960
Totvs SA	8,090,337	40,060
Banco Santander Brasil SA	6,977,478	39,980
Itau Unibanco Holding SA ADR	7,784,391	39,700
Sul America SA	4,018,290	39,054
TIM Participacoes SA	12,488,212	37,705
* Brf SA	8,798,670	34,914
Energisa SA	3,490,198	32,884
YDUQS Participacoes SA	4,935,720	32,066
Bradespar SA Preference Shares	3,884,984	32,061
Cia Energetica de Minas Gerais Preference Shares	13,184,224	30,329
Cia Brasileira de Distribuicao	2,223,285	30,260
Centrais Eletricas Brasileiras SA Preference Shares	3,957,528	29,170
Klabin SA	7,126,288	28,223
Engie Brasil Energia SA	2,970,633	26,292
1 Banco Inter SA Preference Shares	6,255,000	24,677
Atacadao SA	5,707,305	24,551
BR Malls Participacoes SA	12,886,092	24,455
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,456,554	23,425
Lojas Americanas SA	3,858,839	22,776
Qualicorp Consultoria e Corretora de Seguros SA	4,166,325	22,363
IRB Brasil Resseguros SA	14,364,514	21,947
Transmissora Alianca de Energia Eletrica SA	3,917,275	21,747
Cia de Saneamento do Parana	3,542,139	20,812
Cia Siderurgica Nacional SA	8,599,133	20,193
Cielo SA	19,238,857	19,805
Alpargatas SA Preference Shares	3,269,500	19,718
CPFL Energia SA	3,263,200	19,642
EDP - Energias do Brasil SA	5,469,129	19,459
* Marfrig Global Foods SA	7,013,984	19,375
Multiplan Empreendimentos Imobiliarios SA	4,744,038	19,225
Cia Energetica de Sao Paulo Preference Shares	3,112,360	19,092
MRV Engenharia e Participacoes SA	5,114,140	18,764
Cia de Locacao das Americas	5,107,017	18,728
Fleury SA	3,754,576	18,433
Cia Paranaense de Energia Preference Shares	1,385,841	17,635
Porto Seguro SA	1,683,379	17,435
* Azul SA Prior Preference Shares.	4,436,155	17,272
Metalurgica Gerdau SA Preference Shares Class A	11,006,918	16,964
* Eneva SA	1,748,472	16,883
Neoenergia SA	3,764,200	15,262
Duratex SA	4,932,733	15,224
* Embraer SA	10,402,239	15,175
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,317,142	14,333
Linx SA	2,684,697	13,602
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,175,178	13,585
* Minerva SA	5,118,343	13,324
* Light SA	3,545,345	12,845
Odontoprev SA	4,742,271	12,564
Braskem SA Preference Shares	2,788,683	12,188
Cia de Saneamento de Minas Gerais-COPASA	1,136,101	11,880
Sao Martinho SA	2,840,317	11,657
M Dias Branco SA	1,525,747	11,430
Ez Tec Empreendimentos e Participacoes SA	1,448,002	11,428

	Banco Pan SA Preference Shares	5,972,900	11,301
*	Aliansce Sonae Shopping Centers SA	2,008,700	10,682
	Iguatemi Empresa de Shopping Centers SA	1,594,121	10,253
	Ambev SA ADR	3,817,371	10,231
	Itau Unibanco Holding SA	2,129,895	10,167
*,1	Locaweb Servicos de Internet SA	1,094,600	10,051
*	EcoRodovias Infraestrutura e Logistica SA	3,596,971	10,012
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,252,355	9,744
	Banco do Estado do Rio Grande do Sul SA Preference Shares	3,558,974	9,729
	Alupar Investimento SA	2,002,551	9,271
	Construtora Tenda SA	1,383,483	8,861
*	Petro Rio SA	1,115,300	8,464
	Arezzo Industria e Comercio SA	827,627	8,371
	Telefonica Brasil SA ADR	825,582	8,330
	AES Tiete Energia SA	2,863,321	8,321
	CVC Brasil Operadora e Agencia de Viagens SA	2,070,151	8,254
*	Cosan Logistica SA	2,082,329	8,079
	Movida Participacoes SA	2,358,592	7,528
	SLC Agricola SA	1,678,750	7,466
	Santos Brasil Participacoes SA	6,579,107	7,012
	Randon Participacoes SA Preference Shares	3,071,311	6,918
*	Omega Geracao SA	892,700	6,777
	JHSF Participacoes SA	3,751,300	6,630
	Grendene SA	4,295,001	6,274
	Cia Hering	2,181,895	6,190
	Petroleo Brasileiro SA ADR Preference Shares	725,513	6,189
	Cia Brasileira de Distribuicao ADR	443,993	6,052
*,§	Banco BTG Pactual SA	567,836	5,986
	Even Construtora e Incorporadora SA	2,085,374	5,908
*	Anima Holding SA	1,044,790	5,756
	Marcopolo SA Preference Shares	9,971,228	5,696
	Iochpe Maxion SA	2,290,071	5,641
	BR Properties SA	3,102,387	5,513
	Guararapes Confeccoes SA	1,608,724	5,505
*	Grupo SBF SA	983,600	5,489
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,700,672	5,457
	Cia Paranaense de Energia ADR	407,724	5,117
*	Brf SA ADR	1,265,575	5,037
	Camil Alimentos SA	2,093,326	4,940
	Cia Energetica de Minas Gerais	2,082,857	4,879
	TIM Participacoes SA ADR	325,060	4,856
^	Cia Energetica de Minas Gerais ADR	2,059,168	4,777
	JSL SA	854,900	4,721
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,365,018	4,687
	Cia Siderurgica Nacional SA ADR	2,017,101	4,659
*	Vivara Participacoes SA	1,075,700	4,572
	Centrais Eletricas Brasileiras SA ADR	611,787	4,503
^	Gol Linhas Aereas Inteligentes SA ADR	633,404	4,326
	Unipar Carbocloro SA Preference Shares	801,058	4,200
	Direcional Engenharia SA	1,348,436	4,180
^	Gerdau SA ADR	1,227,732	4,101
*,§	Banco BTG Pactual SA Preferred Subscription Receipt	1,135,673	4,093
	Centrais Eletricas Brasileiras SA ADR Preference Shares	499,995	3,830
	Instituto Hermes Pardini SA	707,542	3,798
	Cia Paranaense de Energia	274,264	3,489
*	Tupy SA	974,960	3,402
*	Embraer SA ADR	577,034	3,335

1 Ser Educacional SA	1,051,862	3,152
Smiles Fidelidade SA	1,008,744	2,953
LOG Commercial Properties e Participacoes SA	407,556	2,875
Enauta Participacoes SA	1,288,369	2,707
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
Identificacao SA	1,169,559	2,468
Wiz Solucoes e Corretagem de Seguros SA	1,242,916	2,464
Mahle-Metal Leve SA	585,664	2,049
^ Braskem SA ADR	211,718	1,861
Alliar Medicos A Frente SA	833,539	1,815
* CVC Brasil Operadora e Agencia de Viagens SA Rights Exp. 08/13/2020	325,903	1,012
* IRB Brasil Resseguros SA Rights Exp. 08/12/2020	5,162,437	990
* B2W Cia Digital Rights Exp. 08/25/2020	219,401	294
Petroleo Brasileiro SA ADR	23,247	202
Jereissati Participacoes SA	22,100	106
Banco Inter SA	4,859	56
* Banco Inter SA Preference Shares Rights Exp. 08/07/2020	13,668	32
Vale SA Class B ADR	1,962	23
* Banco Inter SA Rights Exp. 08/07/2020	611	4
		6,507,111
Canada (6.5%)
* Shopify Inc. Class A (XTSE)	1,776,666	1,816,896
Royal Bank of Canada	24,096,076	1,662,233
Toronto-Dominion Bank	30,586,880	1,353,454
Canadian National Railway Co.	12,024,733	1,174,599
Enbridge Inc. (XTSE)	31,648,206	1,012,922
Bank of Nova Scotia	20,461,315	840,328
Brookfield Asset Management Inc. Class A	23,281,951	751,933
TC Energy Corp.	15,902,704	724,820
Canadian Pacific Railway Ltd.	2,294,722	631,085
^ Bank of Montreal	10,841,170	593,110
Barrick Gold Corp. (XTSE)	19,881,451	574,572
Canadian Imperial Bank of Commerce	7,543,574	522,241
Franco-Nevada Corp.	3,166,945	506,210
Alimentation Couche-Tard Inc. Class B	14,143,779	491,540
Manulife Financial Corp.	32,824,851	439,887
Wheaton Precious Metals Corp.	7,589,566	411,761
Suncor Energy Inc.	25,830,346	406,320
Sun Life Financial Inc.	9,946,138	387,687
Constellation Software Inc.	323,153	382,242
^ Canadian Natural Resources Ltd.	19,557,363	345,023
Agnico Eagle Mines Ltd.	4,082,781	324,227
Nutrien Ltd.	9,660,547	314,602
Fortis Inc. (XTSE)	7,517,113	306,139
Waste Connections Inc. (XTSE)	2,722,758	278,283
* CGI Inc.	3,883,977	277,412
National Bank of Canada	5,696,325	268,943
Intact Financial Corp.	2,420,939	264,316
Barrick Gold Corp. (XLON)	9,008,462	262,386
Kirkland Lake Gold Ltd.	4,568,420	249,490
Rogers Communications Inc. Class B	5,950,086	242,988
Restaurant Brands International Inc. (XTSE)	4,056,262	229,091
^ Pembina Pipeline Corp.	9,305,471	226,132
Magna International Inc.	4,680,139	216,318
BCE Inc.	5,096,597	213,688
^ Open Text Corp.	4,455,494	200,546
Thomson Reuters Corp.	2,850,694	198,907

*	Kinross Gold Corp.	21,240,536	198,221
	Dollarama Inc.	4,915,215	179,736
	Metro Inc.	4,066,783	178,405
	Waste Connections Inc. (XNYS)	1,741,555	178,283
^	Emera Inc.	4,135,444	172,124
	Power Corp. of Canada	9,299,347	165,027
	Loblaw Cos. Ltd.	2,843,411	147,515
	Fairfax Financial Holdings Ltd.	459,767	144,055
	Shaw Communications Inc. Class B	7,715,459	141,124
^	Algonquin Power & Utilities Corp.	9,477,975	130,765
	Pan American Silver Corp.	3,490,541	130,428
	TELUS Corp.	6,920,920	120,029
	B2Gold Corp.	17,248,444	119,501
1	Hydro One Ltd.	5,379,945	114,632
^	WSP Global Inc.	1,802,758	113,203
^	Canadian Apartment Properties REIT	2,935,565	106,447
^	Yamana Gold Inc.	16,098,013	104,560
	TMX Group Ltd.	963,267	98,466
	Saputo Inc.	3,974,732	97,273
*	Bausch Health Cos. Inc.	5,274,893	96,444
	George Weston Ltd.	1,228,311	92,776
^	Canadian Tire Corp. Ltd. Class A	972,630	89,671
	Ritchie Bros Auctioneers Inc.	1,868,821	86,406
	CCL Industries Inc. Class B	2,571,734	85,555
	Enbridge Inc. (XNYS)	2,575,021	82,401
*	Descartes Systems Group Inc.	1,461,035	82,255
	First Quantum Minerals Ltd.	9,464,895	79,990
	Teck Resources Ltd. Class B	7,842,056	79,448
	Great-West Lifeco Inc.	4,492,005	79,414
	Cenovus Energy Inc.	17,324,681	77,088
	Toromont Industries Ltd.	1,372,389	74,816
^	Northland Power Inc.	2,719,353	74,508
	Empire Co. Ltd.	2,896,040	74,398
	Alamos Gold Inc. Class A	6,640,921	70,254
	Cameco Corp.	6,750,946	68,646
	CAE Inc.	4,545,265	67,834
^	Inter Pipeline Ltd.	7,230,569	67,747
*	Kinaxis Inc.	444,889	67,558
*,^	Canopy Growth Corp.	3,661,077	66,856
^	Parkland Corp.	2,513,582	66,187
	Quebecor Inc. Class B	2,880,556	65,721
	iA Financial Corp. Inc.	1,845,231	64,789
^	FirstService Corp.	541,212	64,730
^	Allied Properties REIT	2,131,708	63,834
	Element Fleet Management Corp.	7,465,559	62,647
^	Stantec Inc.	1,937,840	62,369
^	Onex Corp.	1,395,965	62,052
	Lundin Mining Corp.	11,011,846	61,659
^	RioCan REIT	5,518,890	61,639
^	Imperial Oil Ltd.	3,842,389	60,098
^	AltaGas Ltd.	4,728,705	59,239
	Gildan Activewear Inc.	3,328,503	59,068
	TFI International Inc.	1,357,147	58,888
*	Endeavour Mining Corp.	2,109,373	56,835
^	Keyera Corp.	3,711,911	56,422
	Granite REIT	956,416	55,623
^	Canadian Utilities Ltd. Class A	2,063,766	52,940

*	SSR Mining Inc.	2,112,679	50,630
	Boyd Group Services Inc.	345,790	50,493
	CI Financial Corp.	3,511,726	48,267
^	SNC-Lavalin Group Inc.	3,028,024	48,039
	Centerra Gold Inc.	3,699,649	46,403
	Tourmaline Oil Corp.	4,277,167	43,492
	West Fraser Timber Co. Ltd.	864,116	42,785
	Restaurant Brands International Inc. (XNYS)	753,210	42,571
^	Choice Properties REIT	4,486,591	42,473
	Gibson Energy Inc.	2,516,444	41,444
	Atco Ltd. Class I	1,318,545	41,029
*,^	BlackBerry Ltd.	8,552,617	40,546
*	IAMGOLD Corp.	8,046,421	40,189
	Finning International Inc.	2,804,803	39,995
*	Alacer Gold Corp.	5,074,877	39,214
	Enghouse Systems Ltd.	687,503	38,963
^	Premium Brands Holdings Corp.	550,710	38,903
	Capital Power Corp.	1,820,279	38,500
^	Innergex Renewable Energy Inc.	2,209,456	37,923
^	Primo Water Corp.	2,668,086	37,867
^	H&R REIT	4,933,336	37,015
*	NovaGold Resources Inc.	4,022,241	36,786
*,^	First Majestic Silver Corp.	2,740,407	36,581
	IGM Financial Inc.	1,428,728	35,125
^	SmartCentres REIT	2,285,609	34,605
*	Eldorado Gold Corp.	2,741,034	34,441
*	Ivanhoe Mines Ltd.	9,662,984	34,051
	TransAlta Corp.	4,952,677	32,390
	BRP Inc.	680,973	30,504
	Stella-Jones Inc.	991,061	30,099
*	Pretium Resources Inc.	3,122,618	29,607
*	Parex Resources Inc.	2,428,606	29,373
^	Osisko Gold Royalties Ltd.	2,488,662	29,170
	Maple Leaf Foods Inc.	1,324,164	29,124
	Barrick Gold Corp. (XNYS)	998,659	28,871
^	Colliers International Group Inc.	530,908	28,716
*	OceanaGold Corp.	10,665,443	27,949
^	Chartwell Retirement Residences	3,770,473	27,783
^	Norbord Inc.	821,634	26,720
^	Canadian Western Bank	1,544,644	26,293
^	ARC Resources Ltd.	6,105,131	25,935
*	Torex Gold Resources Inc.	1,466,828	25,724
^	PrairieSky Royalty Ltd.	4,069,040	25,548
*,^	Air Canada Class A	2,207,472	24,902
^	First Capital REIT	2,439,878	24,737
	Linamar Corp.	794,381	23,723
^	Superior Plus Corp.	2,551,687	22,232
*,^	Lightspeed POS Inc.	756,948	21,384
^	Methanex Corp.	1,095,969	20,308
*,^	Cronos Group Inc.	3,081,978	20,202
*,^	Canada Goose Holdings Inc.	892,063	19,853
	Winpak Ltd.	555,976	19,488
^	TransAlta Renewables Inc.	1,655,531	19,281
*	Great Canadian Gaming Corp.	961,252	19,075
^	Cominar REIT	3,153,911	18,790
*,^	Aphria Inc.	3,800,716	18,132
	North West Co. Inc.	781,961	17,397

*,^	Aurora Cannabis Inc.	1,703,529	17,360
*	Canadian Solar Inc.	778,908	17,245
	Husky Energy Inc.	5,306,843	17,076
*,^	Home Capital Group Inc. Class B	1,002,664	16,865
*	ATS Automation Tooling Systems Inc.	1,301,834	16,853
^	Genworth MI Canada Inc.	675,570	16,740
	Transcontinental Inc. Class A	1,381,649	15,926
^	Boardwalk REIT	691,754	15,819
*	Celestica Inc.	1,877,757	15,505
	Cogeco Communications Inc.	202,653	15,447
	Russel Metals Inc.	1,144,939	15,335
^	Laurentian Bank of Canada	767,966	15,222
^	Crescent Point Energy Corp.	9,209,393	14,232
	Cascades Inc.	1,219,128	13,898
	Fortis Inc. (XNYS)	338,922	13,821
	ECN Capital Corp.	3,892,289	13,716
*,^	Canfor Corp.	1,141,485	13,618
^	Artis REIT	2,274,857	13,366
*,^	Turquoise Hill Resources Ltd.	15,728,699	13,152
^	Dream Office REIT	866,139	12,732
*,^	Bombardier Inc. Class B	36,497,790	12,670
*	Seven Generations Energy Ltd. Class A	4,513,248	12,366
	Hudbay Minerals Inc.	3,885,746	12,213
	Aecon Group Inc.	1,159,707	12,173
*,^	MEG Energy Corp.	4,486,160	11,856
^	Mullen Group Ltd.	1,636,558	11,729
^	Whitecap Resources Inc.	7,064,149	11,655
^	Westshore Terminals Investment Corp.	839,432	10,773
	NFI Group Inc.	948,139	10,611
	Martinrea International Inc.	1,349,428	10,034
	Enerplus Corp.	3,882,530	9,594
^	Vermilion Energy Inc.	2,349,173	9,576
	Cineplex Inc.	1,082,739	6,467
	Corus Entertainment Inc. Class B	3,317,735	5,945
	Pason Systems Inc.	1,244,823	5,939
	Enerflex Ltd.	1,582,819	5,873
	First National Financial Corp.	210,646	5,427
*	Stars Group Inc.	139,417	4,716
*,^	Baytex Energy Corp.	9,543,079	4,417
*,^	Kelt Exploration Ltd.	2,706,710	3,455
	TORC Oil & Gas Ltd.	2,584,529	3,222
	Secure Energy Services Inc.	2,535,951	3,124
^	ShawCor Ltd.	1,142,032	2,259
*,^	Paramount Resources Ltd. Class A	1,148,310	1,612
*	Equinox Gold Corp.	62,900	750
*	Shopify Inc. Class A (XNYS)	3	3
*	Poseidon Concepts Corp.	320,721	—
			26,734,957
Chile (0.2%)
	Enel Americas SA	525,521,258	81,536
	Banco de Chile	802,891,168	77,080
	Empresas COPEC SA	8,639,976	70,530
	Falabella SA	12,717,987	45,358
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,456,579	44,348
	Empresas CMPC SA	19,576,782	43,366
	Cencosud SA	24,480,383	42,651
	Enel Chile SA	451,340,457	38,751

	Banco Santander Chile	810,650,690	35,282
	Banco de Credito e Inversiones SA	733,507	26,160
	Colbun SA	113,413,870	20,522
	Cia Cervecerias Unidas SA	2,394,927	18,604
	Parque Arauco SA	9,591,971	16,408
	Aguas Andinas SA Class A	44,905,812	15,786
	Empresa Nacional de Telecomunicaciones SA	2,171,245	15,482
	Cencosud Shopping SA	7,727,919	14,342
	Banco Santander Chile ADR	819,009	14,013
	Sociedad Quimica y Minera de Chile SA ADR	453,357	13,850
	Engie Energia Chile SA	7,111,317	10,192
	Vina Concha y Toro SA	5,714,453	9,511
	Itau CorpBanca Chile SA	2,624,121,195	9,286
*	Cap SA	1,216,371	9,158
	Embotelladora Andina SA Preference Shares	3,393,219	8,516
	AES Gener SA	41,225,609	7,068
	Plaza SA	3,889,606	6,916
	Sonda SA	7,733,532	6,231
	Inversiones Aguas Metropolitanas SA	7,059,709	6,155
*	Cia Sud Americana de Vapores SA	231,800,673	6,017
	Smu SA	32,184,489	5,740
*	Latam Airlines Group SA	2,939,346	5,051
	Enel Chile SA ADR	884,923	3,699
	Inversiones La Construccion SA	443,003	3,131
	Ripley Corp. SA	9,105,203	3,115
	Salfacorp SA	4,942,048	2,881
	Besalco SA	3,154,215	1,766
	Forus SA	1,101,258	1,462
*,^	Latam Airlines Group SA ADR	610,333	1,080
			741,044
China (10.9%)
*	Alibaba Group Holding Ltd. ADR	29,697,897	7,454,766
	Tencent Holdings Ltd.	96,831,819	6,642,490
*	Meituan Dianping Class B	60,679,941	1,501,616
	China Construction Bank Corp. Class H	1,576,733,674	1,149,645
	Ping An Insurance Group Co. of China Ltd.	94,356,198	995,574
*	JD.com Inc. ADR	14,330,085	914,116
	Industrial & Commercial Bank of China Ltd. Class H	1,344,693,436	787,912
	China Mobile Ltd.	89,490,242	610,873
	NetEase Inc. ADR	1,256,166	575,852
*	Baidu Inc. ADR	4,607,148	550,093
*	TAL Education Group ADR	6,152,845	480,968
	Bank of China Ltd. Class H	1,315,940,199	438,220
*,^	Pinduoduo Inc. ADR	4,641,643	426,103
*,1	Xiaomi Corp. Class B	190,871,852	365,913
	Kweichow Moutai Co. Ltd. Class A	1,434,491	345,006
*	New Oriental Education & Technology Group Inc. ADR	2,326,120	326,122
	China Merchants Bank Co. Ltd. Class H	66,012,796	308,081
*,1	Wuxi Biologics Cayman Inc.	14,518,001	299,707
	China Life Insurance Co. Ltd. Class H	128,855,802	295,584
	CNOOC Ltd.	269,296,496	284,243
	ZTO Express Cayman Inc. ADR	6,475,648	239,923
	Sino Biopharmaceutical Ltd.	165,577,282	216,308
*	Trip.com Group Ltd. ADR	7,715,285	209,856
	Sunny Optical Technology Group Co. Ltd.	11,084,219	208,152
	China Overseas Land & Investment Ltd.	65,293,502	198,960
	Sunac China Holdings Ltd.	42,148,458	198,741

	China Resources Land Ltd.	47,180,934	196,646
	ANTA Sports Products Ltd.	20,512,351	194,723
	Agricultural Bank of China Ltd. Class H	538,075,854	190,989
	China Petroleum & Chemical Corp. Class H	442,661,280	188,583
*	Alibaba Health Information Technology Ltd.	68,055,147	188,383
	CSPC Pharmaceutical Group Ltd.	89,403,694	188,298
	Geely Automobile Holdings Ltd.	89,741,508	188,258
	China Resources Beer Holdings Co. Ltd.	26,809,604	186,434
	Country Garden Holdings Co. Ltd.	127,832,312	164,163
*	Vipshop Holdings Ltd.	7,122,890	162,188
	Anhui Conch Cement Co. Ltd. Class H	21,191,735	160,255
	ENN Energy Holdings Ltd.	12,936,127	156,809
*,^	NIO Inc. ADR	12,953,531	154,665
1	Longfor Group Holdings Ltd.	29,652,563	146,544
	Shenzhou International Group Holdings Ltd.	12,238,970	146,191
1	China Tower Corp. Ltd. Class H	793,772,592	144,410
	Wuliangye Yibin Co. Ltd. Class A	4,406,073	137,341
	China Gas Holdings Ltd.	44,488,502	133,809
*,1	Innovent Biologics Inc.	21,376,440	131,287
	China Pacific Insurance Group Co. Ltd. Class H	45,245,199	131,095
	Country Garden Services Holdings Co. Ltd.	21,547,218	130,002
	PetroChina Co. Ltd. Class H	349,712,919	121,614
	China Conch Venture Holdings Ltd.	28,125,429	120,987
*	Tencent Music Entertainment Group ADR	7,144,024	115,305
	Ping An Insurance Group Co. of China Ltd. Class A	10,453,347	113,557
^	BYD Co. Ltd. Class H	11,900,123	112,119
	China Merchants Bank Co. Ltd. Class A	21,372,729	106,517
*,^	Bilibili Inc. ADR	2,434,866	106,111
*,1	Ping An Healthcare and Technology Co. Ltd.	6,197,940	105,908
	Kingdee International Software Group Co. Ltd.	38,239,602	105,764
	China Vanke Co. Ltd. Class H	33,532,332	105,708
*,^	GDS Holdings Ltd. ADR	1,311,921	105,334
^	China Evergrande Group	37,029,308	104,023
	Shimao Group Holdings Ltd.	24,469,293	103,831
	China National Building Material Co. Ltd. Class H	66,267,923	102,913
	Hengan International Group Co. Ltd.	12,189,131	102,341
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	39,418,413	100,382
	China Shenhua Energy Co. Ltd. Class H	60,253,006	99,767
	Yihai International Holding Ltd.	8,112,054	99,522
	Li Ning Co. Ltd.	30,818,322	99,334
*	58.com Inc. ADR	1,685,286	93,314
	PICC Property & Casualty Co. Ltd. Class H	116,237,229	91,855
	CITIC Securities Co. Ltd. Class H	39,083,414	91,138
1	Postal Savings Bank of China Co. Ltd. Class H	159,687,079	87,978
	Autohome Inc. ADR	971,804	85,179
	Huazhu Group Ltd. ADR	2,428,877	83,383
	Guangdong Investment Ltd.	50,508,386	81,661
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,973,065	80,837
*	iQIYI Inc. ADR	3,819,022	80,581
	CITIC Ltd.	84,708,252	79,506
	China Tourism Group Duty Free Corp. Ltd. Class A	2,271,592	79,156
	Kingsoft Corp. Ltd.	14,873,523	75,788
	China Resources Gas Group Ltd.	15,354,069	75,734
	Bank of Communications Co. Ltd. Class H	135,061,222	74,971
§	Haier Electronics Group Co. Ltd.	21,370,631	74,259
*	JOYY Inc. ADR	912,634	72,846
	China Minsheng Banking Corp. Ltd. Class H	115,533,248	72,769

	Weichai Power Co. Ltd. Class H	33,636,699	72,039
*	Zai Lab Ltd. ADR	937,437	71,348
*,1	Hansoh Pharmaceutical Group Co. Ltd.	16,394,000	71,007
	China Telecom Corp. Ltd. Class H	237,749,616	70,594
	China Jinmao Holdings Group Ltd.	101,222,619	68,924
	Zhongsheng Group Holdings Ltd.	10,775,050	66,609
*,^	GSX Techedu Inc. ADR	727,082	64,798
	China CITIC Bank Corp. Ltd. Class H	147,707,455	64,448
	Zijin Mining Group Co. Ltd. Class H	100,907,877	63,437
^,1	WuXi AppTec Co. Ltd. Class H	4,066,211	61,310
	Agricultural Bank of China Ltd. Class A	131,915,100	61,050
	New China Life Insurance Co. Ltd. Class H	15,248,392	59,665
	Tsingtao Brewery Co. Ltd. Class H	6,573,530	58,600
	China Unicom Hong Kong Ltd.	101,206,850	56,294
*	Haitong Securities Co. Ltd. Class H	58,560,859	54,481
	Gree Electric Appliances Inc. of Zhuhai Class A	6,675,618	54,403
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	10,237,315	54,278
1	Huatai Securities Co. Ltd. Class H	29,810,790	53,901
	CIFI Holdings Group Co. Ltd.	59,951,558	53,892
	Industrial & Commercial Bank of China Ltd. Class A	75,717,498	53,804
	Muyuan Foodstuff Co. Ltd. Class A	4,082,795	53,494
	Great Wall Motor Co. Ltd. Class H	54,670,375	53,371
	China Resources Cement Holdings Ltd.	38,843,470	53,180
	Guangzhou Automobile Group Co. Ltd. Class H	55,252,027	52,809
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,034,010	51,447
	Sinopharm Group Co. Ltd. Class H	21,546,996	51,353
	Brilliance China Automotive Holdings Ltd.	47,939,373	48,953
	Luxshare Precision Industry Co. Ltd. Class A	5,793,776	48,899
	Industrial Bank Co. Ltd. Class A	21,480,279	48,186
	CITIC Securities Co. Ltd. Class A	11,169,112	47,928
	BYD Electronic International Co. Ltd.	13,337,310	46,822
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	9,868,854	46,746
*,1	China International Capital Corp. Ltd. Class H	19,412,149	45,909
	China Communications Construction Co. Ltd. Class H	78,428,149	45,686
	China Taiping Insurance Holdings Co. Ltd.	25,487,805	45,225
	Fosun International Ltd.	39,524,032	45,068
	Shanghai Pudong Development Bank Co. Ltd. Class A	30,126,291	44,696
*	China Biologic Products Holdings Inc.	413,509	43,977
	ZTE Corp. Class H	14,803,455	43,841
1	People's Insurance Co. Group of China Ltd. Class H	133,674,409	43,492
*,^,1 CanSino Biologics Inc. Class H		1,237,800	43,464
	Kunlun Energy Co. Ltd.	51,655,874	43,276
	Momo Inc. ADR	2,339,512	43,211
	China Longyuan Power Group Corp. Ltd. Class H	59,082,346	42,325
	China Resources Power Holdings Co. Ltd.	33,120,592	42,225
	Beijing Enterprises Water Group Ltd.	95,715,986	40,678
	KWG Group Holdings Ltd.	22,691,665	40,474
	China Yangtze Power Co. Ltd. Class A	15,316,800	40,313
*	SINA Corp.	997,958	40,268
	China Everbright International Ltd.	64,603,985	39,938
1	CGN Power Co. Ltd. Class H	186,775,885	39,306
	Ping An Bank Co. Ltd. Class A	20,563,671	39,272
*	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,445,416	38,498
	Kingboard Holdings Ltd.	13,078,904	38,251
1	China Galaxy Securities Co. Ltd. Class H	63,604,765	38,046
	China Vanke Co. Ltd. Class A	9,762,738	37,520
	Sinotruk Hong Kong Ltd.	11,620,677	36,264

	Dongfeng Motor Group Co. Ltd. Class H	50,037,816	35,821
*,^,1 ZhongAn Online P&C Insurance Co. Ltd. Class H		5,837,359	34,996
	Shandong Gold Mining Co. Ltd. Class A	5,534,061	34,511
^,1	China Feihe Ltd.	17,730,000	34,124
	East Money Information Co. Ltd. Class A	8,893,560	33,960
*	Seazen Group Ltd.	35,607,230	33,768
	LONGi Green Energy Technology Co. Ltd. Class A	4,112,286	33,586
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	6,387,078	33,507
1	A-Living Services Co. Ltd. Class H	5,864,360	33,122
	Changchun High & New Technology Industry Group Inc. Class A	464,673	33,106
	Wanhua Chemical Group Co. Ltd. Class A	3,414,783	33,056
	China Railway Group Ltd. Class H	64,798,471	32,802
	GF Securities Co. Ltd. Class H	27,311,123	32,775
*	Genscript Biotech Corp.	15,075,141	32,759
	Beijing Enterprises Holdings Ltd.	9,339,091	32,682
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,686,147	32,652
	Agile Group Holdings Ltd.	25,520,424	32,384
*	Alibaba Pictures Group Ltd.	229,726,993	32,065
	China State Construction Engineering Corp. Ltd. Class A	44,161,538	31,823
	TravelSky Technology Ltd. Class H	16,407,367	31,559
	China Lesso Group Holdings Ltd.	16,310,293	31,556
	Logan Group Co. Ltd.	18,069,290	31,314
	Anhui Conch Cement Co. Ltd. Class A	3,544,300	31,196
*,^	Weibo Corp. ADR	901,083	31,141
	CRRC Corp. Ltd. Class H	70,080,919	30,503
	China Cinda Asset Management Co. Ltd. Class H	161,690,775	30,493
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	8,670,379	30,457
	Huaneng Power International Inc. Class H	70,586,215	30,156
*	Shenwan Hongyuan Group Co. Ltd. Class A	35,911,132	30,002
	Bank of China Ltd. Class A	62,352,300	29,746
	Aier Eye Hospital Group Co. Ltd. Class A	4,557,006	29,603
	Nine Dragons Paper Holdings Ltd.	28,052,188	29,464
*,^,1 Hua Hong Semiconductor Ltd.		6,679,323	29,407
	Poly Developments and Holdings Group Co. Ltd. Class A	13,152,925	29,355
*	51job Inc. ADR	427,503	29,019
	China Molybdenum Co. Ltd. Class H	70,892,781	28,795
^,1	Jinxin Fertility Group Ltd.	20,310,000	28,400
	Far East Horizon Ltd .	34,364,637	28,351
	SF Holding Co. Ltd. Class A	2,785,955	28,246
	Wingtech Technology Co. Ltd. Class A	1,280,046	28,131
^,1	Haidilao International Holding Ltd.	6,054,133	27,879
	Luzhou Laojiao Co. Ltd. Class A	1,646,261	27,844
	China Aoyuan Group Ltd.	22,061,569	27,822
*	21Vianet Group Inc. ADR	1,272,075	27,655
*,^	GOME Retail Holdings Ltd.	190,412,464	27,529
	Sany Heavy Industry Co. Ltd. Class A	9,095,600	27,512
	China Communications Services Corp. Ltd. Class H	42,321,676	27,436
	China Railway Construction Corp. Ltd. Class H	33,872,370	27,092
	SAIC Motor Corp. Ltd. Class A	10,386,076	27,048
	Yanzhou Coal Mining Co. Ltd. Class H	34,391,712	26,883
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,251,619	26,881
*,1	Tongcheng -Elong Holdings Ltd.	14,566,729	26,761
*,^,1 Weimob Inc.		19,312,000	26,690
	Contemporary Amperex Technology Co. Ltd. Class A	882,110	26,549
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,369,980	26,390
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	14,805,423	26,323
	Chinasoft International Ltd.	34,474,644	26,295

	China Medical System Holdings Ltd.	21,603,348	26,232
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,014,542	26,200
	Shenzhen International Holdings Ltd.	15,876,418	25,909
	China Merchants Port Holdings Co. Ltd.	22,620,510	25,881
*,1	3SBio Inc.	21,259,257	25,871
*	JD.com Inc. Class A	831,652	25,839
	BOE Technology Group Co. Ltd. Class A	38,575,800	25,821
	China Oilfield Services Ltd. Class H	32,695,604	25,510
*	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	24,649,861	25,414
	Bank of Ningbo Co. Ltd. Class A	6,093,257	25,275
	AviChina Industry & Technology Co. Ltd. Class H	42,443,976	25,271
1	Guotai Junan Securities Co. Ltd. Class H	15,248,967	25,240
	Yonyou Network Technology Co. Ltd. Class A	3,745,485	25,233
	Jiangxi Copper Co. Ltd. Class H	21,015,962	25,119
	China Everbright Ltd.	15,454,025	24,765
*,^	Baozun Inc. ADR	584,815	24,597
*,1	China Literature Ltd.	3,732,555	24,561
^	Tianneng Power International Ltd.	10,426,340	24,201
	China Overseas Property Holdings Ltd.	23,144,808	24,176
	Times China Holdings Ltd.	13,606,589	24,110
	Yangzijiang Shipbuilding Holdings Ltd.	35,944,533	24,087
	China Hongqiao Group Ltd.	41,801,181	24,008
1	Fuyao Glass Industry Group Co. Ltd. Class H	8,588,174	23,979
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	741,438	23,908
	Zhaojin Mining Industry Co. Ltd. Class H	18,631,357	23,608
*	BYD Co. Ltd. Class A	1,922,374	23,452
	China Merchants Securities Co. Ltd. Class A	7,450,671	22,988
	Guangzhou R&F Properties Co. Ltd. Class H	19,917,094	22,988
	China Minsheng Banking Corp. Ltd. Class A	28,916,900	22,951
	Anhui Gujing Distillery Co. Ltd. Class B	2,078,500	22,927
*,^	HUYA Inc. ADR	942,236	22,915
	China Everbright Bank Co. Ltd. Class A	42,237,409	22,878
	Jiangsu Expressway Co. Ltd. Class H	21,290,294	22,837
	China Pacific Insurance Group Co. Ltd. Class A	5,389,972	22,786
^,1	CSC Financial Co. Ltd. Class H	15,021,623	22,554
	GoerTek Inc. Class A	3,660,486	22,505
	China Traditional Chinese Medicine Holdings Co. Ltd.	43,773,791	22,388
	New Hope Liuhe Co. Ltd. Class A	4,749,499	22,148
1	China Huarong Asset Management Co. Ltd. Class H	193,381,692	21,980
1	Dali Foods Group Co. Ltd.	35,226,715	21,529
	Haitian International Holdings Ltd.	9,276,765	21,345
	Kingboard Laminates Holdings Ltd.	18,699,570	21,037
	Beijing Capital International Airport Co. Ltd. Class H	31,741,490	20,910
*	Mango Excellent Media Co. Ltd. Class A	2,141,899	20,908
	China Life Insurance Co. Ltd. Class A	3,992,402	20,850
	Shanghai International Airport Co. Ltd. Class A	2,133,152	20,751
*,^,1 Koolearn Technology Holding Ltd.		4,444,500	20,606
	Yuexiu Property Co. Ltd.	112,182,674	20,567
	Air China Ltd. Class H	32,927,059	20,459
	Bank of Communications Co. Ltd. Class A	29,796,191	20,316
*	Walvax Biotechnology Co. Ltd. Class A	1,748,165	20,254
	Will Semiconductor Ltd. Class A	680,531	20,189
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	21,272,239	20,169
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	8,198,800	20,028
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	684,046	20,025
	China United Network Communications Ltd. Class A	27,035,700	19,684
	Yuzhou Group Holdings Co. Ltd.	43,620,942	19,598

*	ZTE Corp. Class A	3,455,364	19,449
	Hundsun Technologies Inc. Class A	1,237,648	19,417
	Yunnan Baiyao Group Co. Ltd. Class A	1,228,197	19,296
	Greentown Service Group Co. Ltd.	14,073,637	19,264
	China Meidong Auto Holdings Ltd.	6,880,096	19,229
	Zhejiang Expressway Co. Ltd. Class H	25,837,672	19,214
	Hualan Biological Engineering Inc. Class A	2,054,655	19,128
	Ever Sunshine Lifestyle Services Group Ltd.	9,900,000	19,047
	Pharmaron Beijing Co. Ltd. Class A	1,260,952	18,955
	China Everbright Bank Co. Ltd. Class H	49,771,389	18,705
*,^,1 China Merchants Securities Co. Ltd. Class H		15,281,043	18,704
	Huatai Securities Co. Ltd. Class A	6,274,800	18,686
	CRRC Corp. Ltd. Class A	22,303,738	18,669
*	Aluminum Corp. of China Ltd. Class H	72,117,642	18,602
1	Luye Pharma Group Ltd.	29,334,451	18,541
1	AK Medical Holdings Ltd.	6,328,000	18,517
	Tianli Education International Holdings Ltd.	17,604,000	18,423
1	BAIC Motor Corp. Ltd. Class H	37,585,494	18,329
§	Haier Smart Home Co. Ltd. Class A	7,083,994	18,279
	Eve Energy Co. Ltd. Class A	2,115,058	18,220
	China State Construction International Holdings Ltd.	30,479,666	18,036
	Tongwei Co. Ltd. Class A	4,596,484	17,970
1	China East Education Holdings Ltd.	7,595,000	17,857
	Ausnutria Dairy Corp. Ltd.	10,470,031	17,545
	Sanan Optoelectronics Co. Ltd. Class A	4,520,000	17,427
	Vinda International Holdings Ltd.	4,625,987	17,421
	Ganfeng Lithium Co. Ltd. Class A	2,154,965	17,273
	Guotai Junan Securities Co. Ltd. Class A	6,467,200	17,123
1	China Yuhua Education Corp. Ltd.	17,709,276	17,119
	Poly Property Services Co. Ltd.	1,623,400	17,090
	Bank of Shanghai Co. Ltd. Class A	14,358,260	17,039
	Kaisa Group Holdings Ltd.	38,316,208	17,028
	Shanghai Baosight Software Co. Ltd. Class B	6,570,523	16,959
	Gigadevice Semiconductor Beijing Inc. Class A	508,100	16,958
	Shenzhen Investment Ltd.	53,855,683	16,898
	Chongqing Rural Commercial Bank Co. Ltd. Class H	41,566,810	16,849
1	China Resources Pharmaceutical Group Ltd.	29,481,504	16,745
	NAURA Technology Group Co. Ltd. Class A	559,502	16,657
	Digital China Holdings Ltd.	19,682,782	16,560
	SSY Group Ltd.	26,204,069	16,555
	Everbright Securities Co. Ltd. Class A	4,805,900	16,534
*	DouYu International Holdings Ltd. ADR	1,218,167	16,397
	Suning.com Co. Ltd. Class A	11,068,148	16,363
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	19,415,258	16,303
	Greentown China Holdings Ltd.	13,961,306	16,275
	Citic Pacific Special Steel Group Co. Ltd. Class A	5,804,847	16,192
	Lee & Man Paper Manufacturing Ltd.	26,160,661	16,172
	Guangdong Haid Group Co. Ltd. Class A	1,765,301	16,157
*	Haitong Securities Co. Ltd. Class A	7,977,300	16,114
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,799,899	16,058
	China Petroleum & Chemical Corp. Class A	27,942,016	16,025
1	Topsports International Holdings Ltd.	13,303,000	16,020
	China Yongda Automobiles Services Holdings Ltd.	15,361,004	15,849
*	China Shipbuilding Industry Co. Ltd. Class A	22,560,200	15,489
	Zijin Mining Group Co. Ltd. Class A	17,990,367	15,227
	COSCO SHIPPING Ports Ltd.	28,932,722	15,090
*,^	China Southern Airlines Co. Ltd. Class H	32,469,338	15,066

	Powerlong Real Estate Holdings Ltd.	24,621,597	15,046
	NARI Technology Co. Ltd. Class A	4,933,266	15,041
	Glodon Co. Ltd. Class A	1,364,811	14,967
*	COSCO SHIPPING Holdings Co. Ltd. Class H	39,372,549	14,837
*,^	Daqo New Energy Corp. ADR	133,466	14,803
	Focus Media Information Technology Co. Ltd. Class A	16,949,572	14,734
	China SCE Group Holdings Ltd.	31,936,373	14,722
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,234,400	14,601
*	Alibaba Group Holding Ltd.	464,200	14,565
	China Power International Development Ltd.	77,109,907	14,436
1	Fu Shou Yuan International Group Ltd.	15,096,902	14,320
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	64,139,134	14,280
	AVIC Shenyang Aircraft Co. Ltd. Class A	1,550,252	14,199
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	4,534,597	13,810
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,754,505	13,782
	TCL Technology Group Corp. Class A	15,375,700	13,780
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	4,039,017	13,724
*,1	Yadea Group Holdings Ltd.	16,176,270	13,632
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,632,366	13,597
1	Zhou Hei Ya International Holdings Co. Ltd.	16,881,325	13,562
	Yonghui Superstores Co. Ltd. Class A	10,521,181	13,554
	China Overseas Grand Oceans Group Ltd.	22,334,288	13,506
	Bosideng International Holdings Ltd.	46,626,029	13,485
	Bank of Beijing Co. Ltd. Class A	19,384,014	13,411
	Iflytek Co. Ltd. Class A	2,545,600	13,358
*	LexinFintech Holdings Ltd. ADR	1,556,216	13,243
	China Railway Construction Corp. Ltd. Class A	10,507,900	13,237
*	Lingyi iTech Guangdong Co. Class A	7,758,600	13,188
*	BEST Inc. ADR	3,126,598	13,163
	China Water Affairs Group Ltd.	15,148,504	13,089
*	Shanghai Electric Group Co. Ltd. Class H	42,234,099	13,028
	Daqin Railway Co. Ltd. Class A	13,990,055	13,004
	GF Securities Co. Ltd. Class A	5,810,268	12,983
	Fanhua Inc. ADR	646,180	12,975
	AECC Aviation Power Co. Ltd. Class A	2,452,406	12,963
*	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	12,864,278	12,950
	China Shenhua Energy Co. Ltd. Class A	5,876,966	12,907
	Anhui Gujing Distillery Co. Ltd. Class A	422,637	12,887
	China Education Group Holdings Ltd.	6,759,085	12,848
	Weichai Power Co. Ltd. Class A	5,517,500	12,801
	Shenzhen Inovance Technology Co. Ltd. Class A	1,765,620	12,722
	Huaxia Bank Co. Ltd. Class A	13,948,664	12,710
	Seazen Holdings Co. Ltd.	2,601,235	12,672
	Lao Feng Xiang Co. Ltd. Class B	3,763,173	12,524
	New China Life Insurance Co. Ltd. Class A	1,650,221	12,494
^	China Eastern Airlines Corp. Ltd. Class H	34,859,903	12,393
	Livzon Pharmaceutical Group Inc. Class H	2,632,893	12,381
	Times Neighborhood Holdings Ltd.	7,836,303	12,339
	Hithink RoyalFlush Information Network Co. Ltd. Class A	601,831	12,332
*	SOHO China Ltd.	33,056,276	12,288
	NetDragon Websoft Holdings Ltd.	4,271,745	12,212
	Hopson Development Holdings Ltd.	9,305,172	12,199
	China Construction Bank Corp. Class A	13,864,801	12,159
	Orient Securities Co. Ltd. Class A	7,240,040	12,146
	Hangzhou Tigermed Consulting Co. Ltd. Class A	783,180	12,084
	Huadian Fuxin Energy Corp. Ltd. Class H	38,204,617	11,989
	Baoshan Iron & Steel Co. Ltd. Class A	16,736,744	11,804

*	Sohu.com Ltd. ADR	508,976	11,691
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,895,648	11,661
	Sino-Ocean Group Holding Ltd.	48,179,150	11,623
	Founder Securities Co. Ltd. Class A	9,435,900	11,611
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	640,374	11,611
	Shanghai Industrial Holdings Ltd.	7,868,874	11,481
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,314,052	11,480
	China Reinsurance Group Corp. Class H	104,519,251	11,467
	China Oriental Group Co. Ltd.	39,073,924	11,314
^	Zhenro Properties Group Ltd.	17,754,494	11,297
^	Health & Happiness H&H International Holdings Ltd.	2,767,715	11,084
	Shenzhen Expressway Co. Ltd. Class H	11,567,657	11,034
1	China Railway Signal & Communication Corp. Ltd. Class H	25,057,867	10,901
	CSC Financial Co. Ltd. Class A	1,563,100	10,887
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	3,078,600	10,790
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,491,115	10,621
	China CITIC Bank Corp. Ltd. Class A	14,353,484	10,611
1	Legend Holdings Corp. Class H	8,154,424	10,607
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd.
	Class A	1,614,700	10,556
1	Sinopec Engineering Group Co. Ltd. Class H	23,702,780	10,506
	Gemdale Corp. Class A	5,225,084	10,467
*	Lifetech Scientific Corp.	36,045,719	10,390
	Shengyi Technology Co. Ltd. Class A	2,502,900	10,326
	Yuexiu REIT	22,884,441	10,255
*,^	Skyworth Group Ltd.	32,430,356	10,252
	Zhejiang NHU Co. Ltd. Class A	2,422,792	10,218
	Angang Steel Co. Ltd. Class H	36,265,390	10,173
	Lonking Holdings Ltd.	30,847,942	10,161
	Yanlord Land Group Ltd.	11,374,060	10,139
	Wuhan Guide Infrared Co. Ltd. Class A	1,808,185	10,122
^,1	Hope Education Group Co. Ltd.	29,916,000	10,058
*,^	JinkoSolar Holding Co. Ltd. ADR	521,289	9,983
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	9,685,866	9,953
	China Fortune Land Development Co. Ltd. Class A	3,995,923	9,937
	Huayu Automotive Systems Co. Ltd. Class A	3,304,805	9,929
	Poly Property Group Co. Ltd.	31,520,691	9,927
	AVIC Aircraft Co. Ltd. Class A	2,910,500	9,889
*	Chongqing Changan Automobile Co. Ltd. Class B	17,948,945	9,868
	WuXi AppTec Co. Ltd. Class A	601,881	9,748
	Zhejiang Dahua Technology Co. Ltd. Class A	3,191,393	9,732
*	SDIC Power Holdings Co. Ltd. Class A	7,836,446	9,678
^	Comba Telecom Systems Holdings Ltd.	23,017,088	9,627
*	Topchoice Medical Corp. Class A	379,079	9,587
1	Midea Real Estate Holding Ltd.	3,745,213	9,583
1	Qingdao Port International Co. Ltd. Class H	16,901,551	9,572
	Yunnan Energy New Material Co. Ltd. Class A	833,180	9,530
*,1	China Logistics Property Holdings Co. Ltd.	20,179,719	9,524
	Huaxin Cement Co. Ltd. Class B	5,224,863	9,486
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,376,079	9,452
*	Bitauto Holdings Ltd. ADR	594,829	9,446
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	21,105,088	9,420
	Industrial Securities Co. Ltd. Class A	7,990,700	9,379
	Wangfujing Group Co. Ltd. Class A	1,069,700	9,364
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,692,540	9,358
*	OneConnect Financial Technology Co. Ltd. ADR	385,706	9,226
	Songcheng Performance Development Co. Ltd. Class A	3,440,970	9,205

	Angel Yeast Co. Ltd. Class A	971,500	9,170
*,^	HengTen Networks Group Ltd.	299,535,398	9,170
	Q Technology Group Co. Ltd.	6,724,615	9,161
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	909,343	9,148
	Guosen Securities Co. Ltd. Class A	4,774,652	9,023
	SG Micro Corp. Class A	171,641	8,982
	Shaanxi Coal Industry Co. Ltd. Class A	7,731,910	8,970
	Shenzhen Sunway Communication Co. Ltd. Class A	1,119,635	8,904
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,420,769	8,854
	Jiayuan International Group Ltd.	18,706,527	8,810
	Bank of Nanjing Co. Ltd. Class A	7,863,100	8,738
	Sany Heavy Equipment International Holdings Co. Ltd.	16,590,879	8,686
	Shoucheng Holdings Ltd.	34,449,185	8,676
^	Zhongyu Gas Holdings Ltd.	9,323,202	8,673
^	BBMG Corp. Class H	39,501,494	8,672
	Jafron Biomedical Co. Ltd. Class A	820,726	8,634
1	Orient Securities Co. Ltd. Class H	12,768,292	8,598
	Shanghai Electric Group Co. Ltd. Class A	10,878,135	8,577
	NanJi E-Commerce Co. Ltd. Class A	3,053,593	8,574
	Yealink Network Technology Corp. Ltd. Class A	944,615	8,563
	Hollysys Automation Technologies Ltd.	707,191	8,557
	Winning Health Technology Group Co. Ltd. Class A	2,580,630	8,541
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,758,402	8,531
	Inspur Electronic Information Industry Co. Ltd. Class A	1,554,752	8,525
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,852,393	8,499
*	Noah Holdings Ltd. ADR	277,695	8,461
^	China Maple Leaf Educational Systems Ltd.	24,399,880	8,454
	Fufeng Group Ltd.	23,249,303	8,441
	Changjiang Securities Co. Ltd. Class A	6,787,832	8,393
	Ronshine China Holdings Ltd.	9,323,841	8,320
	OFILM Group Co. Ltd. Class A	2,990,614	8,320
*	So-Young International Inc. ADR	579,025	8,297
	Foxconn Industrial Internet Co. Ltd. Class A	3,938,992	8,261
	Hengli Petrochemical Co. Ltd. Class A	3,541,620	8,257
*	China Suntien Green Energy Corp. Ltd. Class H	28,356,892	8,242
	China Greatwall Technology Group Co. Ltd. Class A	3,100,000	8,147
	Lens Technology Co. Ltd. Class A	1,734,000	8,147
	China National Nuclear Power Co. Ltd. Class A	13,015,831	8,096
	Tsingtao Brewery Co. Ltd. Class A	679,858	8,090
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	5,485,668	8,059
	Dawning Information Industry Co. Ltd. Class A	1,253,840	8,005
	Beijing New Building Materials plc Class A	1,812,335	8,001
	Perfect World Co. Ltd. Class A	1,427,850	7,854
	Jinke Properties Group Co. Ltd. Class A	6,292,539	7,842
	China Coal Energy Co. Ltd. Class H	31,596,267	7,831
^	Oshidori International Holdings Ltd.	62,398,524	7,817
^	China International Marine Containers Group Co. Ltd. Class H	8,158,921	7,792
^,1	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,179,632	7,790
	Beijing Jingneng Clean Energy Co. Ltd. Class H	28,171,244	7,781
	Greenland Holdings Corp. Ltd. Class A	6,637,500	7,764
*,^	Sogou Inc. ADR	898,738	7,747
	Bank of Hangzhou Co. Ltd. Class A	5,709,936	7,724
	China Jushi Co. Ltd. Class A	3,897,230	7,721
	Tong Ren Tang Technologies Co. Ltd. Class H	10,466,836	7,721
*	O-Net Technologies Group Ltd.	9,545,476	7,681
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,872,100	7,679
	Beijing Enlight Media Co. Ltd. Class A	4,019,880	7,671

	SooChow Securities Co. Ltd. Class A	4,660,890	7,625
	Dongyue Group Ltd.	17,272,577	7,611
	Huadian Power International Corp. Ltd. Class H	24,986,944	7,580
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,752,817	7,573
	Tianfeng Securities Co. Ltd. Class A	7,337,226	7,546
	Metallurgical Corp. of China Ltd. Class A	18,760,894	7,531
	Lomon Billions Group Co. Ltd. Class A	2,220,500	7,506
	China National Software & Service Co. Ltd. Class A	551,500	7,491
	Beijing Shunxin Agriculture Co. Ltd. Class A	841,629	7,467
*,^	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,248,000	7,448
^	China Tobacco International HK Co. Ltd.	3,479,000	7,427
	SDIC Capital Co. Ltd. Class A	3,494,561	7,418
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,202,850	7,388
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	533,757	7,382
	Sihuan Pharmaceutical Holdings Group Ltd.	72,105,198	7,365
	West China Cement Ltd.	34,499,253	7,353
	Huadong Medicine Co. Ltd. Class A	1,842,493	7,346
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	1,173,480	7,327
*,^	GCL-Poly Energy Holdings Ltd.	234,509,206	7,269
	Jinchuan Group International Resources Co. Ltd.	74,104,840	7,268
	Dongxing Securities Co. Ltd. Class A	3,687,722	7,264
	XCMG Construction Machinery Co. Ltd. Class A	7,950,400	7,241
	Centre Testing International Group Co. Ltd. Class A	2,154,100	7,219
1	Genertec Universal Medical Group Co. Ltd.	11,244,349	7,206
	G-bits Network Technology Xiamen Co. Ltd. Class A	81,049	7,199
^	Tiangong International Co. Ltd.	21,933,378	7,189
	Yantai Eddie Precision Machinery Co. Ltd. Class A	845,060	7,167
1	Red Star Macalline Group Corp. Ltd. Class H	10,447,467	7,160
	Xiamen Kingdomway Group Co. Class A	849,931	7,157
*,^,1 CStone Pharmaceuticals		5,320,500	7,138
	China Dongxiang Group Co. Ltd.	56,288,984	7,118
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	997,215	7,109
*	COSCO SHIPPING Holdings Co. Ltd. Class A	11,453,651	7,108
	Sinolink Securities Co. Ltd. Class A	3,425,246	7,076
	Beijing Dabeinong Technology Group Co. Ltd. Class A	4,561,800	7,070
	Ovctek China Inc. Class A	754,289	7,068
	Tianshui Huatian Technology Co. Ltd. Class A	2,972,345	7,050
	Zhejiang Longsheng Group Co. Ltd. Class A	3,301,300	6,995
	Liaoning Cheng Da Co. Ltd. Class A	1,745,100	6,992
	Sinotrans Ltd. Class H	33,278,377	6,955
	Fuyao Glass Industry Group Co. Ltd. Class A	1,987,800	6,950
*	Leyou Technologies Holdings Ltd.	17,489,351	6,910
	Zhejiang Supor Co. Ltd. Class A	568,375	6,908
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,375,927	6,866
	Jiangxi Bank Co. Ltd. Class H	15,231,882	6,859
	Sichuan Chuantou Energy Co. Ltd. Class A	5,009,376	6,853
	Beijing Shiji Information Technology Co. Ltd. Class A	1,300,100	6,844
	Skshu Paint Co. Ltd. Class A	312,201	6,836
	China Merchants Energy Shipping Co. Ltd. Class A	7,613,221	6,814
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	2,390,696	6,809
	Yuexiu Transport Infrastructure Ltd.	10,703,624	6,800
	Avary Holding Shenzhen Co. Ltd. Class A	925,340	6,750
	Hisense Home Appliances Group Co. Ltd.	6,172,259	6,703
*,1	Meitu Inc.	32,858,158	6,684
*,1	Maoyan Entertainment	3,972,000	6,645
	Greatview Aseptic Packaging Co. Ltd.	17,425,304	6,612
	China Spacesat Co. Ltd. Class A	1,296,800	6,585

Metallurgical Corp. of China Ltd. Class H	38,817,700	6,567
Shandong Chenming Paper Holdings Ltd. Class B	17,694,885	6,533
Shanghai International Port Group Co. Ltd. Class A	10,099,200	6,524
^ E-House China Enterprise Holdings Ltd.	4,493,735	6,497
Guangdong Hongda Blasting Co. Ltd. Class A	803,900	6,484
Venustech Group Inc. Class A	1,145,000	6,470
China Resources Medical Holdings Co. Ltd.	9,041,609	6,458
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	667,952	6,455
Sinopec Kantons Holdings Ltd.	14,806,826	6,455
Sinoma Science & Technology Co. Ltd. Class A	2,162,272	6,445
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,863,600	6,419
Southwest Securities Co. Ltd. Class A	7,628,209	6,398
Shandong Sinocera Functional Material Co. Ltd. Class A	1,243,905	6,392
Hangzhou Steam Turbine Co. Ltd. Class B	6,036,036	6,384
Hangzhou Robam Appliances Co. Ltd. Class A	1,155,262	6,342
Western Securities Co. Ltd. Class A	4,445,744	6,318
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,183,516	6,308
1 Redco Properties Group Ltd.	13,875,960	6,303
Guoyuan Securities Co. Ltd. Class A	4,226,600	6,302
Asymchem Laboratories Tianjin Co. Ltd. Class A	201,340	6,302
* China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,527,900	6,292
* Oriental Pearl Group Co. Ltd. Class A	4,317,425	6,271
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	292,860	6,253
Shanxi Securities Co. Ltd. Class A	5,276,179	6,253
* Kuang-Chi Technologies Co. Ltd. Class A	2,212,300	6,234
Weihai Guangwei Composites Co. Ltd.	559,340	6,218
Beijing Tongrentang Co. Ltd. Class A	1,589,798	6,165
Proya Cosmetics Co. Ltd. Class A	229,132	6,156
Yifan Pharmaceutical Co. Ltd. Class A	1,451,300	6,145
* Jiangsu Zhongnan Construction Group Co. Ltd. Class A	4,510,630	6,111
Zhongji Innolight Co. Ltd. Class A	719,479	6,107
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,840,874	6,104
^ Datang International Power Generation Co. Ltd. Class H	46,310,343	6,098
* Wanda Film Holding Co. Ltd . Class A	2,441,754	6,068
YTO Express Group Co. Ltd. Class A	2,763,259	6,064
Chongqing Brewery Co. Ltd. Class A	580,989	6,062
* China Merchants Property Operation & Service Co. Ltd.	1,247,300	6,039
GD Power Development Co. Ltd. Class A	20,597,800	6,024
Power Construction Corp. of China Ltd. Class A	9,975,709	6,020
* Unisplendour Corp. Ltd. Class A	956,423	6,015
Shenzhen Kaifa Technology Co. Ltd. Class A	1,656,850	6,011
* Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,762,285	5,995
* Tianqi Lithium Corp. Class A	1,653,400	5,994
Huizhou Desay Sv Automotive Co. Ltd. Class A	590,019	5,982
COSCO SHIPPING Development Co. Ltd. Class H	60,197,171	5,980
Youngor Group Co. Ltd. Class A	6,228,600	5,954
Sichuan Swellfun Co. Ltd. Class A	651,420	5,950
China Great Wall Securities Co. Ltd. Class A	2,887,200	5,950
Thunder Software Technology Co. Ltd. Class A	427,400	5,944
DHC Software Co. Ltd. Class A	3,385,300	5,911
Livzon Pharmaceutical Group Inc. Class A	754,943	5,897
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	950,369	5,897
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,041,900	5,892
* NavInfo Co. Ltd. Class A	2,199,219	5,871
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,780,168	5,871
Avic Capital Co. Ltd. Class A	8,591,495	5,837
* AVIC Electromechanical Systems Co. Ltd. Class A	3,968,700	5,830

	Shandong Sun Paper Industry JSC Ltd. Class A	3,188,600	5,800
	Shenzhen Energy Group Co. Ltd. Class A	7,136,157	5,798
	Sunwoda Electronic Co. Ltd. Class A	1,693,604	5,796
	Aisino Corp. Class A	2,292,800	5,740
	BOE Technology Group Co. Ltd. Class B	14,884,075	5,725
	Shenzhen Goodix Technology Co. Ltd. Class A	190,847	5,702
	Shanghai Jahwa United Co. Ltd. Class A	854,755	5,701
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,079,630	5,687
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	893,861	5,631
^,1	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	3,131,673	5,628
*	Jointown Pharmaceutical Group Co. Ltd. Class A	2,094,914	5,621
	Zhejiang Chint Electrics Co. Ltd. Class A	1,237,202	5,619
	TCL Electronics Holdings Ltd.	9,450,515	5,603
	Fujian Sunner Development Co. Ltd. Class A	1,361,500	5,603
	Huaxin Cement Co. Ltd. Class A	1,425,581	5,601
	C&S Paper Co. Ltd. Class A	1,600,208	5,596
	RiseSun Real Estate Development Co. Ltd. Class A	4,747,756	5,594
	Wens Foodstuffs Group Co. Ltd.	1,642,055	5,591
	Skyfame Realty Holdings Ltd.	41,626,327	5,586
	China Satellite Communications Co. Ltd. Class A	1,681,300	5,573
	Sealand Securities Co. Ltd. Class A	6,885,200	5,555
	Shenergy Co. Ltd. Class A	6,792,742	5,543
	Zhejiang Dingli Machinery Co. Ltd. Class A	434,185	5,525
	Yintai Gold Co. Ltd. Class A	2,021,300	5,521
	CSG Holding Co. Ltd. Class B	18,237,993	5,505
*	Berry Genomics Co. Ltd. Class A	426,250	5,489
*	Shenzhen MTC Co. Ltd. Class A	5,197,600	5,474
1	Shanghai Haohai Biological Technology Co. Ltd. Class H	744,696	5,473
	Tianma Microelectronics Co. Ltd. Class A	2,260,171	5,443
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	1,005,220	5,437
	Fantasia Holdings Group Co. Ltd.	26,317,475	5,435
*	Pacific Securities Co. Ltd. China Class A	8,756,726	5,434
	Beijing Kunlun Tech Co. Ltd. Class A	1,401,400	5,417
	Hefei Meiya Optoelectronic Technology Inc. Class A	631,020	5,413
	Bank of Changsha Co. Ltd. Class A	4,424,100	5,411
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,214,100	5,407
	NetEase Inc.	297,274	5,401
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,675,131	5,398
*	Zhuguang Holdings Group Co. Ltd.	36,302,977	5,387
	Sinocare Inc.	827,749	5,378
	China Tian Lun Gas Holdings Ltd.	6,824,284	5,369
	Infore Environment Technology Group Co. Ltd. Class A	3,701,988	5,353
	Guangzhou Haige Communications Group Inc. Co. Class A	2,589,059	5,350
	Northeast Securities Co. Ltd. Class A	3,317,300	5,332
*	Gree Real Estate Co. Ltd. Class A	2,797,869	5,321
	CMBC Capital Holdings Ltd.	294,506,810	5,316
	Shanghai M&G Stationery Inc. Class A	566,700	5,307
	Joyoung Co. Ltd. Class A	944,677	5,291
	Jason Furniture Hangzhou Co. Ltd. Class A	643,184	5,277
	Sangfor Technologies Inc. Class A	171,879	5,270
*,^	Qutoutiao Inc. ADR	1,705,773	5,254
	China National Medicines Corp. Ltd. Class A	830,888	5,236
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	343,358	5,229
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	771,888	5,225
	LVGEM China Real Estate Investment Co. Ltd.	16,560,000	5,213
	Guangdong Electric Power Development Co. Ltd. Class B	18,589,652	5,205
	Jinyu Bio-Technology Co. Ltd. Class A	1,243,100	5,201

	Xtep International Holdings Ltd.	17,353,990	5,199
	Hengtong Optic -electric Co. Ltd. Class A	2,182,460	5,188
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,266,980	5,182
	Zhongliang Holdings Group Co. Ltd.	7,238,500	5,147
	Xinhu Zhongbao Co. Ltd. Class A	10,525,748	5,141
*	Chongqing Changan Automobile Co. Ltd. Class A	3,236,221	5,140
*,§	SMI Holdings Group Ltd.	17,016,452	5,138
	GRG Banking Equipment Co. Ltd. Class A	2,491,443	5,136
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,741,267	5,115
*	FAW Jiefang Group Co. Ltd. Class A	2,640,185	5,115
*	China Film Co. Ltd. Class A	2,453,000	5,110
	Han's Laser Technology Industry Group Co. Ltd. Class A	891,600	5,108
	Heilongjiang Agriculture Co. Ltd. Class A	1,856,500	5,101
	Hangzhou First Applied Material Co. Ltd. Class A	497,300	5,097
*,^,1 Jiumaojiu International Holdings Ltd.		3,005,000	5,084
	Yango Group Co. Ltd. Class A	5,083,893	5,046
	Zhongjin Gold Corp. Ltd. Class A	3,075,000	5,039
*	Wonders Information Co. Ltd. Class A	1,309,972	5,034
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	698,936	5,022
	Apeloa Pharmaceutical Co. Ltd. Class A	1,464,700	5,002
	China South Publishing & Media Group Co. Ltd. Class A	3,259,961	4,984
	Huaneng Power International Inc. Class A	7,408,076	4,979
	Rongsheng Petro Chemical Co. Ltd. Class A	2,076,543	4,973
	SPIC Dongfang New Energy Corp. Class A	6,901,394	4,962
*	Jiangsu Yangnong Chemical Co. Ltd. Class A	359,900	4,946
*,^,1 Yixin Group Ltd.		19,348,612	4,926
	Jiajiayue Group Co. Ltd. Class A	788,005	4,902
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,101,805	4,897
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,401,043	4,889
	Guangzhou Wondfo Biotech Co. Ltd. Class A	349,420	4,889
	Hongfa Technology Co. Ltd. Class A	810,609	4,887
*	TongFu Microelectronics Co. Ltd. Class A	1,263,620	4,887
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,371,370	4,878
*	Ningbo Tuopu Group Co. Ltd. Class A	1,004,987	4,868
*	Laobaixing Pharmacy Chain JSC Class A	324,924	4,845
	China Zhongwang Holdings Ltd.	22,889,483	4,844
	Xinhua Winshare Publishing and Media Co. Ltd. Class H	7,311,291	4,839
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,487,737	4,827
	China Enterprise Co. Ltd. Class A	7,900,134	4,821
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	853,100	4,820
*	China CSSC Holdings Ltd. Class A	1,618,564	4,806
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,105,986	4,805
*	Guangdong Provincial Expressway Development Co. Ltd. Class B	7,673,356	4,796
	Guangdong South New Media Co. Ltd. Class A	282,695	4,789
*	Ourpalm Co. Ltd. Class A	3,557,775	4,785
*	Aluminum Corp. of China Ltd. Class A	9,999,200	4,719
	Financial Street Holdings Co. Ltd. Class A	4,771,105	4,716
*	Guangdong Golden Dragon Development Inc. Class A	1,766,100	4,713
	360 Security Technology Inc. Class A	1,689,391	4,699
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	3,959,600	4,689
	China Molybdenum Co. Ltd. Class A	7,418,500	4,689
	Wuhu Token Science Co. Ltd. Class A	2,661,328	4,649
	Chaowei Power Holdings Ltd.	8,770,642	4,649
	Shenzhen Huaqiang Industry Co. Ltd. Class A	2,003,730	4,647
	Addsino Co. Ltd. Class A	1,821,500	4,634
*	Gotion High-tech Co. Ltd. Class A	1,280,500	4,634
	Shenzhen SC New Energy Technology Corp. Class A	334,806	4,627

CECEP Wind-Power Corp. Class A	10,455,244	4,627
Sungrow Power Supply Co. Ltd. Class A	1,538,008	4,624
Ningbo Zhoushan Port Co. Ltd. Class A	7,737,846	4,621
Hongta Securities Co. Ltd. Class A	1,498,300	4,596
Jiangsu Yoke Technology Co. Ltd. Class A	530,300	4,595
JiuGui Liquor Co. Ltd. Class A	465,500	4,586
Bank of Chongqing Co. Ltd. Class H	8,773,986	4,586
^ Maanshan Iron & Steel Co. Ltd. Class H	16,974,000	4,578
Autobio Diagnostics Co. Ltd. Class A	196,356	4,578
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	586,284	4,567
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,014,773	4,563
Shanghai Electric Power Co. Ltd. Class A	4,040,608	4,545
* Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,431,361	4,534
Wisdom Education International Holdings Co. Ltd.	7,981,256	4,531
Hubei Energy Group Co. Ltd. Class A	8,380,667	4,524
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,299,571	4,524
Anhui Anke Biotechnology Group Co. Ltd. Class A	1,488,181	4,517
China Gezhouba Group Co. Ltd. Class A	4,723,217	4,514
Beijing Capital Land Ltd. Class H	23,230,465	4,501
Ningbo Joyson Electronic Corp. Class A	1,396,000	4,496
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class H	3,299,622	4,483
Jiangsu Eastern Shenghong Co. Ltd. Class A	5,303,324	4,461
* CCOOP Group Co. Ltd. Class A	7,136,700	4,451
Great Wall Motor Co. Ltd. Class A	2,324,564	4,451
Dongfang Electric Corp. Ltd. Class A	2,995,100	4,446
Zhejiang Yasha Decoration Co. Ltd. Class A	2,017,492	4,438
Chacha Food Co. Ltd. Class A	533,678	4,430
Tongkun Group Co. Ltd. Class A	2,138,960	4,427
Tianjin Guangyu Development Co. Ltd. Class A	3,697,190	4,390
* BAIC BluePark New Energy Technology Co. Ltd. Class Class A	4,496,169	4,370
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	293,504	4,369
Grandjoy Holdings Group Co. Ltd. Class A	5,552,146	4,362
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	4,240,800	4,361
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,885,019	4,360
* AVICOPTER plc Class A	590,291	4,356
PAX Global Technology Ltd.	9,308,538	4,335
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	2,319,758	4,323
CIMC Enric Holdings Ltd.	9,901,670	4,297
Spring Airlines Co. Ltd. Class A	755,592	4,297
* Zhongtian Financial Group Co. Ltd. Class A	8,303,400	4,273
Dong-E-E-Jiao Co. Ltd. Class A	727,680	4,248
Beijing Yanjing Brewery Co. Ltd. Class A	3,864,410	4,242
Huaxi Securities Co. Ltd. Class A	2,318,539	4,235
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	830,480	4,225
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	2,061,321	4,223
* China Avionics Systems Co. Ltd. Class A	1,681,613	4,216
TBEA Co. Ltd. Class A	3,366,107	4,212
Shandong Publishing & Media Co. Ltd. Class A	4,333,387	4,210
Shenzhen Airport Co. Ltd. Class A	2,946,900	4,210
* Nanyang Topsec Technologies Group Inc. Class A	1,246,300	4,195
Zhejiang Huafeng Spandex Co. Ltd. Class A	4,318,005	4,190
China Galaxy Securities Co. Ltd. Class A	2,228,700	4,173
Juewei Food Co. Ltd. Class A	340,064	4,172
Beijing Originwater Technology Co. Ltd. Class A	3,384,300	4,159
Inner Mongolia Eerduosi Resources Co. Ltd. Class B	4,595,549	4,133
CNHTC Jinan Truck Co. Ltd. Class A	787,528	4,126
Blue Sail Medical Co. Ltd. Class A	918,303	4,111

	Bright Dairy & Food Co. Ltd. Class A	1,518,848	4,105
	China Coal Energy Co. Ltd. Class A	6,908,154	4,091
	Ninestar Corp. Class A	747,914	4,080
	Beijing Thunisoft Corp. Ltd. Class A	1,072,373	4,080
	Red Avenue New Materials Group Co. Ltd. Class A	831,700	4,071
*	Yunnan Copper Co. Ltd. Class A	1,917,000	4,056
	China BlueChemical Ltd. Class H	27,507,479	4,051
	Guangshen Railway Co. Ltd. Class H	21,330,909	4,048
	Leo Group Co. Ltd. Class A	7,874,300	4,015
	Huaan Securities Co. Ltd. Class A	3,451,800	3,998
	China South City Holdings Ltd.	39,183,994	3,997
	Shennan Circuits Co. Ltd. Class A	180,954	3,992
	Concord New Energy Group Ltd.	84,752,078	3,992
	Dian Diagnostics Group Co. Ltd. Class A	741,000	3,984
	Shanghai Bailian Group Co. Ltd. Class B	4,038,924	3,977
*	Hesteel Co. Ltd. Class A	12,291,543	3,966
	Shaanxi International Trust Co. Ltd. Class A	6,881,100	3,954
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,612,500	3,946
*	Tongdao Liepin Group	1,697,798	3,943
	Yunda Holding Co. Ltd. Class A	1,146,202	3,941
	B-Soft Co. Ltd. Class A	1,587,050	3,938
	Shanghai Weaver Network Co. Ltd. Class A	329,804	3,936
	China National Chemical Engineering Co. Ltd. Class A	4,763,080	3,930
	Qianhe Condiment and Food Co. Ltd. Class A	787,652	3,921
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	5,809,833	3,919
	Huadian Power International Corp. Ltd. Class A	7,525,400	3,913
*	Harbin Electric Co. Ltd. Class H	10,758,569	3,905
*	Beijing BDStar Navigation Co. Ltd. Class A	586,300	3,900
*	Guanghui Energy Co. Ltd. Class A	9,246,300	3,896
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,462,300	3,868
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	534,784	3,863
	Xiamen C & D Inc. Class A	2,876,100	3,862
*	Dazhong Transportation Group Co. Ltd. Class B	10,997,624	3,861
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	1,084,419	3,848
	Wuchan Zhongda Group Co. Ltd. Class A	5,849,985	3,843
	China Foods Ltd.	10,732,535	3,838
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	2,132,483	3,838
	Tongda Group Holdings Ltd.	65,756,615	3,824
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	7,482,104	3,807
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	434,946	3,805
^,1	Everbright Securities Co. Ltd. Class H	3,400,456	3,805
	BBMG Corp. Class A	8,180,091	3,788
	Greenland Hong Kong Holdings Ltd.	11,696,037	3,779
	Sanquan Food Co. Ltd. Class A	950,623	3,776
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	6,166,515	3,770
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,514,687	3,770
	Wuhan Department Store Group Co. Ltd. Class A	1,047,700	3,764
	Haisco Pharmaceutical Group Co. Ltd. Class A	907,163	3,760
*	Beijing Shougang Co. Ltd. Class A	5,982,495	3,759
	Beijing Capital Development Co. Ltd. Class A	3,885,913	3,757
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,537,300	3,756
*	China Southern Airlines Co. Ltd. Class A	4,914,200	3,755
	Wuxi Taiji Industry Co. Ltd. Class A	2,273,600	3,753
	An Hui Wenergy Co. Ltd. Class A	6,307,121	3,752
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,919,567	3,749
	Huabao Flavours & Fragrances Co. Ltd. Class A	472,144	3,747
	China TransInfo Technology Co. Ltd. Class A	1,112,400	3,739

	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,892,150	3,719
	Jiangsu Shagang Co. Ltd. Class A	2,392,900	3,718
	Guangzhou Restaurant Group Co. Ltd. Class A	654,300	3,715
	China Communications Construction Co. Ltd. Class A	3,262,118	3,693
	Bank of Jiangsu Co. Ltd. Class A	4,251,273	3,684
*	Fangda Carbon New Material Co. Ltd. Class A	3,746,645	3,679
	Tangshan Jidong Cement Co. Ltd. Class A	1,339,600	3,678
	Suning Universal Co. Ltd. Class A	7,454,592	3,675
*	Ecovacs Robotics Co. Ltd. Class A	807,640	3,658
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	2,061,696	3,656
*,^,1 Ascletis Pharma Inc.		8,433,000	3,652
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	2,176,604	3,650
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,150,706	3,646
	MLS Co. Ltd. Class A	1,430,865	3,645
	STO Express Co. Ltd. Class A	1,543,347	3,643
	Shenzhen Capchem Technology Co. Ltd. Class A	443,735	3,633
	Guizhou Space Appliance Co. Ltd. Class A	553,208	3,630
*	Guangdong HEC Technology Holding Co. Ltd. Class A	3,497,867	3,628
	BGI Genomics Co. Ltd.	153,990	3,623
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,685,000	3,623
1	Shandong Gold Mining Co. Ltd. Class H	1,142,050	3,622
	Hunan Valin Steel Co. Ltd. Class A	5,635,740	3,617
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,240,700	3,602
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	661,557	3,600
*	Guocheng Mining Co. Ltd.	1,050,564	3,599
	Huangshan Tourism Development Co. Ltd. Class B	4,980,029	3,591
*	China Tianying Inc. Class A	4,828,400	3,591
	Chengzhi Co. Ltd. Class A	1,492,207	3,587
	Yusys Technologies Co. Ltd. Class A	492,400	3,581
	Central China Securities Co. Ltd. Class A	4,370,200	3,575
	Shanghai Shimao Co. Ltd. Class A	5,724,504	3,575
	PharmaBlock Sciences Nanjing Inc. Class A	194,952	3,571
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,235,589	3,564
*	Visionox Technology Inc. Class A	1,523,172	3,563
	BTG Hotels Group Co. Ltd. Class A	1,405,788	3,560
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,633,587	3,560
	Oceanwide Holdings Co. Ltd. Class A	5,890,346	3,553
	Xiamen Tungsten Co. Ltd. Class A	1,641,991	3,543
*	China Eastern Airlines Corp. Ltd. Class A	5,584,500	3,531
	Newland Digital Technology Co. Ltd. Class A	1,422,697	3,516
*,^	Qudian Inc. ADR	2,165,793	3,509
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,373,600	3,505
	Oppein Home Group Inc. Class A	273,000	3,503
	Betta Pharmaceuticals Co. Ltd. Class A	176,500	3,500
	Shanghai Jin Jiang Capital Co. Ltd. Class H	20,384,915	3,499
	Jiangxi Copper Co. Ltd. Class A	1,503,401	3,495
	Aerospace CH UAV Co. Ltd.	1,037,200	3,488
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	229,464	3,481
	Texhong Textile Group Ltd.	4,538,630	3,469
	Wangsu Science & Technology Co. Ltd. Class A	2,699,700	3,466
	Caitong Securities Co. Ltd. Class A	1,441,900	3,456
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,398,400	3,452
1	China Everbright Greentech Ltd.	7,865,584	3,451
	Cinda Real Estate Co. Ltd. Class A	5,003,801	3,443
*	Shanying International Holding Co. Ltd. Class A	7,572,600	3,440
	Shenzhen Sunlord Electronics Co. Ltd. Class A	877,000	3,438
	Huagong Tech Co. Ltd. Class A	1,024,800	3,433

	Grandblue Environment Co. Ltd. Class A	898,636	3,432
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	228,595	3,423
	Hainan Poly Pharm Co. Ltd.	536,676	3,422
	Weifu High-Technology Group Co. Ltd. Class B	2,025,142	3,422
	Consun Pharmaceutical Group Ltd.	8,902,741	3,418
	China Zhenhua Group Science & Technology Co. Ltd. Class A	645,800	3,418
	Zheshang Securities Co. Ltd. Class A	1,445,747	3,417
	Huaibei Mining Holdings Co. Ltd. Class A	2,556,798	3,411
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,908,500	3,407
*	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,383,149	3,397
*	Hi Sun Technology China Ltd.	26,859,195	3,396
	Shenzhen Tagen Group Co. Ltd. Class A	2,766,145	3,395
	Beijing North Star Co. Ltd. Class A	8,484,081	3,380
	Weifu High-Technology Group Co. Ltd. Class A	1,069,941	3,379
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	3,375
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	3,080,600	3,374
	Shanghai AtHub Co. Ltd. Class A	244,136	3,374
*	Tech-Bank Food Co. Ltd. Class A	1,257,100	3,369
	Longshine Technology Group Co. Ltd. Class A	1,336,856	3,356
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,127,570	3,352
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,200,382	3,346
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,636,100	3,344
*	Siasun Robot & Automation Co. Ltd. Class A	1,484,540	3,329
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	982,054	3,329
*	China Baoan Group Co. Ltd. Class A	2,777,164	3,327
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	5,510,206	3,324
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,329,533	3,313
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,933,400	3,311
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	1,815,180	3,296
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,989,077	3,286
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	3,596,916	3,285
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,676,140	3,280
	Zhejiang Juhua Co. Ltd. Class A	3,072,146	3,276
*	Shenzhen Infogem Technologies Co. Ltd. Class A	988,400	3,274
	Qingdao TGOOD Electric Co. Ltd. Class A	1,086,018	3,273
*	Kama Co. Ltd. Class B	6,552,902	3,272
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,973,691	3,270
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	577,200	3,262
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	713,362	3,262
	Central China Securities Co. Ltd. Class H	15,837,320	3,252
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,697,345	3,245
*	Beijing Lanxum Technology Co. Ltd. Class A	996,695	3,235
	YanTai Shuangta Food Co. Ltd. Class A	1,428,700	3,233
*,^,1 Ascentage Pharma Group International		786,700	3,230
	NSFOCUS Technologies Group Co. Ltd. Class A	1,021,784	3,227
	Maccura Biotechnology Co. Ltd. Class A	443,315	3,221
	Accelink Technologies Co. Ltd. Class A	693,100	3,221
*	Datong Coal Industry Co. Ltd. Class A	4,259,017	3,217
	Sieyuan Electric Co. Ltd. Class A	792,700	3,214
	Beibuwan Port Co. Ltd. Class A	1,869,840	3,214
	Changsha Jingjia Microelectronics Co. Ltd. Class A	295,987	3,212
	Quectel Wireless Solutions Co. Ltd. Class A	113,421	3,206
	China Machinery Engineering Corp. Class H	13,202,836	3,206
	JNBY Design Ltd.	3,203,930	3,205
	Datang International Power Generation Co. Ltd. Class A	9,356,611	3,205
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,538,354	3,204
	Dalian Port PDA Co. Ltd. Class A	11,124,065	3,203

	Hisense Home Appliances Group Co. Ltd. Class A	2,032,957	3,195
	Shenzhen Jinjia Group Co. Ltd. Class A	1,937,868	3,186
*	Yunnan Aluminium Co. Ltd. Class A	3,273,300	3,183
	GEM Co. Ltd. Class A	4,150,920	3,183
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	917,800	3,181
	TangShan Port Group Co. Ltd. Class A	9,120,800	3,174
	China National Accord Medicines Corp. Ltd. Class B	1,067,449	3,171
	China High Speed Transmission Equipment Group Co. Ltd.	5,169,545	3,153
*	5I5J Holding Group Co. Ltd. Class A	5,371,881	3,144
^	Colour Life Services Group Co. Ltd.	6,165,970	3,134
	Fujian Star-net Communication Co. Ltd. Class A	662,233	3,133
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,362,783	3,132
	Shanghai Construction Group Co. Ltd. Class A	7,004,900	3,131
	Anhui Jinhe Industrial Co. Ltd. Class A	728,073	3,126
*	China Aerospace Times Electronics Co. Ltd. Class A	2,932,800	3,121
	Lao Feng Xiang Co. Ltd. Class A	355,128	3,121
*,§	Tianhe Chemicals Group Ltd.	20,635,827	3,115
	Harbin Boshi Automation Co. Ltd. Class A	1,536,525	3,114
*	Sinopec Oilfield Service Corp. Class H	42,980,225	3,111
*	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	993,441	3,111
	Luenmei Quantum Co. Ltd. Class A	1,486,170	3,110
	Better Life Commercial Chain Share Co. Ltd. Class A	1,552,400	3,105
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	1,180,800	3,097
	Taiji Computer Corp. Ltd. Class A	662,491	3,097
	Beijing Global Safety Technology Co. Ltd. Class A	490,303	3,092
*	Ningxia Jiaze New Energy Co. Ltd. Class A	5,747,912	3,091
*,^	CAR Inc.	10,188,797	3,089
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	1,123,368	3,076
	Wanxiang Qianchao Co. Ltd. Class A	3,505,230	3,074
^	Anhui Expressway Co. Ltd. Class H	6,364,227	3,056
	Hangzhou Shunwang Technology Co. Ltd. Class A	874,900	3,053
	China Lilang Ltd.	5,679,561	3,050
	Shanghai Tunnel Engineering Co. Ltd. Class A	3,534,420	3,050
*	Myhome Real Estate Development Group Co. Ltd. Class A	6,064,805	3,050
	China Shineway Pharmaceutical Group Ltd.	4,547,696	3,043
	Zhuzhou Kibing Group Co. Ltd. Class A	2,328,000	3,039
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,795,000	3,034
	Yixintang Pharmaceutical Group Co. Ltd. Class A	662,779	3,032
	Central China Real Estate Ltd.	6,146,000	3,031
*	Shanghai Haixin Group Co. Class B	8,179,593	3,026
*	Shede Spirits Co. Ltd. Class A	570,200	3,022
	ORG Technology Co. Ltd. Class A	3,977,900	3,014
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	473,800	3,005
	CECEP Solar Energy Co. Ltd. Class A	4,294,000	2,999
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	9,487,305	2,994
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	3,259,200	2,976
*	Polaris Bay Group Co. Ltd. Class A	1,530,000	2,957
	Haohua Chemical Science & Technology Co. Ltd. Class A	953,400	2,953
	CGN Power Co. Ltd. Class A	6,757,100	2,951
	Guangxi Guiguan Electric Power Co. Ltd. Class A	4,613,684	2,948
	Shanghai Baosight Software Co. Ltd. Class A	287,293	2,937
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	601,531	2,929
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	328,200	2,926
*	Hytera Communications Corp. Ltd. Class A	2,187,300	2,926
	Xiamen International Airport Co. Ltd. Class A	1,148,458	2,925
	Nanjing Securities Co. Ltd. Class A	1,300,200	2,916
	China Fangda Group Co. Ltd. Class B	6,986,407	2,911

DaShenLin Pharmaceutical Group Co. Ltd. Class A	264,758	2,902
Shandong Chenming Paper Holdings Ltd. Class H	6,127,312	2,901
* Hubei Dinglong Co. Ltd. Class A	1,054,100	2,901
Bethel Automotive Safety Systems Co. Ltd. Class A	532,100	2,897
INESA Intelligent Tech Inc. Class B	5,627,386	2,888
* China Modern Dairy Holdings Ltd.	20,876,908	2,887
Shanghai Kinetic Medical Co. Ltd. Class A	770,300	2,878
* Quantum Hi-Tech China Biological Co. Ltd. Class A	988,746	2,876
Shenzhen Gas Corp. Ltd. Class A	2,572,500	2,873
Tecon Biology Co. Ltd. Class A	1,118,843	2,863
Zhejiang Hailiang Co. Ltd. Class A	2,244,300	2,858
* Ingenic Semiconductor Co. Ltd. Class A	216,746	2,857
Sinochem International Corp. Class A	3,510,503	2,857
Shandong Hi-speed Co. Ltd. Class A	2,951,800	2,855
Zhejiang Medicine Co. Ltd. Class A	1,059,600	2,854
Jinduicheng Molybdenum Co. Ltd. Class A	2,984,000	2,851
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,701,919	2,844
Shenzhen Anche Technologies Co. Ltd. Class A	271,510	2,830
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	413,143	2,828
* Fullshare Holdings Ltd.	148,094,819	2,812
Hengdian Entertainment Co. Ltd. Class A	1,016,352	2,810
* Guosheng Financial Holding Inc. Class A	1,920,600	2,803
Dongfang Electric Corp. Ltd. Class H	4,878,060	2,783
Leyard Optoelectronic Co. Ltd. Class A	2,700,500	2,782
Anhui Expressway Co. Ltd. Class A	3,701,933	2,779
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	1,114,900	2,761
§ Xinjiang Tianshan Cement Co. Ltd. Class A	1,060,200	2,746
* Yunnan Tin Co. Ltd. Class A	1,849,173	2,740
COSCO SHIPPING Development Co. Ltd. Class A	9,325,772	2,739
Liaoning Wellhope Agri-Tech JSC Ltd. Class A	1,168,283	2,738
Jinneng Science&Technology Co. Ltd. Class A	1,298,280	2,736
Guangzhou Automobile Group Co. Ltd. Class A	1,764,940	2,732
Shenzhen Yinghe Technology Co. Ltd. Class A	565,974	2,731
Suzhou TFC Optical Communication Co. Ltd. Class A	269,302	2,730
Sai Micro Electronics Inc. Class A	651,274	2,727
China World Trade Center Co. Ltd. Class A	1,435,900	2,726
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,599,752	2,723
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	7,504,176	2,721
CQ Pharmaceutical Holding Co. Ltd. Class A	2,897,901	2,720
Beijing United Information Technology Co. Ltd.	221,750	2,720
* Zhejiang Conba Pharmaceutical Co. Ltd. Class A	3,153,400	2,718
* Zhefu Holding Group Co. Ltd. Class A	3,370,850	2,711
* Montnets Rongxin Technology Group Co. Ltd. Class A	956,200	2,707
DBG Technology Co. Ltd. Class A	953,842	2,704
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,950,100	2,703
* Jizhong Energy Resources Co. Ltd. Class A	5,368,676	2,701
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,392,777	2,698
Mayinglong Pharmaceutical Group Co. Ltd. Class A	808,425	2,695
* Shanghai Environment Group Co. Ltd. Class A	1,403,255	2,688
Shenzhen Megmeet Electrical Co. Ltd. Class A	634,325	2,688
Chongqing Department Store Co. Ltd. Class A	580,900	2,687
Chengtun Mining Group Co. Ltd. Class A	2,941,500	2,686
China Meheco Co. Ltd. Class A	1,152,564	2,686
Wuhan Jingce Electronic Group Co. Ltd. Class A	280,461	2,683
Beijing SL Pharmaceutical Co. Ltd. Class A	1,337,500	2,680
Red Star Macalline Group Corp. Ltd. Class A	1,897,864	2,674
Bank of Chengdu Co. Ltd. Class A	2,245,927	2,673

Guangzhou Shangpin Home Collection Co. Ltd. Class A	294,381	2,663
Hebei Chengde Lolo Co. Class A	2,251,268	2,661
Offshore Oil Engineering Co. Ltd. Class A	3,849,100	2,656
Xinjiang Yilite Industry Co. Ltd. Class A	942,800	2,646
* Suzhou Anjie Technology Co. Ltd. Class A	721,521	2,643
Shanghai Industrial Urban Development Group Ltd.	24,061,655	2,642
Sichuan Expressway Co. Ltd. Class H	11,587,954	2,634
Inner Mongolia First Machinery Group Co. Ltd. Class A	1,689,246	2,634
Shenzhen Sunline Tech Co. Ltd. Class A	854,000	2,633
Zhejiang Meida Industrial Co. Ltd. Class A	1,327,680	2,630
First Capital Securities Co. Ltd. Class A	1,692,800	2,628
ENN Ecological Holdings Co. Ltd. Class A	1,534,462	2,627
Westone Information Industry Inc. Class A	832,789	2,623
Victory Giant Technology Huizhou Co. Ltd. Class A	793,500	2,617
China Merchants Land Ltd.	15,665,717	2,609
* Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,632,700	2,607
Fujian Funeng Co. Ltd. Class A	2,052,842	2,601
Beijing Capital Co. Ltd. Class A	5,498,154	2,601
PCI-Suntek Technology Co. Ltd. Class A	1,947,700	2,600
^ China ZhengTong Auto Services Holdings Ltd.	17,947,544	2,598
Xingda International Holdings Ltd.	12,769,290	2,593
Xiamen Faratronic Co. Ltd. Class A	299,620	2,592
Shandong Airlines Co. Ltd. Class B	3,375,395	2,591
Nanjing Hanrui Cobalt Co. Ltd. Class A	250,600	2,589
* Tahoe Group Co. Ltd. Class A	3,039,045	2,586
Gansu Qilianshan Cement Group Co. Ltd. Class A	844,700	2,584
Luxi Chemical Group Co. Ltd. Class A	1,599,700	2,581
Shanghai AJ Group Co. Ltd. Class A	2,063,400	2,575
Dashang Co. Ltd. Class A	689,543	2,569
Chengdu Xingrong Environment Co. Ltd. Class A	3,513,300	2,568
Valiant Co. Ltd. Class A	1,010,000	2,565
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,384,600	2,560
Xiamen Meiya Pico Information Co. Ltd. Class A	871,020	2,556
Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,287,600	2,545
* China Publishing & Media Co. Ltd. Class A (XSSC)	2,810,940	2,540
Henan Yuguang Gold & Lead Co. Ltd. Class A	2,430,400	2,540
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	3,493,000	2,533
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	1,129,513	2,532
Luthai Textile Co. Ltd. Class B	4,550,005	2,529
Sansteel Minguang Co. Ltd. Fujian Class A	2,476,500	2,529
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	230,240	2,528
Jiangsu Provincial Agricultural Reclamation and Development Corp.	1,299,500	2,523
Shenzhen H&T Intelligent Control Co. Ltd. Class A	1,092,300	2,522
* Beijing Easpring Material Technology Co. Ltd. Class A	505,000	2,518
Hangjin Technology Co. Ltd. Class A	745,000	2,516
Shandong Linglong Tyre Co. Ltd. Class A	747,816	2,515
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,784,079	2,512
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	885,700	2,497
Zhuzhou Hongda Electronics Corp. Ltd. Class A	475,100	2,492
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,147,900	2,489
Markor International Home Furnishings Co. Ltd. Class A	3,462,100	2,488
* Saurer Intelligent Technology Co. Ltd. Class A	3,158,400	2,486
IKD Co. Ltd. Class A	1,313,868	2,477
Opple Lighting Co. Ltd. Class A	574,056	2,467
Zhejiang Weiming Environment Protection Co. Ltd. Class A	796,781	2,464
Zhejiang Huace Film & TV Co. Ltd. Class A	2,368,800	2,453
KingClean Electric Co. Ltd. Class A	640,171	2,453

CPMC Holdings Ltd.	5,331,365	2,452
Ming Yang Smart Energy Group Ltd. Class A	1,068,700	2,447
* Dazhong Transportation Group Co. Ltd. Class A	4,272,870	2,443
Dongjiang Environmental Co. Ltd. Class A	1,741,181	2,442
Shenzhen FRD Science & Technology Co. Ltd.	557,801	2,442
China National Accord Medicines Corp. Ltd. Class A	341,818	2,439
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	516,000	2,438
Bestsun Energy Co. Ltd. Class A	3,138,780	2,435
Sinotrans Ltd. Class A	5,012,021	2,433
Rongan Property Co. Ltd. Class A	6,524,400	2,430
Yang Quan Coal Industry Group Co. Ltd. Class A	3,473,800	2,423
Toly Bread Co. Ltd. Class A	280,225	2,419
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A	570,216	2,418
Huapont Life Sciences Co. Ltd. Class A	3,009,100	2,416
Suofeiya Home Collection Co. Ltd. Class A	733,900	2,415
FinVolution Group	1,186,122	2,408
* Chongqing Iron & Steel Co. Ltd. Class A	11,053,874	2,406
* First Tractor Co. Ltd. Class H	5,968,956	2,405
Air China Ltd. Class A	2,454,600	2,403
IReader Technology Co. Ltd. Class A	497,600	2,403
Xinxing Ductile Iron Pipes Co. Ltd. Class A	4,494,200	2,399
Chow Tai Seng Jewellery Co. Ltd. Class A	550,434	2,388
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	1,013,700	2,386
Jiuzhitang Co. Ltd. Class A	1,640,201	2,384
Wolong Electric Group Co. Ltd. Class A	1,375,600	2,382
Shenzhen Agricultural Products Group Co. Ltd. Class A	1,962,800	2,368
Guangdong Tapai Group Co. Ltd. Class A	1,054,409	2,366
Xiamen Xiangyu Co. Ltd. Class A	2,465,001	2,362
* Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,740,786	2,356
Zhongyuan Environment-Protection Co. Ltd. Class A (XSEC)	2,213,400	2,354
Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,423,900	2,346
* Shenzhen Neptunus Bioengineering Co. Ltd. Class A	3,185,500	2,345
Sichuan Expressway Co. Ltd. Class A	4,583,792	2,345
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	665,700	2,343
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,745,736	2,341
* Tus Environmental Science And Technology Development Co. Ltd. Class A	1,988,993	2,336
Sonoscape Medical Corp. Class A	487,861	2,332
China Zheshang Bank Co. Ltd. Class A	3,948,000	2,329
* Global Top E-Commerce Co. Ltd. Class A	2,018,400	2,329
Gansu Shangfeng Cement Co. Ltd. Class A	537,500	2,328
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	676,900	2,324
* Tunghsu Optoelectronic Technology Co. Ltd. Class A	5,784,000	2,321
* China Minmetals Rare Earth Co. Ltd. Class A	1,084,500	2,320
Wasion Holdings Ltd.	7,640,748	2,319
Guangshen Railway Co. Ltd. Class A	6,568,600	2,316
Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,469,773	2,315
Hainan Strait Shipping Co. Ltd. Class A	1,447,701	2,309
Titan Wind Energy Suzhou Co. Ltd. Class A	2,119,000	2,300
* Fangda Special Steel Technology Co. Ltd. Class A	2,831,139	2,299
Beijing SuperMap Software Co. Ltd. Class A	645,502	2,299
CNOOC Energy Technology & Services Ltd. Class A	6,304,400	2,296
Huafon Microfibre Shanghai Technology Co. Ltd. Class A	2,045,363	2,285
* Shenghe Resources Holding Co. Ltd. Class A	1,867,500	2,282
Sinofert Holdings Ltd.	25,211,479	2,279
* Guangdong Shirongzhaoye Co. Ltd. Class A	2,179,636	2,276
Sichuan Languang Development Co. Ltd. Class A	2,969,200	2,275
Norinco International Cooperation Ltd. Class A	1,988,765	2,269

	Henan Shenhuo Coal & Power Co. Ltd. Class A	3,000,100	2,266
	Bluestar Adisseo Co. Class A	1,108,812	2,260
*,§	China Huiyuan Juice Group Ltd.	8,667,863	2,259
	Hunan Aihua Group Co. Ltd. Class A	493,497	2,256
	Anhui Xinhua Media Co. Ltd. Class A	2,690,572	2,252
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,362,500	2,244
*	Beijing Ultrapower Software Co. Ltd. Class A	2,303,600	2,240
	China CYTS Tours Holding Co. Ltd. Class A	1,456,430	2,238
	CSG Holding Co. Ltd. Class A	2,583,732	2,236
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	1,030,479	2,234
	Guangdong Marubi Biotechnology Co. Ltd. Class A	202,350	2,233
	Hubei Kaile Science & Technology Co. Ltd. Class A	1,092,420	2,231
	Henan Rebecca Hair Products Co. Ltd. Class A	4,316,813	2,226
*	Beijing Jetsen Technology Co. Ltd. Class A	3,007,200	2,226
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,976,996	2,218
	Shanghai Highly Group Co. Ltd. Class B	4,066,298	2,218
	Chengdu Hongqi Chain Co. Ltd. Class A	1,540,133	2,214
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,726,900	2,208
	Beijing GeoEnviron Engineering & Technology Inc. Class A	964,797	2,204
	Eastern Communications Co. Ltd. Class B	4,653,959	2,203
*	GCL System Integration Technology Co. Ltd. Class A	5,014,900	2,203
	KPC Pharmaceuticals Inc. Class A	1,315,200	2,202
	Inspur Software Co. Ltd. Class A	830,942	2,200
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	2,301,773	2,200
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	786,600	2,196
	Holitech Technology Co. Ltd. Class A	2,907,200	2,191
	Long Yuan Construction Group Co. Ltd. Class A	1,792,000	2,190
*	Focused Photonics Hangzhou Inc. Class A	934,962	2,187
	Goldcard Smart Group Co. Ltd.	962,337	2,186
*	Hanergy Thin Film Power Group Ltd.	84,704,000	2,185
	Beijing Watertek Information Technology Co. Ltd. Class A	1,961,400	2,175
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	4,867,121	2,155
	Eternal Asia Supply Chain Management Ltd. Class A	2,601,897	2,149
*	Qingdao Port International Co. Ltd. Class A	2,300,020	2,148
	Xuji Electric Co. Ltd. Class A	932,900	2,146
	Genimous Technology Co. Ltd. Class A	1,798,640	2,145
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	562,277	2,141
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	520,894	2,140
	Beijing Strong Biotechnologies Inc. Class A	709,100	2,136
*	CCS Supply Chain Management Co. Ltd. Class A	2,156,724	2,133
§	Shenzhen World Union Group Inc. Class A	3,686,080	2,122
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	2,373,000	2,119
	Zhejiang Yankon Group Co. Ltd. Class A	3,091,751	2,118
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	1,547,920	2,112
	Amoy Diagnostics Co. Ltd. Class A	187,350	2,110
	Shanghai Huayi Group Co. Ltd. Class B	4,548,875	2,108
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,404,800	2,106
*,^	Ruhnn Holding Ltd. ADR	506,772	2,103
	Sinoma International Engineering Co. Class A	2,452,200	2,102
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	2,775,467	2,094
	Beijing Tongtech Co. Ltd. Class A	335,814	2,093
	Shenzhen SDG Information Co. Ltd. Class A	1,275,340	2,088
*	Jilin Electric Power Co. Ltd. Class A	3,338,700	2,081
	Anhui Kouzi Distillery Co. Ltd. Class A	290,000	2,079
	YGSOFT Inc. Class A	1,403,851	2,078
	CGN Nuclear Technology Development Co. Ltd. Class A	1,566,728	2,073
	Shandong Humon Smelting Co. Ltd. Class A	738,700	2,071

Hangzhou Oxygen Plant Group Co. Ltd. Class A	785,300	2,070
* Sichuan Hebang Biotechnology Co. Ltd. Class A	10,690,200	2,069
* Lier Chemical Co. Ltd. Class A	677,602	2,069
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	830,316	2,066
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,472,100	2,065
* Zhongshan Public Utilities Group Co. Ltd. Class A	1,710,830	2,062
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	938,609	2,059
Shanxi Coking Co. Ltd. Class A	2,910,178	2,051
Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	2,366,461	2,044
Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	2,152,739	2,042
AECC Aero-Engine Control Co. Ltd. Class A	778,200	2,039
Zhejiang Wanliyang Co. Ltd. Class A	1,546,825	2,039
Sunflower Pharmaceutical Group Co. Ltd. Class A	906,795	2,036
* Youzu Interactive Co. Ltd. Class A	639,000	2,030
Henan Zhongyuan Expressway Co. Ltd. Class A	3,800,640	2,027
Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	594,700	2,023
Sichuan Haite High-tech Co. Ltd. Class A	892,800	2,023
Sichuan Shuangma Cement Co. Ltd. Class A	943,500	2,021
Shenzhen Tellus Holding Co. Ltd. Class A	673,535	2,020
* Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,744,700	2,020
Anhui Sun-Create Electronics Co. Ltd. Class A	311,239	2,018
* Hunan Dakang International Food & Agriculture Co. Ltd. Class A	5,321,600	2,014
Anhui Korrun Co. Ltd. Class A	424,500	2,011
* Visual China Group Co. Ltd. Class A	813,800	1,997
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	491,060	1,997
Sino-Platinum Metals Co. Ltd. Class A	525,400	1,991
Shenzhen Sinovatio Technology Co. Ltd. Class A	165,969	1,988
Shenzhen Desay Battery Technology Co. Class A	235,700	1,987
Avic Heavy Machinery Co. Ltd. Class A	1,034,900	1,983
* Jiangsu Expressway Co. Ltd. Class A	1,408,473	1,979
Xinhuanet Co. Ltd. Class A	589,535	1,975
Luoniushan Co. Ltd. Class A	1,269,100	1,971
* Alpha Group Class A	1,424,100	1,968
Konka Group Co. Ltd. Class A	1,900,800	1,968
* China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,914,024	1,966
Xiamen Intretech Inc. Class A	230,000	1,962
Beijing VRV Software Corp. Ltd. Class A	1,825,200	1,954
COFCO Capital Holdings Co. Ltd. Class A (XSEC)	1,377,884	1,946
* Estun Automation Co. Ltd. Class A	839,400	1,943
Huafu Fashion Co. Ltd. Class A	2,392,824	1,942
Shandong Denghai Seeds Co. Ltd. Class A	868,400	1,930
* COSCO Shipping International Singapore Co. Ltd.	13,368,594	1,930
Zhejiang Hangmin Co. Ltd. Class A	2,327,533	1,924
Shanxi Blue Flame Holding Co. Ltd. Class A	1,645,343	1,924
Greattown Holdings Ltd. Class A	2,268,600	1,921
Hangxiao Steel Structure Co. Ltd. Class A	2,972,040	1,916
* CMST Development Co. Ltd. Class A	2,614,906	1,906
Bank of Zhengzhou Co. Ltd. Class A	3,615,449	1,905
* Gosuncn Technology Group Co. Ltd. Class A	2,036,400	1,905
CSSC Science & Technology Co. Ltd. Class A	958,600	1,904
* Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,959,644	1,902
* Shandong Xinchao Energy Corp. Ltd. Class A	7,126,900	1,900
Shenzhen Heungkong Holding Co. Ltd. Class A	6,283,512	1,897
Zhejiang Runtu Co. Ltd. Class A	1,383,612	1,895
Shenzhen Kinwong Electronic Co. Ltd. Class A	370,060	1,893
Qingling Motors Co. Ltd. Class H	10,397,822	1,879
Hexing Electrical Co. Ltd. Class A	872,520	1,879

	SGIS Songshan Co. Ltd. Class A	2,957,400	1,879
*,§	Mingfa Group International Co. Ltd.	7,645,063	1,864
	Grinm Advanced Materials Co. Ltd. Class A	873,000	1,863
	China Aluminum International Engineering Corp. Ltd. Class A	2,950,400	1,856
*	Zhejiang Narada Power Source Co. Ltd. Class A	925,600	1,851
	Konfoong Materials International Co. Ltd. Class A	202,900	1,850
	Jiangxi Wannianqing Cement Co. Ltd. Class A	663,290	1,846
	Beijing North Star Co. Ltd. Class H	8,561,234	1,846
	Anhui Construction Engineering Group Co. Ltd. Class A	2,771,687	1,843
	Loncin Motor Co. Ltd. Class A	2,978,349	1,841
*	Macrolink Culturaltainment Development Co. Ltd. Class A	3,062,378	1,841
	Dare Power Dekor Home Co. Ltd. Class A	776,266	1,834
	Shengda Resources Co. Ltd. Class A	681,900	1,831
	Jiangsu Guotai International Group Co. Ltd. Class A	1,904,784	1,823
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,304,795	1,823
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	500,617	1,817
*	CITIC Guoan Information Industry Co. Ltd. Class A	4,577,000	1,816
	China Oilfield Services Ltd. Class A	912,300	1,814
	Zhejiang Yongtai Technology Co. Ltd. Class A	1,042,864	1,806
	LianChuang Electronic Technology Co. Ltd. Class A	1,073,909	1,803
	Lakala Payment Co. Ltd. Class A	346,900	1,802
	Hoshine Silicon Industry Co. Ltd. Class A	398,680	1,799
	Rainbow Digital Commercial Co. Ltd. Class A	1,152,092	1,797
	Maoye Commercial Co. Ltd. Class A	2,635,570	1,795
*	Realcan Pharmaceutical Group Co. Ltd. Class A	1,891,400	1,794
	All Winner Technology Co. Ltd. Class A	304,400	1,791
*	Shang Gong Group Co. Ltd. Class B	4,558,802	1,791
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,428,600	1,791
	Shanghai Belling Co. Ltd. Class A	682,200	1,776
^,1	Ganfeng Lithium Co. Ltd. Class H	319,600	1,776
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,318,080	1,771
	Bright Real Estate Group Co. Ltd. Class A	4,158,124	1,770
	Shandong New Beiyang Information Technology Co. Ltd. Class A	1,181,300	1,767
	Guangxi Guidong Electric Power Co. Ltd. Class A	3,001,735	1,757
*	China CAMC Engineering Co. Ltd. Class A	1,526,400	1,748
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	6,310,030	1,745
*,^	Beijing Gas Blue Sky Holdings Ltd.	92,934,335	1,739
	Xiamen ITG Group Corp. Ltd. Class A	1,730,500	1,728
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	165,620	1,727
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,354,750	1,723
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	334,023	1,714
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	1,153,911	1,712
	Jiangsu Etern Co. Ltd. Class A	2,051,876	1,707
	Shanghai Maling Aquarius Co. Ltd. Class A	1,107,800	1,707
	Sichuan Road & Bridge Co. Ltd. Class A	2,765,950	1,706
	Xinfengming Group Co. Ltd. Class A	1,117,969	1,700
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,394,300	1,694
	Hangzhou Century Co. Ltd. Class A	910,159	1,693
	Qingdao Rural Commercial Bank Corp. Class A	2,099,125	1,691
	Qinhuangdao Port Co. Ltd. Class A	4,200,900	1,690
	GCI Science & Technology Co. Ltd. Class A	767,900	1,687
*	Beijing Enterprises Clean Energy Group Ltd.	272,002,627	1,685
*	Grand Baoxin Auto Group Ltd.	10,261,470	1,683
	Digital China Information Service Co. Ltd. Class A	702,102	1,683
	Yotrio Group Co. Ltd. Class A	2,400,300	1,682
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	2,122,700	1,681
	Shanghai Industrial Development Co. Ltd. Class A	2,148,300	1,679

	Chongqing Rural Commercial Bank Co. Ltd. Class A	2,275,000	1,679
	Biem.L.Fdlkk Garment Co. Ltd. Class A	745,140	1,676
*,1	Haichang Ocean Park Holdings Ltd.	26,908,549	1,669
	Vatti Corp. Ltd. Class A	1,122,400	1,669
	Skyworth Digital Co. Ltd. Class A	915,957	1,668
	Guizhou Gas Group Corp. Ltd. Class A	1,045,760	1,667
	Sailun Group Co. Ltd.	2,931,564	1,666
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	489,970	1,663
*	Jiangsu Hoperun Software Co. Ltd. Class A	933,400	1,658
*	Sinopec Oilfield Service Corp. Class A	6,346,700	1,655
	Maanshan Iron & Steel Co. Ltd. Class A	4,268,961	1,653
	Shanghai Diesel Engine Co. Ltd. Class B	4,363,701	1,649
	263 Network Communications Co. Ltd. Class A	1,495,126	1,648
*	Yantai Tayho Advanced Materials Co. Ltd. Class A	829,100	1,647
	Beijing Forever Technology Co. Ltd. Class A	1,116,900	1,647
	MYS Group Co. Ltd.	2,190,600	1,644
	Tibet Tianlu Co. Ltd. Class A	1,087,104	1,643
	Hunan Gold Corp. Ltd. Class A	1,164,220	1,642
	Dongjiang Environmental Co. Ltd. Class H	2,621,127	1,637
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	1,034,484	1,632
	Jack Sewing Machine Co. Ltd. Class A	566,561	1,630
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	1,029,900	1,627
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	155,860	1,625
	Befar Group Co. Ltd. Class A	2,247,440	1,617
	Nanjing Iron & Steel Co. Ltd. Class A	3,423,046	1,614
	Shenzhen Grandland Group Co. Ltd. Class A	2,976,528	1,612
	Shenzhen Gongjin Electronics Co. Ltd. Class A	841,200	1,612
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,990,977	1,603
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,111,700	1,602
	Guomai Technologies Inc. Class A	1,227,500	1,601
	China Merchants Port Group Co. Ltd. Class A	662,174	1,597
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,910,830	1,597
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	2,385,503	1,595
*	Zhejiang Jinke Culture Industry Co. Ltd. Class A	3,524,849	1,593
	Jointo Energy Investment Co. Ltd. Hebei Class A	2,005,400	1,592
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	437,740	1,573
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,510,900	1,571
	Elion Clean Energy Co. Ltd. Class A	3,049,317	1,565
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,652,800	1,562
*	Hand Enterprise Solutions Co. Ltd. Class A	1,175,100	1,557
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	1,112,300	1,545
	Henan Pinggao Electric Co. Ltd. Class A	1,295,535	1,545
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	610,200	1,540
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co.
	Ltd. Class A	2,008,600	1,537
	Ningbo Huaxiang Electronic Co. Ltd. Class A	651,300	1,536
*,^	Kasen International Holdings Ltd.	12,002,304	1,535
	North Huajin Chemical Industries Co. Ltd. Class A	2,067,700	1,530
	Xinjiang Communications Construction Group Co. Ltd. Class A	658,600	1,526
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	948,552	1,525
	Changchun Faway Automobile Components Co. Ltd. Class A	1,156,750	1,517
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,990,950	1,513
	Renhe Pharmacy Co. Ltd. Class A	1,557,500	1,511
	Xiamen International Port Co. Ltd. Class H	14,811,051	1,509
*	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	667,091	1,499
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	701,800	1,491
	Chongqing Pharscin Pharmaceutical Co. Ltd.	536,400	1,490

	Bank of Qingdao Co. Ltd. Class A	2,046,272	1,489
	Sino Wealth Electronic Ltd. Class A	278,563	1,489
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,412,000	1,488
*	Bengang Steel Plates Co. Ltd. Class B	7,214,746	1,488
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	375,260	1,488
	China High Speed Railway Technology Co. Ltd. Class A	3,410,113	1,486
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	2,096,300	1,484
*	Guorui Properties Ltd.	9,987,715	1,484
	Beijing Changjiu Logistics Corp. Class A	1,069,081	1,482
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	2,923,602	1,474
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,377,000	1,470
	Sumavision Technologies Co. Ltd. Class A	2,018,700	1,462
	Bank of Xi'an Co. Ltd. Class A	1,808,651	1,459
	Tangrenshen Group Co. Ltd. Class A	845,300	1,456
	China International Marine Containers Group Co. Ltd. Class A	1,216,500	1,454
*	Phoenix Media Investment Holdings Ltd.	24,996,918	1,454
	Unilumin Group Co. Ltd. Class A	1,129,777	1,453
	Shinva Medical Instrument Co. Ltd. Class A	506,579	1,440
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	4,412,869	1,436
	Fujian Longking Co. Ltd. Class A	1,094,993	1,436
	Ajisen China Holdings Ltd.	8,968,703	1,435
	Foran Energy Group Co. Ltd. Class A	619,463	1,433
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	803,800	1,432
	Kunshan Kersen Science & Technology Co. Ltd. Class A	654,100	1,422
	ADAMA Ltd. Class A	1,082,988	1,420
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,090,300	1,420
	Zhejiang Communications Technology Co. Ltd.	1,759,701	1,420
	Tianjin Port Development Holdings Ltd.	18,984,017	1,419
	Camel Group Co. Ltd. Class A	1,319,912	1,417
	Liuzhou Iron & Steel Co. Ltd. Class A	1,973,061	1,410
*	Goldenmax International Technology Ltd. Class A	1,074,500	1,409
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,402
	Sunward Intelligent Equipment Co. Ltd. Class A	1,383,708	1,401
	Huizhou Speed Wireless Technology Co. Ltd. Class A	596,100	1,394
	Tian Di Science & Technology Co. Ltd. Class A	3,143,545	1,392
	Shanghai Shenda Co. Ltd. Class A	1,780,668	1,392
	Hangzhou Zhongheng Electric Co. Ltd. Class A	611,100	1,391
	Jiangling Motors Corp. Ltd. Class A	646,078	1,376
	Sichuan Yahua Industrial Group Co. Ltd. Class A	1,011,300	1,371
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,513,400	1,369
*	CITIC Resources Holdings Ltd.	33,082,891	1,365
*,§	China Fiber Optic Network System Group Ltd.	14,959,600	1,351
*	Easysight Supply Chain Management Co. Ltd. Class A	675,092	1,348
	Jiangsu Huaxicun Co. Ltd. Class A	856,800	1,341
	Shanghai Runda Medical Technology Co. Ltd. Class A	657,000	1,338
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	999,800	1,336
	Angang Steel Co. Ltd. Class A	3,438,650	1,325
*	ZJBC Information Technology Co. Ltd. Class A	1,259,438	1,320
	Guangxi Liugong Machinery Co. Ltd. Class A	1,278,800	1,316
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,466,200	1,315
*	Tongding Interconnection Information Co. Ltd. Class A	1,726,701	1,312
	361 Degrees International Ltd.	9,304,466	1,310
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	390,601	1,308
*	Advanced Technology & Materials Co. Ltd. Class A	1,233,200	1,307
*,1	Venus MedTech Hangzhou Inc.	135,000	1,299
	JSTI Group Class A	1,150,280	1,297
	Do-Fluoride Chemicals Co. Ltd. Class A	788,100	1,290

	Shenzhen Das Intellitech Co. Ltd. Class A	2,192,900	1,286
	Canny Elevator Co. Ltd. Class A	818,500	1,283
	Jinyuan EP Co. Ltd. Class A	974,442	1,280
*,§	CT Environmental Group Ltd.	28,987,223	1,272
^	Dawnrays Pharmaceutical Holdings Ltd.	11,020,425	1,268
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	747,300	1,265
	Misho Ecology & Landscape Co. Ltd. Class A	1,049,900	1,260
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSEC)	328,500	1,258
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	2,434,280	1,256
*	Tibet Summit Resources Co. Ltd. Class A	699,240	1,242
*	Wutong Holding Group Co. Ltd. Class A	1,629,700	1,237
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,983,300	1,232
	Everbright Jiabao Co. Ltd. Class A	2,047,486	1,231
	Baosheng Science and Technology Innovation Co. Ltd. Class A	1,891,580	1,223
	Weiqiao Textile Co. Class H	5,636,653	1,222
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	836,800	1,217
	China Harzone Industry Corp. Ltd. Class A	342,458	1,212
	Western Region Gold Co. Ltd. Class A	493,100	1,210
*	China Harzone Industry Corp. Ltd. Class A (XSEC)	870,575	1,199
	Sino GeoPhysical Co. Ltd. Class A	394,762	1,196
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	199,500	1,189
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	1,759,300	1,189
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,293,900	1,187
	Chongqing Dima Industry Co. Ltd. Class A	2,813,340	1,181
	Juneyao Airlines Co. Ltd. Class A	883,230	1,179
	Chongqing Water Group Co. Ltd. Class A	1,549,800	1,177
	Shenzhen Center Power Tech Co. Ltd. Class A	356,820	1,174
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,143,100	1,171
*	Hainan Ruize New Building Material Co. Ltd. Class A	1,205,400	1,164
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	639,300	1,143
	Zhejiang Semir Garment Co. Ltd. Class A	1,072,419	1,142
	Nanjing Panda Electronics Co. Ltd. Class A	951,200	1,140
*	Bluedon Information Security Technology Co. Ltd. Class A	1,963,500	1,135
	Nanfang Zhongjin Environment Co. Ltd. Class A	2,300,200	1,124
*	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	1,063,900	1,117
	Shandong Xiantan Co. Ltd. Class A (XSEC)	525,200	1,110
	Transfar Zhilian Co. Ltd. Class A	1,335,868	1,099
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,749,650	1,096
*	Huadian Energy Co. Ltd. Class B	5,719,803	1,091
	Xinyu Iron & Steel Co. Ltd. Class A	1,717,500	1,089
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,503,300	1,088
	Electric Connector Technology Co. Ltd. Class A	239,748	1,088
*	First Tractor Co. Ltd. Class A	551,900	1,078
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,720,700	1,078
	Tianjin Development Holdings Ltd.	4,841,181	1,075
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	296,900	1,072
*	HY Energy Group Co. Ltd. Class A	930,868	1,058
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	439,700	1,046
	Qingdao Hanhe Cable Co. Ltd. Class A	1,417,730	1,046
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	990,300	1,027
*,1	Beijing Urban Construction Design & Development Group Co. Ltd. Class H	3,372,891	1,020
*	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,802,100	1,018
	China West Construction Group Co. Ltd. Class A	666,077	999
*	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class A	221,803	997
	China Bester Group Telecom Co. Ltd. Class A	397,200	991
	Shenzhen Aisidi Co. Ltd. Class A	687,400	988
*	Shenzhen Danbond Technology Co. Ltd. Class A	710,700	975

	HyUnion Holding Co. Ltd. Class A	918,400	975
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSHE)	248,000	950
*	Sou Yu Te Group Co. Ltd. Class A	2,258,100	939
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	918
	Ningbo Yunsheng Co. Ltd. Class A	1,018,600	909
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	892
*	Zhejiang Jingu Co. Ltd. Class A	1,073,412	885
	Deppon Logistics Co. Ltd. Class A	471,800	870
*,1	Tian Ge Interactive Holdings Ltd.	6,803,129	867
*	Xinjiang Machinery Research Institute Co. Ltd. Class A	1,156,506	845
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	948,100	835
	Rastar Group Class A	1,479,400	833
*	Innuovo Technology Co. Ltd. Class A (XSEC)	873,000	808
*	CSG Smart Science&Technology Co. Ltd. Class A	581,800	799
*	CTS International Logistics Corp. Ltd. Class A	663,200	789
*	Henan Senyuan Electric Co. Ltd. Class A	934,500	759
*	Hakim Unique Internet Co. Ltd. Class A	848,000	754
	Yanzhou Coal Mining Co. Ltd. Class A	559,600	738
*	Chongqing Iron & Steel Co. Ltd. Class H	6,701,201	702
*,^,1 China Metal Resources Utilization Ltd.		15,313,900	702
*	China Merchants Securities Co. Ltd. Class H Rights Exp. 08/11/2020	4,584,312	692
*	Landing International Development Ltd.	21,932,901	688
	Maoye International Holdings Ltd.	13,736,523	674
*,§	Boshiwa International Holding Ltd.	2,777,000	602
	JL Mag Rare -Earth Co. Ltd. Class A	109,500	586
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSHE)	498,566	530
	Shenzhen Expressway Co. Ltd. Class A	409,548	527
*	Innuovo Technology Co. Ltd. Class A (XSHE)	566,700	524
	Shandong Chenming Paper Holdings Ltd. Class A	659,200	514
*,^,§ China Fishery Group Ltd.		9,033,000	500
	Foshan Electrical and Lighting Co. Ltd. Class B	1,354,891	467
	Shandong Xiantan Co. Ltd. Class A (XSHE)	196,500	415
	Shanghai Jinjiang International Travel Co. Ltd. Class B	259,006	409
*,§	China Lumena New Materials Corp.	337,200	218
*,§	Hua Han Health Industry Holdings Ltd.	13,393,764	207
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	350,600	181
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	765,842	165
*,§	Real Gold Mining Ltd.	1,345,000	145
*,1	Ozner Water International Holding Ltd.	5,531,749	89
	Jinzhou Port Co. Ltd. Class B	252,000	62
	Changhong Meiling Co. Ltd. Class B	170,951	43
*	EverChina International Holdings Co. Ltd.	477,249	11
*,^,§ Midas Holdings Ltd.		16,595,800	—
*,^,§ China Huishan Dairy Holdings Co. Ltd.		45,054,011	—
*,§	Anxin-China Holdings Ltd.	16,568,000	—
*,§	China Forestry	3,050,000	—
*,§	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,§	China Longevity Group Co. Ltd.	1,027,000	—
			44,997,232
Colombia (0.1%)
	Bancolombia SA ADR	1,648,075	46,014
	Ecopetrol SA	71,166,561	39,654
	Interconexion Electrica SA ESP	6,784,091	34,893
	Grupo de Inversiones Suramericana SA	4,228,586	21,976
	Bancolombia SA	2,945,353	21,145
	Bancolombia SA Preference Shares	2,852,098	20,247
	Grupo Energia Bogota SA ESP	32,675,290	20,045

	Grupo Argos SA	5,185,879	14,170
	Grupo Aval Acciones y Valores Preference Shares	59,103,590	13,774
	Banco Davivienda SA Preference Shares	1,603,215	11,853
	Ecopetrol SA ADR	996,993	11,605
	Corp Financiera Colombiana SA	1,627,674	10,857
	Cementos Argos SA	8,270,934	8,109
	Grupo de Inversiones Suramericana SA Preference Shares	1,107,235	4,841
	Grupo Aval Acciones y Valores SA ADR	243,200	1,111
*	CEMEX Latam Holdings SA	2,307,473	1,094
			281,388
Czech Republic (0.0%)
^	Cez AS	2,714,446	54,683
*	Komercni banka AS	1,336,951	31,009
1	Moneta Money Bank AS	9,287,284	21,144
	O2 Czech Republic AS	894,746	8,564
	Philip Morris CR AS	8,638	5,152
			120,552
Denmark (1.5%)
	Novo Nordisk A/S Class B	27,273,472	1,789,483
1	Orsted A/S	3,185,388	455,464
	DSV Panalpina A/S	3,312,703	453,296
	Vestas Wind Systems A/S	3,313,858	424,787
	Coloplast A/S Class B	2,253,052	384,590
*	Genmab A/S	1,000,095	344,239
	Carlsberg A/S Class B	1,640,261	242,249
	Novozymes A/S	3,447,530	206,229
	Chr Hansen Holding A/S	1,739,862	198,540
*	Danske Bank A/S	11,196,071	181,331
	AP Moller - Maersk A/S Class B	108,912	140,217
	GN Store Nord A/S	2,198,868	135,219
	Pandora A/S	1,643,710	104,542
	Ambu A/S Class B	2,831,172	98,846
*	Royal Unibrew A/S	841,313	85,114
	AP Moller - Maersk A/S Class A	67,537	80,183
	SimCorp A/S	674,697	78,781
	Tryg A/S	2,059,075	60,591
*,^	Demant A/S	1,790,245	55,574
*	Iss A/S	3,144,305	48,524
*,1	Netcompany Group A/S	567,053	40,987
	H Lundbeck A/S	1,029,862	37,549
	ROCKWOOL International A/S Class B	111,560	35,991
	Ringkjoebing Landbobank A/S	477,430	35,501
*	ALK-Abello A/S	114,576	32,511
*	Jyske Bank A/S	1,009,488	32,189
*	Bavarian Nordic A/S	1,009,483	31,110
	Topdanmark A/S	721,329	30,849
*	FLSmidth & Co. A/S	865,299	25,823
*	Zealand Pharma A/S	633,469	22,224
*	Sydbank A/S	957,600	18,188
	Schouw & Co. A/S	201,517	16,490
*	Dfds A/S	530,108	16,456
1	Scandinavian Tobacco Group A/S	1,082,985	15,929
*	Nkt A/S	472,615	13,142
*	Alm Brand A/S	1,077,281	10,974
*	Spar Nord Bank A/S	1,252,373	10,318
*	Drilling Co. of 1972 A/S	377,252	8,662

	D/S Norden A/S	430,641	6,503
*	Nilfisk Holding A/S	433,375	5,924
*,§	OW Bunker A/S	129,331	—
			6,015,119
Egypt (0.0%)
	Commercial International Bank Egypt SAE	23,649,931	93,082
	Egypt Kuwait Holding Co. SAE	11,678,105	12,213
	Eastern Co. SAE	16,044,407	11,890
*	Egyptian Financial Group -Hermes Holding Co.	10,439,149	8,990
	Talaat Moustafa Group	15,272,091	5,598
	ElSewedy Electric Co.	11,969,810	5,053
	Telecom Egypt Co.	5,042,992	4,090
*	Orascom Construction plc	826,803	3,573
	Six of October Development & Investment	3,730,073	2,721
*	Palm Hills Developments SAE	27,404,909	2,393
	Oriental Weavers	5,921,976	2,075
	Heliopolis Housing	5,414,952	2,018
	Medinet Nasr Housing	10,394,076	1,905
*	Pioneers Holding for Financial Investments SAE	6,761,084	1,538
*	Ezz Steel Co. SAE	3,653,048	1,346
	Alexandria Mineral Oils Co.	8,936,437	1,344
			159,829
Finland (0.9%)
	Kone Oyj Class B	6,627,058	526,248
*	Nokia Oyj	95,031,160	456,162
*	Nordea Bank Abp (XSTO)	48,220,505	372,459
	Neste Oyj	7,037,277	323,234
	Sampo Oyj Class A	8,455,500	305,619
	UPM-Kymmene Oyj	9,040,335	241,320
	Fortum Oyj	7,331,494	148,806
	Elisa Oyj	2,430,270	144,136
	Stora Enso Oyj	9,820,715	123,169
	Kesko Oyj Class B	4,574,382	96,995
	Orion Oyj Class B	1,756,100	76,617
*	Huhtamaki Oyj	1,595,332	71,114
	Wartsila Oyj Abp	8,336,282	69,724
*	Kojamo Oyj	2,786,824	69,259
	Metso Outotec Oyj	10,345,378	66,768
	Valmet Oyj	2,282,610	63,950
	Nokian Renkaat Oyj	2,319,170	55,331
*	Nordea Bank Abp (XHEL)	6,349,422	48,897
	TietoEVRY Oyj (XHEL)	1,321,583	38,818
	Konecranes Oyj Class A	1,268,815	32,233
*	Neles Oyj	1,840,933	26,254
	Cargotec Oyj Class B	867,291	25,861
	Metsa Board Oyj	3,197,338	25,030
	Kemira Oyj	1,708,910	22,634
	YIT Oyj	2,560,749	14,880
*,^	Outokumpu Oyj	5,422,568	14,485
	Uponor Oyj	841,968	14,101
	Sanoma Oyj	1,168,737	13,093
	TietoEVRY Oyj (XOSL)	322,882	9,448
^	Citycon Oyj	1,275,708	9,271
	Ahlstrom-Munksjo Oyj	587,387	9,089
	Raisio Oyj	1,880,968	6,882
*,^	Finnair Oyj	9,391,371	5,235

*	F-Secure Oyj	1,450,728	5,054
	Oriola Oyj	1,803,660	3,921
			3,536,097
France (6.0%)
	Sanofi	18,402,350	1,932,198
	LVMH Moet Hennessy Louis Vuitton SE	4,205,946	1,828,932
	TOTAL SE	40,108,484	1,517,857
^	Schneider Electric SE	8,887,089	1,019,028
*	BNP Paribas SA	18,309,211	738,665
	Kering SA	1,253,277	710,217
*	Airbus SE	9,374,419	686,172
	Danone SA	10,126,423	677,797
	Vinci SA	7,846,274	675,292
*	EssilorLuxottica SA	4,977,842	663,025
	Axa SA	32,494,505	651,962
	Pernod Ricard SA	3,545,392	609,276
	L'Oreal SA Loyalty Shares	1,731,904	581,277
*	Safran SA	5,438,301	578,374
	Air Liquide SA Loyalty Shares	3,023,885	497,371
	L'Oreal SA	1,334,064	447,750
	Air Liquide SA	2,618,267	430,654
	Hermes International	519,747	421,381
	Dassault Systemes SE	2,222,683	404,737
	Orange SA	32,247,979	377,976
	Vivendi SA	13,528,805	359,007
	Legrand SA	4,516,942	349,424
	Capgemini SE	2,663,065	345,385
	Cie Generale des Etablissements Michelin SCA	2,968,454	307,432
	Air Liquide SA Loyalty Shares 2021	1,862,243	306,303
*	Cie de Saint-Gobain	8,210,387	303,744
	STMicroelectronics NV (XPAR)	10,688,092	300,306
	Teleperformance	983,642	287,879
	L'Oreal Loyalty Shares 2021	807,587	271,049
*,1	Worldline SA	2,427,539	208,840
	Edenred	4,110,254	203,886
*	Societe Generale SA	13,113,985	201,895
	Veolia Environnement SA	8,517,488	195,116
*	Credit Agricole SA	19,611,548	188,776
*	Alstom SA	3,153,945	175,748
*,^	Ingenico Group SA	1,055,811	170,866
	Carrefour SA	9,725,169	154,562
*	Peugeot SA	9,257,165	148,807
*	Engie	10,662,671	142,040
*	Atos SE	1,598,288	136,669
*	Eurofins Scientific SE	202,760	132,712
*	Ubisoft Entertainment SA	1,560,692	130,353
*	Bouygues SA	3,600,634	127,198
	Sartorius Stedim Biotech	406,506	127,148
*	Engie SA	9,300,271	123,891
	Thales SA	1,706,425	123,360
1	Euronext NV	1,044,926	120,708
	Arkema SA	1,137,935	118,386
*	Publicis Groupe SA	3,645,139	116,557
*,^	Getlink SE	7,711,054	116,017
	Gecina SA	894,119	115,987
	BioMerieux	714,319	115,128
*	Eiffage SA	1,278,903	111,767

*	Orpea	829,489	105,824
	Valeo SA	4,069,032	104,421
*	Bureau Veritas SA	4,708,128	103,578
*	Engie Loyalty Shares 2021	6,576,726	87,610
	Suez SA	6,338,330	83,595
*	Accor SA	3,221,143	81,084
*	Renault SA	3,134,309	74,488
	Rubis SCA	1,563,988	73,777
*,1	Amundi SA	967,765	73,630
*	SCOR SE	2,654,418	68,317
^	Remy Cointreau SA	413,671	66,344
	TechnipFMC plc	7,854,551	61,508
*	Rexel SA	5,153,681	61,167
	L'Oreal Loyalty Shares	178,621	59,950
	Covivio	795,062	57,140
	Bollore SA	16,966,661	56,929
*	Air Liquide SA PF 2022	344,294	56,630
	Ipsen SA	589,576	56,542
	Klepierre SA	3,234,337	56,015
^	Iliad SA	262,008	51,241
*	Faurecia SE	1,242,864	47,997
	Aeroports de Paris	481,780	45,418
	Wendel SE	475,202	44,601
	SES SA Class A	6,093,556	43,104
*	Soitec	355,940	42,192
*	Electricite de France SA Loyalty Shares 2021	4,014,466	40,653
1	La Francaise des Jeux SAEM	1,072,587	39,289
*	Eurazeo SE	745,543	39,021
*	Alten SA	494,378	38,761
	Icade	568,636	37,423
*	Sopra Steria Group	246,626	36,827
*	Korian SA	883,773	36,229
	Sodexo SA	514,427	35,503
*	Elis SA (XPAR)	2,894,859	35,172
*	Natixis SA	14,372,410	35,155
	Gaztransport Et Technigaz SA	377,741	35,123
	Electricite de France SA Loyalty Shares	3,428,497	34,719
	Spie SA	2,106,824	34,295
*	Dassault Aviation SA	39,922	32,737
	Eutelsat Communications SA	3,165,743	32,014
*	CNP Assurances	2,547,513	30,942
*,^	Lagardere SCA	1,966,230	29,913
	SEB SA Loyalty Shares	176,850	29,202
	Sodexo SA ACT Loyalty Shares	391,943	27,050
*	Nexans SA	518,547	27,027
*,^	Casino Guichard Perrachon SA	963,176	26,698
	SEB SA (XPAR)	158,889	26,236
	Nexity SA	761,905	25,948
	Societe BIC SA	435,181	25,781
	Imerys SA	642,786	23,816
	Sodexo SA - French Loyalty Shares	337,433	23,288
*	JCDecaux SA	1,256,787	21,259
	Cie Plastic Omnium SA	987,016	19,865
*	Engie SA	1,468,757	19,566
	SEB SA Loyalty Shares 2021	111,362	18,388
*,^,1 Neoen SA		388,283	17,683
	Ipsos	605,325	16,066

*	Virbac SA	69,478	15,168
	Trigano SA	131,103	14,964
*,^	Air France-KLM	3,300,034	13,542
1	Ald SA	1,306,920	13,064
*	Metropole Television SA	1,019,520	12,313
	Electricite de France SA	1,215,322	12,307
*,^,1 Maisons du Monde SA		761,734	11,663
	Sodexo SA Loyalty Shares 2022	168,646	11,639
*	Coface SA	1,450,639	11,505
*,^	Television Francaise 1	1,979,828	11,357
*	Rothschild & Co.	445,122	11,356
*	Fnac Darty SA	285,573	11,181
*,^	Elis SA (XLON)	871,981	10,568
*	Cgg SA	12,174,164	10,421
1	Elior Group SA	1,781,065	9,864
*,^	Interparfums SA	203,809	9,589
	Robertet SA	7,357	8,018
	Quadient	535,624	7,919
	Vicat SA	237,984	7,841
	Mercialys SA	1,013,348	7,642
	Albioma ACT Loyalty Shares (XPAR)	170,241	7,611
*	Tarkett SA	539,857	6,734
^	Pharmagest Inter@ctive	68,355	6,494
	Carmila SA	525,488	6,220
*,^	DBV Technologies SA	759,523	6,164
	Ffp	78,938	6,152
*	Mersen SA	223,715	6,035
	Albioma SA	127,567	5,703
	Bonduelle SCA	232,115	5,544
	Vilmorin & Cie SA	88,580	5,204
	Sodexo SA Loyalty Shares 2023	66,772	4,608
	Beneteau SA	630,727	4,553
*,^	Eramet	164,669	4,484
*,^	Vallourec SA	130,728	4,357
*	Lisi SA	193,050	4,340
	Albioma SA Loyalty Shares 2021	96,242	4,302
*,^	Akka Technologies	205,171	4,272
	Derichebourg SA	1,454,170	4,205
*	Manitou BF SA	216,447	3,998
*,^	Genfit	648,256	3,206
*,^,1 X-Fab Silicon Foundries SE		840,847	2,997
	SEB SA NPV	17,789	2,937
*,^,1 Europcar Mobility Group		1,824,002	2,834
	Guerbet	79,179	2,801
*	GL Events	198,857	2,575
*,^	Rallye SA	369,242	2,531
	Jacquet Metal Service SA	188,377	2,379
	Boiron SA	53,076	2,085
	Akwel	117,941	1,864
*	Lisi	82,737	1,860
*,^,1 Smcp SA		421,058	1,825
*	Etablissements Maurel et Prom SA	723,034	1,431
*,^,§ Bourbon Corp.		250,625	1,085
	Union Financiere de France BQE SA	43,563	797
	Albioma SA Loyalty Shares 2022	17,175	768
*	Esso SA Francaise	32,716	496

*	Technicolor SA	117	—
			24,759,010
Germany (5.7%)
	SAP SE	18,958,401	2,992,655
	Siemens AG	12,914,750	1,645,809
	Allianz SE	7,016,112	1,455,667
	Bayer AG	16,615,663	1,103,839
	Deutsche Telekom AG	54,443,275	908,919
*	adidas AG	3,248,424	895,844
	BASF SE	15,456,599	852,682
*	Deutsche Post AG	16,501,108	669,785
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,320,677	615,151
	Daimler AG	13,629,774	595,950
	Vonovia SE	9,164,621	592,365
	Deutsche Boerse AG	3,106,727	565,252
	Infineon Technologies AG	21,980,025	560,391
*	Volkswagen AG Preference Shares	3,055,622	447,274
	E.On SE	36,595,613	429,634
	Rwe AG	9,686,557	365,130
	Bayerische Motoren Werke AG	5,478,355	350,344
*	Fresenius SE & Co. KGaA	6,821,541	340,353
*	Deutsche Bank AG	34,629,994	311,410
*	Fresenius Medical Care AG & Co. KGaA	3,492,937	307,736
	Deutsche Wohnen SE	6,081,134	295,887
	Henkel AG & Co. KGaA Preference Shares	2,979,952	293,004
	Merck KGaA	2,182,807	278,976
*,1	Delivery Hero SE	2,405,086	276,084
	Symrise AG Class A	2,135,448	266,955
	Sartorius AG Preference Shares	580,986	223,542
	Beiersdorf AG	1,674,329	199,925
*,1	Zalando SE	2,720,593	196,401
*	Qiagen NV	3,715,615	184,224
	Continental AG	1,831,239	176,896
	Hannover Rueck SE	1,016,753	172,005
*	LEG Immobilien AG	1,167,716	162,823
	Brenntag AG	2,618,271	161,582
*	MTU Aero Engines AG	896,215	155,393
1	Scout24 AG	1,794,236	154,228
*	Porsche Automobil Holding SE Preference Shares	2,601,406	147,248
	Henkel AG & Co. KGaA	1,675,385	145,576
	HeidelbergCement AG	2,517,184	139,693
*	HelloFresh SE	2,390,806	129,778
*	Aroundtown SA	20,405,985	122,877
1	Siemens Healthineers AG	2,174,295	113,197
1	Covestro AG	2,891,933	112,229
*,1	TeamViewer AG	2,070,533	111,959
	Knorr-Bremse AG	950,531	111,219
*	Puma SE	1,386,423	107,916
	GEA Group AG	2,814,359	101,586
	KION Group AG	1,199,233	91,653
	Bechtle AG	469,390	91,354
*	Commerzbank AG	17,680,557	90,863
*,^	Volkswagen AG	571,949	89,048
	Evonik Industries AG	3,274,126	88,455
	United Internet AG	1,743,470	79,113
*	Lanxess AG	1,431,010	74,221
*	MorphoSys AG	549,215	70,505

	Rheinmetall AG	730,968	69,111
	Nemetschek SE	919,257	67,387
*	Carl Zeiss Meditec AG	629,967	65,932
	Uniper SE	1,886,704	65,135
*,^	thyssenkrupp AG	7,927,828	61,622
	Gerresheimer AG	534,944	61,540
*,^	Evotec SE	2,277,055	60,245
^	Fuchs Petrolub SE Preference Shares	1,322,829	57,765
	TAG Immobilien AG	2,158,824	56,765
*	Dialog Semiconductor plc	1,179,641	55,296
*	alstria office REIT-AG	3,046,534	45,573
	Grand City Properties SA	1,910,095	45,473
	Bayerische Motoren Werke AG Preference Shares	891,381	45,303
	Aurubis AG	626,764	41,801
*	CTS Eventim AG & Co. KGaA	1,011,215	40,141
	Software AG	834,926	38,813
	Cancom SE	623,880	37,521
^	Freenet AG	2,163,085	36,921
*,^	Deutsche Lufthansa AG	4,047,962	35,515
*,^	Grenke AG	454,074	34,395
	Hella GmbH & Co. KGaA	783,925	34,240
	CompuGroup Medical SE & Co. KgaA	387,768	33,847
^	Rational AG	56,819	33,748
*	OSRAM Licht AG	638,026	33,005
*	Hypoport SE	70,236	32,951
	Siltronic AG	356,355	32,510
	Telefonica Deutschland Holding AG	11,377,414	31,044
*	Fielmann AG	423,818	30,879
*,1	ADO Properties SA	1,063,722	29,956
*,^	Stroeer SE & Co. KGaA	424,797	29,088
^	Hugo Boss AG	1,048,768	28,569
	Hochtief AG	344,965	28,166
*,^	ProSiebenSat.1 Media SE	2,637,510	27,377
^	Encavis AG	1,739,350	27,356
*,^	Varta AG	243,423	27,303
	Metro AG	2,897,530	26,435
*	Jungheinrich AG Preference Shares	833,788	25,467
*,^	S&T AG	904,105	24,518
*,^	Fraport AG Frankfurt Airport Services Worldwide	614,461	24,020
	Talanx AG	654,712	23,834
*	Wacker Chemie AG	258,912	23,490
	Duerr AG	855,102	23,425
*,1	DWS Group GmbH & Co. KGaA	608,149	22,855
^	Suedzucker AG	1,361,359	22,722
*,^	Jenoptik AG	899,536	22,542
*	Aixtron SE	1,826,419	22,396
*	RTL Group SA	672,530	22,190
1	Befesa SA	546,353	22,031
^	K&S AG	3,295,175	21,858
	Pfeiffer Vacuum Technology AG	106,565	21,375
	1&1 Drillisch AG	792,704	20,994
*,^	Sixt SE	280,449	20,751
*,1	Rocket Internet SE	954,861	20,720
	Stabilus SA	396,684	19,967
*	Aareal Bank AG	1,078,111	19,727
	Patrizia AG	700,081	19,190
*	Zooplus AG	109,504	18,946

	Krones AG	271,008	16,465
*	Traton SE	822,599	15,579
	New Work SE	44,937	14,792
	Norma Group SE	512,362	14,252
*,1	Deutsche Pfandbriefbank AG	2,226,499	14,105
*,^	Deutsche EuroShop AG	921,070	13,655
	Fuchs Petrolub SE	383,708	13,067
*,^	Nordex SE	1,205,921	12,484
	Hornbach Holding AG & Co. KGaA	128,912	12,405
	KWS Saat SE & Co. KGaA	154,521	11,972
*	Ceconomy AG	3,050,300	10,871
	DIC Asset AG	831,714	10,760
*	Deutz AG	2,060,905	10,326
*	Indus Holding AG	298,343	10,191
	Sixt SE Preference Shares	199,025	10,041
	Schaeffler AG Preference Shares	1,363,808	9,950
	Dermapharm Holding SE	181,910	9,201
*,^	Salzgitter AG	673,523	9,144
^	Bilfinger SE	511,169	8,927
*,^	Draegerwerk AG & Co. KGaA Preference Shares	91,733	8,647
*,^	Wacker Neuson SE	450,004	7,987
*	Kloeckner & Co. SE	1,195,755	7,550
*,^	Vossloh AG	152,828	6,902
*	Washtec AG	165,730	6,837
	Deutsche Beteiligungs AG	176,344	6,564
*	Hamburger Hafen und Logistik AG	368,257	6,360
	BayWa AG	200,747	6,303
*	Takkt AG	482,368	5,941
*,^	TLG Immobilien AG	259,243	5,308
	Wuestenrot & Wuerttembergische AG	312,080	5,257
	TUI AG (XETR)	1,278,422	4,837
*,^	Koenig & Bauer AG	217,928	4,756
*,^	SMA Solar Technology AG	157,804	4,621
*,^	Leoni AG	558,429	4,586
*,^	Corestate Capital Holding SA	198,344	4,228
*,^	Heidelberger Druckmaschinen AG	4,428,004	3,710
*,^	Draegerwerk AG & Co. KGaA	46,714	3,668
	CropEnergies AG	279,350	2,998
*,^	ElringKlinger AG	488,803	2,964
*,^	SGL Carbon SE	778,201	2,873
^	Bertrandt AG	70,337	2,620
			23,538,055
Greece (0.1%)
	Hellenic Telecommunications Organization SA	3,201,486	47,105
	Jumbo SA	1,848,071	36,058
	Opap SA	3,436,566	31,132
*	Eurobank Ergasias Services and Holdings SA	44,850,590	19,167
	Mytilineos SA	2,035,339	19,026
*	Alpha Bank AE	24,313,105	15,290
*	National Bank of Greece SA	9,720,416	12,893
	Motor Oil Hellas Corinth Refineries SA	901,320	12,311
	Hellenic Telecommunications Organization SA ADR	1,489,798	10,883
*	Public Power Corp. SA	1,841,187	8,558
	Terna Energy SA	633,718	8,317
*	GEK Terna Holding Real Estate Construction SA	1,189,379	8,129
*	Piraeus Bank SA	5,019,717	6,926
*	LAMDA Development SA	1,008,273	6,772

	Hellenic Petroleum SA	835,866	5,188
	Holding Co. ADMIE IPTO SA	1,963,714	5,174
	Sarantis SA	509,349	5,078
*	Fourlis Holdings SA	918,175	4,222
	Hellenic Exchanges SA	924,574	3,311
*	Ellaktor SA	2,016,523	2,599
*,§	FF Group	455,279	2,574
*	Viohalco SA	887,034	2,525
*	Aegean Airlines SA	403,659	1,719
	Piraeus Port Authority SA	3,310	64
*,§	Cyprus Popular Bank PCL	12,597,118	—
			275,021
Hong Kong (2.2%)
	AIA Group Ltd.	204,446,018	1,843,478
	Hong Kong Exchanges & Clearing Ltd.	21,474,552	1,022,471
	CK Hutchison Holdings Ltd.	45,118,186	294,613
	Sun Hung Kai Properties Ltd.	23,908,555	290,771
	Link REIT	34,963,247	271,283
	CLP Holdings Ltd.	27,613,611	261,106
	CK Asset Holdings Ltd.	45,390,899	252,041
	Hong Kong & China Gas Co. Ltd.	174,317,994	249,768
	Galaxy Entertainment Group Ltd.	36,268,991	247,345
	Techtronic Industries Co. Ltd.	21,163,589	221,351
	China Mengniu Dairy Co. Ltd.	45,853,277	215,165
*	Semiconductor Manufacturing International Corp.	52,249,533	204,581
	Hang Seng Bank Ltd.	12,236,009	192,528
	BOC Hong Kong Holdings Ltd.	60,688,206	169,202
	Sands China Ltd.	40,581,211	154,729
	Jardine Matheson Holdings Ltd.	3,537,633	144,680
	Power Assets Holdings Ltd.	23,019,289	128,196
1	WH Group Ltd.	142,725,809	127,049
*	New World Development Co. Ltd.	24,315,776	118,728
	MTR Corp. Ltd.	23,814,649	118,350
^	Wharf Real Estate Investment Co. Ltd.	27,905,011	98,696
	AAC Technologies Holdings Inc.	11,667,081	91,983
	Hang Lung Properties Ltd.	34,505,401	84,654
	Henderson Land Development Co. Ltd.	21,900,373	81,963
	Lenovo Group Ltd.	128,428,253	77,423
	Hongkong Land Holdings Ltd.	19,691,380	75,008
	Xinyi Solar Holdings Ltd.	66,240,122	72,698
1	Budweiser Brewing Co. APAC Ltd.	19,922,407	72,294
	Want Want China Holdings Ltd.	95,217,112	70,465
	Sino Land Co. Ltd.	56,400,300	68,339
	Jardine Strategic Holdings Ltd.	3,068,769	61,821
	Tingyi Cayman Islands Holding Corp.	32,201,728	60,030
	ASM Pacific Technology Ltd.	5,218,702	58,905
	CK Infrastructure Holdings Ltd.	10,538,166	54,952
	Swire Pacific Ltd. Class A	11,063,400	54,478
	Sun Art Retail Group Ltd.	37,911,054	52,689
^	Vitasoy International Holdings Ltd.	13,649,788	51,891
	Xinyi Glass Holdings Ltd.	34,819,594	51,086
	Bank of East Asia Ltd.	21,977,724	50,054
	Wharf Holdings Ltd.	25,987,617	44,151
	Wynn Macau Ltd.	25,075,690	43,978
*,1	ESR Cayman Ltd.	17,169,400	42,340
	Swire Properties Ltd.	18,064,903	41,748
	PCCW Ltd.	71,255,935	40,171

	SJM Holdings Ltd.	32,525,071	36,700
	Microport Scientific Corp.	7,467,152	36,299
	Minth Group Ltd.	12,187,916	36,273
	Hang Lung Group Ltd.	14,884,177	36,020
*	Prada SpA	8,662,686	33,440
	Hysan Development Co. Ltd.	10,757,307	29,719
	Man Wah Holdings Ltd.	25,748,414	29,244
	NagaCorp Ltd.	25,993,668	27,785
	Melco International Development Ltd.	13,790,673	26,034
	Kerry Properties Ltd.	10,456,563	24,882
	Fortune REIT	27,388,460	23,865
	HKBN Ltd.	12,694,272	23,450
	Dairy Farm International Holdings Ltd.	5,282,370	22,696
1	BOC Aviation Ltd.	3,651,590	21,137
^	United Energy Group Ltd.	120,292,630	21,123
*,1	Samsonite International SA	22,374,632	20,971
	Chow Tai Fook Jewellery Group Ltd.	19,110,053	20,596
	SITC International Holdings Co. Ltd.	20,283,555	20,348
	Uni-President China Holdings Ltd.	18,655,304	20,242
	Yue Yuen Industrial Holdings Ltd.	12,261,452	19,461
	NWS Holdings Ltd.	24,390,356	18,906
	Champion REIT	34,593,607	18,355
	Gemdale Properties & Investment Corp. Ltd.	97,980,627	17,343
^	MGM China Holdings Ltd.	13,064,205	16,280
	Kerry Logistics Network Ltd.	9,700,313	15,900
	VTech Holdings Ltd.	2,855,232	15,490
^	Huabao International Holdings Ltd.	13,185,878	15,027
^	COFCO Meat Holdings Ltd.	29,891,280	14,871
^	IGG Inc.	14,953,862	14,651
*,^,1 Razer Inc.		66,224,810	13,658
	Shangri-La Asia Ltd.	18,131,389	13,119
^	Haitong International Securities Group Ltd.	47,560,915	12,844
	Shougang Fushan Resources Group Ltd.	56,061,182	12,837
	L'Occitane International SA	7,282,128	12,248
	Luk Fook Holdings International Ltd.	5,460,476	11,713
	Shun Tak Holdings Ltd.	30,129,962	10,855
	Cafe de Coral Holdings Ltd.	5,371,002	10,764
*,^	MMG Ltd.	40,029,852	10,575
	Johnson Electric Holdings Ltd.	5,541,799	10,199
^	Nexteer Automotive Group Ltd.	13,625,497	8,639
	United Laboratories International Holdings Ltd.	9,050,572	8,447
*,^,1 FIT Hon Teng Ltd.		17,413,159	8,411
	Pacific Basin Shipping Ltd.	67,098,839	8,239
	Towngas China Co. Ltd.	16,749,098	8,067
	K Wah International Holdings Ltd.	18,744,761	7,911
	Asia Cement China Holdings Corp.	6,964,906	7,891
	Shui On Land Ltd.	53,046,422	7,875
	First Pacific Co. Ltd.	36,706,379	7,664
*	Pou Sheng International Holdings Ltd.	34,671,524	7,579
	Value Partners Group Ltd.	15,000,568	7,558
	Sunlight REIT	15,909,974	7,435
	CITIC Telecom International Holdings Ltd.	23,292,811	7,394
*	Hong Kong Television Network Ltd.	7,350,849	7,322
	SUNeVision Holdings Ltd.	9,209,430	6,884
^	Guotai Junan International Holdings Ltd.	48,283,636	6,863
^	Cathay Pacific Airways Ltd.	9,925,518	6,702
	Stella International Holdings Ltd.	6,806,000	6,619

	Dah Sing Financial Holdings Ltd.	2,380,441	6,578
	Lifestyle International Holdings Ltd.	7,796,138	6,323
*,^,1 Frontage Holdings Corp.		11,896,000	6,304
*,^,§ Superb Summit International Group Ltd.		32,112,957	6,049
	China Travel International Investment Hong Kong Ltd.	39,338,718	5,840
	VSTECS Holdings Ltd.	9,726,295	5,717
	Prosperity REIT	18,366,105	5,523
*,^	FIH Mobile Ltd.	49,689,566	5,510
1	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,980,677	4,999
	Road King Infrastructure Ltd.	3,661,490	4,925
^	China Harmony Auto Holding Ltd.	10,849,872	4,890
	Television Broadcasts Ltd.	4,139,223	4,824
	Ju Teng International Holdings Ltd.	13,764,531	4,823
	Far East Consortium International Ltd.	15,578,174	4,624
	Chinese Estates Holdings Ltd.	6,981,392	4,614
*,^,§ Town Health International Medical Group Ltd.		51,896,341	4,604
^	Canvest Environmental Protection Group Co. Ltd.	10,047,479	4,550
^	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,787,932	4,525
	Dah Sing Banking Group Ltd.	4,869,124	4,402
	Chow Sang Sang Holdings International Ltd.	3,928,179	4,187
*	Apollo Future Mobility Group Ltd.	62,753,707	3,766
*,1	CGN New Energy Holdings Co. Ltd.	20,715,020	3,744
*,^	Suncity Group Holdings Ltd.	34,158,708	3,618
	Pacific Textiles Holdings Ltd.	7,684,428	3,592
	Hutchison Telecommunications Hong Kong Holdings Ltd.	21,630,218	3,544
*	Esprit Holdings Ltd.	28,673,182	3,409
	Dynam Japan Holdings Co. Ltd.	3,858,180	3,246
*,§	Convoy Global Holdings Ltd.	147,589,460	3,180
^	Xinyi Energy Holdings Ltd.	8,534,000	3,074
	SmarTone Telecommunications Holdings Ltd.	5,722,643	2,989
	Sun Hung Kai & Co. Ltd.	7,580,244	2,927
*	Truly International Holdings Ltd.	23,765,678	2,824
*	Inspur International Ltd.	8,891,635	2,756
	Giordano International Ltd.	18,498,309	2,724
	Lee's Pharmaceutical Holdings Ltd.	3,437,768	2,715
*	Macau Legend Development Ltd.	20,423,139	2,636
^,1	IMAX China Holding Inc.	1,693,428	2,593
*	Goodbaby International Holdings Ltd.	15,137,685	2,520
^	SA Sa International Holdings Ltd.	16,697,114	2,418
*	China Silver Group Ltd.	17,599,484	2,272
*,^	Anton Oilfield Services Group	36,884,155	2,149
1	Impro Precision Industries Ltd.	6,190,000	2,134
*	Digital Domain Holdings Ltd.	293,458,250	2,121
	Swire Pacific Ltd. Class B	2,368,347	2,098
*,^,§ National Agricultural Holdings Ltd.		13,075,708	2,008
1	Crystal International Group Ltd.	9,176,771	1,988
*	G-Resources Group Ltd.	301,615,472	1,906
*	KuangChi Science Ltd.	26,899,605	1,772
*	New World Department Store China Ltd.	9,070,326	1,475
1	Regina Miracle International Holdings Ltd.	5,080,009	1,461
*,^	HC Group Inc.	9,015,630	1,396
	Henderson Investment Ltd.	25,878,388	1,368
*,^	GCL New Energy Holdings Ltd.	79,253,129	1,249
*	Lifestyle China Group Ltd.	6,024,156	1,246
*,^	Honghua Group Ltd.	34,366,737	1,243
*,^	Glory Sun Land Group Ltd.	19,750,000	1,171
*,^	NewOcean Energy Holdings Ltd.	12,583,172	1,154

	Texwinca Holdings Ltd.	8,077,457	1,147
*	Emperor Capital Group Ltd.	51,470,624	1,085
	Singamas Container Holdings Ltd.	20,606,477	957
	Emperor Watch & Jewellery Ltd.	61,784,218	927
*,§	Camsing International Holding Ltd.	5,979,097	895
	BOE Varitronix Ltd.	3,234,989	881
*,§	Tech Pro Technology Development Ltd.	87,171,600	765
^	Shenwan Hongyuan HK Ltd.	5,186,709	710
*,^	China LNG Group Ltd.	22,552,263	705
*,§	Brightoil Petroleum Holdings Ltd.	25,187,768	650
	EVA Precision Industrial Holdings Ltd.	12,540,115	620
*	Parkson Retail Group Ltd.	14,563,535	594
^,§	Agritrade Resources Ltd.	42,522,625	455
*	Cathay Pacific Airways Ltd. Rights Exp. 08/05/2020	6,785,238	394
^	NOVA Group Holdings Ltd.	18,262,192	341
*,§	China Baoli Technologies Holdings Ltd.	26,288,361	336
*	China Animal Healthcare Ltd.	4,917,000	317
*	Beijing Sports and Entertainment Industry Group Ltd.	4,339,879	90
*,§	Legend Holdings Corp. Rights	453,983	—
*,§	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*	Global Brands Group Holding Ltd.	601	—
			9,166,838
Hungary (0.1%)
*	OTP Bank Nyrt	3,915,146	140,228
	Richter Gedeon Nyrt	2,393,141	55,371
*	MOL Hungarian Oil & Gas plc	7,384,376	43,500
	Magyar Telekom Telecommunications plc	5,481,984	6,910
*,^	Opus Global Nyrt	3,625,744	2,869
			248,878
India (2.4%)
	Reliance Industries Ltd.	52,567,816	1,453,794
	Infosys Ltd.	60,792,781	781,682
	Housing Development Finance Corp. Ltd.	28,397,489	675,363
	Tata Consultancy Services Ltd.	15,248,565	463,261
	Hindustan Unilever Ltd.	15,006,602	442,683
*	Bharti Airtel Ltd.	37,155,804	275,195
*	Axis Bank Ltd.	34,434,507	198,094
	HCL Technologies Ltd.	18,436,000	173,332
	Maruti Suzuki India Ltd.	2,055,032	171,760
	Bajaj Finance Ltd.	3,050,828	132,463
	Sun Pharmaceutical Industries Ltd.	18,536,240	131,666
	ITC Ltd.	50,260,631	130,303
	Asian Paints Ltd.	4,925,237	112,768
	UltraTech Cement Ltd.	1,863,090	102,352
	Bharat Petroleum Corp. Ltd.	17,053,953	94,094
*,1	HDFC Life Insurance Co. Ltd.	11,029,081	92,418
	Nestle India Ltd.	395,259	87,058
	Mahindra & Mahindra Ltd.	10,005,598	80,964
	Dr Reddy's Laboratories Ltd.	1,235,948	74,848
	Power Grid Corp. of India Ltd.	31,347,962	74,602
*,1	SBI Life Insurance Co. Ltd.	6,119,240	74,524
*	Titan Co. Ltd.	5,314,649	73,916
	Tech Mahindra Ltd.	7,918,853	71,860
	Larsen & Toubro Ltd.	5,776,411	70,437
*	State Bank of India	25,828,357	65,871
	Eicher Motors Ltd.	231,039	63,626

	Dabur India Ltd.	9,200,853	63,053
*,1	Avenue Supermarts Ltd.	2,213,073	60,929
	Bajaj Auto Ltd.	1,510,331	60,586
	Hero MotoCorp Ltd.	1,684,093	59,986
*	UPL Ltd.	9,175,259	58,551
	Godrej Consumer Products Ltd.	6,292,921	58,118
	Wipro Ltd.	15,392,779	57,700
1	ICICI Lombard General Insurance Co. Ltd.	3,180,087	55,333
	Bajaj Finserv Ltd.	654,435	54,169
	Oil & Natural Gas Corp. Ltd.	51,253,187	53,592
	Cipla Ltd.	5,541,078	53,273
	Aurobindo Pharma Ltd.	4,517,648	52,964
*	ICICI Bank Ltd.	11,109,573	51,700
	Britannia Industries Ltd.	999,297	51,002
	JSW Steel Ltd.	17,221,755	50,840
	Adani Ports & Special Economic Zone Ltd.	11,852,776	49,789
1	Bandhan Bank Ltd.	10,683,114	49,120
	NTPC Ltd.	41,898,127	48,629
	Divi's Laboratories Ltd.	1,354,447	47,387
*	Lupin Ltd.	3,824,834	47,343
	Grasim Industries Ltd.	5,583,166	47,132
	Info Edge India Ltd.	1,062,619	45,213
	Shree Cement Ltd.	153,611	44,519
	Indian Oil Corp. Ltd.	36,748,656	43,397
	Coal India Ltd.	24,936,494	43,032
	Vedanta Ltd.	26,906,150	41,131
	Pidilite Industries Ltd.	2,173,546	39,339
*	United Spirits Ltd.	4,992,756	38,733
	Bharti Infratel Ltd.	14,730,932	37,778
	Marico Ltd.	7,786,667	37,754
	Apollo Hospitals Enterprise Ltd.	1,614,762	36,213
	Ambuja Cements Ltd.	12,067,678	35,393
	Piramal Enterprises Ltd.	1,786,610	35,100
	Hindalco Industries Ltd.	15,425,915	33,736
	Havells India Ltd.	4,220,524	32,817
1	ICICI Prudential Life Insurance Co. Ltd.	5,271,346	31,837
	Petronet LNG Ltd.	9,233,594	30,558
	Hindustan Petroleum Corp. Ltd.	10,541,788	30,274
	Berger Paints India Ltd.	4,177,529	29,350
	Jubilant Foodworks Ltd.	1,251,418	28,735
	Muthoot Finance Ltd.	1,664,257	28,306
	Wipro Ltd. ADR	6,496,163	28,063
*	Biocon Ltd.	4,962,501	27,151
	Shriram Transport Finance Co. Ltd.	2,831,196	26,073
*	Zee Entertainment Enterprises Ltd.	14,099,809	26,072
*,1	AU Small Finance Bank Ltd.	2,601,127	25,585
	Torrent Pharmaceuticals Ltd.	705,790	25,136
1	HDFC Asset Management Co. Ltd.	769,357	24,842
*	Crompton Greaves Consumer Electricals Ltd.	7,598,977	24,742
	GAIL India Ltd.	18,754,580	24,236
	Tata Consumer Products Ltd.	4,181,299	23,857
	Page Industries Ltd.	88,779	23,477
	Siemens Ltd.	1,492,108	23,128
*	Tata Steel Ltd.	4,675,126	22,989
	PI Industries Ltd.	976,661	22,927
	Cadila Healthcare Ltd.	4,263,784	22,167
	Container Corp. Of India Ltd.	3,664,160	22,049

* Tata Motors Ltd.	15,831,730	21,942
Colgate-Palmolive India Ltd.	1,154,730	21,938
1 InterGlobe Aviation Ltd.	1,663,342	21,667
Motherson Sumi Systems Ltd.	16,440,632	20,828
Bosch Ltd.	118,097	20,563
Mphasis Ltd.	1,303,072	20,161
Ipca Laboratories Ltd.	796,992	20,023
DLF Ltd.	10,556,339	19,823
Embassy Office Parks REIT	3,849,800	18,406
* Federal Bank Ltd.	25,450,629	18,288
* Max Financial Services Ltd.	2,313,466	17,250
* Jindal Steel & Power Ltd.	6,902,448	17,156
Bharat Forge Ltd.	3,285,342	16,730
Bajaj Holdings & Investment Ltd.	455,807	16,168
* Fortis Healthcare Ltd.	8,707,209	16,065
Alkem Laboratories Ltd.	448,195	15,960
MRF Ltd.	19,525	15,959
ACC Ltd.	831,188	15,798
REC Ltd.	11,789,708	15,753
* Vodafone Idea Ltd.	138,761,866	15,521
* Escorts Ltd.	1,018,152	15,418
LIC Housing Finance Ltd.	4,381,617	15,352
1 Larsen & Toubro Infotech Ltd.	475,148	15,307
United Breweries Ltd.	1,203,153	15,289
Balkrishna Industries Ltd.	860,650	15,171
NMDC Ltd.	13,305,868	14,923
* IDFC Bank	42,140,198	14,920
1 RBL Bank Ltd.	6,488,933	14,648
Glenmark Pharmaceuticals Ltd.	2,390,800	14,461
Natco Pharma Ltd.	1,373,903	14,389
* Voltas Ltd.	1,782,630	14,248
1 Dr Lal PathLabs Ltd.	562,813	14,232
Indiabulls Housing Finance Ltd.	5,539,502	14,021
Whirlpool of India Ltd.	501,390	13,854
Rajesh Exports Ltd.	2,243,205	13,678
SRF Ltd.	262,661	13,310
Oracle Financial Services Software Ltd.	337,083	13,206
Bharat Electronics Ltd.	10,301,899	13,172
Ashok Leyland Ltd.	20,054,965	12,998
Indraprastha Gas Ltd.	2,358,763	12,726
* Godrej Properties Ltd.	1,026,677	12,691
Jubilant Life Sciences Ltd.	1,194,487	12,687
AIA Engineering Ltd.	570,917	12,595
Castrol India Ltd.	8,194,038	12,416
Gujarat Gas Ltd.	3,185,950	12,307
Power Finance Corp. Ltd.	11,364,817	12,271
Pfizer Ltd.	208,036	11,903
* State Bank of India GDR	460,457	11,522
Kansai Nerolac Paints Ltd.	1,991,020	11,513
Varun Beverages Ltd.	1,197,296	11,318
* Tata Communications Ltd.	1,109,497	11,278
Adani Enterprises Ltd.	4,752,225	11,216
Mindtree Ltd.	776,109	11,209
NHPC Ltd.	41,326,454	11,204
Coromandel International Ltd.	1,055,259	10,981
TVS Motor Co. Ltd.	2,117,039	10,886
Tata Power Co. Ltd.	16,613,177	10,797

	Hindustan Zinc Ltd.	3,821,137	10,751
*	Bank of Baroda	16,791,393	10,458
	Alembic Pharmaceuticals Ltd.	783,572	10,342
	Ramco Cements Ltd.	1,120,399	10,338
	Aarti Industries Ltd.	772,617	10,203
	Bata India Ltd.	590,064	9,983
	Mahanagar Gas Ltd.	758,058	9,868
	Supreme Industries Ltd.	567,602	9,757
	ABB India Ltd.	810,173	9,682
	Manappuram Finance Ltd.	4,519,274	9,562
	Torrent Power Ltd.	2,142,567	9,314
1	Nippon Life India Asset Management Ltd.	2,620,682	9,289
	Sanofi India Ltd.	88,267	9,174
	Dr Reddy's Laboratories Ltd. ADR	149,704	9,102
	Bayer CropScience Ltd.	122,260	9,060
*,1	Syngene International Ltd.	1,387,916	9,032
	Ajanta Pharma Ltd.	414,906	9,023
	Cholamandalam Investment and Finance Co. Ltd.	3,329,935	8,984
	Indian Hotels Co. Ltd.	8,558,975	8,707
*	Mahindra & Mahindra Financial Services Ltd.	5,007,711	8,693
	Coforge Ltd.	328,341	8,438
	Sun TV Network Ltd.	1,582,375	8,183
	Exide Industries Ltd.	3,916,572	8,128
	Steel Authority of India Ltd.	17,779,750	8,118
*	Adani Power Ltd.	16,800,754	7,932
	CESC Ltd.	1,076,743	7,891
*	3M India Ltd.	28,016	7,885
	Astral Poly Technik Ltd.	605,806	7,802
	Gillette India Ltd.	116,135	7,782
1	Laurus Labs Ltd.	615,834	7,684
	City Union Bank Ltd.	4,730,029	7,639
*	GMR Infrastructure Ltd.	26,332,383	7,634
*	Punjab National Bank	17,878,399	7,610
1	L&T Technology Services Ltd.	374,528	7,552
*	Canara Bank	5,512,462	7,483
	Dalmia Bharat Ltd.	716,036	7,271
	Hexaware Technologies Ltd.	1,426,491	7,260
	Oberoi Realty Ltd.	1,554,249	7,230
	L&T Finance Holdings Ltd.	8,922,679	7,139
	Phoenix Mills Ltd.	838,643	6,912
	Persistent Systems Ltd.	561,622	6,888
	Apollo Tyres Ltd.	4,756,836	6,860
	Cummins India Ltd.	1,270,924	6,813
	Oil India Ltd.	5,154,320	6,655
	Bharat Heavy Electricals Ltd.	13,771,800	6,611
*	Aditya Birla Capital Ltd.	9,139,432	6,601
	Sundaram Finance Ltd.	377,858	6,453
	Amara Raja Batteries Ltd.	666,348	6,297
	Relaxo Footwears Ltd.	785,925	6,242
*	Aavas Financiers Ltd.	341,982	6,232
	Emami Ltd.	1,899,498	6,088
	PVR Ltd.	411,628	5,948
*	Edelweiss Financial Services Ltd.	5,778,605	5,843
	Gujarat State Petronet Ltd.	2,136,273	5,838
	Polycab India Ltd.	531,681	5,822
	Kajaria Ceramics Ltd.	1,074,560	5,820
	KRBL Ltd.	1,574,363	5,686

	WABCO India Ltd.	61,084	5,671
	Godrej Industries Ltd.	1,167,039	5,523
*	Aditya Birla Fashion and Retail Ltd.	3,218,768	5,350
*	Future Retail Ltd.	3,558,324	5,208
*,1	ICICI Securities Ltd.	845,540	5,130
*	Union Bank of India	13,060,439	5,049
	Motilal Oswal Financial Services Ltd.	543,835	4,946
	Prestige Estates Projects Ltd.	1,872,902	4,909
*	Mahindra & Mahindra Financial Services Ltd. Rights Exp. 08/11/2020	5,007,711	4,860
	Radico Khaitan Ltd.	967,863	4,769
	Vinati Organics Ltd.	357,878	4,675
	Strides Pharma Science Ltd.	787,089	4,580
1	Endurance Technologies Ltd.	378,079	4,562
	Bombay Burmah Trading Co.	268,162	4,513
*,1	Quess Corp. Ltd.	886,369	4,333
	Birlasoft Ltd.	2,699,608	4,319
	Thermax Ltd.	423,290	4,214
	National Aluminium Co. Ltd.	9,340,671	4,099
	Yes Bank Ltd.	24,451,507	3,921
	Multi Commodity Exchange of India Ltd.	169,936	3,828
	Sundram Fasteners Ltd.	683,637	3,797
	Indiabulls Ventures Ltd.	2,498,129	3,794
	Ceat Ltd.	324,942	3,770
	Avanti Feeds Ltd.	629,961	3,747
	Redington India Ltd.	3,090,610	3,727
	Balrampur Chini Mills Ltd.	2,207,533	3,704
*	TeamLease Services Ltd.	148,709	3,665
1	Godrej Agrovet Ltd.	592,731	3,633
*	Just Dial Ltd.	738,377	3,617
	V-Guard Industries Ltd.	1,643,902	3,574
*	Sun Pharma Advanced Research Co. Ltd.	1,507,110	3,547
	Minda Industries Ltd.	904,107	3,456
	IRB Infrastructure Developers Ltd.	2,136,939	3,445
*,^	Tata Motors Ltd. ADR	500,353	3,412
	TTK Prestige Ltd.	42,977	3,322
	Kaveri Seed Co. Ltd.	410,304	3,309
	India Cements Ltd.	2,215,460	3,292
	Gujarat Pipavav Port Ltd.	3,214,084	3,203
	JSW Energy Ltd.	5,189,998	3,179
	Chambal Fertilizers and Chemicals Ltd.	1,491,938	3,152
*	Shriram Transport Finance Co Ltd	331,641	3,065
	Cholamandalam Financial Holdings Ltd.	691,938	3,059
	Vakrangee Ltd.	8,140,708	3,050
*	Tata Motors Ltd. Class A	6,100,461	3,048
	Tata Chemicals Ltd.	739,878	3,026
	NCC Ltd.	7,667,428	2,960
	JM Financial Ltd.	2,965,156	2,943
*	Bank of India	4,652,428	2,921
	Welspun India Ltd.	5,486,885	2,872
*	DCB Bank Ltd.	2,774,729	2,859
*	V-Mart Retail Ltd.	118,416	2,846
*	TV18 Broadcast Ltd.	6,201,623	2,756
	Symphony Ltd.	231,719	2,618
	Welspun Corp. Ltd.	2,217,859	2,603
	Graphite India Ltd.	1,159,451	2,552
*	Indian Railway Catering & Tourism Corp. Ltd.	143,140	2,552
*	Sterlite Technologies Ltd.	1,528,290	2,495

	HEG Ltd.	254,493	2,492
*,§	Hemisphere Properties India Ltd.	1,109,497	2,400
*	Suzlon Energy Ltd.	41,397,557	2,381
	NBCC India Ltd.	7,670,971	2,363
	Tube Investments of India Ltd.	347,823	2,362
*	Karur Vysya Bank Ltd.	4,967,502	2,292
*	Wockhardt Ltd.	621,821	2,292
	Great Eastern Shipping Co. Ltd.	736,861	2,226
	Engineers India Ltd.	2,495,453	2,139
*	Century Textiles & Industries Ltd.	518,960	2,134
	DCM Shriram Ltd.	462,982	2,098
1	Dilip Buildcon Ltd.	552,291	2,056
	Care Ratings Ltd.	348,853	1,974
	PTC India Ltd.	2,731,661	1,885
*	Mahindra CIE Automotive Ltd.	1,294,377	1,871
	Sobha Ltd.	623,260	1,822
*,1	PNB Housing Finance Ltd.	647,823	1,806
	Finolex Cables Ltd.	490,759	1,767
	EIH Ltd.	2,039,910	1,762
*	Bajaj Consumer Care Ltd.	719,578	1,688
	Jindal Saw Ltd.	2,241,047	1,646
	Rain Industries Ltd.	1,310,542	1,609
	eClerx Services Ltd.	243,709	1,559
*	Karnataka Bank Ltd.	2,703,279	1,509
*	Indian Bank	1,917,151	1,495
*	Mangalore Refinery & Petrochemicals Ltd.	2,928,142	1,420
*	South Indian Bank Ltd.	14,605,728	1,343
	IDFC Ltd.	5,228,049	1,323
*	Indiabulls Real Estate Ltd.	1,722,420	1,153
*	Central Bank of India	4,757,757	1,140
*	Equitas Holdings Ltd.	1,716,544	1,126
	Vedanta Ltd. ADR	180,207	1,085
*	GE Power India Ltd.	162,293	1,051
*	Hindustan Construction Co. Ltd.	12,967,528	960
*	Future Consumer Ltd.	6,366,070	953
*	Gujarat Fluorochemicals Ltd.	173,391	933
*	Arvind Ltd.	2,424,142	926
	Gateway Distriparks Ltd.	822,382	901
*	IFCI Ltd.	10,795,959	892
*	CG Power and Industrial Solutions Ltd.	6,741,042	837
*	Raymond Ltd.	259,874	829
	Repco Home Finance Ltd.	426,572	829
*	Jammu & Kashmir Bank Ltd.	3,415,883	717
*	Dish TV India Ltd.	7,396,282	708
	Sadbhav Engineering Ltd.	1,185,684	677
*	VA Tech Wabag Ltd.	375,384	573
	Gujarat Mineral Development Corp. Ltd.	1,000,049	551
*	Thomas Cook India Ltd.	1,260,919	494
	IIFL Finance Ltd.	190,723	171
*	Alok Industries Ltd.	300,575	140
*	PVR Ltd. Rights Exp. 07/31/2020	30,653	123
*	Aarti Surfactants Ltd.	31,910	105
	JK Cement Ltd.	2,816	56
*	Gateway Distriparks Ltd. Rights Exp. 08/13/2020	121,834	25
*,§	Chennai Super Kings Cricket Ltd.	951,110	—
			10,002,245

Indonesia (0.4%)
	Bank Central Asia Tbk PT	164,885,250	353,180
	Bank Rakyat Indonesia Persero Tbk PT	901,732,228	195,870
	Telekomunikasi Indonesia Persero Tbk PT	793,259,751	165,458
	Bank Mandiri Persero Tbk PT	317,185,203	126,065
	Astra International Tbk PT	347,057,619	122,256
	Unilever Indonesia Tbk PT	99,109,622	57,127
*	Charoen Pokphand Indonesia Tbk PT	117,675,613	50,249
	Bank Negara Indonesia Persero Tbk PT	129,748,708	41,019
	United Tractors Tbk PT	26,713,913	39,150
	Indofood Sukses Makmur Tbk PT	75,618,184	33,515
	Kalbe Farma Tbk PT	305,856,496	32,902
	Semen Indonesia Persero Tbk PT	48,229,853	30,578
*	Gudang Garam Tbk PT	7,778,502	26,670
	Indofood CBP Sukses Makmur Tbk PT	41,502,047	26,155
*	Indah Kiat Pulp & Paper Corp. Tbk PT	42,516,703	22,814
*	Barito Pacific Tbk PT	312,456,853	20,444
	Hanjaya Mandala Sampoerna Tbk PT	162,669,688	19,096
*	Indocement Tunggal Prakarsa Tbk PT	21,479,647	18,239
	Perusahaan Gas Negara Tbk PT	191,965,362	16,687
	Adaro Energy Tbk PT	212,578,586	15,900
	Tower Bersama Infrastructure Tbk PT	164,986,615	14,248
*	Ace Hardware Indonesia Tbk PT	113,318,672	13,579
*	Pakuwon Jati Tbk PT	374,365,933	10,905
*	Ciputra Development Tbk PT	223,854,788	10,079
	XL Axiata Tbk PT	58,388,061	10,032
	Bukit Asam Tbk PT	70,003,954	9,789
	Jasa Marga Persero Tbk PT	35,220,402	9,502
*	Pabrik Kertas Tjiwi Kimia Tbk PT	19,925,998	9,250
*	Lippo Karawaci Tbk PT	967,165,176	9,128
	Bank BTPN Syariah Tbk PT	36,441,800	8,642
	Surya Citra Media Tbk PT	95,832,441	8,449
	Japfa Comfeed Indonesia Tbk PT	110,859,700	8,091
*	Vale Indonesia Tbk PT	33,636,610	7,928
*	Summarecon Agung Tbk PT	176,363,056	7,285
	Aneka Tambang Tbk PT	141,466,241	7,092
*	Smartfren Telecom Tbk PT	588,997,100	5,772
*	Bumi Serpong Damai Tbk PT	120,186,446	5,707
*	Mitra Adiperkasa Tbk PT	112,182,696	5,243
	Bank Tabungan Negara Persero Tbk PT	59,459,999	5,188
	AKR Corporindo Tbk PT	26,052,755	5,159
*	Media Nusantara Citra Tbk PT	81,544,298	4,586
	Wijaya Karya Persero Tbk PT	52,713,574	4,310
*	Medco Energi Internasional Tbk PT	132,126,176	4,232
	Astra Agro Lestari Tbk PT	5,749,269	3,834
	Indo Tambangraya Megah Tbk PT	6,429,717	3,499
*	Matahari Department Store Tbk PT	36,670,534	3,269
*	Panin Financial Tbk PT	234,941,224	2,983
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	43,311,456	2,949
	Waskita Karya Persero Tbk PT	68,495,588	2,947
*	Bank Pan Indonesia Tbk PT	52,380,700	2,896
	PP Persero Tbk PT	40,048,881	2,685
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,266,728	2,518
*	Timah Tbk PT	41,015,153	2,146
*	Sentul City Tbk PT	565,247,672	1,936
*,§	Trada Alam Minera Tbk PT	537,807,334	1,842
*	Global Mediacom Tbk PT	118,040,414	1,727

	Bank Danamon Indonesia Tbk PT	9,051,911	1,704
*	Ramayana Lestari Sentosa Tbk PT	42,327,005	1,634
*	Kresna Graha Investama Tbk PT	217,276,530	1,605
*	Siloam International Hospitals Tbk PT	4,930,881	1,592
	Surya Semesta Internusa Tbk PT	58,871,944	1,522
*	Eagle High Plantations Tbk PT	153,695,023	1,259
*	Alam Sutera Realty Tbk PT	148,905,969	1,257
	Adhi Karya Persero Tbk PT	28,749,669	1,186
*	Krakatau Steel Persero Tbk PT	45,034,917	1,174
*	Agung Podomoro Land Tbk PT	119,276,722	960
*	Salim Ivomas Pratama Tbk PT	32,574,679	718
*	Bekasi Fajar Industrial Estate Tbk PT	80,656,446	684
*	Totalindo Eka Persada Tbk PT	87,203,800	299
*	Berlian Laju Tanker Tbk PT	18,924,900	65
*	Sampoerna Agro Tbk PT	361,198	44
			1,648,504
Ireland (0.2%)
	Kerry Group plc Class A	2,515,902	333,223
	CRH plc (XDUB)	6,185,821	225,217
	Kingspan Group plc	2,559,279	183,603
	Glanbia plc	3,379,059	41,022
*	Bank of Ireland Group plc	15,754,350	32,731
*	AIB Group plc	13,620,980	17,083
	Hibernia REIT plc	12,036,020	16,144
	C&C Group plc (XDUB)	5,034,661	15,257
	Irish Continental Group plc	2,704,150	10,564
	Cairn Homes plc (XLON)	10,263,239	10,523
	Dalata Hotel Group plc	3,238,791	9,949
	Cairn Homes plc (XDUB)	2,787,025	2,789
*	Permanent TSB Group Holdings plc	1,652,446	947
*,§	Irish Bank Resolution Corp. Ltd.	698,992	—
			899,052
Israel (0.4%)
*	Nice Ltd.	1,057,521	217,201
*	Teva Pharmaceutical Industries Ltd.	16,685,621	192,881
	Bank Leumi Le-Israel BM	24,717,015	125,300
	Bank Hapoalim BM	18,566,675	112,030
	Israel Discount Bank Ltd. Class A	20,067,645	61,700
	Elbit Systems Ltd.	417,674	59,024
	Mizrahi Tefahot Bank Ltd.	2,253,405	47,231
*	Tower Semiconductor Ltd.	1,819,413	40,414
	ICL Group Ltd.	11,832,734	36,935
*	Bezeq The Israeli Telecommunication Corp. Ltd.	35,171,217	35,094
	Azrieli Group Ltd.	639,338	31,096
*	Mivne Real Estate KD Ltd.	12,063,839	23,606
	First International Bank Of Israel Ltd.	959,793	22,086
*	Nova Measuring Instruments Ltd.	430,493	22,038
	Strauss Group Ltd.	732,583	20,913
	Alony Hetz Properties & Investments Ltd.	1,871,549	20,414
*	Airport City Ltd.	1,388,362	16,045
*	Shikun & Binui Ltd.	3,482,786	15,878
	Matrix IT Ltd.	586,364	15,312
*	Shapir Engineering and Industry Ltd.	2,016,840	14,912
	Shufersal Ltd.	2,066,963	14,556
	Paz Oil Co. Ltd.	180,018	14,305
*	Harel Insurance Investments & Financial Services Ltd.	2,090,707	13,864

*	Enlight Renewable Energy Ltd.	7,816,391	13,750
	Amot Investments Ltd.	2,791,390	13,595
	Electra Ltd.	29,250	13,534
	Melisron Ltd.	311,671	11,901
	AudioCodes Ltd.	319,501	11,693
	Reit 1 Ltd.	2,935,074	11,632
	Sapiens International Corp. NV	381,731	11,524
*	Energix-Renewable Energies Ltd.	2,426,749	10,914
	Formula Systems 1985 Ltd.	115,733	10,245
*	Hilan Ltd.	210,225	9,458
*	Phoenix Holdings Ltd.	1,924,289	8,742
	Isracard Ltd.	3,487,312	8,071
	Bayside Land Corp.	11,605	7,134
	Gazit-Globe Ltd.	1,582,731	6,586
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	105,243	6,380
	FIBI Holdings Ltd.	242,820	6,079
*	Clal Insurance Enterprises Holdings Ltd.	664,696	5,789
*	Partner Communications Co. Ltd.	1,370,536	5,634
*	Israel Corp. Ltd.	60,825	5,188
*	Allot Ltd.	423,413	5,046
	Kenon Holdings Ltd./Singapore	229,100	4,719
	Oil Refineries Ltd.	25,230,761	4,706
	Sella Capital Real Estate Ltd.	2,835,895	4,630
	Mega Or Holdings Ltd.	200,153	4,602
	Big Shopping Centers Ltd.	59,338	4,253
*	AFI Properties Ltd.	188,594	4,252
	Menora Mivtachim Holdings Ltd.	330,484	3,915
*	Kamada Ltd.	434,772	3,601
*	Cellcom Israel Ltd. (Registered)	814,595	3,194
	Fattal Holdings 1998 Ltd.	77,986	3,113
	Migdal Insurance & Financial Holdings Ltd.	4,958,055	3,050
*	Brack Capital Properties NV	42,964	3,044
	IDI Insurance Co. Ltd.	118,520	2,704
*	Gilat Satellite Networks Ltd.	453,218	2,514
*	Delek Automotive Systems Ltd.	500,148	2,371
*	Delek Group Ltd.	86,946	1,922
*	Naphtha Israel Petroleum Corp. Ltd.	468,608	1,737
	Delta Galil Industries Ltd.	126,104	1,309
	Property & Building Corp. Ltd.	13,341	1,027
	Norstar Holdings Inc.	154,707	525
*	Cellcom Israel Ltd.	96,578	375
			1,417,293
Italy (1.5%)
	Enel SPA	131,284,385	1,202,637
*	Intesa Sanpaolo SPA (Registered)	234,484,903	477,962
	Ferrari NV	2,051,019	366,753
	Eni SPA	41,058,444	365,742
*	UniCredit SPA	36,098,664	331,312
	Assicurazioni Generali SPA	21,249,170	319,072
	Snam SPA	36,762,170	195,702
*	Fiat Chrysler Automobiles NV	18,579,346	188,885
	Terna Rete Elettrica Nazionale SPA	23,457,426	175,058
*	FinecoBank Banca Fineco SPA	10,323,220	150,490
*	Atlantia SPA	8,310,320	133,141
*	Moncler SPA	3,236,978	125,148
*	CNH Industrial NV	16,637,253	113,049
*,1	Nexi SPA	5,990,892	107,626

	Mediobanca Banca di Credito Finanziario SPA	13,075,007	105,595
	Prysmian SPA	4,052,013	103,617
	Exor NV	1,756,603	98,647
*	Davide Campari-Milano NV	9,408,047	94,978
	Recordati SPA	1,637,533	87,953
	DiaSorin SPA	380,775	75,108
	Telecom Italia SPA (Registered)	180,404,693	73,164
1	Poste Italiane SPA	7,694,763	70,704
*	Amplifon SPA	2,060,664	70,545
*	Unione di Banche Italiane SPA	16,068,249	68,396
	Italgas SPA	8,332,558	53,509
	Hera SPA	13,081,493	50,287
1	Infrastrutture Wireless Italiane SPA	4,732,078	47,750
	Tenaris SA	7,430,627	43,793
	Interpump Group SPA	1,325,546	43,588
	Leonardo SPA	6,657,175	42,748
	Telecom Italia SPA (Bearer)	101,856,123	40,944
	Azimut Holding SPA	2,069,035	39,418
	A2A SPA	26,297,089	37,785
*	Banco BPM SPA	24,620,038	37,206
*	De' Longhi SPA	1,094,326	34,256
*	Unipol Gruppo SPA	7,975,605	33,508
	Reply SPA	356,030	32,759
	Banca Mediolanum SPA	4,396,280	32,756
*	Banca Generali SPA	985,457	29,481
	Buzzi Unicem SPA	1,270,374	28,903
*,^	IMA Industria Macchine Automatiche SPA	349,795	27,862
	Iren SPA	11,009,519	27,811
*	Cerved Group SPA	3,193,928	26,482
*,1	Pirelli & C SPA	6,598,981	26,134
	Erg SPA	947,075	23,092
*	Freni Brembo SPA	2,500,799	22,651
*	Astm SPA	1,054,049	22,407
1	Anima Holding SPA	4,609,540	20,797
	UnipolSai Assicurazioni SPA	8,091,455	20,781
	Saipem SPA	8,955,108	19,178
1	Enav SPA	4,378,639	17,907
*,1	Technogym SPA	2,072,975	17,647
*	Banca Popolare di Sondrio SCPA	7,844,397	17,520
*	Brunello Cucinelli SPA	558,325	16,263
*,^	BPER Banca	6,381,298	16,199
*	Salvatore Ferragamo SPA	1,124,116	15,135
*	Societa Cattolica di Assicurazioni SC	2,479,282	15,015
	Acea SPA	706,913	14,468
	Falck Renewables SPA	2,061,836	13,487
*,1	Banca Farmafactoring SPA	2,365,422	13,429
1	Carel Industries SPA	645,329	12,188
	Tamburi Investment Partners SPA	1,672,073	11,025
*	Autogrill SPA	2,110,925	10,096
*,^	Mediaset SPA	5,574,754	9,930
1	RAI Way SPA	1,452,555	9,565
*,^	Juventus Football Club SPA	8,464,315	8,971
*	Marr SPA	594,247	8,826
*,^	Banca Monte dei Paschi di Siena SPA	4,673,295	8,540
*,1	doValue SPA	724,870	7,984
	Italmobiliare SPA	229,668	7,979
	Piaggio & C SPA	2,764,231	7,752

	Zignago Vetro SPA	457,570	7,175
*	Saras SPA	9,557,651	7,088
	Buzzi Unicem SPA Saving Shares	518,377	6,674
*	CIR SpA-Compagnie Industriali	14,002,889	6,356
*	Banca IFIS SPA	570,115	5,876
*	Credito Emiliano SPA	1,140,895	5,838
*,^	Fincantieri SPA	8,157,752	5,574
^	Webuild SPA	3,952,482	5,103
*,^	Tod's SPA	176,249	5,102
	Danieli & C Officine Meccaniche SPA	384,567	5,025
	Cementir Holding NV	707,173	4,913
^	Datalogic SPA	322,342	4,537
*,^	Maire Tecnimont SPA	2,475,296	4,439
*,^,1 Ovs SPA		3,002,066	3,279
*	Biesse SPA	221,028	3,173
	Danieli & C Officine Meccaniche SPA Saving Shares	387,431	3,121
^	Immobiliare Grande Distribuzione SIIQ SPA	644,947	2,419
*	Arnoldo Mondadori Editore SPA	1,771,526	2,225
	DeA Capital SPA	1,211,993	1,632
*	Cairo Communication SPA	959,477	1,542
*	Rizzoli Corriere Della Sera Mediagroup SPA	1,704,117	1,177
*,^	Geox SPA	979,539	753
	STMicroelectronics NV (MTAA)	15,281	432
*,§	Gemina SPA CVR Exp. 12/31/2049	315,232	—
			6,320,549
Japan (16.0%)
	Toyota Motor Corp.	41,536,407	2,465,765
	SoftBank Group Corp.	27,314,743	1,722,825
	Sony Corp.	20,603,298	1,600,774
	Keyence Corp.	3,041,366	1,282,505
	Daiichi Sankyo Co. Ltd.	10,742,015	950,524
	KDDI Corp.	28,663,989	911,442
	Takeda Pharmaceutical Co. Ltd.	24,877,697	902,235
	Nintendo Co. Ltd.	1,799,055	791,243
	Mitsubishi UFJ Financial Group Inc.	210,412,572	788,483
	Daikin Industries Ltd.	4,475,663	787,477
	Shin-Etsu Chemical Co. Ltd.	6,708,384	785,141
	Honda Motor Co. Ltd.	28,874,447	703,955
	Tokyo Electron Ltd.	2,493,933	690,114
	Recruit Holdings Co. Ltd.	21,348,149	665,974
	Nidec Corp.	7,823,882	621,506
	Murata Manufacturing Co. Ltd.	9,606,891	617,057
	Hoya Corp.	6,123,848	603,931
	Sumitomo Mitsui Financial Group Inc.	21,868,981	582,731
	Kao Corp.	7,917,283	574,352
	FANUC Corp.	3,243,919	547,324
	NTT DOCOMO Inc.	19,077,177	525,216
	Mizuho Financial Group Inc.	427,760,306	521,460
	SMC Corp.	968,628	509,062
	ITOCHU Corp.	22,845,101	500,909
	Chugai Pharmaceutical Co. Ltd.	10,992,700	496,312
	Astellas Pharma Inc.	31,426,893	490,196
	Nippon Telegraph & Telephone Corp.	20,870,106	484,426
	Hitachi Ltd.	15,615,212	467,739
	Tokio Marine Holdings Inc.	10,970,530	463,230
	Fast Retailing Co. Ltd.	865,852	460,462
	Mitsubishi Electric Corp.	33,302,516	434,733

Fujitsu Ltd.	3,195,318	427,838
Terumo Corp.	11,070,539	418,810
Mitsui & Co. Ltd.	27,825,057	415,987
Softbank Corp.	30,766,337	411,844
Mitsubishi Corp.	19,984,823	402,690
Seven & i Holdings Co. Ltd.	13,004,885	393,002
^ Oriental Land Co. Ltd.	3,159,906	381,220
Central Japan Railway Co.	3,045,715	369,474
M3 Inc.	7,141,149	366,716
Shiseido Co. Ltd.	6,540,614	364,418
Eisai Co. Ltd.	4,462,889	360,184
East Japan Railway Co.	6,073,428	350,101
Japan Tobacco Inc.	19,979,194	341,494
Olympus Corp.	17,856,842	321,182
Panasonic Corp.	36,002,343	311,830
Komatsu Ltd.	15,436,084	303,271
Unicharm Corp.	6,565,509	296,977
Otsuka Holdings Co. Ltd.	7,084,124	293,804
Kyocera Corp.	5,167,469	287,778
Shimano Inc.	1,320,236	286,673
Bridgestone Corp.	9,687,418	285,348
Denso Corp.	7,674,517	283,900
Secom Co. Ltd.	3,268,362	282,645
Aeon Co. Ltd.	11,866,753	280,572
Mitsubishi Estate Co. Ltd.	19,252,034	276,561
Shionogi & Co. Ltd.	4,629,806	275,432
Nitori Holdings Co. Ltd.	1,255,666	274,911
Canon Inc.	16,763,357	269,765
FUJIFILM Holdings Corp.	5,954,819	266,315
Kubota Corp.	18,556,718	264,247
Suzuki Motor Corp.	7,651,816	251,082
Kirin Holdings Co. Ltd.	12,902,315	248,611
Sysmex Corp.	3,202,370	246,251
Mitsui Fudosan Co. Ltd.	15,643,224	244,566
Daiwa House Industry Co. Ltd.	10,982,783	242,360
Nomura Holdings Inc.	51,159,004	240,763
NEC Corp.	4,218,660	236,353
Z Holdings Corp.	44,081,508	234,414
Toshiba Corp.	7,464,927	228,286
ORIX Corp.	21,067,922	227,852
Omron Corp.	3,135,673	225,862
TDK Corp.	2,023,709	225,314
Dai-ichi Life Holdings Inc.	18,276,181	215,593
Japan Exchange Group Inc.	9,078,700	215,582
Sumitomo Corp.	18,829,744	209,193
Asahi Group Holdings Ltd.	6,413,077	209,040
Ono Pharmaceutical Co. Ltd.	7,262,706	204,136
MS&AD Insurance Group Holdings Inc.	8,078,500	202,997
Obic Co. Ltd.	1,129,545	202,561
Pan Pacific International Holdings Corp.	8,605,720	195,049
Subaru Corp.	10,325,232	195,017
Sompo Holdings Inc.	5,715,231	188,341
Advantest Corp.	3,347,642	182,778
Bandai Namco Holdings Inc.	3,288,332	181,589
Nippon Paint Holdings Co. Ltd.	2,613,281	178,699
MEIJI Holdings Co. Ltd.	2,260,516	177,506
Nexon Co. Ltd.	6,899,837	177,269

^ Sekisui House Ltd.	9,664,417	176,509
ENEOS Holdings Inc.	50,260,241	176,243
Sumitomo Realty & Development Co. Ltd.	6,690,960	170,633
Sumitomo Mitsui Trust Holdings Inc.	6,179,803	158,661
Makita Corp.	4,111,042	157,981
Tokyo Gas Co. Ltd.	7,151,817	151,848
Yamato Holdings Co. Ltd.	5,877,175	151,547
Japan Post Holdings Co. Ltd.	22,147,948	151,266
Asahi Kasei Corp.	20,965,570	150,808
Daifuku Co. Ltd.	1,633,096	148,818
Ajinomoto Co. Inc.	8,222,096	148,488
Nitto Denko Corp.	2,574,541	145,926
Kikkoman Corp.	3,099,328	145,458
Yaskawa Electric Corp.	4,340,167	144,299
Sumitomo Electric Industries Ltd.	12,814,795	143,175
Chubu Electric Power Co . Inc.	11,742,928	139,636
Toyota Industries Corp.	2,699,696	137,153
West Japan Railway Co.	3,051,524	131,780
SG Holdings Co. Ltd.	3,582,067	131,457
Osaka Gas Co. Ltd.	6,667,359	123,624
Rakuten Inc.	13,393,825	123,080
Yamaha Corp.	2,645,654	121,982
Marubeni Corp.	26,465,764	121,846
Nissan Chemical Corp.	2,286,066	121,073
NTT Data Corp.	10,618,638	120,726
Sumitomo Metal Mining Co. Ltd.	4,002,881	120,325
Resona Holdings Inc.	36,694,090	120,293
Yakult Honsha Co. Ltd.	2,071,489	118,396
Kintetsu Group Holdings Co. Ltd.	3,030,992	118,094
Kansai Electric Power Co. Inc.	12,224,034	116,278
Mitsubishi Chemical Holdings Corp.	21,638,010	116,257
Taisei Corp.	3,377,612	116,021
Nomura Research Institute Ltd.	4,394,837	115,995
Shimadzu Corp.	4,534,405	115,715
Trend Micro Inc.	1,957,817	114,824
MINEBEA MITSUMI Inc.	6,947,812	113,940
Disco Corp.	467,591	113,314
Daiwa Securities Group Inc.	25,509,590	113,269
Lasertec Corp.	1,282,209	113,212
Nippon Steel Corp.	13,789,701	113,067
Nissan Motor Co. Ltd.	32,686,714	111,807
MISUMI Group Inc.	4,707,218	111,378
Toray Industries Inc.	25,725,266	111,353
Lion Corp.	4,275,433	111,129
Mitsubishi Heavy Industries Ltd.	4,733,479	110,118
Odakyu Electric Railway Co. Ltd.	5,171,964	108,233
Nihon M&A Center Inc.	2,192,451	106,757
Nissin Foods Holdings Co. Ltd.	1,165,193	105,253
Hankyu Hanshin Holdings Inc.	3,661,137	104,855
Kyowa Kirin Co. Ltd.	4,206,719	103,894
Dai Nippon Printing Co. Ltd.	4,712,689	102,387
Santen Pharmaceutical Co. Ltd.	6,038,638	101,887
Obayashi Corp.	11,363,113	101,454
Keio Corp.	1,938,165	96,780
Tobu Railway Co. Ltd.	3,417,485	95,703
Toyota Tsusho Corp.	3,762,999	95,442
Hamamatsu Photonics KK	2,156,750	93,739

Toyo Suisan Kaisha Ltd.	1,527,884	92,888
TOTO Ltd.	2,442,304	92,128
CyberAgent Inc.	1,621,946	91,747
Tokyu Corp.	8,230,354	91,595
Kobayashi Pharmaceutical Co. Ltd.	1,029,167	91,469
Otsuka Corp.	1,741,455	90,798
Asahi Intecc Co. Ltd.	3,173,547	88,546
AGC Inc.	3,148,299	88,502
Rohm Co. Ltd.	1,371,089	88,043
FamilyMart Co. Ltd.	3,910,770	87,788
Inpex Corp.	15,362,092	87,687
TIS Inc.	4,014,667	85,976
Tsuruha Holdings Inc.	619,360	85,884
Daito Trust Construction Co. Ltd.	1,092,879	85,706
Aisin Seiki Co. Ltd.	2,941,651	84,959
MonotaRO Co. Ltd.	1,990,804	84,667
Kajima Corp.	7,635,424	83,875
Nagoya Railroad Co. Ltd.	3,243,949	82,092
Idemitsu Kosan Co. Ltd.	3,923,530	81,730
Hikari Tsushin Inc.	376,608	81,649
Dentsu Group Inc.	3,654,168	81,525
SBI Holdings Inc.	3,867,640	81,441
Sekisui Chemical Co. Ltd.	5,946,576	80,946
Suntory Beverage & Food Ltd.	2,102,220	79,351
Welcia Holdings Co. Ltd.	852,713	78,065
T&D Holdings Inc.	9,336,399	76,852
Koito Manufacturing Co. Ltd.	1,954,851	76,545
Tohoku Electric Power Co. Inc.	7,944,578	75,078
Azbil Corp.	2,236,468	74,554
Ricoh Co. Ltd.	11,515,410	74,156
NH Foods Ltd.	1,684,562	74,040
Sumitomo Chemical Co. Ltd.	25,625,720	73,946
Toppan Printing Co. Ltd.	4,841,148	72,576
Pigeon Corp.	1,838,433	71,475
Isuzu Motors Ltd.	8,719,668	71,122
GMO Payment Gateway Inc.	673,706	70,628
Square Enix Holdings Co. Ltd.	1,300,526	69,877
* Tokyo Electric Power Co. Holdings Inc.	26,169,200	69,799
Yamaha Motor Co. Ltd.	4,784,171	69,763
Hoshizaki Corp.	889,914	67,839
Nippon Shinyaku Co. Ltd.	873,028	67,541
Keihan Holdings Co. Ltd.	1,656,711	67,537
Shimizu Corp.	9,345,082	66,991
JSR Corp.	3,064,878	66,831
Nisshin Seifun Group Inc.	4,360,537	66,794
Itochu Techno -Solutions Corp.	1,637,419	66,504
* Renesas Electronics Corp.	12,073,245	66,408
Oracle Corp. Japan	549,913	66,244
Taiyo Yuden Co. Ltd.	2,082,981	66,029
Toho Gas Co. Ltd.	1,508,131	65,814
Kyushu Electric Power Co. Inc.	7,826,049	65,726
Tosoh Corp.	4,833,945	64,882
Miura Co. Ltd.	1,670,522	63,519
Kansai Paint Co. Ltd.	3,294,439	63,138
Yokogawa Electric Corp.	4,104,261	63,042
Oji Holdings Corp.	14,978,699	62,860
Brother Industries Ltd.	4,012,422	62,450

Nabtesco Corp.	1,988,991	60,513
Chugoku Electric Power Co. Inc.	4,953,398	60,446
Capcom Co. Ltd.	1,536,831	60,399
Alfresa Holdings Corp.	2,936,299	60,128
LIXIL Group Corp.	4,485,284	59,869
SUMCO Corp.	3,848,208	59,705
Hirose Electric Co. Ltd.	568,354	59,611
Stanley Electric Co. Ltd.	2,481,174	59,436
* PeptiDream Inc.	1,474,759	59,413
Casio Computer Co. Ltd.	3,653,549	58,393
Fuji Electric Co. Ltd.	2,141,392	58,372
Keisei Electric Railway Co. Ltd.	2,349,661	57,450
Kuraray Co. Ltd.	5,867,160	57,449
Nippon Express Co. Ltd.	1,203,727	57,224
JFE Holdings Inc.	8,689,774	57,039
Toho Co. Ltd.	1,913,614	56,883
Ito En Ltd.	954,520	56,501
Mazda Motor Corp.	9,787,020	56,459
Yamada Denki Co. Ltd.	12,997,235	56,390
Concordia Financial Group Ltd.	19,009,917	56,367
Shizuoka Bank Ltd.	8,624,796	56,012
COMSYS Holdings Corp.	1,898,312	55,852
^ Anritsu Corp.	2,310,351	55,709
Mitsui Chemicals Inc.	2,919,285	55,558
Haseko Corp.	4,670,497	55,182
Keikyu Corp.	4,211,762	54,991
NET One Systems Co. Ltd.	1,408,459	54,872
NGK Insulators Ltd.	4,401,130	54,697
Cosmos Pharmaceutical Corp.	297,452	54,660
Sohgo Security Services Co. Ltd.	1,144,196	53,978
USS Co. Ltd.	3,618,519	53,648
Kakaku.com Inc.	2,217,116	53,530
Hulic Co. Ltd.	6,220,203	53,467
Hisamitsu Pharmaceutical Co. Inc.	1,206,713	53,030
Kyushu Railway Co.	2,654,988	52,449
Hitachi Construction Machinery Co. Ltd.	1,804,796	52,299
Nichirei Corp.	1,815,998	51,854
Rinnai Corp.	625,684	51,283
Rohto Pharmaceutical Co. Ltd.	1,653,740	51,045
Marui Group Co. Ltd.	3,498,884	50,876
NSK Ltd.	7,500,830	50,493
Showa Denko KK	2,418,154	50,134
Kurita Water Industries Ltd.	1,857,905	49,970
Ibiden Co. Ltd.	1,832,130	49,627
Kose Corp.	488,458	49,474
^ Japan Post Bank Co. Ltd.	6,598,531	49,227
Seiko Epson Corp.	4,635,444	49,178
Mitsubishi Gas Chemical Co. Inc.	3,073,787	48,822
Chiba Bank Ltd.	10,596,214	48,550
Konami Holdings Corp.	1,574,794	48,124
Ryohin Keikaku Co. Ltd.	3,985,953	48,044
Tokyo Century Corp.	837,356	47,097
ZOZO Inc.	1,694,468	45,836
* LINE Corp.	865,546	45,801
Bank of Kyoto Ltd.	1,238,653	45,444
THK Co. Ltd.	1,928,610	45,439
Teijin Ltd.	3,142,883	45,389

MediPal Holdings Corp.	2,456,740	44,992
Justsystems Corp.	576,839	44,776
NGK Spark Plug Co. Ltd.	3,322,087	44,677
^ Skylark Holdings Co. Ltd.	3,218,213	44,629
Suzuken Co. Ltd.	1,252,762	44,563
Hakuhodo DY Holdings Inc.	4,054,587	44,510
Taiheiyo Cement Corp.	2,043,202	44,343
Sugi Holdings Co. Ltd.	611,961	44,218
Hitachi Metals Ltd.	3,351,197	43,744
Nihon Kohden Corp.	1,271,187	43,607
Matsumotokiyoshi Holdings Co. Ltd.	1,301,294	43,471
NOF Corp.	1,155,356	43,260
Mitsubishi Materials Corp.	2,103,674	43,008
Alps Alpine Co. Ltd.	3,346,822	42,190
Sojitz Corp.	20,070,893	42,102
Taisho Pharmaceutical Holdings Co. Ltd.	729,005	41,421
Japan Post Insurance Co. Ltd.	3,102,434	41,245
Lawson Inc.	826,380	41,151
Kagome Co. Ltd.	1,336,672	40,784
Kyowa Exeo Corp.	1,724,922	40,760
Fukuoka Financial Group Inc.	2,800,394	40,728
Ezaki Glico Co. Ltd.	874,631	40,523
Calbee Inc.	1,272,710	40,443
Air Water Inc.	3,041,347	39,433
Tokyu Fudosan Holdings Corp.	10,307,097	39,389
* ANA Holdings Inc.	1,887,080	39,071
Nikon Corp.	5,539,332	38,728
Sundrug Co. Ltd.	1,131,865	38,518
Ebara Corp.	1,615,918	38,386
Taiyo Nippon Sanso Corp.	2,433,545	38,386
Koei Tecmo Holdings Co. Ltd.	993,147	38,235
Mebuki Financial Group Inc.	17,141,292	38,132
Electric Power Development Co. Ltd.	2,771,206	37,804
House Foods Group Inc.	1,235,256	37,751
Sega Sammy Holdings Inc.	3,348,611	37,751
Iida Group Holdings Co. Ltd.	2,423,259	37,507
JGC Holdings Corp.	3,698,971	37,426
K's Holdings Corp.	2,904,127	37,283
Nankai Electric Railway Co. Ltd.	1,894,409	37,278
Sumitomo Heavy Industries Ltd.	1,907,681	37,171
Sushiro Global Holdings Ltd.	1,737,312	36,846
Tokyo Tatemono Co. Ltd.	3,427,562	36,634
Persol Holdings Co. Ltd.	2,876,305	36,363
SCSK Corp.	714,056	36,343
^ Goldwin Inc.	605,717	36,215
Shinsei Bank Ltd.	3,201,594	36,169
Yamazaki Baking Co. Ltd.	2,139,397	35,900
Sumitomo Dainippon Pharma Co. Ltd.	2,854,324	35,648
Nippon Yusen KK	2,733,804	35,572
Denka Co. Ltd.	1,473,806	35,443
Coca-Cola Bottlers Japan Holdings Inc.	2,372,819	35,401
Amada Co. Ltd.	5,220,783	35,086
SHO-BOND Holdings Co. Ltd.	807,697	34,835
Horiba Ltd.	670,531	34,580
DIC Corp.	1,409,555	33,935
Tokyo Ohka Kogyo Co. Ltd.	641,398	33,930
Fancl Corp.	1,174,679	33,887

Kawasaki Heavy Industries Ltd.	2,473,271	33,727
Nihon Unisys Ltd.	1,103,170	33,383
SCREEN Holdings Co. Ltd.	659,566	33,151
Kinden Corp.	2,135,562	33,104
^ Nishi-Nippon Railroad Co. Ltd.	1,316,348	33,042
Nifco Inc.	1,455,114	32,694
Asics Corp.	2,915,006	32,521
Benesse Holdings Inc.	1,240,140	32,343
Kewpie Corp.	1,814,399	32,296
Sotetsu Holdings Inc.	1,352,461	32,256
Morinaga Milk Industry Co. Ltd.	690,931	32,252
Nomura Real Estate Holdings Inc.	1,950,501	32,247
Aozora Bank Ltd.	1,997,567	31,955
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,505,370	31,859
FP Corp.	393,510	31,848
Sawai Pharmaceutical Co. Ltd.	668,009	31,734
Takeda Pharmaceutical Co. Ltd. ADR	1,729,879	31,484
Seino Holdings Co. Ltd.	2,554,959	31,446
TechnoPro Holdings Inc.	612,377	31,292
Relo Group Inc.	1,797,974	31,249
Kamigumi Co. Ltd.	1,707,899	31,170
Ain Holdings Inc.	487,416	31,018
Mitsui OSK Lines Ltd.	1,882,717	30,987
Mitsubishi Logistics Corp.	1,141,316	30,825
Daicel Corp.	4,603,232	30,784
Zenkoku Hosho Co. Ltd.	870,708	30,432
GMO internet Inc.	1,049,989	30,418
Japan Airlines Co. Ltd.	1,876,637	30,378
Seibu Holdings Inc.	3,379,186	30,201
Yaoko Co. Ltd.	377,376	29,990
Zensho Holdings Co. Ltd.	1,655,632	29,972
Nippon Gas Co. Ltd.	632,714	29,700
Ube Industries Ltd.	1,808,068	29,530
Hachijuni Bank Ltd.	7,933,974	29,475
Sanwa Holdings Corp.	3,433,335	29,424
Sankyu Inc.	852,864	29,406
PALTAC Corp.	537,870	29,134
Tokai Carbon Co. Ltd.	3,323,551	28,997
Aica Kogyo Co. Ltd.	892,450	28,669
Ship Healthcare Holdings Inc.	664,538	28,610
Open House Co. Ltd.	1,005,276	28,373
Nippon Kayaku Co. Ltd.	2,870,446	28,158
Tsumura & Co.	1,126,933	28,083
Toyo Seikan Group Holdings Ltd.	2,547,724	27,906
Tokuyama Corp.	1,187,456	27,812
Iyo Bank Ltd.	4,691,154	27,754
Seven Bank Ltd.	11,249,806	27,596
Nippon Shokubai Co. Ltd.	554,180	27,546
BayCurrent Consulting Inc.	227,007	27,497
Japan Airport Terminal Co. Ltd.	794,102	27,265
Rengo Co. Ltd.	3,603,443	27,105
Isetan Mitsukoshi Holdings Ltd.	5,904,325	26,942
Mani Inc.	1,043,458	26,648
IHI Corp.	2,134,337	26,606
Hino Motors Ltd.	4,613,651	26,604
^ Kyushu Financial Group Inc.	6,481,630	26,490
Mabuchi Motor Co. Ltd.	881,088	26,448

Sharp Corp.	2,677,168	26,423
Toda Corp.	4,115,279	26,398
Sumitomo Rubber Industries Ltd.	3,163,604	26,319
Kaken Pharmaceutical Co. Ltd.	578,730	26,301
Shimamura Co. Ltd.	377,910	26,279
Penta-Ocean Construction Co. Ltd.	4,986,630	26,212
Sumitomo Forestry Co. Ltd.	2,339,230	26,154
JTEKT Corp.	3,919,057	26,082
Izumi Co. Ltd.	676,048	26,065
Takara Holdings Inc.	2,998,613	25,844
Bic Camera Inc.	2,551,182	25,707
Kusuri no Aoki Holdings Co. Ltd.	274,163	25,520
Toyoda Gosei Co. Ltd.	1,300,978	25,510
Chugoku Bank Ltd.	2,928,011	25,219
Furukawa Electric Co. Ltd.	1,048,314	25,083
Park24 Co. Ltd.	1,879,067	25,035
Maruichi Steel Tube Ltd.	1,054,307	24,966
Credit Saison Co. Ltd.	2,658,961	24,895
NEC Networks & System Integration Corp.	1,170,192	24,859
Yamaguchi Financial Group Inc.	4,177,792	24,669
Fuji Corp.	1,395,917	24,660
Zeon Corp.	2,553,870	24,559
Morinaga & Co. Ltd.	677,364	24,557
Aeon Mall Co. Ltd.	2,052,820	24,455
J Front Retailing Co. Ltd.	4,166,279	24,093
^ Hiroshima Bank Ltd.	5,235,275	24,061
Ulvac Inc.	808,003	23,970
JCR Pharmaceuticals Co. Ltd.	243,458	23,946
ABC-Mart Inc.	453,083	23,871
Iwatani Corp.	674,467	23,821
TS Tech Co. Ltd.	938,060	23,794
Kaneka Corp.	1,003,611	23,716
Fujitsu General Ltd.	960,382	23,537
Nippo Corp.	880,043	23,340
GLP J-Reit	13,976	23,311
Yokohama Rubber Co. Ltd.	1,811,054	23,165
Acom Co. Ltd.	6,550,927	23,141
As One Corp.	216,712	23,115
Toyo Tire Corp.	1,736,296	23,102
Inaba Denki Sangyo Co. Ltd.	1,003,720	22,965
Dowa Holdings Co. Ltd.	780,183	22,896
Kobe Bussan Co. Ltd.	368,054	22,843
Gunma Bank Ltd.	7,244,891	22,834
Benefit One Inc.	1,034,948	22,699
Nitto Boseki Co. Ltd.	482,814	22,571
Asahi Holdings Inc.	646,856	22,537
Daiwabo Holdings Co. Ltd.	307,487	22,353
Amano Corp.	1,173,428	22,248
Nippon Electric Glass Co. Ltd.	1,355,621	22,173
Ushio Inc.	1,882,442	22,136
Lintec Corp.	946,633	22,087
Fujitec Co. Ltd.	1,281,968	21,969
Infomart Corp.	3,527,192	21,903
ADEKA Corp.	1,645,162	21,851
Nipro Corp.	2,035,145	21,791
Nichias Corp.	998,884	21,602
SMS Co. Ltd.	868,286	21,545

NSD Co. Ltd.	1,184,162	21,534
NOK Corp.	1,972,615	21,488
Toyobo Co. Ltd.	1,540,890	21,412
Mitsubishi Motors Corp.	10,796,256	21,274
Hitachi Transport System Ltd.	721,409	21,242
Meitec Corp.	454,526	21,155
Fuji Oil Holdings Inc.	788,988	21,130
Takara Bio Inc.	788,612	21,057
Tokyo Seimitsu Co. Ltd.	656,352	20,975
Menicon Co. Ltd.	431,065	20,973
GS Yuasa Corp.	1,347,204	20,949
Nippon Paper Industries Co. Ltd.	1,662,375	20,935
Sumitomo Osaka Cement Co. Ltd.	621,544	20,908
Nagase & Co. Ltd.	1,796,789	20,712
Pola Orbis Holdings Inc.	1,234,354	20,523
Mirait Holdings Corp.	1,458,182	20,089
Glory Ltd.	920,907	20,074
Mitsui Mining & Smelting Co. Ltd.	944,413	20,057
Konica Minolta Inc.	7,509,723	19,892
H.U. Group Holdings Inc.	882,959	19,869
Jafco Co. Ltd.	561,938	19,855
OKUMA Corp.	510,875	19,736
DCM Holdings Co. Ltd.	1,569,039	19,708
Toagosei Co. Ltd.	2,062,818	19,667
Hokuriku Electric Power Co.	3,065,898	19,624
Shochiku Co. Ltd.	173,840	19,614
Katitas Co. Ltd.	851,732	19,485
Ariake Japan Co. Ltd.	312,492	19,418
Kyudenko Corp.	685,092	19,418
Sapporo Holdings Ltd.	1,125,516	19,382
Nippon Suisan Kaisha Ltd.	4,619,803	19,382
^ Yoshinoya Holdings Co. Ltd.	1,108,522	18,970
Daiichikosho Co. Ltd.	702,586	18,934
Digital Garage Inc.	565,205	18,918
Shikoku Electric Power Co. Inc.	2,810,784	18,913
Shimachu Co. Ltd.	691,928	18,829
Japan Elevator Service Holdings Co. Ltd.	564,322	18,743
CKD Corp.	966,120	18,642
Duskin Co. Ltd.	747,767	18,607
OSG Corp.	1,360,131	18,533
Sankyo Co. Ltd.	739,695	18,504
Elecom Co. Ltd.	369,350	18,439
Hokuhoku Financial Group Inc.	2,190,727	18,430
Jeol Ltd.	656,613	18,369
Fukuyama Transporting Co. Ltd.	528,147	18,324
Fuyo General Lease Co. Ltd.	322,670	18,265
DeNA Co. Ltd.	1,611,693	18,181
cocokara fine Inc.	334,015	18,177
Hazama Ando Corp.	3,394,309	18,146
DMG Mori Co. Ltd.	1,684,189	18,087
Nishimatsu Construction Co. Ltd.	973,934	18,083
Takuma Co. Ltd.	1,307,472	18,078
TOKAI Holdings Corp.	1,921,929	17,923
Kohnan Shoji Co. Ltd.	476,462	17,780
Shiga Bank Ltd.	813,562	17,767
Hitachi Capital Corp.	737,127	17,732
Systena Corp.	1,180,496	17,714

JINS Holdings Inc.	260,843	17,706
Nippon Light Metal Holdings Co. Ltd.	10,571,702	17,419
Trusco Nakayama Corp.	730,990	17,219
^ Daido Steel Co. Ltd.	609,253	17,185
IR Japan Holdings Ltd.	154,504	17,064
Cosmo Energy Holdings Co. Ltd.	1,173,109	16,997
Keihin Corp.	705,990	16,894
Shinko Electric Industries Co. Ltd.	1,120,785	16,875
Showa Corp.	797,607	16,857
Internet Initiative Japan Inc.	473,527	16,810
Kenedix Inc.	3,695,796	16,809
Toei Co. Ltd.	126,426	16,803
^ Daio Paper Corp.	1,233,191	16,747
Tadano Ltd.	2,077,224	16,652
Nishi-Nippon Financial Holdings Inc.	2,656,775	16,588
Toshiba TEC Corp.	428,548	16,475
Kanematsu Corp.	1,507,911	16,427
Megmilk Snow Brand Co. Ltd.	721,416	16,347
Pilot Corp.	585,680	16,275
Kumagai Gumi Co. Ltd.	708,056	16,231
NHK Spring Co. Ltd.	2,852,938	16,055
Takasago Thermal Engineering Co. Ltd.	1,205,639	16,015
77 Bank Ltd.	1,190,990	16,013
Sakata Seed Corp.	522,868	16,003
Toho Holdings Co. Ltd.	932,875	15,975
Mochida Pharmaceutical Co. Ltd.	431,706	15,957
Takashimaya Co. Ltd.	2,396,285	15,949
* Kobe Steel Ltd.	4,914,672	15,926
Nikkon Holdings Co. Ltd.	870,111	15,857
Kandenko Co. Ltd.	2,018,450	15,821
Maeda Corp.	2,312,679	15,792
Matsui Securities Co. Ltd.	1,920,443	15,722
Fuji Soft Inc.	347,777	15,690
Japan Steel Works Ltd.	1,099,211	15,668
Wacoal Holdings Corp.	927,646	15,667
Heiwa Real Estate Co. Ltd.	639,004	15,597
OBIC Business Consultants Co. Ltd.	263,408	15,501
Komeri Co. Ltd.	491,530	15,471
^ Kumiai Chemical Industry Co. Ltd.	1,595,088	15,459
Arcs Co. Ltd.	662,711	15,376
Kokuyo Co. Ltd.	1,456,888	15,337
Canon Marketing Japan Inc.	810,164	15,285
Sanrio Co. Ltd.	1,046,236	15,250
Nihon Parkerizing Co. Ltd.	1,567,499	15,212
Japan Lifeline Co. Ltd.	1,220,272	15,126
Milbon Co. Ltd.	329,654	15,042
EDION Corp.	1,557,926	15,011
Heiwa Corp.	892,057	14,946
AEON Financial Service Co. Ltd.	1,974,884	14,912
Nisshinbo Holdings Inc.	2,491,064	14,900
Japan Material Co. Ltd.	978,303	14,894
Earth Corp.	216,129	14,843
Mizuho Leasing Co. Ltd.	669,360	14,816
Create SD Holdings Co. Ltd.	404,884	14,535
NS Solutions Corp.	544,579	14,341
Kiyo Bank Ltd.	1,019,343	14,339
DTS Corp.	748,945	14,332

	Senko Group Holdings Co. Ltd.	1,915,800	14,325
	Okumura Corp.	602,998	14,300
	Paramount Bed Holdings Co. Ltd.	335,056	14,284
	Valor Holdings Co. Ltd.	655,840	14,240
	Kadokawa Corp.	695,806	14,238
	Kureha Corp.	344,209	14,200
	Joyful Honda Co. Ltd.	970,028	14,007
	Autobacs Seven Co. Ltd.	1,197,515	13,953
	Sumitomo Bakelite Co. Ltd.	569,608	13,821
	Daiseki Co. Ltd.	641,698	13,814
	Life Corp.	292,914	13,632
	Oki Electric Industry Co. Ltd.	1,532,232	13,599
	San-A Co. Ltd.	360,598	13,598
	Resorttrust Inc.	1,208,100	13,494
	Digital Arts Inc.	161,575	13,396
	Ichibanya Co. Ltd.	302,815	13,356
*,^	Kawasaki Kisen Kaisha Ltd.	1,456,539	13,306
	Toyota Boshoku Corp.	1,125,260	13,164
	Fuji Seal International Inc.	737,813	13,111
	Nojima Corp.	522,464	13,099
	Prima Meat Packers Ltd.	490,187	13,096
	Taiyo Holdings Co. Ltd.	277,093	13,091
	Maruha Nichiro Corp.	679,391	13,056
	Tsubakimoto Chain Co.	554,913	13,024
	Awa Bank Ltd.	607,171	13,007
	Itoham Yonekyu Holdings Inc.	2,154,288	12,998
	en-japan Inc.	538,867	12,976
	Nippon Flour Mills Co. Ltd.	818,607	12,903
	NTN Corp.	7,359,664	12,868
	Sangetsu Corp.	940,357	12,862
	Anicom Holdings Inc.	322,966	12,824
	Yamato Kogyo Co. Ltd.	626,646	12,784
	Nissin Kogyo Co. Ltd.	617,675	12,772
	Maruwa Co. Ltd.	147,795	12,740
	Taikisha Ltd.	451,670	12,695
	Hokkaido Electric Power Co. Inc.	3,278,357	12,668
	Daishi Hokuetsu Financial Group Inc.	687,250	12,637
	Ogaki Kyoritsu Bank Ltd.	641,200	12,593
	Cybozu Inc.	422,722	12,528
	Wacom Co. Ltd.	2,301,856	12,499
	Fujikura Ltd.	4,601,749	12,466
	Citizen Watch Co. Ltd.	4,572,863	12,464
	Kanamoto Co. Ltd.	613,166	12,391
	TKC Corp.	221,163	12,173
	KH Neochem Co. Ltd.	665,265	12,166
	Hanwa Co. Ltd.	682,685	12,131
	Heiwado Co. Ltd.	643,683	12,126
	Hogy Medical Co. Ltd.	400,939	12,084
	Tomy Co. Ltd.	1,607,008	12,057
	Nisshin Oillio Group Ltd.	396,954	12,029
	Showa Sangyo Co. Ltd.	370,136	11,982
	Central Glass Co. Ltd.	660,695	11,953
	Nippon Soda Co. Ltd.	460,898	11,837
	San-In Godo Bank Ltd.	2,529,251	11,827
	MOS Food Services Inc.	458,425	11,784
	Fuso Chemical Co. Ltd.	305,775	11,776
	Topcon Corp.	1,787,424	11,694

Daihen Corp.	316,958	11,682
Hitachi Zosen Corp.	3,303,198	11,655
Eizo Corp.	313,268	11,631
KYORIN Holdings Inc.	639,644	11,620
Macnica Fuji Electronics Holdings Inc.	766,070	11,549
Infocom Corp.	360,038	11,474
United Super Markets Holdings Inc.	948,500	11,428
Kintetsu World Express Inc.	668,040	11,421
ZERIA Pharmaceutical Co. Ltd.	641,768	11,362
Noevir Holdings Co. Ltd.	274,406	11,356
Maruwa Unyu Kikan Co. Ltd.	335,562	11,355
Kyoritsu Maintenance Co. Ltd.	408,516	11,323
ASKUL Corp.	373,531	11,318
Okinawa Electric Power Co. Inc.	724,607	11,297
Funai Soken Holdings Inc.	535,292	11,287
Fujimi Inc.	323,072	11,287
Toyo Ink SC Holdings Co. Ltd.	623,885	11,248
eGuarantee Inc.	496,646	11,214
Kansai Mirai Financial Group Inc.	2,953,718	11,186
Sumitomo Mitsui Construction Co. Ltd.	2,867,141	11,136
* Optim Corp.	341,890	11,098
^ Atom Corp.	1,576,903	11,078
^ Zojirushi Corp.	818,287	11,030
GungHo Online Entertainment Inc.	596,352	10,964
Aeon Delight Co. Ltd.	362,373	10,951
Suruga Bank Ltd.	3,253,292	10,950
Information Services International-Dentsu Ltd.	208,450	10,947
Tri Chemical Laboratories Inc.	110,049	10,935
^ Fuji Kyuko Co. Ltd.	406,474	10,859
Prestige International Inc.	1,388,870	10,849
Ryoyo Electro Corp.	389,019	10,833
JCU Corp.	359,354	10,720
^ Colowide Co. Ltd.	953,373	10,691
Comture Corp.	403,204	10,654
Maeda Road Construction Co. Ltd.	581,995	10,582
* Descente Ltd.	651,233	10,562
Meidensha Corp.	705,536	10,522
Raito Kogyo Co. Ltd.	756,925	10,515
Kissei Pharmaceutical Co. Ltd.	501,979	10,494
Japan Aviation Electronics Industry Ltd.	828,158	10,482
Nippon Densetsu Kogyo Co. Ltd.	518,652	10,471
Makino Milling Machine Co. Ltd.	368,837	10,462
Tokai Rika Co. Ltd.	834,121	10,433
Tokyotokeiba Co. Ltd.	266,122	10,424
Transcosmos Inc.	430,605	10,421
Orient Corp.	10,770,817	10,383
Morita Holdings Corp.	597,739	10,359
Totetsu Kogyo Co. Ltd.	432,563	10,320
Shoei Co. Ltd.	385,240	10,265
Strike Co. Ltd.	232,679	10,218
Takeuchi Manufacturing Co. Ltd.	612,187	10,207
Arata Corp.	213,642	10,133
* Change Inc.	117,946	10,034
Kato Sangyo Co. Ltd.	318,218	10,011
Taiko Pharmaceutical Co. Ltd.	455,556	9,990
* Aiful Corp.	4,854,661	9,945
Iriso Electronics Co. Ltd.	328,876	9,936

Sumitomo Warehouse Co. Ltd.	879,175	9,931
MCJ Co. Ltd.	1,146,080	9,898
Takara Standard Co. Ltd.	728,457	9,836
Kotobuki Spirits Co. Ltd.	327,783	9,804
Kameda Seika Co. Ltd.	196,114	9,793
Belc Co. Ltd.	134,937	9,721
Hokkoku Bank Ltd.	372,133	9,720
Eiken Chemical Co. Ltd.	544,770	9,689
NichiiGakkan Co. Ltd.	661,458	9,671
Tocalo Co. Ltd.	861,186	9,646
Giken Ltd.	264,088	9,633
Tokyo Dome Corp.	1,604,219	9,600
Gunze Ltd.	261,474	9,512
Outsourcing Inc.	1,712,204	9,468
Mitsubishi Logisnext Co. Ltd.	1,097,304	9,458
Nichi-iko Pharmaceutical Co. Ltd.	832,452	9,452
Shinmaywa Industries Ltd.	1,077,639	9,430
Mandom Corp.	650,229	9,425
BML Inc.	377,713	9,406
Hosiden Corp.	1,096,155	9,387
Nippon Signal Company Ltd.	983,365	9,355
Hyakugo Bank Ltd.	3,165,337	9,351
Max Co. Ltd.	620,360	9,344
KOMEDA Holdings Co. Ltd.	593,572	9,326
Nagaileben Co. Ltd.	371,897	9,323
Starts Corp. Inc.	504,759	9,214
Nichiha Corp.	452,263	9,183
Ohsho Food Service Corp.	191,794	9,146
Tokyo Broadcasting System Holdings Inc.	601,733	9,086
Nanto Bank Ltd.	502,379	9,073
Juroku Bank Ltd.	524,661	8,987
Yokogawa Bridge Holdings Corp.	510,663	8,982
Bank of Okinawa Ltd.	325,601	8,975
FCC Co. Ltd.	578,551	8,953
North Pacific Bank Ltd.	4,659,069	8,918
Uchida Yoko Co. Ltd.	146,754	8,884
Yamazen Corp.	983,579	8,867
Hokuetsu Corp.	2,626,967	8,796
Nikkiso Co. Ltd.	1,044,444	8,720
Axial Retailing Inc.	206,234	8,718
ARTERIA Networks Corp.	476,879	8,710
Bell System24 Holdings Inc.	534,337	8,703
Ichigo Inc.	3,705,371	8,688
H2O Retailing Corp.	1,506,845	8,680
^ Ringer Hut Co. Ltd.	434,112	8,655
Rorze Corp.	168,172	8,647
Japan Wool Textile Co. Ltd.	1,000,973	8,608
Japan Petroleum Exploration Co. Ltd.	526,656	8,554
Okamura Corp.	1,314,505	8,548
^ Nishimatsuya Chain Co. Ltd.	844,730	8,520
Okamoto Industries Inc.	224,502	8,498
Maeda Kosen Co. Ltd.	352,911	8,482
Nachi-Fujikoshi Corp.	302,349	8,408
Kitz Corp.	1,319,428	8,341
Seiren Co. Ltd.	722,418	8,332
Yokowo Co. Ltd.	367,538	8,301
ValueCommerce Co. Ltd.	280,100	8,298

	Tokyo Steel Manufacturing Co. Ltd.	1,466,656	8,284
	Nomura Co. Ltd.	1,293,453	8,267
	Shibuya Corp.	316,622	8,202
	Towa Pharmaceutical Co. Ltd.	454,214	8,170
	Chugoku Marine Paints Ltd.	862,139	8,156
	Chudenko Corp.	391,245	8,138
	Tokai Tokyo Financial Holdings Inc.	3,741,329	8,078
*	RENOVA Inc.	801,064	8,063
	UACJ Corp.	475,802	8,032
	Cawachi Ltd.	266,751	8,019
	METAWATER Co. Ltd.	183,677	7,987
*	M&A Capital Partners Co. Ltd.	219,088	7,984
	Inabata & Co. Ltd.	721,531	7,957
	Nippon Seiki Co. Ltd.	707,321	7,946
	Broadleaf Co. Ltd.	1,491,122	7,937
	Sekisui Jushi Corp.	421,083	7,934
	Tsugami Corp.	860,437	7,923
^	Aruhi Corp.	610,218	7,848
*,^	euglena Co. Ltd.	1,195,350	7,839
	Sato Holdings Corp.	377,127	7,832
	Nippon Steel Trading Corp.	262,085	7,814
	Ai Holdings Corp.	585,483	7,788
^	Toridoll Holdings Corp.	743,780	7,774
	Raiznext Corp.	687,122	7,763
	Keiyo Bank Ltd.	1,714,186	7,756
^	Create Restaurants Holdings Inc.	1,575,466	7,645
	Sanken Electric Co. Ltd.	395,234	7,610
	Shibaura Machine Co. Ltd.	404,715	7,583
^	Hirata Corp.	137,618	7,564
	Okasan Securities Group Inc.	2,608,866	7,422
	Fujimori Kogyo Co. Ltd.	230,220	7,418
	Sanyo Chemical Industries Ltd.	174,001	7,417
	Sanki Engineering Co. Ltd.	673,788	7,402
	Saibu Gas Co. Ltd.	346,909	7,377
^	Kura Sushi Inc.	178,175	7,373
	Kisoji Co. Ltd.	366,287	7,354
	SKY Perfect JSAT Holdings Inc.	1,989,466	7,321
	Idec Corp.	451,736	7,294
	Token Corp.	114,707	7,291
	Relia Inc.	688,796	7,291
	Nissan Shatai Co. Ltd.	976,226	7,261
	Mitsubishi Pencil Co. Ltd.	671,213	7,236
	Hamakyorex Co. Ltd.	241,914	7,210
	Nissin Electric Co. Ltd.	764,161	7,160
	Solasto Corp.	735,775	7,121
	Ryosan Co. Ltd.	374,226	7,115
^	COLOPL Inc.	814,670	7,106
	Geo Holdings Corp.	520,315	7,097
	Adastria Co. Ltd.	516,956	7,087
	S Foods Inc.	294,522	7,049
	Nitto Kogyo Corp.	430,332	7,001
	San-Ai Oil Co. Ltd.	863,837	6,999
	Restar Holdings Corp.	393,032	6,989
	Mitsuuroko Group Holdings Co. Ltd.	694,243	6,978
	Argo Graphics Inc.	228,596	6,976
	Monex Group Inc.	3,210,527	6,970
^	DyDo Group Holdings Inc.	165,261	6,956

	Topre Corp.	722,003	6,955
	Dexerials Corp.	763,469	6,952
	Seiko Holdings Corp.	506,565	6,934
	Daibiru Corp.	753,781	6,925
	Doutor Nichires Holdings Co. Ltd.	519,732	6,919
	eRex Co. Ltd.	517,474	6,916
	Teikoku Sen-I Co. Ltd.	310,179	6,902
	Keihanshin Building Co. Ltd.	558,889	6,844
	Shizuoka Gas Co. Ltd.	849,051	6,838
	Fuji Media Holdings Inc.	774,321	6,821
	Shoei Foods Corp.	196,700	6,817
	TechMatrix Corp.	394,800	6,810
	Trancom Co. Ltd.	93,115	6,758
	Yodogawa Steel Works Ltd.	408,361	6,744
	Nissha Co. Ltd.	648,412	6,725
	Saizeriya Co. Ltd.	429,088	6,686
	T Hasegawa Co. Ltd.	334,495	6,681
	Kanematsu Electronics Ltd.	173,926	6,676
	Dip Corp.	354,716	6,675
	Maxell Holdings Ltd.	776,120	6,669
	Noritz Corp.	547,481	6,655
	TOMONY Holdings Inc.	2,176,338	6,638
	Musashino Bank Ltd.	488,305	6,603
*,^	Chiyoda Corp.	2,750,327	6,584
	Gree Inc.	1,590,548	6,557
	Sanyo Denki Co. Ltd.	146,281	6,556
	Arcland Sakamoto Co. Ltd.	353,583	6,553
^	Royal Holdings Co. Ltd.	462,251	6,531
^	JM Holdings Co. Ltd.	187,400	6,524
	Osaka Soda Co. Ltd.	301,506	6,510
	Senshu Ikeda Holdings Inc.	4,419,450	6,507
	Maruzen Showa Unyu Co. Ltd.	217,001	6,471
	Nohmi Bosai Ltd.	335,479	6,469
^	Miroku Jyoho Service Co. Ltd.	321,407	6,468
^	S-Pool Inc.	1,038,705	6,466
	Nichicon Corp.	1,012,262	6,398
	Torii Pharmaceutical Co. Ltd.	199,982	6,398
	Zuken Inc.	217,640	6,322
	Noritake Co. Ltd.	209,706	6,306
	Pressance Corp.	569,686	6,259
	Sakata INX Corp.	676,863	6,257
	KFC Holdings Japan Ltd.	246,727	6,237
	Yuasa Trading Co. Ltd.	232,941	6,228
	Chubu Shiryo Co. Ltd.	402,798	6,222
	SAMTY Co. Ltd.	568,660	6,180
	Round One Corp.	1,037,157	6,173
	Nippon Ceramic Co. Ltd.	320,105	6,150
	SBS Holdings Inc.	288,578	6,142
	Organo Corp.	121,362	6,128
	Star Micronics Co. Ltd.	546,402	6,126
	Jaccs Co. Ltd.	398,914	6,091
	T-Gaia Corp.	336,633	6,049
	Toppan Forms Co. Ltd.	639,671	6,041
	Inageya Co. Ltd.	347,874	6,000
	Kurabo Industries Ltd.	321,445	5,992
^	Media Do Co. Ltd.	105,738	5,988
	Nitta Corp.	282,214	5,981

	Chofu Seisakusho Co. Ltd.	291,308	5,980
	Hyakujushi Bank Ltd.	371,759	5,969
	Marudai Food Co. Ltd.	351,135	5,957
	Kanto Denka Kogyo Co. Ltd.	760,510	5,955
	Yellow Hat Ltd.	453,337	5,950
*,^	Raksul Inc.	213,300	5,935
*	KYB Corp.	360,100	5,932
	Obara Group Inc.	183,780	5,912
	Sakai Moving Service Co. Ltd.	138,286	5,909
^	HIS Co. Ltd.	501,201	5,905
*,^	Leopalace21 Corp.	4,007,857	5,901
	Nippon Road Co. Ltd.	83,738	5,880
	Japan Securities Finance Co. Ltd.	1,326,060	5,865
	Shima Seiki Manufacturing Ltd.	496,723	5,863
	United Arrows Ltd.	441,286	5,826
	Hokuto Corp.	294,786	5,826
	Daiho Corp.	255,210	5,809
	Hiday Hidaka Corp.	416,280	5,788
^	Monogatari Corp.	84,398	5,777
	Exedy Corp.	467,658	5,775
	Sanshin Electronics Co. Ltd.	347,481	5,769
	Riken Keiki Co. Ltd.	247,656	5,766
	Tsukishima Kikai Co. Ltd.	531,942	5,725
^	Nextage Co. Ltd.	636,531	5,700
	Plenus Co. Ltd.	372,881	5,697
	Aida Engineering Ltd.	903,377	5,655
	Fujicco Co. Ltd.	294,397	5,642
	Computer Engineering & Consulting Ltd.	392,446	5,638
	Wakita & Co. Ltd.	661,859	5,635
	LEC Inc.	387,214	5,628
	Toho Bank Ltd.	2,675,391	5,611
	Bunka Shutter Co. Ltd.	852,283	5,603
^	Nippon Carbon Co. Ltd.	185,445	5,561
	Mimasu Semiconductor Industry Co. Ltd.	257,353	5,558
	Yondoshi Holdings Inc.	329,967	5,510
	Optex Group Co. Ltd.	531,818	5,490
	Tokai Corp.	273,276	5,487
	Hosokawa Micron Corp.	104,793	5,467
	Oiles Corp.	426,747	5,465
	Bank of Iwate Ltd.	235,305	5,439
	Tokyu Construction Co. Ltd.	1,168,840	5,435
	Belluna Co. Ltd.	758,909	5,426
	Kyokuto Kaihatsu Kogyo Co. Ltd.	429,250	5,422
	Nippon Koei Co. Ltd.	211,181	5,417
	Pacific Industrial Co. Ltd.	737,875	5,414
	TV Asahi Holdings Corp.	395,634	5,410
	Mitsui High-Tec Inc.	393,168	5,395
	Megachips Corp.	277,807	5,357
	Musashi Seimitsu Industry Co. Ltd.	720,072	5,347
	Yokohama Reito Co. Ltd.	671,745	5,346
*,^	Nippon Sheet Glass Co. Ltd.	1,633,975	5,345
	Bank of Nagoya Ltd.	255,389	5,325
	Tonami Holdings Co. Ltd.	99,152	5,302
	Fukushima Galilei Co. Ltd.	163,604	5,291
	Shikoku Chemicals Corp.	510,811	5,271
	Meisei Industrial Co. Ltd.	695,950	5,271
	Aomori Bank Ltd.	268,568	5,253

	TPR Co. Ltd.	431,489	5,244
	Yamagata Bank Ltd.	441,273	5,243
	Japan Pulp & Paper Co. Ltd.	152,769	5,218
	Itochu Enex Co. Ltd.	663,738	5,213
	Nippon Prologis REIT Inc.	1,510	5,213
	Konishi Co. Ltd.	378,641	5,212
	Keiyo Co. Ltd.	596,220	5,201
	ESPEC Corp.	305,624	5,196
	Mitsui-Soko Holdings Co. Ltd.	379,718	5,185
	Okuwa Co. Ltd.	371,149	5,174
	Joshin Denki Co. Ltd.	267,871	5,168
	Zenrin Co. Ltd.	526,219	5,165
	Seikagaku Corp.	542,300	5,144
	Nishio Rent All Co. Ltd.	269,387	5,130
	Sodick Co. Ltd.	657,188	5,125
^	RS Technologies Co. Ltd.	135,170	5,116
^	Kitanotatsujin Corp.	1,148,007	5,102
^	Yamashin-Filter Corp.	590,221	5,093
	Kaga Electronics Co. Ltd.	268,623	5,087
	Doshisha Co. Ltd.	321,507	5,085
	Ehime Bank Ltd.	475,438	5,084
	Tokushu Tokai Paper Co. Ltd.	123,835	5,071
	Furukawa Co. Ltd.	523,602	5,065
	Ricoh Leasing Co. Ltd.	200,001	5,060
	Mitsuboshi Belting Ltd.	305,602	5,058
	Mitsubishi Shokuhin Co. Ltd.	202,236	5,024
	Kenedix Office Investment Corp.	923	5,023
	Tsurumi Manufacturing Co. Ltd.	292,338	4,984
	J-Oil Mills Inc.	131,742	4,967
	Mizuno Corp.	297,196	4,953
	Piolax Inc.	359,010	4,953
	Micronics Japan Co. Ltd.	519,205	4,949
	Genky DrugStores Co . Ltd.	141,363	4,941
	Future Corp.	293,615	4,919
	Dai-Dan Co. Ltd.	199,731	4,918
*	Mitsui E&S Holdings Co. Ltd.	1,274,909	4,908
	Konoike Transport Co. Ltd.	507,753	4,882
	Oita Bank Ltd.	217,918	4,875
	Komori Corp.	734,206	4,861
	LIFULL Co. Ltd.	1,265,814	4,860
	Noritsu Koki Co. Ltd.	338,227	4,851
	Tamura Corp.	1,202,684	4,811
	Shin-Etsu Polymer Co. Ltd.	593,072	4,808
	TOC Co. Ltd.	802,342	4,797
	Fuji Co. Ltd.	279,589	4,783
	Nippon Kanzai Co. Ltd.	260,134	4,772
	Bank of the Ryukyus Ltd.	574,828	4,765
	Unipres Corp.	636,360	4,764
	Nippon Television Holdings Inc.	439,847	4,759
	Taihei Dengyo Kaisha Ltd.	233,936	4,744
	Mitsui Sugar Co. Ltd.	259,795	4,721
	Matsuyafoods Holdings Co. Ltd.	154,867	4,716
*,^	Japan Display Inc.	10,521,636	4,712
	Ines Corp.	350,650	4,695
	Daito Pharmaceutical Co. Ltd.	157,426	4,670
	Sintokogio Ltd.	705,358	4,667
	Modec Inc.	348,909	4,654

Tsubaki Nakashima Co. Ltd.	697,866	4,649
Towa Corp.	397,877	4,640
Fukui Bank Ltd.	320,011	4,639
EM Systems Co. Ltd.	567,000	4,615
IDOM Inc.	997,724	4,589
Fujibo Holdings Inc.	155,850	4,546
Onward Holdings Co. Ltd.	1,835,044	4,507
V Technology Co. Ltd.	140,346	4,504
Hibiya Engineering Ltd.	267,334	4,499
Siix Corp.	570,847	4,482
Vital KSK Holdings Inc.	461,128	4,439
Riken Vitamin Co. Ltd.	210,436	4,398
Takara Leben Co. Ltd.	1,380,787	4,367
Financial Products Group Co. Ltd.	971,486	4,364
Daiichi Jitsugyo Co. Ltd.	130,704	4,359
Miyazaki Bank Ltd.	204,541	4,355
YAKUODO Holdings Co. Ltd.	169,449	4,321
EPS Holdings Inc.	496,951	4,276
Nichiden Corp.	203,824	4,266
Kyoei Steel Ltd.	358,749	4,265
Sumitomo Densetsu Co. Ltd.	208,359	4,260
Pack Corp.	169,469	4,247
Macromill Inc.	629,374	4,203
Takamatsu Construction Group Co. Ltd.	206,625	4,198
Futaba Corp.	532,084	4,198
Riso Kagaku Corp.	358,148	4,189
^ Toa Corp.	285,997	4,181
Avex Inc.	520,889	4,176
Takasago International Corp.	217,969	4,174
^ I'll Inc.	309,400	4,170
YA-MAN Ltd.	460,391	4,167
SWCC Showa Holdings Co. Ltd.	357,446	4,164
Toyo Construction Co. Ltd.	1,188,647	4,134
Aichi Steel Corp.	172,029	4,128
Arcland Service Holdings Co. Ltd.	244,217	4,122
^ Elan Corp.	244,000	4,118
Aoyama Trading Co. Ltd.	766,010	4,118
^ Fujio Food Group Inc.	370,400	4,103
Riso Kyoiku Co. Ltd.	1,427,210	4,086
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	192,294	4,081
Hioki EE Corp.	125,335	4,079
Key Coffee Inc.	213,583	4,078
YAMABIKO Corp.	498,804	4,067
Daiwa House REIT Investment Corp.	1,564	4,067
Shin Nippon Air Technologies Co. Ltd.	198,091	4,057
Intage Holdings Inc.	497,447	4,056
Sumitomo Seika Chemicals Co. Ltd.	127,107	4,034
Sanyo Electric Railway Co. Ltd.	202,538	4,032
Advan Co. Ltd.	337,210	4,025
* Nippon Chemi-Con Corp.	253,177	4,023
Sakai Chemical Industry Co. Ltd.	219,680	4,014
Ryobi Ltd.	419,728	4,008
FULLCAST Holdings Co. Ltd.	346,739	3,999
Starzen Co. Ltd.	111,346	3,983
Gakken Holdings Co. Ltd.	311,320	3,979
Tachibana Eletech Co. Ltd.	258,965	3,975
Koa Corp.	462,021	3,975

	Denyo Co. Ltd.	216,044	3,961
	Canon Electronics Inc.	285,306	3,956
	DKK Co. Ltd.	183,707	3,952
	Pacific Metals Co. Ltd.	279,957	3,946
	Alpen Co. Ltd.	280,064	3,929
	SB Technology Corp.	127,900	3,928
	Sinfonia Technology Co. Ltd.	412,171	3,928
	Valqua Ltd.	227,359	3,905
	San ju San Financial Group Inc.	328,939	3,900
	VT Holdings Co. Ltd.	1,316,642	3,897
	Tamron Co. Ltd.	243,595	3,872
	Sinko Industries Ltd.	292,431	3,869
*	Kappa Create Co. Ltd.	319,051	3,859
^	Stella Chemifa Corp.	150,074	3,857
^	Taki Chemical Co. Ltd.	63,146	3,855
	Okabe Co. Ltd.	571,340	3,828
	Halows Co. Ltd.	112,431	3,819
	JVCKenwood Corp.	3,014,583	3,812
	Industrial & Infrastructure Fund Investment Corp.	2,022	3,803
	Poletowin Pitcrew Holdings Inc.	442,558	3,779
	Daikokutenbussan Co. Ltd.	65,975	3,745
	Shinko Shoji Co. Ltd.	465,928	3,741
	Oyo Corp.	291,467	3,735
	Tokyo Kiraboshi Financial Group Inc.	363,618	3,729
	TSI Holdings Co. Ltd.	1,324,021	3,727
	Futaba Industrial Co. Ltd.	950,065	3,713
	Feed One Co. Ltd.	1,921,852	3,692
	Ichikoh Industries Ltd.	866,059	3,691
	CI Takiron Corp.	577,955	3,683
	Press Kogyo Co. Ltd.	1,419,811	3,678
	Rheon Automatic Machinery Co. Ltd.	319,710	3,676
	Ishihara Sangyo Kaisha Ltd.	575,857	3,630
	Pasona Group Inc.	307,592	3,616
	Hodogaya Chemical Co. Ltd.	84,223	3,614
	Achilles Corp.	208,580	3,613
	Daikyonishikawa Corp.	854,915	3,612
	Fujiya Co. Ltd.	185,159	3,611
	Icom Inc.	137,187	3,607
	Alconix Corp.	313,382	3,600
	Toyo Tanso Co. Ltd.	238,236	3,593
	Asahi Diamond Industrial Co. Ltd.	849,265	3,581
	Qol Holdings Co. Ltd.	366,273	3,574
	Daiken Corp.	221,185	3,569
	Tosei Corp.	459,078	3,554
	Bando Chemical Industries Ltd.	617,990	3,543
	Mitsubishi Research Institute Inc.	87,913	3,525
^	Insource Co. Ltd.	177,500	3,520
	Fixstars Corp.	345,655	3,517
	Sun Frontier Fudousan Co. Ltd.	453,135	3,509
*	Curves Holdings Co. Ltd.	721,288	3,506
	OSJB Holdings Corp.	1,645,170	3,505
*	Medical Data Vision Co. Ltd.	261,874	3,494
	Central Security Patrols Co. Ltd.	113,395	3,494
	Nittetsu Mining Co. Ltd.	91,076	3,481
*,^	W-Scope Corp.	550,306	3,480
	World Co. Ltd.	291,946	3,432
	Shikoku Bank Ltd.	512,463	3,423

	Hoosiers Holdings	693,249	3,420
	Optorun Co. Ltd.	153,965	3,419
	Alpha Systems Inc.	90,849	3,411
	PAL GROUP Holdings Co. Ltd.	330,144	3,400
	Union Tool Co.	139,221	3,393
	Kyosan Electric Manufacturing Co. Ltd.	688,289	3,388
	Anest Iwata Corp.	449,589	3,387
^	Sourcenext Corp.	1,474,139	3,374
	Akatsuki Inc.	96,271	3,364
^	Yonex Co. Ltd.	625,142	3,344
	Chiyoda Co. Ltd.	348,625	3,332
	Goldcrest Co. Ltd.	268,907	3,326
	Tachi-S Co. Ltd.	416,527	3,320
	Marusan Securities Co. Ltd.	877,857	3,318
	Enplas Corp.	166,810	3,312
	Toenec Corp.	93,410	3,308
	Iino Kaiun Kaisha Ltd.	1,133,917	3,300
	Furuno Electric Co. Ltd.	371,960	3,281
	Fukuda Corp.	73,929	3,268
	Tekken Corp.	183,003	3,260
*,^	KLab Inc.	541,504	3,256
*,^	BrainPad Inc.	87,300	3,234
^	Nippon Yakin Kogyo Co. Ltd.	233,874	3,234
	Daido Metal Co. Ltd.	694,433	3,228
*,^	Sagami Holdings Corp.	304,707	3,214
	Nissei ASB Machine Co. Ltd.	125,987	3,197
	Tsukui Corp.	741,360	3,193
	G-7 Holdings Inc.	125,300	3,176
*,^	Atrae Inc.	126,173	3,164
	Itochu-Shokuhin Co. Ltd.	69,399	3,158
	Aichi Bank Ltd.	124,893	3,147
^	Matsuya Co. Ltd.	553,268	3,143
*,^	Vector Inc.	454,032	3,137
	Kenko Mayonnaise Co. Ltd.	188,646	3,133
	Riken Corp.	127,807	3,129
	Dai-ichi Seiko Co. Ltd.	174,466	3,112
*	Toho Zinc Co. Ltd.	226,424	3,105
	Yamanashi Chuo Bank Ltd.	415,512	3,099
	Nippon Thompson Co. Ltd.	1,071,678	3,098
	ASKA Pharmaceutical Co. Ltd.	296,587	3,096
	Daiwa Industries Ltd.	393,781	3,084
	Nitto Kohki Co. Ltd.	159,616	3,071
	Kyokuyo Co. Ltd.	121,905	3,049
	Mie Kotsu Group Holdings Inc.	748,699	3,044
	Tatsuta Electric Wire and Cable Co. Ltd.	551,918	3,024
	Katakura Industries Co. Ltd.	283,884	3,012
	Sankyo Tateyama Inc.	399,464	3,008
	PC Depot Corp.	501,415	3,001
	ES-Con Japan Ltd.	458,062	3,000
	Foster Electric Co. Ltd.	312,631	2,997
	Tayca Corp.	247,018	2,997
	Kanaden Corp.	240,532	2,994
	Kamei Corp.	330,250	2,976
	Digital Holdings Inc.	251,915	2,947
*,^	RPA Holdings Inc.	450,303	2,946
	ST Corp.	151,184	2,935
	CONEXIO Corp.	240,805	2,924

Ministop Co. Ltd.	213,432	2,923
Japan Transcity Corp.	668,844	2,903
Sinanen Holdings Co. Ltd.	106,780	2,897
Topy Industries Ltd.	280,840	2,894
Rock Field Co. Ltd.	250,205	2,891
Nagatanien Holdings Co. Ltd.	145,466	2,889
Yurtec Corp.	500,618	2,876
Tanseisha Co. Ltd.	514,809	2,860
* Unitika Ltd.	951,580	2,860
Tenma Corp.	196,911	2,857
Akita Bank Ltd.	215,034	2,857
JDC Corp.	562,700	2,843
Japan Medical Dynamic Marketing Inc.	192,525	2,836
Nihon Nohyaku Co. Ltd.	624,018	2,831
Sanyo Special Steel Co. Ltd.	392,787	2,829
BeNEXT Group Inc.	301,080	2,828
Toho Titanium Co. Ltd.	526,224	2,826
Yorozu Corp.	295,383	2,823
K&O Energy Group Inc.	199,509	2,822
Dai Nippon Toryo Co. Ltd.	365,933	2,820
St. Marc Holdings Co. Ltd.	203,548	2,811
GLOBERIDE Inc.	155,523	2,807
Nihon Chouzai Co. Ltd.	187,854	2,803
Arakawa Chemical Industries Ltd.	262,036	2,794
KAWADA TECHNOLOGIES Inc.	70,326	2,782
Kamakura Shinsho Ltd.	381,738	2,776
Shinnihon Corp.	373,102	2,764
^ J Trust Co. Ltd.	1,243,676	2,754
Toyo Corp.	323,351	2,752
Komatsu Matere Co. Ltd.	419,725	2,752
^ Asahi Co. Ltd.	178,620	2,745
Cosel Co. Ltd.	351,891	2,720
AOKI Holdings Inc.	527,413	2,714
Kanagawa Chuo Kotsu Co. Ltd.	77,270	2,712
Honeys Holdings Co. Ltd.	278,227	2,711
Amuse Inc.	153,470	2,710
Shinwa Co. Ltd.	147,967	2,701
Koatsu Gas Kogyo Co. Ltd.	379,296	2,698
CTS Co. Ltd.	373,184	2,676
Towa Bank Ltd.	442,129	2,661
Nippon Parking Development Co. Ltd.	2,306,092	2,654
WDB Holdings Co. Ltd.	111,089	2,636
CMK Corp.	760,079	2,623
Fukui Computer Holdings Inc.	112,766	2,607
Nichiban Co. Ltd.	186,269	2,595
Osaki Electric Co. Ltd.	549,809	2,585
Marvelous Inc.	420,282	2,582
ZIGExN Co. Ltd.	957,702	2,576
Aichi Corp.	352,677	2,575
Warabeya Nichiyo Holdings Co. Ltd.	176,364	2,555
Kurimoto Ltd.	167,587	2,545
Riken Technos Corp.	707,439	2,538
BRONCO BILLY Co. Ltd.	138,594	2,534
Matsuda Sangyo Co. Ltd.	162,677	2,510
Kyodo Printing Co. Ltd.	99,441	2,507
Yahagi Construction Co. Ltd.	346,951	2,506
G-Tekt Corp.	301,048	2,498

Teikoku Electric Manufacturing Co. Ltd.	223,851	2,494
Godo Steel Ltd.	143,551	2,490
Sparx Group Co. Ltd.	1,386,300	2,489
Toyo Kanetsu KK	133,244	2,478
MTI Ltd.	320,141	2,475
Sumitomo Riko Co. Ltd.	526,284	2,463
Melco Holdings Inc.	98,789	2,461
FAN Communications Inc.	611,474	2,451
* Nippon Denko Co. Ltd.	1,802,909	2,442
Kansai Super Market Ltd.	208,163	2,439
* OSAKA Titanium Technologies Co. Ltd.	324,137	2,436
* Vision Inc.	436,839	2,427
Koshidaka Holdings Co. Ltd.	767,687	2,423
Eagle Industry Co. Ltd.	403,097	2,395
^ Sanoh Industrial Co. Ltd.	414,586	2,393
* COOKPAD Inc.	726,794	2,384
Tosho Co. Ltd.	241,720	2,373
Chukyo Bank Ltd.	132,941	2,369
Shindengen Electric Manufacturing Co. Ltd.	125,592	2,347
Weathernews Inc.	64,311	2,346
JAC Recruitment Co. Ltd.	252,183	2,325
Chiyoda Integre Co. Ltd.	142,891	2,294
Fudo Tetra Corp.	184,364	2,284
Tsukuba Bank Ltd.	1,495,375	2,272
^ Kintetsu Department Store Co. Ltd.	94,956	2,241
Moriroku Holdings Co. Ltd.	153,400	2,217
* Nippon Sharyo Ltd.	99,128	2,216
Nippon Beet Sugar Manufacturing Co. Ltd.	140,228	2,215
Aiphone Co. Ltd.	170,492	2,210
Hochiki Corp.	214,891	2,194
Iseki & Co. Ltd.	207,420	2,190
Neturen Co. Ltd.	488,800	2,184
Nissin Sugar Co. Ltd.	130,209	2,163
JSP Corp.	165,467	2,147
Ryoden Corp.	162,826	2,146
^ Onoken Co. Ltd.	195,513	2,132
Pronexus Inc.	199,337	2,115
Xebio Holdings Co. Ltd.	328,037	2,114
WATAMI Co. Ltd.	284,558	2,093
Hisaka Works Ltd.	307,831	2,089
Nissin Corp.	151,049	2,088
ASAHI YUKIZAI Corp.	168,079	2,085
Mitsui Fudosan Logistics Park Inc.	382	2,085
Tokyo Electron Device Ltd.	67,313	2,075
^ Zuiko Corp.	46,215	2,074
Wowow Inc.	88,708	2,065
Tochigi Bank Ltd.	1,404,572	2,061
Fuji Pharma Co. Ltd.	206,763	2,060
Fujitsu Frontech Ltd.	141,187	2,060
Shibusawa Warehouse Co. Ltd.	121,888	2,059
Itoki Corp.	621,625	2,051
Maezawa Kyuso Industries Co. Ltd.	115,444	2,043
^ Link And Motivation Inc.	699,721	2,042
Aisan Industry Co. Ltd.	489,374	2,038
Happinet Corp.	192,256	2,034
^ Shin Nippon Biomedical Laboratories Ltd.	338,631	2,011
Krosaki Harima Corp.	66,053	2,011

	Chori Co. Ltd.	149,943	2,006
	Torishima Pump Manufacturing Co. Ltd.	249,034	1,994
	France Bed Holdings Co. Ltd.	260,327	1,993
^	Studio Alice Co. Ltd.	148,173	1,992
	Hokkan Holdings Ltd.	123,517	1,990
	Shimizu Bank Ltd.	140,272	1,988
	World Holdings Co. Ltd.	147,153	1,988
	FIDEA Holdings Co. Ltd.	2,126,568	1,979
	Nihon Tokushu Toryo Co. Ltd.	221,017	1,978
	Toa Corp.	313,410	1,978
	Sumida Corp.	324,712	1,972
	Maezawa Kasei Industries Co. Ltd.	211,667	1,964
	Hokkaido Gas Co. Ltd.	134,361	1,960
	Jimoto Holdings Inc.	2,207,154	1,950
^	PIA Corp.	82,372	1,938
	Rokko Butter Co. Ltd.	131,550	1,922
	JP-Holdings Inc.	805,049	1,917
	Corona Corp. Class A	205,621	1,915
	NS United Kaiun Kaisha Ltd.	140,452	1,915
^	Kourakuen Holdings Corp.	144,793	1,910
	SRA Holdings	87,688	1,896
^	Kojima Co. Ltd.	366,775	1,894
	Tomoku Co. Ltd.	117,704	1,879
	Yomiuri Land Co. Ltd.	59,737	1,877
	Ichiyoshi Securities Co. Ltd.	514,530	1,871
	Juki Corp.	463,658	1,853
	CAC Holdings Corp.	167,620	1,842
*	Akebono Brake Industry Co. Ltd.	1,256,824	1,832
^	Meiko Network Japan Co. Ltd.	276,467	1,829
*,^	Open Door Inc.	201,512	1,825
	Kato Works Co. Ltd.	168,592	1,813
*	Mitsuba Corp.	577,430	1,806
	Elematec Corp.	223,611	1,805
	Taisei Lamick Co. Ltd.	71,125	1,803
	Michinoku Bank Ltd.	193,349	1,798
	CMIC Holdings Co. Ltd.	155,380	1,791
	Mars Group Holdings Corp.	126,872	1,789
	Chuetsu Pulp & Paper Co. Ltd.	131,026	1,778
	GCA Corp.	328,099	1,755
	Gurunavi Inc.	402,469	1,731
*,^	Istyle Inc.	789,380	1,730
^	Japan Best Rescue System Co. Ltd.	247,936	1,719
^	Toho Co. Ltd.	103,261	1,709
*	FDK Corp.	215,887	1,697
	Fuso Pharmaceutical Industries Ltd.	77,596	1,670
	Bank of Saga Ltd.	151,498	1,665
*	UT Group Co. Ltd.	81,300	1,658
	Yushin Precision Equipment Co. Ltd.	271,460	1,647
	Nihon Trim Co. Ltd.	60,598	1,644
	Tokyo Energy & Systems Inc.	236,862	1,634
	SMK Corp.	74,776	1,632
	Tsutsumi Jewelry Co. Ltd.	92,571	1,615
*,^	Gunosy Inc.	232,543	1,601
	Sankyo Seiko Co. Ltd.	405,575	1,597
	Proto Corp.	160,600	1,585
	Sekisui Kasei Co. Ltd.	326,560	1,582
	Kyokuto Securities Co. Ltd.	298,613	1,554

	Nisso Corp.	294,798	1,542
	Kitano Construction Corp.	60,478	1,519
	Toa Oil Co. Ltd.	84,268	1,510
	Roland DG Corp.	142,895	1,503
	Tv Tokyo Holdings Corp.	72,015	1,495
	Seika Corp.	138,796	1,476
	Hakuto Co. Ltd.	174,148	1,464
	Kasai Kogyo Co. Ltd.	392,286	1,434
^	Daisyo Corp.	147,564	1,430
	Sanei Architecture Planning Co. Ltd.	126,502	1,428
	Yushiro Chemical Industry Co. Ltd.	120,366	1,420
	Tokyo Individualized Educational Institute Inc.	301,192	1,401
*	SHIFT Inc.	13,200	1,401
^	Airtrip Corp.	154,074	1,397
	Kitagawa Corp.	101,592	1,394
	Artnature Inc.	258,437	1,389
	Space Value Holdings Co. Ltd.	443,508	1,373
	NEC Capital Solutions Ltd.	81,979	1,369
	Aeon Fantasy Co. Ltd.	105,724	1,367
	Central Sports Co. Ltd.	71,615	1,358
	Kita-Nippon Bank Ltd.	86,793	1,350
	Osaka Steel Co. Ltd.	142,741	1,349
	Ohara Inc.	146,575	1,326
	Gun-Ei Chemical Industry Co. Ltd.	57,964	1,320
	Chuo Spring Co. Ltd.	57,028	1,309
	Okura Industrial Co. Ltd.	99,172	1,307
	Japan Cash Machine Co. Ltd.	265,007	1,279
	Mitsui Matsushima Holdings Co. Ltd.	186,734	1,262
	Nippon Building Fund Inc.	225	1,258
	Hito Communications Holdings Inc.	136,888	1,239
	Fujikura Kasei Co. Ltd.	253,903	1,237
	Sac's Bar Holdings Inc.	272,858	1,225
	Chiba Kogyo Bank Ltd.	605,436	1,219
	Cleanup Corp.	232,828	1,151
	Toli Corp.	502,795	1,151
^	Linical Co. Ltd.	157,320	1,149
	Ateam Inc.	144,104	1,146
	Takaoka Toko Co. Ltd.	128,864	1,135
	Fujita Kanko Inc.	86,522	1,123
^	Takamiya Co. Ltd.	218,432	1,116
	Gecoss Corp.	132,238	1,104
	Namura Shipbuilding Co. Ltd.	779,503	1,104
	Shimojima Co. Ltd.	101,235	1,102
^	Inaba Seisakusho Co. Ltd.	93,742	1,099
*,^	KNT-CT Holdings Co. Ltd.	151,575	1,086
	Frontier Real Estate Investment Corp.	385	1,073
*	Fuji Oil Co. Ltd.	715,197	1,044
	Mitsubishi Paper Mills Ltd.	340,939	1,038
	Nippon Coke & Engineering Co. Ltd.	1,820,854	1,037
	Tokyo Rakutenchi Co. Ltd.	28,776	1,037
	Takihyo Co. Ltd.	58,777	1,025
*	Funai Electric Co. Ltd.	221,600	1,021
*,^	Right On Co. Ltd.	200,995	1,020
	Japan Real Estate Investment Corp.	196	1,000
*	Toyo Engineering Corp.	336,319	971
	Paris Miki Holdings Inc.	375,597	918
*,^	Pepper Food Service Co. Ltd.	236,298	918

*,^	Tateru Inc.	607,232	901
	Mirai Corp.	2,836	885
^	CHIMNEY Co. Ltd.	84,529	879
	Jamco Corp.	147,759	870
*,^	Sanden Holdings Corp.	351,014	865
	LaSalle Logiport REIT	469	854
	LIXIL VIVA Corp.	34,000	836
*,^	Tokyo Rope Manufacturing Co. Ltd.	172,923	832
	Daikoku Denki Co. Ltd.	73,852	823
*,^	Tokyo Base Co. Ltd.	316,706	819
	Taiho Kogyo Co. Ltd.	169,769	804
	Airport Facilities Co. Ltd.	207,259	784
	CRE Logistics REIT Inc.	466	747
^	Sanyo Shokai Ltd.	142,536	746
	Maxvalu Tokai Co. Ltd.	32,700	739
*,^	Aplus Financial Co. Ltd.	1,233,355	719
*	Mitsubishi Steel Manufacturing Co. Ltd.	134,514	681
	Japan Retail Fund Investment Corp.	563	677
	Japan Excellent Inc.	622	657
	Nakayama Steel Works Ltd.	202,414	641
	Nomura Real Estate Master Fund Inc.	492	610
	United Urban Investment Corp.	597	581
	Sekisui House Reit Inc.	880	576
	Mori Hills REIT Investment Corp.	423	549
	Orix JREIT Inc.	409	528
	Sumitomo Precision Products Co. Ltd.	26,851	514
	Fields Corp.	166,891	511
*,^	Laox Co. Ltd.	377,859	489
*	DKS Co. Ltd.	10,200	426
	Japan Prime Realty Investment Corp.	149	392
	Advance Residence Investment Corp.	116	377
	Nippon Accommodations Fund Inc.	56	361
	Daiwa Securities Living Investments Corp.	349	353
	Japan Logistics Fund Inc.	111	334
	Kenedix Residential Next Investment Corp.	171	312
*	Grace Technology Inc.	5,800	299
	AEON REIT Investment Corp.	303	299
	MCUBS MidCity Investment Corp	437	285
	Mitsubishi Estate Logistics REIT Investment Corp.	62	283
	Activia Properties Inc.	84	276
	Daiwa Office Investment Corp.	51	267
	Premier Investment Corp.	196	220
	Kenedix Retail REIT Corp.	116	201
	Enigmo Inc.	15,500	200
	Hulic Reit Inc.	153	180
	Comforia Residential REIT Inc.	57	179
	Retail Partners Co. Ltd.	7,900	159
	Global One Real Estate Investment Corp.	164	148
	NIPPON REIT Investment Corp.	44	133
	Tokyu REIT Inc.	102	127
	Invesco Office J-Reit Inc.	1,061	125
	Ebase Co. Ltd.	8,700	123
	Hoshino Resorts REIT Inc.	31	120
	Starts Proceed Investment Corp.	61	117
	Ichigo Office REIT Investment Corp.	177	115
	SOSiLA Logistics REIT Inc.	76	109
	Mori Trust Sogo Reit Inc.	92	107

Heiwa Real Estate REIT Inc.	77	80
* Osaka Organic Chemical Industry Ltd.	3,200	78
Takara Leben Real Estate Investment Corp.	95	73
Fukuoka REIT Corp.	60	70
One REIT Inc.	27	62
Samty Residential Investment Corp.	64	57
Hankyu Hanshin REIT Inc.	52	56
Mori Trust Hotel Reit Inc.	52	43
		65,837,517
Kuwait (0.2%)
National Bank of Kuwait SAKP	110,421,132	289,026
Kuwait Finance House KSCP	68,746,048	132,080
Mobile Telecommunications Co. KSC	37,011,638	66,826
Ahli United Bank BSC	88,622,348	54,566
Agility Public Warehousing Co. KSC	18,348,034	38,830
Boubyan Bank KSCP	14,327,137	25,315
Gulf Bank KSCP	32,586,718	20,369
* Humansoft Holding Co. KSC	1,597,095	14,245
Mabanee Co. SAK	6,914,040	13,707
Boubyan Petrochemicals Co. KSCP	6,148,866	10,837
* Warba Bank KSCP	14,382,538	9,208
National Industries Group Holding SAK	16,818,532	8,633
Burgan Bank SAK	11,699,396	6,912
Kuwait International Bank KSCP	10,391,616	5,761
Kuwait Projects Co. Holding KSCP	9,221,320	4,440
* Alimtiaz Investment Group KSC	11,632,821	3,320
Integrated Holding Co. KCSC	2,389,630	2,962
		707,037
Luxembourg (0.0%)
Tenaris SA ADR	170,013	1,989

Malaysia (0.6%)
Public Bank Bhd. (Local)	52,547,403	210,914
Malayan Banking Bhd.	101,896,768	184,469
Tenaga Nasional Bhd.	66,065,150	178,289
Top Glove Corp. Bhd.	28,724,266	175,946
Hartalega Holdings Bhd.	25,099,394	120,606
CIMB Group Holdings Bhd.	120,217,023	102,018
Sime Darby Plantation Bhd.	62,747,269	77,305
Petronas Chemicals Group Bhd.	48,375,158	70,785
Dialog Group Bhd.	77,220,759	69,094
IHH Healthcare Bhd.	51,902,536	66,295
DiGi.Com Bhd.	62,585,480	62,751
IOI Corp. Bhd.	56,203,438	60,905
* Supermax Corp. Bhd.	13,790,144	60,561
Axiata Group Bhd.	77,325,435	58,454
Maxis Bhd.	44,626,161	55,775
PPB Group Bhd.	11,048,045	51,425
Kuala Lumpur Kepong Bhd.	8,793,231	48,384
Kossan Rubber Industries Bhd.	11,008,143	45,866
MISC Bhd.	24,585,412	45,768
Petronas Gas Bhd.	10,067,112	40,035
Hong Leong Bank Bhd.	11,215,182	39,815
Press Metal Aluminium Holdings Bhd.	32,136,994	36,747
Nestle Malaysia Bhd.	1,068,370	35,743
Genting Bhd.	39,370,618	35,724

Gamuda Bhd.	39,564,912	33,325
RHB Bank Bhd.	27,201,269	32,210
Sime Darby Bhd.	60,401,374	31,048
Genting Malaysia Bhd.	51,432,619	27,733
QL Resources Bhd.	11,872,443	27,308
Petronas Dagangan Bhd.	4,734,640	24,024
AMMB Holdings Bhd.	31,424,520	21,528
Inari Amertron Bhd.	40,652,978	20,615
Malaysia Airports Holdings Bhd.	15,871,639	19,829
HAP Seng Consolidated Bhd.	9,128,281	19,297
IJM Corp. Bhd.	50,777,521	19,215
Telekom Malaysia Bhd.	19,954,698	18,831
Bursa Malaysia Bhd.	8,324,608	18,249
Carlsberg Brewery Malaysia Bhd.	2,811,881	16,791
Westports Holdings Bhd.	17,350,541	16,066
Genting Plantations Bhd.	5,987,903	14,310
Yinson Holdings Bhd.	9,340,580	13,842
YTL Corp. Bhd.	71,847,497	13,239
Fraser & Neave Holdings Bhd.	1,697,808	13,020
Frontken Corp. Bhd.	15,304,300	12,777
* My EG Services Bhd.	38,270,881	12,171
IGB REIT	27,509,833	11,932
Hong Leong Financial Group Bhd.	3,722,732	11,880
TIME dotCom Bhd.	4,211,528	10,846
Sunway REIT	26,742,314	9,707
Alliance Bank Malaysia Bhd.	18,084,653	9,149
FGV Holdings Bhd.	31,820,250	9,043
Sime Darby Property Bhd.	57,546,024	8,486
Malakoff Corp. Bhd.	37,598,813	8,439
Sunway Bhd.	25,191,740	8,039
Serba Dinamik Holdings Bhd.	19,533,496	7,537
British American Tobacco Malaysia Bhd.	2,725,669	6,904
VS Industry Bhd.	20,719,898	6,843
IOI Properties Group Bhd.	29,973,995	6,547
Scientex Bhd.	3,028,508	6,514
DRB-Hicom Bhd.	14,211,317	6,417
KPJ Healthcare Bhd.	34,210,767	6,351
Pentamaster Corp. Bhd.	3,885,500	5,893
Berjaya Sports Toto Bhd.	11,424,506	5,669
Magnum Bhd.	10,737,290	5,398
Malaysian Resources Corp. Bhd.	38,999,801	5,167
1 Astro Malaysia Holdings Bhd.	23,520,464	4,431
Axis REIT	8,618,700	4,161
1 Lotte Chemical Titan Holding Bhd.	8,609,847	4,090
Pavilion REIT	11,381,425	4,050
SP Setia Bhd Group	21,388,278	3,907
* AirAsia Group Bhd.	25,675,854	3,896
Malaysia Building Society Bhd.	30,204,884	3,820
* Leong Hup International Bhd.	17,922,200	3,653
Bermaz Auto Bhd.	10,488,901	3,490
* Sapura Energy Bhd.	147,822,568	3,358
* Bumi Armada Bhd.	59,311,405	3,183
* Cahya Mata Sarawak Bhd.	7,493,570	3,062
Sunway Construction Group Bhd.	6,745,934	3,027
AEON Credit Service M Bhd.	1,241,538	2,698
Padini Holdings Bhd.	5,351,245	2,696
* Berjaya Corp. Bhd.	51,156,355	2,582

*	Velesto Energy Bhd.	61,563,712	2,056
*	UEM Sunrise Bhd.	20,092,955	2,025
*	WCT Holdings Bhd.	16,288,421	1,807
	Syarikat Takaful Malaysia Keluarga Bhd.	1,577,100	1,796
	Pos Malaysia Bhd.	5,817,990	1,359
*	Muhibbah Engineering M Bhd.	5,505,045	1,110
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	4,140,150	571
*	AirAsia X Bhd.	23,707,796	397
*	Serba Dinamik Holdings Bhd. Warrants Exp. 05/12/2024	5,144,856	261
*	UMW Oil & Gas Corp. Bhd. Warrants Exp. 09/30/2024	12,999,819	184
*	Sunway Bhd. Warrants Exp. 12/31/2024	2,118,838	117
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	2,634,201	71
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	38
*,§	WCT Holdings Bhd. Warrants Exp. 08/24/2020	1,594,005	2
			2,583,761
Malta (0.0%)
*,§	BGP Holdings PLC Rights	17,449,685	—

Mexico (0.5%)
	America Movil SAB de CV	490,774,731	308,512
	Wal-Mart de Mexico SAB de CV	89,069,044	209,035
	Fomento Economico Mexicano SAB de CV	31,501,466	193,298
*	Grupo Financiero Banorte SAB de CV	48,700,122	174,843
	Grupo Mexico SAB de CV Class B	55,014,628	138,952
	Cemex SAB de CV	245,376,836	75,195
	Grupo Bimbo SAB de CV Class A	40,157,486	72,339
	Grupo Elektra SAB de CV	1,047,066	56,072
	Fibra Uno Administracion SA de CV	53,646,671	43,269
*	Grupo Televisa SAB	38,022,715	42,542
	Gruma SAB de CV Class B	3,606,593	42,321
	Coca-Cola Femsa SAB de CV	9,194,898	37,978
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,486,492	36,420
	Arca Continental SAB de CV	7,300,103	36,004
	Industrias Penoles SAB de CV	2,018,561	30,121
	Alfa SAB de CV Class A	53,487,694	28,937
	Orbia Advance Corp. SAB de CV	18,214,123	28,841
*	Grupo Financiero Inbursa SAB de CV	38,421,980	27,606
	Infraestructura Energetica Nova SAB de CV	9,224,262	27,430
*	Promotora y Operadora de Infraestructura SAB de CV	3,716,921	27,287
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,688,185	26,719
	Kimberly-Clark de Mexico SAB de CV Class A	14,984,969	24,523
*	Grupo Aeroportuario del Centro Norte SAB de CV	5,724,734	23,591
	Becle SAB de CV	8,947,013	17,926
	PLA Administradora Industrial S de RL de CV	12,465,410	15,448
	Grupo Carso SAB de CV	7,750,068	15,302
*	Telesites SAB de CV	20,286,515	15,168
1	GMexico Transportes SAB de CV	12,803,775	14,953
	Megacable Holdings SAB de CV	5,020,408	14,911
1	Macquarie Mexico Real Estate Management SA de CV	12,170,708	14,016
	Corp Inmobiliaria Vesta SAB de CV	9,366,872	13,990
	Bolsa Mexicana de Valores SAB de CV	6,905,667	13,939
	Prologis Property Mexico SA de CV	7,051,569	13,808
*	Genomma Lab Internacional SAB de CV Class B	11,981,251	12,652
	Qualitas Controladora SAB de CV	3,082,297	12,452
	La Comer SAB de CV	7,784,121	12,396
	Grupo Cementos de Chihuahua SAB de CV	2,589,395	12,191
*	Regional SAB de CV	3,779,294	9,782

*,1	Banco del Bajio SA	11,779,707	9,067
*	Alsea SAB de CV	9,176,232	8,931
	Industrias Bachoco SAB de CV Class B	2,636,508	7,840
	El Puerto de Liverpool SAB de CV	3,110,349	7,625
*	Gentera SAB de CV	18,304,896	6,391
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,655,106	6,379
*	Axtel SAB de CV	24,073,505	6,198
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santander	9,561,042	6,131
	Grupo Aeroportuario del Pacifico SAB de CV ADR	86,804	5,824
	Grupo Comercial Chedraui SA de CV	4,658,646	5,478
	Grupo Herdez SAB de CV	3,289,782	5,039
	Cemex SAB de CV ADR	1,646,069	5,037
	Grupo Lala SAB de CV	9,169,882	4,969
	Alpek SAB de CV	6,292,720	4,951
	Concentradora Fibra Danhos SA de CV	3,931,165	3,780
*	Credito Real SAB de CV SOFOM ER	3,866,513	2,222
1	Nemak SAB de CV	9,171,726	2,164
	Grupo Rotoplas SAB de CV	2,467,172	1,662
*	Hoteles City Express SAB de CV	5,609,956	1,376
*	Promotora y Operadora de Infraestructura SAB de CV Class L	274,290	1,343
*	Consorcio ARA SAB de CV	10,355,204	1,261
*	Unifin Financiera SAB de CV	1,548,222	1,251
			2,025,688
Netherlands (2.6%)
	ASML Holding NV	6,742,220	2,397,120
	Unilever NV	24,535,772	1,449,830
	Koninklijke Philips NV	15,382,485	794,829
*,1	Adyen NV	452,846	759,881
*	Prosus NV	7,313,336	711,786
	Koninklijke Ahold Delhaize NV	18,410,526	530,240
	ING Groep NV	66,045,637	460,530
	Koninklijke DSM NV	2,913,587	445,972
	Heineken NV	4,005,893	387,996
	Wolters Kluwer NV	4,506,251	355,655
	Akzo Nobel NV	3,229,504	304,299
	NN Group NV	5,550,462	203,159
	Heineken Holding NV	1,778,845	153,606
*	Galapagos NV	807,703	150,007
^	Koninklijke KPN NV	55,935,317	147,357
	ASM International NV	817,282	125,019
*	ArcelorMittal SA	10,967,263	121,427
^	Unibail-Rodamco-Westfield	2,286,786	119,953
	Imcd NV	898,593	92,922
	Randstad NV	1,873,292	90,232
	Aegon NV	29,857,909	87,496
	ASR Nederland NV	2,396,663	77,430
*,1	Just Eat Takeaway.com NV	603,064	65,081
*,1	Signify NV	2,151,115	64,541
	Koninklijke Vopak NV	1,118,887	61,167
1	ABN AMRO Bank NV	7,081,878	58,821
	Aalberts NV	1,642,159	58,645
	BE Semiconductor Industries NV	1,202,454	53,764
*	JDE Peet's BV	1,047,761	46,592
*	Altice Europe NV	9,786,368	46,400
	SBM Offshore NV	2,824,044	43,946
	Corbion NV	993,551	38,138

	TKH Group NV	752,827	29,690
*	Boskalis Westminster	1,415,511	26,738
*	Arcadis NV	1,276,250	26,212
1	Intertrust NV	1,403,404	26,005
*,1	GrandVision NV	850,730	24,402
	Aperam SA	837,668	23,861
*	Oci NV	1,687,067	20,102
	PostNL NV	8,181,482	20,067
1	Flow Traders	488,178	17,937
*,1	Basic-Fit NV	558,697	14,541
*	Accell Group NV	398,361	11,176
*	TomTom NV	1,353,676	10,839
	Eurocommercial Properties NV	778,995	9,630
^	AMG Advanced Metallurgical Group NV	512,797	9,138
	Nsi NV	251,013	8,936
	Sligro Food Group NV	528,374	8,296
	Vastned Retail NV	269,811	6,825
*	Koninklijke BAM Groep NV	4,348,045	6,775
^	Wereldhave NV	744,444	6,444
1	NIBC Holding NV	718,581	6,188
*,^	Fugro NV	1,333,133	5,369
	ForFarmers NV	536,044	3,451
1	B&S Group Sarl	374,754	2,361
*,^	Brunel International NV	291,106	2,104
*	Altice Europe NV Class B	2,689	13
*,^,§ SRH NV		672,039	—
			10,830,941
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	9,660,252	231,406
*	a2 Milk Co. Ltd.	12,577,835	175,270
	Spark New Zealand Ltd.	32,128,703	105,290
	Auckland International Airport Ltd.	19,658,255	83,800
	Meridian Energy Ltd.	21,556,346	69,989
	Ryman Healthcare Ltd.	7,045,070	62,532
	Contact Energy Ltd.	12,841,364	49,955
	Chorus Ltd.	7,207,917	35,614
	Mercury NZ Ltd.	11,060,210	34,386
	Fletcher Building Ltd. (XNZE)	14,824,803	33,324
	Goodman Property Trust	18,226,038	26,966
	Infratil Ltd.	8,060,405	25,885
	EBOS Group Ltd.	1,580,438	22,905
	SKYCITY Entertainment Group Ltd.	11,258,494	18,641
	Summerset Group Holdings Ltd.	3,542,564	18,525
*	Pushpay Holdings Ltd.	3,271,385	17,293
	Kiwi Property Group Ltd.	24,174,237	17,236
	Precinct Properties New Zealand Ltd.	14,081,791	16,057
	Genesis Energy Ltd.	7,952,718	15,423
	Metlifecare Ltd.	3,113,258	12,199
	Z Energy Ltd.	6,175,587	11,553
	Freightways Ltd.	2,427,651	11,304
	Argosy Property Ltd.	12,466,127	10,498
	Vital Healthcare Property Trust	5,874,383	10,218
	Vector Ltd.	3,846,032	9,950
^	Air New Zealand Ltd.	8,211,077	7,310
*	Synlait Milk Ltd.	1,559,068	7,136
	Kathmandu Holdings Ltd.	8,076,496	6,107
*	Restaurant Brands New Zealand Ltd.	731,568	5,801

	Scales Corp. Ltd.	1,626,975	5,675
^	Heartland Group Holdings Ltd.	6,007,000	5,252
^	Tourism Holdings Ltd.	2,188,589	2,736
*,^	SKY Network Television Ltd.	26,074,817	2,234
	Vista Group International Ltd.	2,067,191	1,753
	New Zealand Refining Co. Ltd.	2,457,757	1,161
			1,171,384
Norway (0.5%)
*	Dnb ASA	17,689,283	271,696
	Equinor ASA	16,642,263	249,520
	Telenor ASA	10,856,762	167,832
	Mowi ASA	7,217,502	131,078
	Orkla ASA	12,932,270	127,200
	Yara International ASA	2,914,471	122,944
*	TOMRA Systems ASA	1,999,044	82,306
*	Norsk Hydro ASA	22,647,046	63,972
*	Adevinta ASA Class B	3,836,484	61,412
*	Gjensidige Forsikring ASA	2,819,593	57,965
*	Schibsted ASA Class A	1,570,475	56,975
*	Bakkafrost P/F	870,923	53,130
*	Schibsted ASA Class B	1,372,924	44,910
*	Storebrand ASA	8,132,338	44,503
*	Nel ASA	21,302,392	44,407
*	Salmar ASA	889,122	42,288
1	Entra ASA	2,896,815	40,894
^	Aker BP ASA	1,861,029	35,438
*	Subsea 7 SA	3,946,045	30,230
^	TGS NOPEC Geophysical Co. ASA	1,975,548	29,407
1	Scatec Solar ASA	1,593,293	27,772
	Leroy Seafood Group ASA	4,470,979	25,920
*	Nordic Semiconductor ASA	2,518,303	24,975
*	Veidekke ASA	1,727,517	23,497
*	SpareBank 1 SR-Bank ASA	2,801,590	22,219
	Borregaard ASA	1,656,902	22,102
	Kongsberg Gruppen ASA	1,307,855	19,847
*	Norwegian Finans Holding ASA	2,540,808	18,981
^	Aker ASA	418,542	17,828
	SpareBank 1 SMN	1,975,835	17,023
	Atea ASA	1,283,043	14,898
^	Frontline Ltd.	1,529,252	12,333
	Austevoll Seafood ASA	1,450,360	12,259
	Grieg Seafood ASA	891,543	9,023
*,1	Sbanken ASA	1,223,411	8,825
1	Elkem ASA	4,066,601	7,793
^	Dno ASA	10,792,335	6,855
	Norway Royal Salmon ASA	273,782	6,800
1	BW LPG Ltd.	1,429,453	5,918
	BW Offshore Ltd.	1,585,330	5,521
	Sparebank 1 Oestlandet	529,984	5,130
*,^,1 Aker Solutions ASA		2,485,889	4,061
	Stolt-Nielsen Ltd.	445,284	4,009
	Wallenius Wilhelmsen ASA	1,758,633	2,608
	Ocean Yield ASA	813,844	1,994
*	Pgs ASA	5,446,083	1,942
*,^	Borr Drilling Ltd.	1,285,205	1,152
*	BW Energy Ltd.	304,202	574

*,^	Norwegian Air Shuttle ASA	800,427	201
			2,090,167
Other (0.2%)2
3	Vanguard FTSE Emerging Markets ETF	15,759,336	677,809

Pakistan (0.0%)
	Lucky Cement Ltd.	3,387,559	11,817
	Engro Corp. Ltd.	5,254,212	9,842
	MCB Bank Ltd.	7,871,748	8,387
	Oil & Gas Development Co. Ltd.	12,146,036	8,338
*	Hub Power Co. Ltd.	16,701,740	8,097
	Habib Bank Ltd.	10,934,799	8,053
	Pakistan Petroleum Ltd.	11,887,854	7,073
	Pakistan State Oil Co. Ltd.	6,288,913	6,806
	Fauji Fertilizer Co. Ltd.	9,913,629	6,591
	Pakistan Oilfields Ltd.	2,480,278	6,048
	Bank Alfalah Ltd.	21,839,710	4,924
	DG Khan Cement Co. Ltd.	6,081,711	3,834
	United Bank Ltd.	5,550,532	3,805
	Engro Fertilizers Ltd.	8,616,116	3,438
	Nishat Mills Ltd.	4,271,454	2,476
	Searle Co. Ltd.	1,531,484	2,299
	Millat Tractors Ltd.	360,033	1,846
*	SUI Northern Gas Pipeline Ltd.	5,450,904	1,816
*	National Bank of Pakistan Ltd.	6,135,281	1,124
*	SUI Southern Gas Co. Ltd.	12,921,366	1,107
	Kot Addu Power Co. Ltd.	7,047,009	1,043
	Fauji Cement Co. Ltd.	7,436,507	938
	Pakistan Telecommunication Co. Ltd.	1,174,000	61
			109,763
Peru (0.0%)
	Cia de Minas Buenaventura SAA ADR	3,389,045	40,194
§	Cia de Minas Buenaventura SAA	289,871	2,379
			42,573
Philippines (0.2%)
	SM Investments Corp.	8,259,716	150,807
	SM Prime Holdings Inc.	155,096,470	95,103
	Ayala Land Inc.	127,976,706	86,791
	Ayala Corp.	5,106,982	75,884
	BDO Unibank Inc.	33,984,353	60,775
	JG Summit Holdings Inc.	46,338,477	59,020
	PLDT Inc.	1,607,831	43,542
	Bank of the Philippine Islands	29,128,441	40,450
	International Container Terminal Services Inc.	18,829,712	36,967
	Universal Robina Corp.	14,329,957	35,787
	Manila Electric Co.	4,154,185	22,428
	Metropolitan Bank & Trust Co.	29,245,240	20,425
	Globe Telecom Inc.	473,474	19,870
	Jollibee Foods Corp.	6,697,124	18,422
	Metro Pacific Investments Corp.	240,347,200	15,321
	Puregold Price Club Inc.	14,875,855	14,522
	GT Capital Holdings Inc.	1,607,341	14,418
	San Miguel Food and Beverage Inc.	10,562,386	13,957
	Security Bank Corp.	7,390,978	13,880
	Aboitiz Power Corp.	24,202,190	12,661
	Robinsons Retail Holdings Inc.	9,726,581	12,202

*	Megaworld Corp.	192,499,641	11,778
	San Miguel Corp.	5,596,550	11,299
	Robinsons Land Corp.	32,299,042	10,147
*	Alliance Global Group Inc.	65,669,248	7,631
	Wilcon Depot Inc.	23,973,692	7,290
	Bloomberry Resorts Corp.	55,359,144	7,144
	LT Group Inc.	43,634,676	6,686
	First Gen Corp.	11,883,717	6,534
	Manila Water Co. Inc.	19,288,657	5,036
	DMCI Holdings Inc.	68,708,463	4,985
	Vista Land & Lifescapes Inc.	65,221,423	4,144
	Century Pacific Food Inc.	13,777,987	4,064
	Semirara Mining & Power Corp.	17,684,935	3,589
*	D&L Industries Inc.	32,938,302	3,088
	Filinvest Land Inc.	156,945,968	2,782
	Nickel Asia Corp.	47,213,285	2,498
*	Cebu Air Inc.	2,830,448	2,172
*,1	CEMEX Holdings Philippines Inc.	82,849,319	1,503
*,§	Altus Property Ventures Inc.	622,128	181
*,§	Energy Development Corp.	41,300	6
			965,789
Poland (0.2%)
*	CD Projekt SA	1,058,362	113,562
*	Powszechna Kasa Oszczednosci Bank Polski SA	14,334,501	83,022
*	KGHM Polska Miedz SA	2,305,149	77,605
	Polski Koncern Naftowy ORLEN SA	5,221,750	74,351
	Powszechny Zaklad Ubezpieczen SA	9,354,092	67,429
*,1	Dino Polska SA	822,405	45,529
	Polskie Gornictwo Naftowe i Gazownictwo SA	28,925,874	39,444
*	Bank Polska Kasa Opieki SA	2,643,318	35,672
*	Cyfrowy Polsat SA	4,569,654	33,954
*	Lpp SA	14,034	25,835
*	PGE Polska Grupa Energetyczna SA	12,482,110	21,960
	Grupa Lotos SA	1,667,534	21,546
*	Orange Polska SA	11,432,299	21,438
*	Santander Bank Polska SA	514,140	20,623
1	PLAY Communications SA	2,214,585	19,096
	Asseco Poland SA	1,030,645	17,647
*	mBank SA	207,778	10,341
*	Tauron Polska Energia SA	14,893,802	10,310
*	Kruk SA	260,103	9,004
	Kernel Holding SA	781,007	8,242
*	Bank Millennium SA	9,728,259	7,441
^	CCC SA	486,626	7,216
*	Enea SA	3,405,255	6,459
*,^	AmRest Holdings SE	1,138,324	5,923
*,^	Alior Bank SA	1,507,312	5,896
*	Grupa Azoty SA	743,244	5,660
*	Bank Handlowy w Warszawie SA	558,012	5,457
	Warsaw Stock Exchange	458,296	5,332
*	Eurocash SA	1,254,597	5,259
	Jastrzebska Spolka Weglowa SA	941,763	4,163
*	Ciech SA	381,673	3,131
*	Energa SA	1,423,964	2,963
*,§	getBACK SA	560,985	562
			822,072

Portugal (0.1%)
EDP - Energias de Portugal SA	43,633,945	219,309
Galp Energia SGPS SA	8,713,353	91,236
Jeronimo Martins SGPS SA	4,158,001	69,714
EDP Renovaveis SA	2,583,690	42,222
REN - Redes Energeticas Nacionais SGPS SA	7,175,282	20,641
Nos Sgps SA	3,827,667	16,916
* Banco Comercial Portugues SA	135,606,170	15,639
Navigator Co. SA	5,274,037	13,086
Sonae SGPS SA	15,312,304	10,705
Altri SGPS SA	1,558,604	7,711
Corticeira Amorim SGPS SA	617,892	7,176
* CTT-Correios de Portugal SA	2,321,421	6,198
* EDP - Energias de Portugal SA Rights Exp. 08/06/2020	44,074,713	4,475
Semapa-Sociedade de Investimento e Gestao SGPS SA	336,492	3,027
* Mota-Engil SGPS SA	1,458,618	2,009
* Banco Espirito Santo SA	19,970,703	45
		530,109
Qatar (0.2%)
Qatar National Bank QPSC	75,378,319	375,364
Qatar Islamic Bank SAQ	20,288,324	89,872
Industries Qatar QSC	34,282,778	73,564
Masraf Al Rayan QSC	65,598,042	71,238
Qatar Fuel QSC	9,085,448	40,464
Mesaieed Petrochemical Holding Co.	69,807,835	39,779
Commercial Bank PSQC	33,366,404	37,741
Qatar Electricity & Water Co. QSC	7,968,891	37,173
Qatar Gas Transport Co. Ltd.	44,869,980	34,625
Ooredoo QPSC	15,724,351	29,122
Qatar International Islamic Bank QSC	12,159,927	27,420
Barwa Real Estate Co.	30,438,014	26,395
* Doha Bank QPSC	24,662,507	16,136
Qatar Insurance Co. SAQ	25,405,631	13,890
Qatar Aluminum Manufacturing Co.	44,848,270	10,354
* Ezdan Holding Group QSC	25,000,150	9,436
Vodafone Qatar QSC	26,130,001	9,164
United Development Co. QSC	28,266,334	8,942
Al Meera Consumer Goods Co. QSC	1,346,036	7,068
* Gulf International Services QSC	13,944,390	6,428
Medicare Group	2,190,660	4,403
		968,578
Russia (0.8%)
* Sberbank of Russia PJSC	173,510,587	519,540
Lukoil PJSC	6,973,792	478,856
Gazprom PJSC	177,256,678	435,945
Novatek PJSC	15,324,151	226,291
MMC Norilsk Nickel PJSC	836,723	221,603
Tatneft PJSC Ordinary Shares	20,999,704	156,662
Rosneft Oil Co. PJSC	17,730,187	85,486
Polyus PJSC GDR	632,956	72,374
Surgutneftegas OAO Preference Shares	130,466,184	65,844
Surgutneftegas PJSC	111,222,768	55,917
* AK Transneft OAO Preference Shares	26,464	48,132
Inter RAO UES PJSC	604,836,531	47,204
* VTB Bank PJSC	85,553,378,711	44,555
Moscow Exchange MICEX-RTS PJSC	24,686,045	44,390

Magnit PJSC (XLON)	2,770,792	41,052
^ Mobile TeleSystems PJSC ADR	4,626,974	40,995
Alrosa PJSC	42,226,637	38,950
Novatek PJSC GDR	261,023	38,030
Magnit PJSC (MISX)	614,098	37,795
Polyus PJSC	156,009	35,592
Severstal PAO	2,689,728	33,011
Tatneft PJSC ADR	697,552	31,048
Mobile TeleSystems PJSC	6,090,423	26,828
* RusHydro PJSC	1,998,999,672	20,507
* Rostelecom PJSC	16,694,722	20,252
Novolipetsk Steel PJSC GDR	973,567	18,856
Tatneft PAO Preference Shares	2,565,652	18,658
PhosAgro PJSC GDR	1,467,987	17,347
Magnitogorsk Iron & Steel Works PJSC	31,496,910	17,006
Novolipetsk Steel PJSC	7,938,612	15,592
Federal Grid Co. Unified Energy System PJSC	4,744,037,542	12,728
MMC Norilsk Nickel PJSC ADR	437,975	11,441
Rosseti PJSC	526,028,133	11,321
* Aeroflot PJSC	8,165,683	9,108
Rosneft Oil Co. PJSC GDR	1,891,115	8,970
Unipro PJSC	204,431,678	7,812
Sistema PJSFC	28,031,141	7,507
1 Detsky Mir PJSC	4,708,328	7,418
Severstal PAO GDR	551,906	6,721
Sistema PJSFC GDR	1,269,938	6,568
Bashneft PJSC	215,214	5,032
M.Video PJSC	866,339	5,029
Surgutneftegas PJSC ADR	972,810	4,816
PhosAgro PJSC	122,322	4,439
* RussNeft PJSC	606,819	4,039
* Tmk PJSC	4,827,936	3,936
OGK-2 PJSC	372,545,407	3,780
Mosenergo PJSC	108,651,956	3,185
Raspadskaya OJSC	1,968,332	2,818
Enel Russia Pjsc	176,188,090	2,260
Mechel PJSC Preference Shares	1,821,704	2,078
Lenenergo PJSC Preference Shares	1,011,617	2,051
* Mechel PJSC	2,230,897	1,987
Tgc-1 PJSC	10,518,536,259	1,719
* Mechel PJSC ADR	692,138	1,177
Bashneft PAO Preference Shares	61,552	1,124
Lukoil Pjsc ADR	3,765	255
* Sberbank of Russia PJSC ADR	17,498	208
Tatneft PJSC ADR	3,290	147
		3,093,992
Saudi Arabia (0.7%)
Saudi Basic Industries Corp.	15,206,082	359,895
Al Rajhi Bank	20,318,896	319,341
Saudi Telecom Co.	10,104,775	263,018
1 Saudi Arabian Oil Co.	25,755,171	226,175
National Commercial Bank	22,688,498	219,473
Samba Financial Group	16,384,199	112,857
Riyad Bank	24,514,232	110,727
Banque Saudi Fransi	9,876,707	78,946
Saudi Arabian Fertilizer Co.	3,344,726	69,662
* Saudi Arabian Mining Co.	6,710,933	65,188

* Alinma Bank	15,788,172	61,429
Almarai Co. JSC	4,228,460	60,424
Arab National Bank	10,708,434	55,555
Savola Group	4,427,279	54,727
Saudi Electricity Co.	12,836,888	53,471
Yanbu National Petrochemical Co.	3,816,023	52,803
* Etihad Etisalat Co.	6,306,213	45,416
Jarir Marketing Co.	1,000,047	40,921
Bank AlBilad	5,965,877	37,327
* Bupa Arabia for Cooperative Insurance Co.	1,035,700	32,737
* Saudi Kayan Petrochemical Co.	11,751,596	25,402
Abdullah Al Othaim Markets Co.	751,881	24,017
Advanced Petrochemical Co.	1,742,364	23,747
Mouwasat Medical Services Co.	793,130	23,183
Sahara International Petrochemical Co.	5,730,052	22,095
* Co for Cooperative Insurance	1,014,441	21,991
Bank Al-Jazira	6,545,777	20,805
Southern Province Cement Co.	1,108,635	19,402
Saudi Cement Co.	1,177,676	17,647
Saudi Industrial Investment Group	3,604,958	17,635
Arabian Centres Co. Ltd.	2,735,349	17,442
* Dar Al Arkan Real Estate Development Co.	8,433,461	16,300
* National Industrialization Co.	5,348,436	14,778
Saudi Airlines Catering Co.	670,946	14,727
* Mobile Telecommunications Co. Saudi Arabia	4,836,702	14,633
Qassim Cement Co.	720,823	12,846
National Petrochemical Co.	1,994,692	12,785
* Emaar Economic City	6,662,555	12,622
Saudia Dairy & Foodstuff Co.	267,338	12,557
* Rabigh Refining & Petrochemical Co.	3,556,014	12,049
Saudi Ground Services Co.	1,486,536	11,576
* Seera Group Holding	2,499,563	11,045
Yamama Cement Co.	1,591,436	10,167
Yanbu Cement Co.	1,191,458	9,939
* Saudi Research & Marketing Group	611,051	9,608
Saudi Pharmaceutical Industries & Medical Appliances Corp.	982,955	8,235
Dallah Healthcare Co.	551,791	7,933
Aldrees Petroleum and Transport Services Co.	503,751	7,920
* Al Hammadi Co. for Development and Investment	1,113,998	7,724
United Electronics Co.	505,981	7,694
* City Cement Co.	1,613,033	7,467
Arriyadh Development Co.	1,709,505	6,937
* National Agriculture Development Co.	791,545	6,332
Eastern Province Cement Co.	673,124	6,158
Dur Hospitality Co.	855,349	5,949
Arabian Cement Co.	721,747	5,734
Leejam Sports Co. JSC	374,279	5,714
* Fawaz Abdulaziz Al Hokair & Co.	1,086,150	5,522
* Saudi Real Estate Co.	1,507,260	5,355
* Middle East Healthcare Co.	594,367	5,234
* Najran Cement Co.	1,631,906	5,168
Herfy Food Services Co.	432,908	5,137
* Saudi Ceramic Co.	500,928	5,052
United International Transportation Co.	549,366	4,762
* Saudi Chemical Co. Holding	705,828	4,667
* Saudi Public Transport Co.	1,111,663	4,599
National Gas & Industrialization Co.	593,990	4,518

National Medical Care Co.	364,374	4,435
* Al Jouf Cement Co.	1,618,094	3,948
* Hail Cement Co.	1,073,662	3,816
* Astra Industrial Group	701,558	3,797
* Mediterranean & Gulf Insurance & Reinsurance Co.	605,492	3,735
* Northern Region Cement Co.	1,370,404	3,687
* Aseer Trading Tourism & Manufacturing Co.	970,518	2,892
* Tabuk Cement Co.	739,576	2,634
* Abdul Mohsen Al-Hokair Tourism and Development Co.	650,395	2,450
* Bawan Co.	566,952	2,071
* Zamil Industrial Investment Co.	444,323	1,928
* Methanol Chemicals Co.	959,229	1,916
		2,900,210
Singapore (0.8%)
DBS Group Holdings Ltd.	30,150,123	435,538
Oversea-Chinese Banking Corp. Ltd.	57,883,653	362,569
United Overseas Bank Ltd.	21,638,527	304,660
Singapore Telecommunications Ltd.	124,914,708	226,704
Ascendas REIT	50,466,921	130,632
Wilmar International Ltd.	33,080,566	111,819
Keppel Corp. Ltd.	24,231,620	95,422
CapitaLand Ltd.	42,458,260	85,691
Singapore Exchange Ltd.	14,018,352	83,624
Mapletree Logistics Trust	44,292,962	68,994
Mapletree Industrial Trust	26,644,886	63,704
Singapore Technologies Engineering Ltd.	26,061,452	62,336
Venture Corp. Ltd.	4,478,145	58,482
CapitaLand Mall Trust	41,711,163	57,650
CapitaLand Commercial Trust	48,185,596	56,821
Singapore Airlines Ltd.	21,569,540	53,807
Genting Singapore Ltd.	97,938,482	52,540
Mapletree Commercial Trust	38,790,340	52,232
City Developments Ltd.	8,157,405	48,852
Keppel DC REIT	21,535,112	46,803
Frasers Logistics & Commercial Trust	44,174,553	43,730
UOL Group Ltd.	8,614,053	41,725
Suntec REIT	37,501,008	36,797
NetLink NBN Trust	50,683,557	35,520
ComfortDelGro Corp. Ltd.	34,786,182	34,609
Keppel REIT	36,100,694	29,053
Keppel Infrastructure Trust	64,718,140	25,750
Jardine Cycle & Carriage Ltd.	1,709,901	25,072
Mapletree North Asia Commercial Trust	38,097,468	23,904
Frasers Centrepoint Trust	12,920,462	22,569
Ascott Residence Trust	33,053,326	21,697
SATS Ltd.	10,809,622	21,667
Singapore Press Holdings Ltd.	27,476,280	21,421
Manulife US REIT	26,776,192	20,709
Sembcorp Industries Ltd.	15,696,229	19,815
Parkway Life REIT	5,693,522	14,775
Ascendas India Trust	13,553,537	13,874
CapitaLand Retail China Trust	14,026,477	12,629
Golden Agri-Resources Ltd.	109,603,588	12,604
Singapore Post Ltd.	23,679,012	12,301
Esr-REIT	43,003,994	12,294
CDL Hospitality Trusts	16,010,823	11,404
StarHub Ltd.	10,390,114	9,250

	Olam International Ltd.	9,408,495	9,161
	Sheng Siong Group Ltd.	7,332,718	9,090
	Hutchison Port Holdings Trust	80,989,835	8,782
	Raffles Medical Group Ltd.	13,339,194	8,524
	OUE Commercial REIT	30,092,144	8,405
	First Resources Ltd.	7,937,383	7,958
	ARA LOGOS Logistics Trust	16,255,085	7,837
	Aims Apac REIT	8,507,801	7,483
	Starhill Global REIT	21,451,526	7,296
	Wing Tai Holdings Ltd.	5,310,957	6,615
	Accordia Golf Trust	12,151,186	5,886
	Far East Hospitality Trust	13,691,752	4,913
	SIA Engineering Co. Ltd.	3,671,158	4,748
	Soilbuild Business Space REIT	14,646,484	4,344
	Sabana Shari'ah Compliant Industrial REIT	15,667,373	4,342
§	Best World International Ltd.	4,538,331	4,287
	Sph REIT	6,838,511	4,115
*	Yoma Strategic Holdings Ltd.	18,132,590	3,922
	Frasers Property Ltd.	4,626,915	3,914
	Keppel Pacific Oak US REIT	5,278,500	3,887
*	Thomson Medical Group Ltd.	95,012,234	3,820
	Frasers Hospitality Trust	11,018,238	3,464
*	Sembcorp Marine Ltd.	12,411,993	3,452
	First REIT	8,036,827	3,257
	Lendlease Global Commercial REIT	5,751,900	2,629
	Lippo Malls Indonesia Retail Trust	29,771,586	2,551
	Silverlake Axis Ltd.	11,706,621	2,522
	Asian Pay Television Trust	27,231,936	2,521
	Bumitama Agri Ltd.	4,262,315	1,552
§	Eagle Hospitality Trust	11,225,800	1,538
*,^,§ Hyflux Ltd.		7,030,168	1,074
*,^,§ Noble Group Ltd.		13,223,534	780
*,^,§ Ezra Holdings Ltd.		20,298,532	163
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
			3,136,881
South Africa (1 .0%)
	Naspers Ltd.	7,144,947	1,300,032
	AngloGold Ashanti Ltd.	7,037,178	229,580
	Gold Fields Ltd.	14,384,493	190,222
	FirstRand Ltd.	78,359,295	178,468
	Standard Bank Group Ltd.	21,716,063	138,112
	Impala Platinum Holdings Ltd.	12,537,244	111,920
	MTN Group Ltd.	30,450,548	106,507
	Sanlam Ltd.	29,947,983	105,983
*	Sibanye Stillwater Ltd.	36,881,960	104,331
	Bid Corp. Ltd.	5,664,155	93,423
	Anglo American Platinum Ltd.	1,043,878	80,131
	Vodacom Group Ltd.	10,133,097	76,037
*	Sasol Ltd.	9,405,092	76,027
	Absa Group Ltd.	12,193,730	56,512
	Clicks Group Ltd.	4,114,215	54,905
	Shoprite Holdings Ltd.	8,373,697	51,156
*	Aspen Pharmacare Holdings Ltd.	6,537,785	50,578
*	Harmony Gold Mining Co. Ltd.	7,786,429	50,294
*	Northam Platinum Ltd.	5,931,340	46,820
	Capitec Bank Holdings Ltd.	902,691	46,706
	Remgro Ltd.	8,654,537	46,666

* MultiChoice Group	7,406,171	45,637
Bidvest Group Ltd.	5,823,671	44,954
^ Old Mutual Ltd. (XLON)	62,957,978	41,973
Discovery Ltd.	6,270,718	40,776
Growthpoint Properties Ltd.	51,256,557	39,931
Nedbank Group Ltd.	5,988,785	36,756
Exxaro Resources Ltd.	4,317,534	34,060
Mr Price Group Ltd.	4,431,482	32,772
NEPI Rockcastle plc	6,216,774	32,223
SPAR Group Ltd.	3,334,426	32,124
Tiger Brands Ltd.	2,845,902	29,307
Mondi plc (XJSE)	1,614,184	29,235
Kumba Iron Ore Ltd.	892,137	28,850
Woolworths Holdings Ltd.	15,203,835	28,120
PSG Group Ltd.	2,804,633	25,093
Life Healthcare Group Holdings Ltd.	23,867,710	24,356
Rand Merchant Investment Holdings Ltd.	12,273,495	22,787
AVI Ltd.	5,445,356	22,448
African Rainbow Minerals Ltd.	1,826,904	20,858
Netcare Ltd.	25,284,306	20,132
Redefine Properties Ltd.	97,794,719	18,374
Foschini Group Ltd.	3,935,535	16,147
Momentum Metropolitan Holdings	16,552,179	16,104
Pick n Pay Stores Ltd.	6,038,935	15,811
Truworths International Ltd.	7,756,823	14,867
Fortress REIT Ltd. Class A	20,260,079	14,577
* Sappi Ltd.	9,591,808	13,765
Barloworld Ltd.	3,436,097	13,254
Resilient REIT Ltd.	5,137,191	13,170
Coronation Fund Managers Ltd.	4,357,402	10,003
^ DRDGOLD Ltd.	6,610,415	9,836
Santam Ltd.	632,645	9,804
Investec Ltd.	4,731,992	9,263
Old Mutual Ltd. (XJSE)	13,736,808	9,224
JSE Ltd.	1,325,852	8,997
Telkom SA SOC Ltd.	5,178,373	8,829
AECI Ltd.	1,673,802	8,458
Liberty Holdings Ltd.	2,014,666	8,162
* Ninety One Ltd.	2,496,680	7,260
1 Pepkor Holdings Ltd.	12,169,257	7,093
KAP Industrial Holdings Ltd.	43,346,576	6,557
1 Dis-Chem Pharmacies Ltd.	6,412,045	6,475
Equites Property Fund Ltd.	6,532,292	6,330
* Transaction Capital Ltd.	5,729,115	6,123
* Super Group Ltd.	5,342,152	5,918
Imperial Logistics Ltd.	2,835,895	5,517
Hyprop Investments Ltd.	4,560,491	5,304
Wilson Bayly Holmes-Ovcon Ltd.	800,758	5,238
Astral Foods Ltd.	610,830	4,916
Distell Group Holdings Ltd.	1,186,176	4,717
Motus Holdings Ltd.	2,838,799	4,698
Reunert Ltd.	2,565,064	4,667
Vukile Property Fund Ltd.	13,238,963	4,539
MAS Real Estate Inc.	6,750,536	4,531
Allied Electronics Corp. Ltd.	3,653,919	4,292
* DataTec Ltd.	3,192,825	4,215
* Omnia Holdings Ltd.	2,592,834	4,134

	Investec Property Fund Ltd.	7,059,152	3,789
	Raubex Group Ltd.	2,489,145	3,679
	Epp NV	6,634,923	3,541
	Advtech Ltd.	7,739,171	3,359
	Famous Brands Ltd.	1,333,090	3,283
*	Metair Investments Ltd.	2,952,144	3,132
	Peregrine Holdings Ltd.	2,644,322	3,118
*,^	Steinhoff International Holdings NV (XJSE)	52,485,620	3,080
	Cashbuild Ltd.	320,502	2,989
	Adcock Ingram Holdings Ltd.	1,152,820	2,959
	SA Corporate Real Estate Ltd.	39,330,737	2,879
*	Foschini Group Ltd. Rights Exp. 08/07/2020	1,617,233	2,592
	Emira Property Fund Ltd.	6,788,797	2,551
	Fortress REIT Ltd. Class B	17,237,023	2,488
	Attacq Ltd.	10,209,613	2,469
*,^	Brait SE	14,472,994	2,339
*	Long4Life Ltd.	12,752,208	2,311
^	Alexander Forbes Group Holdings Ltd.	11,662,925	2,212
	Zeder Investments Ltd.	13,732,917	1,957
*	Massmart Holdings Ltd.	1,703,421	1,956
	Hudaco Industries Ltd.	403,057	1,661
	Tsogo Sun Gaming Ltd.	8,054,986	1,516
	RMB Holdings Ltd.	18,942,742	1,509
*	Blue Label Telecoms Ltd.	9,263,682	1,489
	Grindrod Ltd.	6,882,770	1,482
	Curro Holdings Ltd.	2,556,471	1,329
	Murray & Roberts Holdings Ltd.	3,838,613	1,295
^	Hosken Consolidated Investments Ltd.	825,470	1,147
*	PPC Ltd.	22,121,368	1,004
*	Sun International Ltd.	1,728,742	984
	Lewis Group Ltd.	1,083,310	885
*	Tsogo Sun Hotels Ltd.	8,054,960	850
	Mediclinic International plc (XJSE)	231,543	821
*	Nampak Ltd.	9,695,298	666
*,^	EOH Holdings Ltd.	1,655,618	473
^	City Lodge Hotels Ltd.	500,865	469
*,^	Steinhoff International Holdings NV (XETR)	370,866	22
*	Sun International Ltd. Rights Exp. 08/07/2020	1,607,902	11
*,^,§ Great Basin Gold Ltd.		2,279,068	—
			4,222,267
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	78,912,971	3,856,781
	SK Hynix Inc.	8,717,652	610,378
	Samsung Electronics Co. Ltd. Preference Shares	14,492,595	605,324
	NAVER Corp.	2,234,173	567,596
*,^	Celltrion Inc.	1,742,639	434,424
	LG Chem Ltd.	787,912	377,284
	Samsung SDI Co. Ltd.	886,286	296,712
	Hyundai Motor Co.	2,385,859	254,478
	Kakao Corp.	864,215	250,722
	NCSoft Corp.	283,349	193,073
	KB Financial Group Inc.	6,470,218	191,488
	Hyundai Mobis Co. Ltd.	1,088,538	188,357
	Shinhan Financial Group Co. Ltd.	7,483,666	187,789
	Posco	1,152,279	185,943
	LG Household & Health Care Ltd.	151,507	174,737
	Kia Motors Corp.	4,357,725	148,321

*,1	Samsung Biologics Co. Ltd.	225,514	139,043
	KT&G Corp.	1,887,297	128,098
	Samsung C&T Corp.	1,417,188	126,238
	Hana Financial Group Inc.	4,870,931	120,873
	Samsung Electro -Mechanics Co. Ltd.	939,661	111,163
	LG Electronics Inc.	1,857,537	110,458
	SK Innovation Co. Ltd.	964,598	103,203
	SK Holdings Co. Ltd.	524,328	97,733
	LG Corp.	1,531,519	95,103
*	Celltrion Healthcare Co. Ltd.	1,196,500	95,012
	Samsung Fire & Marine Insurance Co. Ltd.	562,148	80,916
	Amorepacific Corp.	544,484	76,090
	Samsung SDS Co. Ltd.	541,994	75,963
	Woori Financial Group Inc.	9,225,902	65,986
	Coway Co. Ltd.	961,184	61,964
	Korea Zinc Co. Ltd.	167,353	58,193
*	Korea Electric Power Corp.	3,610,113	57,917
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	733,918	55,115
^	Seegene Inc.	241,912	52,782
	SK Telecom Co. Ltd.	284,156	52,629
	Mirae Asset Daewoo Co. Ltd.	7,882,290	52,338
*,^	HLB Inc.	693,697	48,799
*	Alteogen Inc.	304,006	48,754
	CJ CheilJedang Corp.	137,159	44,504
	Samsung Life Insurance Co. Ltd.	1,078,786	43,095
	Hyundai Motor Co. 2nd Preference Shares	729,832	42,501
	Orion Corp.	377,808	42,495
*	LG Display Co. Ltd.	3,809,117	40,320
	Yuhan Corp.	781,549	37,584
	Hyundai Engineering & Construction Co. Ltd.	1,244,315	35,943
*	Samsung Heavy Industries Co. Ltd.	7,398,573	35,654
	S-Oil Corp.	692,494	35,589
	Lotte Chemical Corp.	250,846	35,575
^	Hanjin Kal Corp.	501,265	35,359
	Hyundai Heavy Industries Holdings Co. Ltd.	177,522	35,306
	Kangwon Land Inc.	1,825,555	35,048
	SK Chemicals Co. Ltd.	152,708	34,552
	Industrial Bank of Korea	4,837,876	33,011
	LG Innotek Co. Ltd.	242,396	32,901
	Daelim Industrial Co. Ltd.	465,749	32,760
	E-MART Inc.	340,077	32,559
	DB Insurance Co. Ltd.	807,437	31,935
	LG Uplus Corp.	3,280,223	31,577
*,^,1 Netmarble Corp.		289,965	31,192
	Hotel Shilla Co. Ltd.	526,093	31,127
*,^	Celltrion Pharm Inc.	310,190	30,749
*	Genexine Co. Ltd.	295,498	30,620
	Hyundai Glovis Co. Ltd.	317,072	29,726
	Hanwha Solutions Corp.	1,368,448	29,374
*,^	KMW Co. Ltd.	483,299	28,988
	Hankook Tire & Technology Co. Ltd.	1,306,674	28,614
	Douzone Bizon Co. Ltd.	315,010	27,775
	Samsung Securities Co. Ltd.	1,128,348	27,471
*	Samsung Engineering Co. Ltd.	2,735,516	27,437
	Korea Investment Holdings Co. Ltd.	655,912	26,866
	Hanmi Pharm Co. Ltd.	121,234	26,852
	Hyundai Steel Co.	1,279,099	26,714

	S-1 Corp.	341,945	25,976
	GS Holdings Corp.	875,510	25,767
	Fila Holdings Corp.	878,244	24,703
*,^	HMM Co. Ltd.	4,787,945	23,699
	POSCO Chemical Co. Ltd.	369,922	23,575
	Hanon Systems	2,779,791	23,278
	GS Engineering & Construction Corp.	1,017,256	23,066
	Korea Aerospace Industries Ltd.	1,138,390	22,963
	BNK Financial Group Inc.	5,187,453	22,421
	AMOREPACIFIC Group	493,475	22,103
	SK Telecom Co. Ltd. ADR	1,062,963	21,568
	Kumho Petrochemical Co. Ltd.	301,370	21,436
	Shinsegae Inc.	118,491	20,849
	Hyundai Marine & Fire Insurance Co. Ltd.	1,057,223	20,692
*	WONIK IPS Co. Ltd.	625,121	20,237
*	Korean Air Lines Co. Ltd.	1,377,447	20,179
	SKC Co. Ltd.	338,324	19,915
	LG Chem Ltd. Preference Shares	87,708	19,671
	Hanwha Corp.	908,326	19,399
	Cheil Worldwide Inc.	1,196,737	19,317
	Hite Jinro Co. Ltd.	544,467	19,045
	Hansol Chemical Co. Ltd.	148,756	18,930
	LEENO Industrial Inc.	161,728	18,705
	Bukwang Pharmaceutical Co. Ltd.	595,052	18,510
*	Doosan Heavy Industries & Construction Co. Ltd.	2,084,815	18,388
	NongShim Co. Ltd.	57,547	17,854
*,^	Helixmith Co. Ltd.	392,247	17,836
	DB HiTek Co. Ltd.	610,395	17,634
	Green Cross Corp.	91,562	17,492
*,^	Pharmicell Co. Ltd.	913,733	17,458
*	Pearl Abyss Corp.	109,227	17,301
	Com2uSCorp	170,734	17,287
	CJ ENM Co. Ltd.	176,031	17,048
	SK Materials Co. Ltd.	82,020	16,902
	Koh Young Technology Inc.	204,690	16,896
	LG Household & Health Care Ltd. Preference Shares	27,974	16,796
*	CJ Logistics Corp.	130,083	16,734
	KIWOOM Securities Co. Ltd.	206,395	16,668
	NH Investment & Securities Co. Ltd.	2,249,698	16,610
	Hyundai Elevator Co. Ltd.	416,875	16,238
^	Ecopro BM Co. Ltd.	137,182	16,194
*	Hanall Biopharma Co. Ltd.	658,674	16,044
	Ilyang Pharmaceutical Co. Ltd.	223,022	15,805
	CJ Corp.	223,288	15,459
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	773,110	15,403
	Hanssem Co. Ltd.	173,855	14,898
*	OCI Co. Ltd.	308,337	14,564
^	HDC Hyundai Development Co -Engineering & Construction	778,866	14,216
*	Hugel Inc.	107,329	14,166
	Dongjin Semichem Co. Ltd.	526,759	14,042
	Mando Corp.	593,467	13,775
*,^	Doosan Infracore Co. Ltd.	2,281,976	13,662
	Meritz Securities Co. Ltd.	5,274,967	13,661
	Hyundai Department Store Co. Ltd.	268,684	13,480
	GS Retail Co. Ltd.	466,409	13,461
*	Enzychem Lifesciences Corp.	109,526	13,206
	DGB Financial Group Inc.	3,021,598	13,094

*	Doosan Fuel Cell Co. Ltd.	335,425	12,940
	Eo Technics Co. Ltd.	136,731	12,793
	Lotte Shopping Co. Ltd.	193,755	12,701
*	Hanwha Aerospace Co. Ltd.	615,754	12,608
	Chong Kun Dang Pharmaceutical Corp.	110,431	12,539
*	NHN Corp.	178,256	12,352
*	Hyundai Rotem Co. Ltd.	812,959	12,348
*	MedPacto Inc.	151,424	12,216
*	LegoChem Biosciences Inc.	249,826	12,090
*,^	Mezzion Pharma Co. Ltd.	84,157	12,058
§	Soulbrain Holdings Co. Ltd.	149,690	12,049
	Iljin Materials Co. Ltd.	282,096	12,043
	Lotte Corp.	454,214	11,861
	JYP Entertainment Corp.	465,094	11,689
	Samsung Card Co. Ltd.	480,833	11,420
	SK Networks Co. Ltd.	2,661,353	11,389
*	Chabiotech Co. Ltd.	659,860	11,129
	BGF retail Co. Ltd.	106,369	11,115
	LS Electric Co. Ltd.	245,772	11,083
	Posco International Corp.	936,254	10,915
*	GemVax & Kael Co. Ltd.	559,334	10,906
	Hyundai Motor Co. Preference Shares	187,712	10,900
*	ABLBio Inc.	403,319	10,887
	Kolmar Korea Co. Ltd.	273,860	10,778
	Youngone Corp.	517,767	10,503
*	Daewoo Engineering & Construction Co. Ltd.	3,568,192	10,471
	Medytox Inc.	71,825	10,432
	LOTTE Fine Chemical Co. Ltd.	281,250	10,345
*	Pan Ocean Co. Ltd.	3,444,471	10,196
	LS Corp.	285,969	10,093
	DoubleUGames Co. Ltd.	157,586	10,082
	Korea Gas Corp.	468,995	10,000
	Ottogi Corp.	21,259	9,952
	KEPCO Plant Service & Engineering Co. Ltd.	400,959	9,910
	Hyundai Mipo Dockyard Co. Ltd.	372,762	9,793
*	Korea Electric Power Corp. ADR	1,236,023	9,678
	NICE Information Service Co. Ltd.	565,385	9,634
^	Ecopro Co. Ltd.	314,173	9,617
	Kolon Industries Inc.	337,380	9,575
	Hyundai Wia Corp.	299,097	9,570
	Doosan Bobcat Inc.	420,788	9,530
	Green Cross Holdings Corp.	425,949	9,474
*	HLB Life Science CO Ltd.	673,436	9,454
	Meritz Fire & Marine Insurance Co. Ltd.	901,837	9,403
	SFA Engineering Corp.	316,233	9,372
	Shinhan Financial Group Co. Ltd. ADR	376,450	9,347
	Taeyoung Engineering & Construction Co. Ltd.	687,346	9,258
	DongKook Pharmaceutical Co. Ltd.	73,988	9,123
	Cosmax Inc.	116,332	9,085
	KCC Corp.	80,129	9,058
	Seoul Semiconductor Co. Ltd.	603,145	9,046
*,^,§ SillaJen Inc.		887,353	9,012
	Sam Chun Dang Pharm Co. Ltd.	221,862	9,004
	Korean Reinsurance Co.	1,496,915	8,963
	Hyosung Corp.	155,752	8,948
*	L&F Co. Ltd.	259,652	8,856
	Hanjin Transportation Co. Ltd.	205,199	8,851

^	Paradise Co. Ltd.	801,335	8,828
*,^	G-treeBNT Co. Ltd.	356,726	8,770
	Dongsuh Cos. Inc.	477,977	8,672
	JB Financial Group Co. Ltd.	2,236,748	8,647
*	Yungjin Pharmaceutical Co. Ltd.	1,564,094	8,609
*,^	Komipharm International Co. Ltd.	627,976	8,596
*	Amicogen Inc.	270,996	8,560
*	Oscotec Inc.	388,880	8,524
^	Ssangyong Cement Industrial Co. Ltd.	1,935,666	8,224
*	SM Entertainment Co. Ltd.	311,580	8,195
	NEPES Corp.	277,109	8,031
*	Webzen Inc.	283,851	7,949
	IS Dongseo Co. Ltd.	214,649	7,901
^	Hanmi Science Co. ltd	221,795	7,872
*	ST Pharm Co. Ltd.	152,183	7,864
*,^	BH Co. Ltd.	396,051	7,794
	Innocean Worldwide Inc.	183,786	7,710
*	Binex Co. Ltd.	411,247	7,645
*	Studio Dragon Corp.	105,471	7,567
	F&F Co. Ltd.	107,856	7,416
*,^	CrystalGenomics Inc.	616,900	7,330
	PI Advanced Materials Co. Ltd.	255,580	7,325
*,^	Lotte Tour Development Co. Ltd.	506,171	7,003
	SK Discovery Co. Ltd.	171,011	6,963
	Amorepacific Corp. Preference Shares	134,469	6,959
	Daesang Corp.	322,769	6,917
	AfreecaTV Co. Ltd.	129,974	6,883
	Dawonsys Co. Ltd.	401,826	6,865
	Daewoong Pharmaceutical Co. Ltd.	73,701	6,837
	Daou Technology Inc.	387,806	6,780
	JW Pharmaceutical Corp.	224,233	6,778
	Daewoong Co. Ltd.	309,185	6,671
*	CMG Pharmaceutical Co. Ltd.	1,810,829	6,648
	Mcnex Co. Ltd.	203,420	6,629
*,^	Medipost Co. Ltd.	279,567	6,555
*	SFA Semicon Co. Ltd.	1,252,270	6,481
^	Foosung Co. Ltd.	930,346	6,442
*	YG Entertainment Inc.	187,477	6,423
	OptoElectronics Solutions Co. Ltd.	126,186	6,382
	Silicon Works Co. Ltd.	156,866	6,354
*	Daeduck Electronics Co. Ltd.	536,979	6,310
	Daea TI Co. Ltd.	1,057,809	6,305
*,^	Doosan Solus Co. Ltd.	197,725	6,278
^	Partron Co. Ltd.	652,790	6,152
	Samwha Capacitor Co. Ltd.	120,316	6,144
	Poongsan Corp.	301,102	6,141
*	CJ CGV Co. Ltd.	370,079	6,121
*,^	Naturecell Co. Ltd.	764,464	6,108
*	Duk San Neolux Co. Ltd.	206,728	6,073
*,^	Kuk-il Paper Manufacturing Co. Ltd.	1,312,875	6,018
*	Ananti Inc.	675,400	5,920
*	Asiana Airlines Inc.	1,709,181	5,876
*	Hyundai Bioscience Co. Ltd.	542,593	5,675
*	Telcon RF Pharmaceutical Inc.	1,211,110	5,612
*	Osstem Implant Co. Ltd.	181,305	5,609
	Jeil Pharmaceutical Co. Ltd.	117,867	5,558
	Chongkundang Holdings Corp.	53,426	5,555

^	Hanwha Life Insurance Co. Ltd.	4,496,491	5,540
*	Aprogen pharmaceuticals Inc.	4,237,366	5,468
*	Hyosung Advanced Materials Corp.	48,587	5,411
	Handsome Co. Ltd.	212,181	5,407
^	Dong-A ST Co. Ltd.	69,205	5,384
	TES Co. Ltd.	247,630	5,326
*,^	Kumho Tire Co. Inc.	2,180,343	5,295
	Hyundai Greenfood Co. Ltd.	794,444	5,271
	NICE Holdings Co. Ltd.	303,042	5,195
	Ahnlab Inc.	103,521	5,129
*,^	Neowiz	214,219	5,103
*,^	KH Vatec Co. Ltd.	247,690	5,092
	Shinsegae International Inc.	40,783	5,076
	HDC Holdings Co. Ltd.	610,857	4,988
	LG Hausys Ltd.	94,311	4,961
	LOTTE Himart Co. Ltd.	193,289	4,959
*	Anterogen Co. Ltd.	88,598	4,943
	Samyang Holdings Corp.	82,176	4,931
^	Hana Tour Service Inc.	155,015	4,920
	LG International Corp.	385,829	4,904
	LIG Nex1 Co. Ltd.	172,576	4,880
	Lotte Chilsung Beverage Co. Ltd.	57,372	4,874
	Huchems Fine Chemical Corp.	347,357	4,859
*	Innox Advanced Materials Co. Ltd.	110,635	4,853
	Taekwang Industrial Co. Ltd.	8,417	4,821
	Korea Petrochemical Ind Co. Ltd.	48,772	4,774
	Toptec Co. Ltd.	319,888	4,758
	LG Electronics Inc. Preference Shares	208,973	4,730
*	Dongkuk Steel Mill Co. Ltd.	923,559	4,718
*	iNtRON Biotechnology Inc.	390,464	4,696
	Huons Co. Ltd.	92,316	4,675
*	Eutilex Co. Ltd.	158,870	4,645
	Hyundai Home Shopping Network Corp.	91,099	4,636
^	HS Industries Co. Ltd.	777,555	4,521
	Wemade Co. Ltd.	145,183	4,519
^	Hyosung TNC Co. Ltd.	47,069	4,495
*	NKMax Co. Ltd.	329,306	4,440
	Daishin Securities Co. Ltd.	500,021	4,354
*	Cafe24 Corp.	98,638	4,349
	Hankook Technology Group Co. Ltd.	362,736	4,346
	Kwang Dong Pharmaceutical Co. Ltd.	562,444	4,326
	S&T Motiv Co. Ltd.	114,172	4,309
	Advanced Process Systems Corp.	192,536	4,303
	GS Home Shopping Inc.	46,571	4,148
*,^	Peptron Inc.	241,918	4,009
	Binggrae Co. Ltd.	77,194	3,947
*,^	Feelux Co. Ltd.	1,080,305	3,931
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	37,910	3,904
*,^	Hyundai Construction Equipment Co. Ltd.	203,648	3,902
	Doosan Co. Ltd.	97,639	3,900
*,^	Dentium Co. Ltd.	111,651	3,850
*	Insun ENT Co. Ltd.	497,451	3,836
	Grand Korea Leisure Co. Ltd.	356,950	3,825
*	DIO Corp.	172,027	3,804
*,^	Hyosung Heavy Industries Corp.	102,278	3,737
	Dong-A Socio Holdings Co. Ltd.	44,274	3,701
*	Zinus Inc.	55,410	3,700

*	Hyundai Electric & Energy System Co. Ltd.	352,685	3,698
	Green Cross Cell Corp.	101,150	3,586
	Vieworks Co. Ltd.	115,614	3,508
	Korea Electric Terminal Co. Ltd.	106,437	3,477
	Dongwon Industries Co. Ltd.	21,630	3,418
*	Hansol Technics Co. Ltd.	435,620	3,410
	KC Tech Co. Ltd.	172,305	3,370
	i-SENS Inc.	136,397	3,278
^	SK Securities Co. Ltd.	4,648,403	3,276
^	Tongyang Inc.	3,249,627	3,260
	Korea Real Estate Investment & Trust Co. Ltd.	2,225,022	3,207
	Jusung Engineering Co. Ltd.	544,164	3,207
	Young Poong Corp.	7,292	3,190
	Meritz Financial Group Inc.	444,376	3,177
*	Hancom Inc.	222,030	3,160
*	Stcube	375,140	3,120
^	Sangsangin Co. Ltd.	656,876	3,108
	Orion Holdings Corp.	297,157	3,107
	Sebang Global Battery Co. Ltd.	123,867	3,085
	Hyosung Chemical Corp.	33,936	3,059
*,^	Samsung Pharmaceutical Co. Ltd.	846,734	3,030
*	Dongsung Pharmaceutical Co. Ltd.	274,517	3,020
	Maeil Dairies Co. Ltd.	47,854	2,982
*,^	CUROCOM Co. Ltd.	1,445,393	2,948
	LF Corp.	285,962	2,871
	Mirae Asset Life Insurance Co. Ltd.	1,061,980	2,857
	Songwon Industrial Co. Ltd.	260,147	2,833
	Hansol Paper Co. Ltd.	243,945	2,821
	GOLFZON Co. Ltd.	43,919	2,813
	Dongwon F&B Co. Ltd.	18,177	2,771
	Posco ICT Co. Ltd.	754,872	2,758
^	Halla Holdings Corp.	112,415	2,755
	Youlchon Chemical Co. Ltd.	197,380	2,739
^	JW Holdings Corp.	602,658	2,711
^	ICD Co. Ltd.	206,202	2,705
	KEPCO Engineering & Construction Co. Inc.	195,964	2,669
	Daishin Securities Co. Ltd. Preference Shares	341,235	2,666
	KB Financial Group Inc. ADR	90,669	2,653
	Samyang Corp.	49,428	2,646
	Kolmar Korea Holdings Co. Ltd.	107,261	2,622
*	Yuanta Securities Korea Co. Ltd.	1,083,742	2,604
*	Taihan Electric Wire Co. Ltd.	3,843,791	2,592
	InBody Co. Ltd.	178,274	2,500
^	Kumho Industrial Co. Ltd.	433,284	2,485
^	Cuckoo Homesys Co. Ltd.	81,935	2,470
*	Korea Line Corp.	178,335	2,445
	SL Corp.	252,266	2,417
*	Hanwha General Insurance Co. Ltd.	1,017,257	2,416
*,^	Vidente Co. Ltd.	422,874	2,404
	Eugene Investment & Securities Co. Ltd.	747,626	2,404
	Nexen Tire Corp.	545,196	2,394
^	Hansae Co. Ltd.	266,607	2,376
*	Lock&Lock Co. Ltd.	253,620	2,368
	CJ CheilJedang Corp. Preference Shares	19,037	2,354
*,^	Interflex Co. Ltd.	177,700	2,313
	iMarketKorea Inc.	317,921	2,272
*	Seobu T&D	373,804	2,268

*,§	KONA I Co. Ltd.	206,503	2,262
	NS Shopping Co. Ltd.	213,314	2,258
	SK Gas Ltd.	30,978	2,240
	Hanil Cement Co. Ltd.	31,138	2,222
	Youngone Holdings Co. Ltd.	76,041	2,222
	Modetour Network Inc.	232,289	2,201
	Interpark Corp.	1,013,987	2,184
	INTOPS Co. Ltd.	180,507	2,170
^	Aekyung Industrial Co. Ltd.	112,965	2,155
	KC Co. Ltd.	109,904	2,145
*	Wonik Holdings Co. Ltd.	509,506	2,122
*,^	Inscobee Inc.	1,278,808	2,112
	Hyundai Livart Furniture Co. Ltd.	130,989	2,103
	Samchully Co. Ltd.	32,206	2,098
	Harim Holdings Co. Ltd.	360,803	2,023
	Daeduck Co. Ltd.	350,592	2,022
	Namhae Chemical Corp.	309,890	2,013
*	Gamevil Inc.	71,162	2,006
*,^	Able C&C Co. Ltd.	284,919	1,997
*	KCC Glass Corp.	73,043	1,973
	Dae Han Flour Mills Co. Ltd.	13,712	1,909
	Lotte Confectionery Co. Ltd.	20,576	1,905
	SPC Samlip Co. Ltd.	33,950	1,862
	Huons Global Co. Ltd.	68,119	1,858
	Korea Asset In Trust Co. Ltd.	786,023	1,850
	Humedix Co. Ltd.	73,996	1,773
	Kolon Corp.	111,659	1,765
	Dae Hwa Pharmaceutical Co. Ltd.	158,443	1,720
*,^	Coreana Cosmetics Co. Ltd.	394,424	1,709
	KT Skylife Co. Ltd.	231,378	1,641
*	Hanwha Investment & Securities Co. Ltd.	1,087,838	1,614
	Hankook Shell Oil Co. Ltd.	8,135	1,607
	Lotte Food Co. Ltd.	5,680	1,570
	Sungwoo Hitech Co. Ltd.	635,592	1,570
*,^	Ssangyong Motor Co.	502,923	1,557
	Namyang Dairy Products Co. Ltd.	6,093	1,555
	KISWIRE Ltd.	115,135	1,517
	BGF Co. Ltd.	425,100	1,503
	Woongjin Thinkbig Co. Ltd.	672,377	1,448
	Sung Kwang Bend Co. Ltd.	229,084	1,445
*	Lutronic Corp.	289,706	1,418
	LG HelloVision Co. Ltd.	418,958	1,401
*,§	Cellumed Co. Ltd.	278,259	1,397
*,^	GNCO Co. Ltd.	1,302,432	1,382
	Hyundai Corp.	109,504	1,363
*	Homecast Co. Ltd.	449,092	1,347
	Seah Besteel Corp.	146,284	1,346
	Kyobo Securities Co. Ltd.	227,801	1,286
	It's Hanbul Co. Ltd.	58,492	1,284
*,^	Taewoong Co. Ltd.	114,591	1,237
	KTB Investment & Securities Co. Ltd.	596,367	1,229
	Cuckoo Holdings Co. Ltd.	18,059	1,217
*	Hansol Holdings Co. Ltd.	431,641	1,185
	TK Corp.	188,198	1,177
	E1 Corp.	36,346	1,161
	AK Holdings Inc.	76,189	1,158
*	Eusu Holdings Co. Ltd.	233,584	1,126

	Tongyang Life Insurance Co. Ltd.	436,665	1,098
*,^	Lumens Co. Ltd.	671,176	1,086
	Cell Biotech Co. Ltd.	72,304	1,086
	KISCO Corp.	289,193	1,085
*,§	Yuyang DNU Co. Ltd.	1,046,564	1,072
	Daekyo Co. Ltd.	317,571	1,070
*	Agabang&Company	422,993	1,044
	SeAH Steel Corp.	18,142	960
*,^	Muhak Co. Ltd.	210,792	956
	Sam Young Electronics Co. Ltd.	142,933	940
	S&T Dynamics Co. Ltd.	221,389	937
*	SBS Media Holdings Co. Ltd.	561,659	889
	Hanil Holdings Co. Ltd.	22,911	849
*,^	COSON Co. Ltd.	214,941	838
*	Byucksan Corp.	557,959	835
	CJ Freshway Corp.	63,650	811
	Sindoh Co. Ltd.	38,198	745
*,^	Humax Co. Ltd.	197,853	731
	DB Financial Investment Co. Ltd.	211,514	633
	SeAH Steel Holdings Corp.	16,856	568
*	L&F Co. Ltd. Rights Exp. 08/07/2020	37,625	488
*,^	Esmo Corp.	1,427,158	477
	Samsung Electronics Co. Ltd. GDR	40	49
*,§	Tera Resource Co. Ltd.	209,223	8
*,§	CNK International Co. Ltd.	259,916	—
*,§	Soulbrain Co. Ltd.	66,924	—
			14,147,230
Spain (1.5%)
*	Iberdrola SA (XMAD)	99,347,184	1,284,094
	Banco Santander SA (XMAD)	268,108,684	574,953
	Industria de Diseno Textil SA	17,750,726	470,358
	Amadeus IT Group SA	7,054,301	352,259
	Banco Bilbao Vizcaya Argentaria SA	112,747,017	351,064
	Telefonica SA	79,754,465	334,014
^,1	Cellnex Telecom SA	4,564,703	287,278
*	Ferrovial SA	8,106,823	198,512
*	Repsol SA	23,186,161	182,840
	Grifols SA	5,440,015	158,498
*,1	Aena SME SA	1,190,622	155,240
	Endesa SA	5,318,581	151,723
	Red Electrica Corp. SA	7,249,659	141,331
	CaixaBank SA	61,158,252	131,555
	Enagas SA	4,197,126	105,891
	ACS Actividades de Construccion y Servicios SA	4,284,196	99,379
^	Naturgy Energy Group SA	5,022,477	93,458
	Siemens Gamesa Renewable Energy SA	3,805,877	89,801
	Bankinter SA	11,723,160	60,951
	Viscofan SA	668,626	48,989
	Inmobiliaria Colonial Socimi SA	5,656,276	48,484
	Merlin Properties Socimi SA	5,779,978	47,821
^	Acciona SA	355,865	39,506
*	Masmovil Ibercom SA	1,444,963	38,632
	Banco de Sabadell SA	95,890,703	32,914
	Mapfre SA	17,001,094	30,786
*	Iberdrola SA	2,279,288	29,319
	Ebro Foods SA	1,229,671	27,578
	Bankia SA	20,552,209	26,186

*	Acerinox SA	2,922,481	25,199
*	Pharma Mar SA	236,298	25,074
	Banco Santander SA (XMEX)	9,179,183	21,035
	Zardoya Otis SA	3,043,008	20,201
	Cia de Distribucion Integral Logista Holdings SA	1,041,263	19,442
*,^	Cellnex Telecom SA Rights Exp. 08/07/2020	4,578,232	19,145
	Faes Farma SA	4,524,571	19,043
*	Applus Services SA	2,351,060	18,224
*	Fluidra SA	984,232	16,299
*,^	Indra Sistemas SA	2,128,722	16,075
	CIE Automotive SA	930,563	14,721
*,1	Neinor Homes SA	1,217,042	14,563
1	Euskaltel SA	1,551,711	14,446
*	Sacyr SA	6,258,604	14,158
*	Almirall SA	1,257,200	13,915
	Prosegur Cia de Seguridad SA	4,364,683	11,599
*	Construcciones y Auxiliar de Ferrocarriles SA	295,154	10,132
*	Mediaset Espana Comunicacion SA	2,893,576	9,465
*,1	Unicaja Banco SA	13,107,273	7,299
*	Melia Hotels International SA	1,895,305	7,016
1	Gestamp Automocion SA	2,888,718	6,942
*,1	Aedas Homes SA	322,375	6,808
^	Ence Energia y Celulosa SA	2,236,320	6,742
*	Tecnicas Reunidas SA	500,683	6,289
1	Global Dominion Access SA	1,827,655	5,982
	Lar Espana Real Estate Socimi SA	1,040,882	5,463
	Grifols SA Preference Shares	277,108	5,283
1	Prosegur Cash SA	6,134,719	5,061
*,1	Metrovacesa SA	699,931	4,831
*	Liberbank SA	21,187,074	4,113
*,^	Distribuidora Internacional de Alimentacion SA	29,723,655	3,910
^	Bolsas y Mercados Espanoles SHMSF SA	98,016	3,800
^	Atresmedia Corp. de Medios de Comunicacion SA	1,399,586	3,799
*	Promotora de Informaciones SA	6,373,282	3,241
*,^	NH Hotel Group SA	333,204	1,003
*,^	Audax Renovables SA	37,308	68
	Telefonica SA ADR	15,725	66
*,^,§ Let's GOWEX SA		155,449	—
			5,983,866
Sweden (2.3%)
	Telefonaktiebolaget LM Ericsson Class B	50,898,185	592,204
	Investor AB Class B	8,406,844	498,817
	Atlas Copco AB Class A	10,605,758	470,805
*	Volvo AB Class B	25,281,386	436,908
	Assa Abloy AB Class B	15,496,904	342,113
*	Sandvik AB	18,209,108	340,302
*	Essity AB Class B	10,242,674	337,951
*	Hexagon AB Class B	4,304,670	281,514
*	Swedbank AB Class A	16,966,542	275,507
	Atlas Copco AB Class B	6,408,147	248,012
*	Skandinaviska Enskilda Banken AB Class A	24,581,913	237,832
*	Svenska Handelsbanken AB Class A	24,783,816	233,723
	Hennes & Mauritz AB Class B	14,825,041	231,083
	Swedish Match AB	2,653,132	204,421
	Telia Co. AB	43,163,828	168,198
1	Evolution Gaming Group AB	2,249,132	152,628
	Epiroc AB Class A	10,808,971	151,132

	Kinnevik AB	4,052,786	142,660
	Tele2 AB	9,009,577	127,821
	Boliden AB	4,642,232	126,771
*	Svenska Cellulosa AB SCA Class B	10,408,290	126,407
*	Alfa Laval AB	5,311,917	125,830
*	Nibe Industrier AB Class B	5,097,016	122,640
*	Skanska AB Class B	6,060,632	122,341
	Skf Ab	6,483,942	120,036
	Castellum AB	4,564,896	98,175
	Getinge AB	3,795,340	91,675
	Investor AB Class A	1,467,115	86,445
	Epiroc AB Class B	6,202,865	84,454
*	Industrivarden AB Class A	3,393,935	84,385
	EQT AB	3,440,151	81,328
*	Indutrade AB	1,589,149	80,483
*	Securitas AB Class B	5,277,029	78,683
	Lundin Energy AB	3,196,764	74,567
	Electrolux AB Class B	3,913,852	73,556
*	Industrivarden AB Class C	2,937,668	72,465
*	Fastighets AB Balder Class B	1,646,110	68,172
	Husqvarna AB	6,906,026	66,091
	Sweco AB Class B	1,139,722	65,665
	ICA Gruppen AB	1,312,119	64,456
*	Trelleborg AB Class B	4,146,371	64,396
*	Swedish Orphan Biovitrum AB	3,013,802	63,334
^	Elekta AB Class B	5,947,348	61,291
	Lifco AB Class B	773,856	59,126
*	L E Lundbergforetagen AB Class B	1,236,048	58,061
	Fabege AB	4,484,174	57,510
*	Holmen AB	1,643,833	56,653
1	Thule Group AB	1,780,973	52,977
*	AAK AB	2,887,656	51,157
*,^	Saab AB Class B	1,574,930	50,884
*,1	Dometic Group AB	5,063,859	49,437
	BillerudKorsnas AB	3,023,389	48,302
*	AF Poyry AB	1,731,721	44,453
	Nordic Entertainment Group AB Class B	1,056,851	44,281
^	Investment AB Latour Class B	2,063,317	42,354
^	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	15,522,662	42,319
	Beijer Ref AB	1,075,335	41,934
	Axfood AB	1,779,645	40,048
*,1	Bravida Holding AB	3,587,413	39,330
	Wihlborgs Fastigheter AB	2,307,424	38,885
	Avanza Bank Holding AB	1,989,609	38,795
	JM AB	1,204,655	35,735
	Wallenstam AB	2,847,546	35,640
*	AddTech AB	757,043	35,487
*	Peab AB Class B	3,494,844	32,803
*	Loomis AB Class B	1,293,062	30,897
^	Intrum AB	1,220,020	29,250
*	Sectra AB Class B	415,083	28,530
*	Hexpol AB	4,255,644	28,315
	Kungsleden AB	3,460,581	27,990
	NCC AB Class B	1,611,188	27,982
*	NetEnt AB	3,114,415	27,458
*	Vitrolife AB	1,122,693	27,238
*	SSAB AB Class B	9,060,664	25,761

	Hufvudstaden AB Class A	1,878,315	24,393
*	Nolato AB Class B	281,330	23,389
	Arjo AB	3,735,209	23,163
	Bure Equity AB	839,292	23,025
^	Mycronic AB	1,168,316	22,237
*	Nyfosa AB	2,897,627	21,688
*	Pandox AB Class B	1,533,057	19,354
	Catena AB	438,905	18,119
	Lindab International AB	1,122,487	17,543
	Klovern AB	10,131,455	16,290
*	Electrolux Professional AB Class B	3,943,188	15,568
*	Betsson AB	2,064,281	15,565
*,^	SSAB AB Class A	5,201,885	15,367
*,^	Hansa Biopharma AB	535,280	15,328
*	Modern Times Group MTG AB Class B	1,098,815	14,988
*,1	Munters Group AB	1,897,740	13,262
1	Resurs Holding AB	2,607,406	13,096
*	Bilia AB	1,259,641	12,188
*	Ratos AB	3,340,853	11,955
	Atrium Ljungberg AB	772,386	11,949
*	Nobia AB	1,863,785	11,058
*	Concentric AB	607,005	10,381
*	Svenska Handelsbanken AB Class B	920,233	9,632
*	Cloetta AB	3,341,074	9,238
	Bonava AB Class B	1,345,347	9,063
*,1	Attendo AB	1,696,414	8,876
^,1	Scandic Hotels Group AB	2,218,944	7,668
	SkiStar AB	637,793	7,479
	Investment AB Oresund	549,141	7,333
^	Clas Ohlson AB	639,045	7,192
	Klovern AB Preference Shares	196,038	7,116
*	Adapteo Oyj	666,312	5,673
*	Mekonomen AB	659,857	5,617
	Sagax AB	1,528,899	5,266
	Telefonaktiebolaget LM Ericsson Class A	380,838	4,817
	Samhallsbyggnadsbolaget i Norden AB	1,015,211	3,277
*,^	SAs AB	3,151,721	2,839
	Dios Fastigheter AB	306,144	2,075
	Ncc AB Class A	106,485	1,860
*,^	Collector AB	959,987	1,535
	Sagax AB Preference Shares	319,745	1,329
*	Skandinaviska Enskilda Banken AB Class C	71,961	730
	Bonava AB	73,624	507
			9,305,897
Switzerland (6.1%)
	Nestle SA	48,694,915	5,790,885
	Roche Holding AG	11,828,736	4,096,960
	Novartis AG	36,290,071	2,989,115
	Zurich Insurance Group AG	2,517,719	931,060
	Lonza Group AG	1,251,209	782,425
	ABB Ltd.	30,162,733	757,488
	UBS Group AG	56,743,196	668,479
	Givaudan SA	155,915	645,757
	Cie Financiere Richemont SA	8,617,560	534,988
	Sika AG	2,346,650	515,634
*	Alcon Inc.	7,759,698	468,991
	Credit Suisse Group AG	40,643,041	433,429

SWISS RE AG	4,778,106	377,036
LafargeHolcim Ltd. (XSWX)	7,217,864	341,480
Geberit AG	601,142	331,780
Partners Group Holding AG	279,127	270,392
SGS SA-REG	99,523	260,637
Swisscom AG	427,456	227,221
* Sonova Holding AG	913,296	206,500
Swiss Life Holding AG	561,613	205,237
Schindler Holding AG	718,689	182,680
Logitech International SA	2,489,437	181,600
Straumann Holding AG	170,832	169,226
Julius Baer Group Ltd.	3,684,801	161,762
Chocoladefabriken Lindt & Spruengli AG (Registered)	1,776	152,273
Temenos AG	1,024,264	151,368
* Kuehne & Nagel International AG	848,984	146,354
Roche Holding AG (Bearer)	385,244	132,787
Chocoladefabriken Lindt & Spruengli AG	17,070	132,153
Adecco Group AG	2,631,968	124,371
Baloise Holding AG	774,447	118,161
Swiss Prime Site AG	1,278,621	116,692
Vifor Pharma AG	771,457	108,889
Barry Callebaut AG	50,734	105,644
EMS-Chemie Holding AG	120,500	104,060
Swatch Group AG (Bearer)	470,691	98,679
Tecan Group AG	201,534	84,522
1 VAT Group AG	438,981	83,709
PSP Swiss Property AG	688,439	76,478
* SIG Combibloc Group AG	4,333,045	75,804
* ams AG	4,311,005	72,514
Schindler Holding AG (Registered)	287,423	71,929
Georg Fischer AG	71,827	65,995
LafargeHolcim Ltd. (XPAR)	1,401,544	65,419
Clariant AG	3,436,225	64,947
Belimo Holding AG	7,926	62,966
1 Galenica AG	830,731	61,506
Cembra Money Bank AG	497,307	54,298
1 Sunrise Communications Group AG	579,110	54,015
Banque Cantonale Vaudoise	490,404	51,385
Helvetia Holding AG	562,876	51,011
Allreal Holding AG	254,046	50,544
* Softwareone Holding AG	1,646,636	42,120
* Idorsia Ltd.	1,521,670	42,065
* Flughafen Zurich AG	323,644	41,031
DKSH Holding AG	619,087	39,762
Bucher Industries AG	114,944	37,859
Siegfried Holding AG	68,411	35,745
Vontobel Holding AG	488,519	35,725
Mobimo Holding AG	124,438	34,857
Bkw AG	312,971	30,223
Emmi AG	33,283	30,061
dormakaba Holding AG	53,588	30,010
SFS Group AG	303,712	28,689
Inficon Holding AG	34,413	28,346
OC Oerlikon Corp. AG	3,374,920	28,323
Bachem Holding AG	93,679	28,199
Forbo Holding AG	17,426	27,178
Daetwyler Holding AG	131,729	26,760

	Swatch Group AG (Registered)	661,451	26,383
^	Stadler Rail AG	655,180	26,098
*	Landis&Gyr Group AG	424,352	25,917
	Sulzer AG	306,741	25,435
	Valiant Holding AG	260,542	24,277
	Interroll Holding AG	9,808	23,197
	Huber & Suhner AG	293,480	22,847
	Comet Holding AG	129,447	20,008
	Schweiter Technologies AG	16,043	19,894
	Conzzeta AG	21,414	19,861
	Kardex Holding AG	106,964	18,649
	St. Galler Kantonalbank AG	40,870	18,481
	Berner Kantonalbank AG	70,021	17,029
	VZ Holding AG	209,401	16,532
	Swissquote Group Holding SA	166,069	15,536
	ALSO Holding AG	49,547	13,072
	Burckhardt Compression Holding AG	50,204	12,614
*	Dufry AG	484,769	12,378
	LEM Holding SA	7,698	12,045
	Implenia AG	269,181	11,840
*,^	COSMO Pharmaceuticals NV	113,097	10,836
	Intershop Holding AG	16,420	10,042
*	Valora Holding AG	60,663	9,937
*,^	Aryzta AG (XVTX)	15,491,141	9,826
*,1	Medacta Group SA	105,381	9,741
	Liechtensteinische Landesbank AG	157,815	9,577
*,^	Basilea Pharmaceutica AG	200,287	9,567
	u-blox Holding AG	131,476	9,552
*	Komax Holding AG	64,435	9,408
^	Bossard Holding AG	54,926	9,406
	Vetropack Holding AG	157,550	8,771
	Leonteq AG	201,899	8,093
*,^	Arbonia AG	673,053	7,687
^	Bobst Group SA	126,591	7,554
	EFG International AG	1,140,396	7,542
	Bell Food Group AG	28,550	7,314
^	Ypsomed Holding AG	47,498	6,973
*	GAM Holding AG	2,771,347	6,795
*	Ascom Holding AG	576,731	6,592
	Zehnder Group AG	149,800	6,581
*,^	Autoneum Holding AG	53,216	5,397
	VP Bank AG	36,663	4,714
*	Hiag Immobilien Holding AG	42,115	4,084
	Rieter Holding AG	49,447	4,054
*	Apg Sga SA	13,505	2,514
*	Ina Invest Holding AG	53,836	1,119
*,§	Aryzta AG (XLON)	772,280	263
*	Aryzta AG (XDUB)	37,652	24
			25,212,244
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	406,048,748	5,909,472
	MediaTek Inc.	25,050,239	598,151
	Hon Hai Precision Industry Co. Ltd.	201,732,135	539,155
	Delta Electronics Inc.	36,748,649	251,194
	Largan Precision Co. Ltd.	1,739,346	226,965
	Formosa Plastics Corp.	82,827,724	221,829
	Chunghwa Telecom Co. Ltd.	57,353,198	214,337

CTBC Financial Holding Co. Ltd.	309,829,922	205,183
Mega Financial Holding Co. Ltd.	185,402,675	204,676
Nan Ya Plastics Corp.	96,120,133	200,441
Uni-President Enterprises Corp.	81,416,979	198,711
Cathay Financial Holding Co. Ltd.	140,694,283	190,194
E.Sun Financial Holding Co. Ltd.	202,931,412	187,774
Fubon Financial Holding Co. Ltd.	125,334,092	178,499
ASE Technology Holding Co. Ltd.	57,055,461	146,175
China Steel Corp.	209,577,247	141,781
First Financial Holding Co. Ltd.	169,287,797	136,420
Formosa Chemicals & Fibre Corp.	58,333,437	134,206
United Microelectronics Corp.	173,438,905	131,518
* Quanta Computer Inc.	45,405,648	126,862
Taiwan Cement Corp.	82,349,392	126,490
Hotai Motor Co. Ltd.	5,461,625	124,912
Yuanta Financial Holding Co. Ltd.	193,644,239	119,145
Taiwan Cooperative Financial Holding Co. Ltd.	160,935,255	117,546
Hua Nan Financial Holdings Co. Ltd.	156,968,368	107,658
Realtek Semiconductor Corp.	8,125,988	103,673
Taiwan Mobile Co. Ltd.	27,942,541	100,121
Novatek Microelectronics Corp.	9,758,121	96,731
Catcher Technology Co. Ltd.	12,631,062	93,264
* President Chain Store Corp.	9,661,379	92,287
Chailease Holding Co. Ltd.	21,928,701	91,772
Yageo Corp.	6,788,451	90,142
Asustek Computer Inc.	12,085,511	89,135
Shanghai Commercial & Savings Bank Ltd.	57,560,560	83,177
Taishin Financial Holding Co. Ltd.	176,409,322	80,396
Advantech Co. Ltd.	7,145,894	75,205
Win Semiconductors Corp.	6,828,163	73,633
China Development Financial Holding Corp.	245,228,938	72,330
Pegatron Corp.	34,399,541	72,165
Chang Hwa Commercial Bank Ltd.	109,667,913	71,095
Accton Technology Corp.	9,066,436	71,026
SinoPac Financial Holdings Co. Ltd.	183,328,200	66,641
Formosa Petrochemical Corp.	23,279,003	64,883
Lite-On Technology Corp.	36,943,809	62,501
Silergy Corp.	1,031,661	61,890
* Shin Kong Financial Holding Co. Ltd.	210,114,951	61,059
Far EasTone Telecommunications Co. Ltd.	28,003,902	60,334
Far Eastern New Century Corp.	67,791,493	59,282
Wistron Corp.	48,146,524	56,413
Asia Cement Corp.	39,922,955	54,421
Giant Manufacturing Co. Ltd.	5,155,958	54,293
Airtac International Group	2,554,766	53,592
Micro-Star International Co. Ltd.	11,919,460	53,027
Globalwafers Co. Ltd.	3,623,436	51,869
Parade Technologies Ltd.	1,181,732	51,440
Vanguard International Semiconductor Corp.	15,512,461	50,281
Walsin Technology Corp.	8,309,615	49,785
Unimicron Technology Corp.	22,033,661	48,405
Zhen Ding Technology Holding Ltd.	10,227,214	47,148
Hiwin Technologies Corp.	4,378,255	46,175
Inventec Corp.	53,401,836	45,483
Compal Electronics Inc.	71,298,652	45,282
Pou Chen Corp.	46,233,366	41,915
Taiwan High Speed Rail Corp.	36,535,487	41,594

Eclat Textile Co. Ltd.	3,484,128	41,181
Powertech Technology Inc.	12,194,231	40,737
Innolux Corp.	143,595,515	40,670
* AU Optronics Corp.	116,748,874	39,771
Chroma ATE Inc.	6,943,121	39,017
Wiwynn Corp.	1,455,000	39,010
* Feng TAY Enterprise Co. Ltd.	6,374,061	38,178
Tripod Technology Corp.	8,688,270	37,715
Cheng Shin Rubber Industry Co. Ltd.	32,443,063	37,633
Foxconn Technology Co. Ltd.	20,269,233	37,552
Merida Industry Co. Ltd.	4,037,004	37,249
ASMedia Technology Inc.	582,775	36,874
China Life Insurance Co. Ltd.	51,991,586	36,059
Synnex Technology International Corp.	23,765,184	35,498
WPG Holdings Ltd.	25,854,420	35,170
Simplo Technology Co. Ltd.	3,116,139	34,636
Acer Inc.	49,292,771	34,053
Genius Electronic Optical Co. Ltd.	1,420,565	32,853
Macronix International	30,195,546	32,628
Radiant Opto-Electronics Corp.	7,437,517	31,798
Chicony Electronics Co. Ltd.	10,727,280	31,774
Compeq Manufacturing Co. Ltd.	19,117,494	31,690
Taiwan Business Bank	91,556,023	31,583
Teco Electric and Machinery Co. Ltd.	32,873,034	30,555
Elite Material Co. Ltd.	5,016,298	30,315
Sino-American Silicon Products Inc.	8,984,540	29,994
Nanya Technology Corp.	13,826,186	28,611
Poya International Co. Ltd.	1,355,465	28,463
Nien Made Enterprise Co. Ltd.	2,501,202	27,462
Phison Electronics Corp.	2,721,894	27,308
Walsin Lihwa Corp.	55,643,176	27,223
Elan Microelectronics Corp.	4,979,344	26,758
Taiwan Fertilizer Co. Ltd.	13,944,225	26,583
Voltronic Power Technology Corp.	870,915	26,534
* Epistar Corp.	16,905,425	26,171
ITEQ Corp.	5,689,029	25,977
FLEXium Interconnect Inc.	5,285,334	25,591
Gigabyte Technology Co. Ltd.	8,529,160	24,435
Chunghwa Telecom Co. Ltd. ADR	640,478	23,621
Highwealth Construction Corp.	15,954,367	23,305
Taiwan Surface Mounting Technology Corp.	5,047,113	23,216
ASPEED Technology Inc.	577,873	23,057
King Yuan Electronics Co. Ltd.	19,046,721	23,055
Winbond Electronics Corp.	51,406,469	23,000
Sinbon Electronics Co. Ltd.	3,727,391	22,158
Ruentex Development Co. Ltd.	12,692,278	22,002
E Ink Holdings Inc.	15,727,378	21,969
International Games System Co. Ltd.	851,763	21,822
Lien Hwa Industrial Holdings Corp.	13,608,106	21,804
Chipbond Technology Corp.	10,548,255	21,535
eMemory Technology Inc.	1,151,253	21,527
* Tatung Co. Ltd.	38,430,319	20,965
United Integrated Services Co. Ltd.	2,950,603	20,706
Makalot Industrial Co. Ltd.	3,296,234	20,329
King's Town Bank Co. Ltd.	15,587,696	19,094
Taiwan Union Technology Corp.	4,099,239	18,999
Lotes Co. Ltd.	1,207,038	18,544

Taichung Commercial Bank Co. Ltd.	45,535,452	18,187
Nan Kang Rubber Tire Co. Ltd.	11,674,745	18,047
Merry Electronics Co. Ltd.	3,298,144	17,914
Great Wall Enterprise Co. Ltd.	10,956,544	17,251
TCI Co. Ltd.	1,777,788	17,177
* Evergreen Marine Corp. Taiwan Ltd.	45,483,779	17,072
Formosa Taffeta Co. Ltd.	16,293,498	16,805
Standard Foods Corp.	7,947,849	16,627
General Interface Solution Holding Ltd.	3,537,276	16,617
Mitac Holdings Corp.	16,317,570	16,467
Tong Hsing Electronic Industries Ltd.	3,401,610	16,328
Ruentex Industries Ltd.	7,365,063	16,132
Eva Airways Corp.	42,519,943	15,766
* Jentech Precision Industrial Co. Ltd.	1,445,948	15,733
Global Unichip Corp.	1,536,525	15,275
IBF Financial Holdings Co. Ltd.	38,908,909	15,077
* Alchip Technologies Ltd.	735,520	15,048
TA Chen Stainless Pipe	18,839,922	14,976
* China Petrochemical Development Corp.	54,160,290	14,955
Eternal Materials Co. Ltd.	14,011,248	14,806
Far Eastern Department Stores Ltd.	17,800,887	14,310
Cheng Loong Corp.	17,395,761	13,784
Bizlink Holding Inc.	2,008,556	13,409
Qisda Corp.	23,436,660	13,381
* Yulon Motor Co. Ltd.	16,456,491	13,333
HTC Corp.	13,072,079	13,332
momo.com Inc.	593,801	13,179
* China Airlines Ltd.	48,292,442	13,173
Capital Securities Corp.	32,267,508	13,103
Advanced Ceramic X Corp.	929,971	12,976
CTCI Corp.	10,850,642	12,933
Goldsun Building Materials Co. Ltd.	22,509,722	12,867
Pixart Imaging Inc.	1,868,804	12,721
Far Eastern International Bank	33,760,870	12,677
Kinsus Interconnect Technology Corp.	4,751,758	12,511
Shin Zu Shing Co. Ltd.	2,366,526	12,453
TXC Corp.	4,843,090	12,430
Nan Ya Printed Circuit Board Corp.	3,643,556	12,425
Hota Industrial Manufacturing Co. Ltd.	3,823,069	12,419
King Slide Works Co. Ltd.	1,075,930	12,418
Grape King Bio Ltd.	1,915,683	12,172
ChipMOS Technologies Inc.	11,102,348	12,084
Huaku Development Co. Ltd.	4,152,856	12,048
* TPK Holding Co. Ltd.	6,758,313	11,993
Wistron NeWeb Corp.	5,329,164	11,720
* XinTec Inc.	2,721,714	11,654
* Microbio Co. Ltd.	4,617,488	11,529
Taiwan Secom Co. Ltd.	3,916,466	11,498
* PharmaEssentia Corp.	2,840,748	11,246
Center Laboratories Inc.	4,347,596	11,112
* AU Optronics Corp. ADR	3,328,829	11,085
Topco Scientific Co. Ltd.	2,797,260	11,082
Wafer Works Corp.	8,695,685	11,043
LandMark Optoelectronics Corp.	1,230,155	11,027
Sigurd Microelectronics Corp.	7,406,585	11,021
Chilisin Electronics Corp.	3,432,701	11,002
Clevo Co.	9,681,551	10,879

* Taiwan Paiho Ltd.	4,865,592	10,726
* United Renewable Energy Co. Ltd.	33,865,363	10,443
Sercomm Corp.	3,816,250	10,295
* HannStar Display Corp.	43,581,793	10,263
International CSRC Investment Holdings Co.	16,140,159	10,198
Visual Photonics Epitaxy Co. Ltd.	3,433,609	10,151
WT Microelectronics Co. Ltd.	7,038,486	10,089
Sunny Friend Environmental Technology Co. Ltd.	1,123,798	9,985
* TaiMed Biologics Inc.	3,335,087	9,958
Chong Hong Construction Co. Ltd.	3,198,790	9,775
United Microelectronics Corp. ADR	2,623,978	9,709
Asia Optical Co. Inc.	4,029,519	9,513
Foxsemicon Integrated Technology Inc.	1,340,131	9,451
Run Long Construction Co. Ltd.	4,103,449	9,407
Ardentec Corp.	7,751,391	9,271
Cheng Uei Precision Industry Co. Ltd.	6,811,595	9,256
Tong Yang Industry Co. Ltd.	7,733,142	9,130
Charoen Pokphand Enterprise	3,960,431	9,077
Transcend Information Inc.	4,032,325	9,066
Primax Electronics Ltd.	6,333,882	9,062
Chunghwa Precision Test Tech Co. Ltd.	316,368	9,061
* TaiDoc Technology Corp.	1,045,645	9,009
Everlight Electronics Co. Ltd.	7,137,687	8,868
Arcadyan Technology Corp.	3,342,082	8,819
Sitronix Technology Corp.	1,705,567	8,753
* Unitech Printed Circuit Board Corp.	10,120,956	8,750
* OBI Pharma Inc.	2,142,745	8,612
Tung Ho Steel Enterprise Corp.	10,649,567	8,574
AURAS Technology Co. Ltd.	1,103,000	8,561
* Gold Circuit Electronics Ltd.	6,184,941	8,485
Taiwan Hon Chuan Enterprise Co. Ltd.	4,585,133	8,374
Holy Stone Enterprise Co. Ltd.	2,264,126	8,346
Advanced Wireless Semiconductor Co.	2,502,030	8,301
St. Shine Optical Co. Ltd.	777,727	8,224
TTY Biopharm Co. Ltd.	3,419,457	8,204
* Yulon Finance Corp.	2,277,238	8,171
Hannstar Board Corp.	5,679,657	8,107
Getac Technology Corp.	5,636,752	8,094
Coretronic Corp.	6,663,212	8,083
* Ennoconn Corp.	895,660	8,008
* Career Technology MFG. Co. Ltd.	7,600,388	7,992
YFY Inc.	17,103,047	7,983
Shinkong Synthetic Fibers Corp.	20,863,312	7,941
Kinpo Electronics	23,565,193	7,899
Supreme Electronics Co. Ltd.	7,685,033	7,787
* Taiwan Glass Industry Corp.	21,962,615	7,579
Sporton International Inc.	890,174	7,567
China Steel Chemical Corp.	2,207,245	7,424
Dynapack International Technology Corp.	2,601,479	7,407
* Via Technologies Inc.	5,572,909	7,358
U-Ming Marine Transport Corp.	7,757,610	7,348
* Wan Hai Lines Ltd.	12,271,127	7,294
Longchen Paper & Packaging Co. Ltd.	14,529,579	7,290
Greatek Electronics Inc.	4,061,961	7,249
* Egis Technology Inc.	1,075,582	7,145
Kindom Development Co. Ltd.	5,870,955	7,100
* Grand Pacific Petrochemical Corp.	14,812,283	7,007

A-DATA Technology Co. Ltd.	3,362,467	6,954
Asia Vital Components Co. Ltd.	4,302,644	6,944
Fulgent Sun International Holding Co. Ltd.	1,882,000	6,912
Holtek Semiconductor Inc.	2,769,952	6,856
Sanyang Motor Co. Ltd.	9,499,689	6,772
* Innodisk Corp.	1,086,000	6,746
PChome Online Inc.	1,642,661	6,713
Cathay Real Estate Development Co. Ltd.	10,400,505	6,621
Global Mixed Mode Technology Inc.	1,240,342	6,590
Taiwan Cogeneration Corp.	4,878,754	6,551
* President Securities Corp.	11,694,203	6,548
* Chlitina Holding Ltd.	910,977	6,473
Faraday Technology Corp.	4,015,786	6,444
Jih Sun Financial Holdings Co. Ltd.	17,785,225	6,427
Nantex Industry Co. Ltd.	5,230,409	6,361
Oriental Union Chemical Corp.	12,027,474	6,347
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,046,593	6,320
Brighton-Best International Taiwan Inc.	6,987,000	6,204
Systex Corp.	2,238,140	6,192
Nichidenbo Corp.	3,777,000	6,120
D-Link Corp.	10,158,679	6,094
BES Engineering Corp.	23,807,754	6,073
Cleanaway Co. Ltd.	1,149,359	6,067
Rexon Industrial Corp. Ltd.	2,187,000	6,017
Fusheng Precision Co. Ltd.	1,066,000	5,931
ScinoPharm Taiwan Ltd.	5,468,946	5,907
ITE Technology Inc.	2,400,399	5,824
FocalTech Systems Co. Ltd.	4,586,611	5,783
* Asia Pacific Telecom Co. Ltd.	22,904,002	5,732
TSRC Corp.	10,842,009	5,724
Mercuries & Associates Holding Ltd.	5,639,588	5,682
Lung Yen Life Service Corp.	2,814,221	5,651
Tainan Spinning Co. Ltd.	15,042,940	5,647
Farglory Land Development Co. Ltd.	3,867,158	5,612
Taiflex Scientific Co. Ltd.	3,181,994	5,576
* Mercuries Life Insurance Co. Ltd.	17,245,725	5,576
Elite Advanced Laser Corp.	2,306,862	5,514
Casetek Holdings Ltd.	2,305,685	5,474
AcBel Polytech Inc.	7,090,994	5,455
Taiwan FamilyMart Co. Ltd.	619,073	5,434
Chaun-Choung Technology Corp.	629,645	5,425
China Motor Corp.	4,090,222	5,412
Alpha Networks Inc.	6,316,978	5,357
Cub Elecparts Inc.	1,296,865	5,332
Elite Semiconductor Microelectronics Technology Inc.	3,900,717	5,329
* Roo Hsing Co. Ltd.	10,882,144	5,325
Pan Jit International Inc.	5,322,398	5,325
Test Research Inc.	2,880,878	5,324
Taiwan PCB Techvest Co. Ltd.	4,180,549	5,256
Machvision Inc.	548,775	5,191
Wisdom Marine Lines Co. Ltd.	6,783,487	5,008
USI Corp.	12,539,641	4,923
Prince Housing & Development Corp.	14,633,870	4,886
* Federal Corp.	6,322,195	4,863
TA-I Technology Co. Ltd.	1,926,535	4,782
Formosa International Hotels Corp.	1,019,756	4,755
Topkey Corp.	867,000	4,742

* Lite-On Semiconductor Corp.	3,396,636	4,688
* Lextar Electronics Corp.	5,687,368	4,683
China Man-Made Fiber Corp.	22,005,497	4,651
Soft-World International Corp.	1,341,372	4,629
* Taigen Biopharmaceuticals Holdings Ltd.	5,329,526	4,628
* Concraft Holding Co. Ltd.	1,053,979	4,610
Taiwan Semiconductor Co. Ltd.	3,621,342	4,606
Darfon Electronics Corp.	3,762,164	4,601
Yieh Phui Enterprise Co. Ltd.	16,195,938	4,588
Wei Chuan Foods Corp.	6,669,507	4,578
Chin-Poon Industrial Co. Ltd.	5,209,799	4,574
* Medigen Biotechnology Corp.	1,715,797	4,560
Sonix Technology Co. Ltd.	2,510,316	4,546
Hung Sheng Construction Ltd.	7,600,384	4,463
YungShin Global Holding Corp.	2,855,434	4,455
CMC Magnetics Corp.	17,089,610	4,389
Taiwan TEA Corp.	7,624,399	4,335
Gemtek Technology Corp.	5,263,668	4,332
* Lotus Pharmaceutical Co. Ltd.	1,623,189	4,324
Ho Tung Chemical Corp.	15,942,141	4,271
* China Metal Products	4,645,113	4,269
Wah Lee Industrial Corp.	2,270,126	4,239
China General Plastics Corp.	7,145,807	4,222
Gourmet Master Co. Ltd.	1,310,237	4,199
Taiwan Styrene Monomer Corp.	8,306,977	4,187
Swancor Holding Co. Ltd.	1,161,426	4,162
* Johnson Health Tech Co. Ltd.	1,781,092	4,131
Kung Long Batteries Industrial Co. Ltd.	795,932	4,094
Aten International Co. Ltd.	1,408,480	4,034
Pan-International Industrial Corp.	6,454,613	3,950
Syncmold Enterprise Corp.	1,457,099	3,947
Pharmally International Holding Co. Ltd.	868,039	3,889
SDI Corp.	2,492,876	3,887
Yeong Guan Energy Technology Group Co. Ltd.	1,216,740	3,872
* Dynamic Electronics Co. Ltd.	6,360,392	3,843
Kinik Co.	1,699,479	3,821
Hu Lane Associate Inc.	1,477,641	3,812
OptoTech Corp.	5,686,266	3,782
UPC Technology Corp.	11,783,277	3,781
WUS Printed Circuit Co. Ltd.	3,420,539	3,752
Radium Life Tech Co. Ltd.	11,130,715	3,704
Hsin Kuang Steel Co. Ltd.	3,988,403	3,638
* Ritek Corp.	19,583,122	3,590
Ginko International Co. Ltd.	755,780	3,567
Sampo Corp.	4,491,497	3,531
* Unizyx Holding Corp.	6,049,555	3,518
Xxentria Technology Materials Corp.	2,002,444	3,467
Test Rite International Co. Ltd.	4,564,824	3,399
* Orient Semiconductor Electronics Ltd.	8,321,208	3,368
YC INOX Co. Ltd.	4,257,613	3,366
Sinyi Realty Inc.	3,352,300	3,298
Flytech Technology Co. Ltd.	1,473,785	3,257
* AmTRAN Technology Co. Ltd.	10,047,832	3,242
PharmaEngine Inc.	1,309,477	3,222
* Lealea Enterprise Co. Ltd.	12,745,771	3,198
Altek Corp.	3,416,823	3,197
* CSBC Corp. Taiwan	3,743,675	3,169

Asia Polymer Corp.	5,376,789	3,148
Yulon Nissan Motor Co. Ltd.	329,842	3,133
Zeng Hsing Industrial Co. Ltd.	671,619	3,039
Firich Enterprises Co. Ltd.	3,079,619	3,030
Quanta Storage Inc.	2,718,136	3,030
* Yang Ming Marine Transport Corp.	13,987,962	3,012
CyberTAN Technology Inc.	5,808,006	3,004
* Newmax Technology Co. Ltd.	1,909,000	3,003
Cyberlink Corp.	814,695	2,997
Namchow Holdings Co. Ltd.	2,080,971	2,982
Depo Auto Parts Ind Co. Ltd.	1,705,025	2,932
Gloria Material Technology Corp.	5,537,126	2,923
IEI Integration Corp.	1,696,669	2,919
Everlight Chemical Industrial Corp.	5,106,329	2,885
* Ton Yi Industrial Corp.	9,237,324	2,859
* Shining Building Business Co. Ltd.	8,866,769	2,856
Adlink Technology Inc.	1,188,484	2,829
* HannsTouch Solution Inc.	8,553,304	2,786
* Darwin Precisions Corp.	6,755,570	2,770
Evergreen International Storage & Transport Corp.	6,029,793	2,747
Iron Force Industrial Co. Ltd.	899,535	2,708
Rich Development Co. Ltd.	8,571,660	2,690
Sunplus Technology Co. Ltd.	6,244,752	2,626
Ta Ya Electric Wire & Cable	6,818,981	2,612
* Silicon Integrated Systems Corp.	6,040,320	2,559
Huang Hsiang Construction Corp.	1,987,571	2,546
* Tung Thih Electronic Co. Ltd.	999,118	2,520
Yungtay Engineering Co. Ltd.	1,329,910	2,498
KEE TAI Properties Co. Ltd.	7,095,979	2,398
Formosan Rubber Group Inc.	3,839,306	2,264
L&K Engineering Co. Ltd.	1,949,623	2,187
Li Cheng Enterprise Co. Ltd.	2,008,527	2,143
Ichia Technologies Inc.	3,945,439	2,114
Rechi Precision Co. Ltd .	3,199,896	2,098
Brogent Technologies Inc.	570,643	2,096
* ALI Corp.	2,229,362	2,095
* Taiwan Land Development Corp.	8,808,935	2,090
Global Brands Manufacture Ltd.	3,922,999	2,080
Weltrend Semiconductor Inc.	2,040,182	2,073
Tyntek Corp.	4,469,095	2,065
Bank of Kaohsiung Co. Ltd.	6,049,679	2,045
* Motech Industries Inc.	6,518,468	2,011
China Chemical & Pharmaceutical Co. Ltd.	2,542,766	1,939
CHC Healthcare Group	1,309,222	1,933
Zinwell Corp.	3,026,006	1,927
* Li Peng Enterprise Co. Ltd.	9,269,714	1,919
Wowprime Corp.	785,817	1,914
Basso Industry Corp.	1,442,339	1,912
Posiflex Technology Inc.	657,612	1,881
Kuo Toong International Co. Ltd.	3,478,809	1,871
TYC Brother Industrial Co. Ltd.	2,436,099	1,852
Sincere Navigation Corp.	3,756,309	1,831
* Hong Pu Real Estate Development Co. Ltd.	2,250,931	1,825
* Chung Hwa Pulp Corp.	6,165,818	1,752
Gigasolar Materials Corp.	482,250	1,676
* Etron Technology Inc.	4,737,882	1,607
Taiyen Biotech Co. Ltd.	1,406,580	1,523

	Vivotek Inc.	595,724	1,495
*	Lingsen Precision Industries Ltd.	3,997,421	1,473
	Advanced International Multitech Co. Ltd.	1,379,115	1,434
	Senao International Co. Ltd.	1,495,428	1,432
*	Elitegroup Computer Systems Co. Ltd.	3,469,479	1,413
	Ability Enterprise Co. Ltd.	3,099,904	1,291
	China Electric Manufacturing Corp.	3,432,253	1,289
	ASE Technology Holding Co. Ltd. ADR	253,668	1,271
	Jess-Link Products Co. Ltd.	1,093,887	1,236
	Infortrend Technology Inc.	2,822,873	1,207
*	Gigastorage Corp.	3,987,939	1,197
*	AGV Products Corp.	4,265,983	1,051
	Tong-Tai Machine & Tool Co. Ltd.	2,293,126	983
	Globe Union Industrial Corp.	2,345,001	981
*	Toung Loong Textile Manufacturing	1,003,481	926
	FSP Technology Inc.	1,120,071	914
*	Phihong Technology Co. Ltd.	2,804,679	857
	Sheng Yu Steel Co. Ltd.	1,178,000	707
	Chia Hsin Cement Corp.	1,203,000	682
*	Nien Hsing Textile Co. Ltd.	1,256,027	666
	Sunonwealth Electric Machine Industry Co. Ltd.	330,000	624
*,§	Unity Opto Technology Co. Ltd.	4,231,961	595
	Taiwan Sakura Corp.	290,000	499
*	Tatung Co. Ltd. GDR	38,865	424
*,§	E-Ton Solar Tech Co. Ltd.	696,074	35
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	4
*,§	Green Energy Technology Inc.	2,817,405	—
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,§	XPEC Entertainment Inc.	872,075	—
*,§	ProMOS Technologies Inc.	11,745	—
			16,973,732
Thailand (0.7%)
	PTT PCL (Foreign)	239,664,438	300,661
	CP ALL PCL (Foreign)	89,728,048	196,449
	Siam Cement PCL (Foreign)	14,684,137	180,173
	Airports of Thailand PCL (Foreign)	73,783,436	122,236
	Advanced Info Service PCL (Foreign)	18,907,275	112,237
	Bangkok Dusit Medical Services PCL	151,835,667	107,916
	Siam Commercial Bank PCL (Foreign)	39,854,998	85,916
	Kasikornbank PCL (Foreign)	29,262,574	76,258
	PTT Exploration & Production PCL (Foreign)	23,707,884	69,485
	Charoen Pokphand Foods PCL (Foreign)	62,429,001	67,649
	Central Pattana PCL	43,413,816	67,421
	Intouch Holdings PCL	36,842,720	67,208
	Gulf Energy Development PCL	59,356,245	64,359
	PTT Global Chemical PCL	34,761,990	52,573
	Home Product Center PCL	100,538,687	50,312
^	BTS Group Holdings PCL	143,164,830	48,291
	Energy Absolute PCL	29,639,151	45,077
	Digital Telecommunications Infrastructure Fund	90,924,897	44,035
*	Minor International PCL (Foreign)	70,481,670	41,273
	Bangkok Expressway & Metro PCL	141,623,670	40,273
	Krung Thai Bank PCL (Foreign)	119,147,581	37,748
	Electricity Generating PCL (Foreign)	4,824,865	36,773
	Indorama Ventures PCL	37,669,263	30,302
	Land & Houses PCL	123,448,922	29,375
	Delta Electronics Thailand PCL	7,854,571	28,693

^	Osotspa PCL	20,510,922	27,999
	Ratchaburi Electricity Generating Holding PCL (Foreign)	14,191,315	27,236
	TMB Bank PCL	823,844,413	25,167
	Bangkok Bank PCL (Foreign)	7,774,122	24,872
	Thai Oil PCL (Foreign)	18,018,536	24,375
^	Krungthai Card PCL	24,390,290	24,140
	CPN Retail Growth Leasehold REIT	30,137,900	23,702
	Jasmine Broadband Internet Infrastructure Fund	73,984,847	23,505
	Bumrungrad Hospital PCL (Foreign)	6,344,198	23,352
	Tisco Financial Group PCL (Foreign)	10,913,414	22,806
	Thai Union Frozen Products PCL (Foreign)	51,484,768	22,152
	Global Power Synergy PCL	9,722,236	21,411
^	Berli Jucker PCL	17,279,316	20,503
^	Carabao Group PCL	4,874,484	19,021
	B Grimm Power PCL	11,860,240	18,689
	True Corp. PCL	171,520,516	18,495
	Thanachart Capital PCL	15,885,266	17,749
	Muangthai Capital PCL	10,901,101	17,538
*	Bangkok Commercial Asset Management PCL	22,099,000	17,514
	Asset World Corp. PCL	132,754,900	17,162
*	Srisawad Corp. PCL	10,703,178	16,522
	IRPC PCL (Foreign)	189,483,422	15,487
^	Siam Global House PCL	24,260,039	14,830
	Thailand Future Fund	42,260,123	14,510
^	Kiatnakin Bank PCL	11,371,487	14,173
^	WHA Corp. PCL	136,085,221	14,096
^	Banpu PCL	78,415,481	14,036
^	Sri Trang Agro-Industry PCL	16,128,297	13,077
	Total Access Communication PCL (Foreign)	10,947,001	12,898
*	TQM Corp. PCL	2,824,900	12,111
	Com7 PCL	9,737,500	11,952
	Supalai PCL	22,253,667	11,718
	Hana Microelectronics PCL (Foreign)	9,848,958	11,474
^	Vgi PCL	53,845,746	11,431
^	Bangchak Corp. PCL	18,198,223	11,353
	Tipco Asphalt PCL	12,250,415	11,021
^	KCE Electronics PCL	11,717,615	10,545
	TOA Paint Thailand PCL	8,122,121	10,119
^	BTS Rail Mass Transit Growth Infrastructure Fund	44,942,792	10,099
^	CH Karnchang PCL	16,658,104	9,799
	Bangkok Chain Hospital PCL	19,612,377	9,464
	CK Power PCL	57,264,121	9,298
	TTW PCL	21,517,638	9,252
	WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	18,609,262	8,852
^	Sino-Thai Engineering & Construction PCL	18,437,897	8,774
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	16,338,731	7,707
^	Amata Corp. PCL	15,870,522	7,657
*,^	Central Plaza Hotel PCL	10,506,732	7,569
^	Jasmine International PCL	67,306,768	7,448
	Asian Property Development PCL (Foreign)	37,401,558	7,396
	Chularat Hospital PCL	86,973,262	6,478
^	Quality Houses PCL	94,672,194	6,449
	PTG Energy PCL	10,162,183	6,179
	Siam City Cement PCL (Foreign)	1,273,494	6,178
	Bangkok Land PCL	175,873,972	5,930
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	14,418,926	5,781
	Super Energy Corp. PCL	198,442,544	5,681

	Thai Vegetable Oil PCL	5,986,993	5,624
*,^	Esso Thailand PCL	22,588,306	5,526
^	Star Petroleum Refining PCL	24,223,982	5,422
	TPI Polene PCL	130,136,763	5,348
	AEON Thana Sinsap Thailand PCL	1,509,479	5,242
	TPI Polene Power PCL	38,255,716	4,913
	Gunkul Engineering PCL	55,788,688	4,803
	Bcpg PCL	9,653,916	4,778
^	Banpu Power PCL	9,451,595	4,586
	Siam Makro PCL	3,449,979	4,484
	Plan B Media PCL	24,605,200	4,237
	Major Cineplex Group PCL	9,197,684	4,225
	Thaifoods Group PCL	26,610,051	4,035
	Mbk PCL	10,493,157	3,976
	Gfpt PCL	8,616,536	3,685
§	Pruksa Real Estate PCL	7,721,100	3,323
	Sansiri PCL (Foreign)	143,827,188	3,282
	Pruksa Holding PCL	8,873,088	3,221
^	MK Restaurants Group PCL	1,934,862	3,062
	Bangkok Life Assurance PCL (Foreign)	5,839,279	3,038
	Spcg PCL	4,740,346	2,818
	Taokaenoi Food & Marketing PCL	9,135,665	2,728
*,^	BEC World PCL (Foreign)	17,664,675	2,599
	Origin Property PCL	11,922,647	2,530
	LPN Development PCL	14,344,944	2,248
^	Ratchthani Leasing PCL	19,193,300	2,184
*,^	U City PCL	42,471,314	1,991
*	Italian-Thai Development PCL	58,091,352	1,960
^	Workpoint Entertainment PCL	5,848,764	1,862
*,^	Precious Shipping PCL	10,069,957	1,733
^	Thoresen Thai Agencies PCL	17,692,306	1,716
	Bangkok Airways PCL	9,005,098	1,648
^	Thaicom PCL	9,409,047	1,633
*,^	Thai Airways International PCL (Foreign)	16,497,615	1,556
	Unique Engineering & Construction PCL	8,952,653	1,467
	Samart Corp. PCL	7,940,830	1,279
^	Beauty Community PCL	27,805,383	1,251
	Univentures PCL	12,213,275	1,169
*,^	Group Lease PCL (Foreign)	8,738,835	915
^	Bangkok Life Assurance PCL	989,426	515
*	BTS Group Holdings PCL Warrants Exp. 12/31/2021	12,879,643	380
*,^	Group Lease PCL NVDR	1,118,575	117
*	Minor International PCL Warrants Exp. 12/31/2021	3,024,402	96
*,§	Inter Far East Energy Corp.	5,655,044	63
	Thonburi Healthcare Group PCL	51,800	32
*	Samart Corp. PCL Warrants Exp. 05/08/2021	2,337,800	22
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	33,699,240	11
			2,940,758
Turkey (0.2%)
	BIM Birlesik Magazalar AS	7,664,365	78,248
	Turkcell Iletisim Hizmetleri AS	18,483,470	39,235
*	Turkiye Garanti Bankasi AS	34,528,596	34,708
	KOC Holding AS	14,885,485	34,500
*	Akbank TAS	44,188,444	33,238
	Eregli Demir ve Celik Fabrikalari TAS	22,957,376	25,075
	Aselsan Elektronik Sanayi Ve Ticaret AS	4,823,292	24,301
*	Tupras Turkiye Petrol Rafinerileri AS	2,040,031	24,175

	Haci Omer Sabanci Holding AS (Bearer)	15,388,266	18,446
*	Turkiye Is Bankasi AS	24,349,284	16,761
*	Turk Hava Yollari AO	8,806,984	13,385
	Ford Otomotiv Sanayi AS	1,110,782	13,161
*	Turkiye Vakiflar Bankasi TAO	17,328,611	11,223
*	Ulker Biskuvi Sanayi AS	2,823,681	10,502
	Enka Insaat ve Sanayi AS	11,159,169	10,414
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	31,575,000	10,131
*	Koza Altin Isletmeleri AS	804,940	9,988
	Turk Telekomunikasyon AS	9,398,173	9,749
*	Arcelik AS	2,926,349	9,693
	Turkiye Sise ve Cam Fabrikalari AS	10,895,305	9,002
*	Petkim Petrokimya Holding AS	15,742,289	8,812
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,140,620	8,700
	Tofas Turk Otomobil Fabrikasi AS	2,326,634	8,465
*	Turkiye Halk Bankasi AS	10,437,634	8,267
*	Yapi ve Kredi Bankasi AS	26,411,935	8,102
	Coca-Cola Icecek AS	1,207,747	7,768
*	Sok Marketler Ticaret AS	3,992,273	7,741
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	16,209,480	6,934
	TAV Havalimanlari Holding AS	2,862,584	6,827
	Soda Sanayii AS	7,060,003	6,608
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,096,069	6,329
*	Bera Holding AS	5,166,298	6,108
	Tekfen Holding AS	2,795,549	6,104
*	Gubre Fabrikalari TAS	1,370,678	5,759
	Dogan Sirketler Grubu Holding AS	18,628,627	5,627
*	Migros Ticaret AS	871,438	5,613
1	Enerjisa Enerji AS	4,681,124	5,548
*	Logo Yazilim Sanayi Ve Ticaret AS	349,734	4,550
*	Sasa Polyester Sanayi AS	2,223,804	4,309
*	AG Anadolu Grubu Holding AS	1,562,928	4,176
*	Pegasus Hava Tasimaciligi AS	571,885	3,900
	Trakya Cam Sanayii AS	6,943,504	3,763
*	Aksa Enerji Uretim AS Class B	4,711,429	3,712
*	Vestel Elektronik Sanayi ve Ticaret AS	1,360,166	3,414
*	Turkiye Sinai Kalkinma Bankasi AS	20,441,487	3,320
*,1	Mavi Giyim Sanayi Ve Ticaret AS	551,904	3,267
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,716,586	3,236
	Turk Traktor ve Ziraat Makineleri AS	204,698	3,175
*,1	MLP Saglik Hizmetleri AS	1,248,827	3,155
	Otokar Otomotiv Ve Savunma Sanayi A.S.	113,158	2,731
*	Zorlu Enerji Elektrik Uretim AS	7,455,834	2,588
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,784,345	2,513
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,924,929	2,485
	Tat Gida Sanayi AS	1,428,220	2,358
*	Torunlar Gayrimenkul Yatirim Ortakligi AS	3,665,639	2,288
	Aksigorta AS	2,046,856	2,222
	Iskenderun Demir ve Celik AS	2,256,120	2,193
*	Alarko Holding AS	2,800,598	2,185
*	Is Gayrimenkul Yatirim Ortakligi AS	7,513,930	2,182
	Aksa Akrilik Kimya Sanayii AS	1,962,865	2,089
*	Albaraka Turk Katilim Bankasi AS	8,044,700	1,831
	Anadolu Cam Sanayii AS	2,510,892	1,761
	EGE Endustri VE Ticaret AS	16,842	1,750
	Aygaz AS	960,241	1,742
	Kordsa Teknik Tekstil AS	991,618	1,693

*	Sekerbank Turk AS	7,519,521	1,597
	Polisan Holding AS	3,310,694	1,567
	Dogus Otomotiv Servis ve Ticaret AS	477,221	1,166
*	Cimsa Cimento Sanayi VE Ticaret AS	664,913	1,113
	Akcansa Cimento AS	524,843	961
	Oyak Cimento Fabrikalari AS	762,946	904
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	536,484	868
*	NET Holding AS	2,175,212	786
*	Konya Cimento Sanayii AS	8,283	561
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	528,219	336
*,§	Asya Katilim Bankasi AS	6,861,580	—
			643,694
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	74,414,827	225,658
	Emirates Telecommunications Group Co. PJSC	29,932,246	135,338
§	Abu Dhabi Commercial Bank PJSC	46,524,923	64,325
*	Emaar Properties PJSC	62,303,734	44,063
	Dubai Islamic Bank PJSC	32,414,299	33,131
	Aldar Properties PJSC	69,514,632	33,028
	Abu Dhabi Islamic Bank PJSC	15,235,522	15,454
	Air Arabia PJSC	43,568,244	13,667
*	Emaar Malls PJSC	31,972,377	11,636
	Dubai Investments PJSC	33,431,333	10,543
	Dana Gas PJSC	49,501,441	9,733
	GFH Financial Group BSC	46,277,668	7,311
*	Emaar Development PJSC	12,837,239	7,130
*	DAMAC Properties Dubai Co. PJSC	26,884,120	6,651
	Dubai Financial Market PJSC	26,257,988	5,786
*	Arabtec Holding PJSC	11,704,006	4,139
*	Union Properties PJSC	33,844,206	2,655
*	Deyaar Development PJSC	22,470,322	1,662
	RAK Properties PJSC	16,209,203	1,655
*	DXB Entertainments PJSC	49,530,386	1,650
*	Eshraq Investments PJSC	15,132,107	1,412
*,§	Drake & Scull International PJSC	7,671,678	773
			637,400
United Kingdom (9.1%)
	AstraZeneca plc	22,190,363	2,451,591
	GlaxoSmithKline plc	83,245,305	1,658,277
	HSBC Holdings plc	344,376,744	1,550,672
	Diageo plc	38,719,693	1,416,783
	British American Tobacco plc	38,598,828	1,275,630
	BP plc	335,197,528	1,213,924
	Rio Tinto plc	18,343,954	1,116,640
	Unilever plc	18,411,191	1,096,298
	Reckitt Benckiser Group plc	10,658,798	1,068,756
	Royal Dutch Shell plc Class A	69,739,457	1,019,285
	Royal Dutch Shell plc Class B	62,275,060	874,124
	BHP Group plc	35,120,368	759,425
	National Grid plc	59,295,055	695,645
	Vodafone Group plc	452,656,966	680,277
	Prudential plc	44,126,770	630,607
	London Stock Exchange Group plc	5,330,655	588,820
	Experian plc	15,309,134	534,751
	Anglo American plc	20,787,159	503,219
	Tesco plc	163,568,141	461,647

	Glencore plc	182,188,222	416,949
	Compass Group plc	30,143,426	414,751
	Lloyds Banking Group plc	1,189,960,869	405,434
	Relx plc	18,614,864	391,884
	Barclays plc	292,660,420	379,435
	BAE Systems plc	54,255,817	347,721
	Ferguson plc	3,796,045	334,635
	SSE plc	17,593,218	298,423
	Flutter Entertainment plc	1,981,463	296,755
	Smith & Nephew plc	14,805,287	292,220
	Legal & General Group plc	100,286,767	277,623
	Relx NV	12,762,039	271,035
	Imperial Brands plc	15,980,453	266,248
	CRH plc (XLON)	7,101,059	256,451
	Segro plc	20,220,257	256,075
	Ashtead Group plc	7,569,353	241,037
	Aviva plc	66,279,359	227,939
	Standard Chartered plc	43,802,817	219,009
	Rentokil Initial plc	31,374,232	218,878
*	Ocado Group plc	7,733,764	207,187
	Intertek Group plc	2,735,286	192,371
	BT Group plc	147,120,082	189,043
	3i Group plc	16,217,079	186,667
	Halma plc	6,409,132	182,044
	Sage Group plc	18,438,101	174,976
*	Persimmon plc	5,382,034	168,029
	Spirax-Sarco Engineering plc	1,244,696	166,335
	Bunzl plc	5,699,032	163,255
	Croda International plc	2,105,465	157,140
	Next plc	2,157,871	152,307
	DCC plc	1,665,742	148,119
	WPP plc (XLON)	19,941,812	147,895
*,1	Just Eat Takeaway	1,355,034	145,656
	Polymetal International plc	5,770,912	142,751
	InterContinental Hotels Group plc	3,097,101	142,656
	United Utilities Group plc	11,615,475	136,221
	Associated British Foods plc	5,895,851	135,040
	Smurfit Kappa Group plc	4,082,449	134,665
	Hargreaves Lansdown plc	5,764,125	130,816
	Severn Trent plc	4,044,363	128,884
	Standard Life Aberdeen plc	38,359,739	124,855
	Informa plc	25,390,799	120,393
	Smiths Group plc	6,724,189	118,457
	Mondi plc (XLON)	6,606,314	117,016
	Berkeley Group Holdings plc	1,985,586	115,206
	Barratt Developments plc	17,170,151	114,056
	Kingfisher plc	35,922,467	113,519
	Burberry Group plc	6,784,906	110,552
	St. James's Place plc	9,034,084	110,493
1	Auto Trader Group plc	15,769,042	110,155
	Admiral Group plc	3,519,002	109,739
	Rightmove plc	14,750,664	106,454
	Natwest Group plc	77,212,634	106,339
	Pennon Group plc	7,148,888	98,784
	RSA Insurance Group plc	17,513,358	97,750
	Whitbread plc	3,430,950	97,418
	Taylor Wimpey plc	61,467,713	94,816

	Johnson Matthey plc	3,229,004	94,289
	M&G plc	44,066,663	92,229
	Land Securities Group plc	12,225,517	92,080
	Wm Morrison Supermarkets plc	37,775,610	91,634
	Melrose Industries plc	81,681,749	90,195
	Direct Line Insurance Group plc	23,204,986	89,796
	Rolls-Royce Holdings plc	29,260,430	87,777
	B&M European Value Retail SA	14,491,427	87,127
	Pearson plc	12,675,154	87,094
	Coca-Cola HBC AG	3,292,802	85,724
	GVC Holdings plc	9,827,692	85,054
	Intermediate Capital Group plc	4,732,743	82,842
	HomeServe plc	4,704,029	81,436
	Hikma Pharmaceuticals plc	2,860,832	80,163
	Antofagasta plc	5,901,443	78,465
	Phoenix Group Holdings plc	8,979,617	77,111
	British Land Co. plc	15,902,612	75,889
	Schroders plc	1,904,859	73,568
	DS Smith plc	21,696,008	73,368
1	Avast plc	9,339,488	70,025
	Bellway plc	2,100,194	69,548
	Weir Group plc	4,399,183	68,405
	Tate & Lyle plc	8,003,343	68,120
1	ConvaTec Group plc	25,476,692	67,709
	UNITE Group plc	5,513,885	67,674
	J Sainsbury plc	27,721,025	67,566
	Spectris plc	1,982,230	66,541
	Derwent London plc	1,766,222	66,450
	Electrocomponents plc	7,643,157	65,472
	Games Workshop Group plc	560,721	64,359
	Dechra Pharmaceuticals plc	1,705,117	63,453
	Centrica plc	99,457,287	62,710
	Howden Joinery Group plc	9,770,235	62,349
	IMI plc	4,578,691	62,210
	Travis Perkins plc	4,282,331	61,939
1	Quilter plc	32,260,331	61,405
	IG Group Holdings plc	6,288,956	60,108
	Tritax Big Box REIT plc	29,572,939	58,483
	AVEVA Group plc	1,081,312	58,357
	Hiscox Ltd.	5,701,979	58,183
	JD Sports Fashion plc	7,325,469	57,911
	Beazley plc	10,276,856	55,983
	Rotork plc	14,936,211	54,170
	Fresnillo plc	3,143,932	51,059
	Genus plc	1,143,521	51,033
	Centamin plc	18,537,011	49,622
	G4S plc	26,274,411	48,811
	Britvic plc	4,560,285	47,399
	ITV plc	63,756,254	47,015
	Meggitt plc	13,290,117	46,435
	Diploma plc	1,948,207	46,128
	LondonMetric Property plc	14,791,639	44,686
	Signature Aviation plc	14,181,042	42,925
	Primary Health Properties plc	21,237,168	42,769
	Lancashire Holdings Ltd.	4,184,645	42,358
*,1	Trainline plc	7,864,953	42,302
*	Serco Group plc	20,256,047	42,080

	Cranswick plc	900,802	41,956
	Assura plc	40,570,429	41,830
	TP ICAP plc	9,625,219	41,546
	Grainger plc	10,834,792	41,089
	Marks & Spencer Group plc	33,165,585	40,846
	UDG Healthcare plc	4,388,193	40,743
	Man Group plc	25,077,503	40,458
	Ashmore Group plc	7,894,305	40,385
	QinetiQ Group plc	9,842,692	39,400
*,1	Network International Holdings plc	7,266,681	38,356
	Close Brothers Group plc	2,671,692	38,285
	Spirent Communications plc	10,401,871	38,084
	Inchcape plc	6,743,550	37,778
	Ultra Electronics Holdings plc	1,221,292	37,744
	Safestore Holdings plc	3,750,627	37,702
	Balfour Beatty plc	11,977,424	37,595
	Renishaw plc	585,210	37,066
	IWG plc	12,274,322	36,900
	Great Portland Estates plc	4,709,692	36,318
	Big Yellow Group plc	2,722,979	36,306
	Softcat plc	2,153,408	35,501
	Evraz plc	9,493,403	35,154
	Victrex plc	1,419,706	34,642
	Moneysupermarket.com Group plc	8,994,394	34,458
	Pets at Home Group plc	8,422,240	34,389
	Hays plc	23,744,829	33,810
	Domino's Pizza Group plc	7,967,957	33,138
1	Countryside Properties plc	8,879,656	32,783
	Royal Mail plc	15,561,737	32,542
	Grafton Group plc	3,704,748	31,018
1	John Laing Group plc	8,014,090	30,981
	Vistry Group plc	3,800,899	30,559
	Computacenter plc	1,163,690	30,059
	Future plc	1,673,685	29,939
	John Wood Group plc	11,318,907	28,136
	Plus500 Ltd.	1,793,154	27,795
	Dunelm Group plc	1,728,829	27,740
	Greggs plc	1,722,808	26,792
	KAZ Minerals plc	3,822,058	26,649
	Marshalls plc	3,363,370	26,080
	IntegraFin Holdings plc	3,626,651	25,668
	Shaftesbury plc	3,771,233	25,351
	Pagegroup plc	5,440,953	24,912
1	Ascential plc	7,023,558	24,685
	Capital & Counties Properties plc	13,352,850	24,440
	William Hill plc	17,880,652	24,344
	Carnival plc	2,242,013	24,249
*	Virgin Money UK plc	21,346,759	24,207
	SSP Group plc	8,993,139	24,145
	AJ Bell plc	4,261,710	23,963
	Investec plc	12,143,289	23,788
	WH Smith plc	1,926,100	23,674
	Drax Group plc	6,413,070	23,339
^	TUI AG (XLON)	6,165,910	23,309
*,1	Wizz Air Holdings plc	552,047	23,152
	Mediclinic International plc (XLON)	6,563,648	22,968
	Bodycote plc	3,045,472	22,221

Redrow plc	3,935,166	21,970
Jupiter Fund Management plc	7,401,828	21,892
* Indivior plc	11,908,270	21,546
^ easyJet plc	3,311,806	21,300
Aggreko plc	4,214,200	21,146
Savills plc	2,149,422	21,094
Synthomer plc	5,537,728	20,925
Playtech plc	5,165,433	20,208
Hill & Smith Holdings plc	1,276,512	20,125
Vesuvius plc	3,675,803	19,560
OneSavings Bank plc	6,178,383	19,100
Daily Mail & General Trust plc	2,301,645	18,955
Rathbone Brothers plc	885,144	18,744
Sanne Group plc	2,187,433	18,037
Micro Focus International plc	4,954,344	17,836
Paragon Banking Group plc	4,227,330	17,330
Telecom Plus plc	977,175	17,178
Workspace Group plc	2,126,608	17,139
Coats Group plc	22,694,722	16,802
Essentra plc	4,221,131	16,698
Dixons Carphone plc	17,142,894	16,508
* Ninety One plc	5,835,900	16,430
International Consolidated Airlines Group SA (London Shares)	7,615,560	16,414
Polypipe Group plc	3,088,061	16,284
Babcock International Group plc	4,258,691	16,044
Brewin Dolphin Holdings plc	4,571,149	15,645
* Cairn Energy plc	9,401,278	14,624
National Express Group plc	7,269,902	14,465
Hochschild Mining plc	4,048,631	14,347
1 Ibstock plc	6,893,782	14,269
Chemring Group plc	4,450,804	13,742
Rhi Magnesita NV	430,732	13,675
1 Hastings Group Holdings plc	4,956,066	13,482
Greencore Group plc	7,720,626	12,877
* Capita plc	28,444,168	12,751
Morgan Advanced Materials plc	4,477,201	12,747
Vectura Group plc	9,556,230	12,373
J D Wetherspoon plc	1,111,775	12,316
Ferrexpo plc	5,294,500	12,251
Kainos Group plc	834,692	12,004
St. Modwen Properties plc	2,854,836	11,527
^ Hammerson plc	13,317,658	11,130
Crest Nicholson Holdings plc	4,418,698	10,786
* Frasers Group plc	3,150,392	10,264
TalkTalk Telecom Group plc	11,184,419	10,157
888 Holdings plc	4,214,791	10,125
UK Commercial Property REIT Ltd.	11,026,934	9,898
Provident Financial plc	4,572,381	9,879
* Just Group plc	16,582,788	9,719
* AO World plc	4,381,466	9,694
1 Airtel Africa plc	13,501,195	9,466
Redde Northgate plc	4,318,320	9,287
NCC Group plc	4,126,899	9,285
* Firstgroup plc	19,632,924	9,122
^ Cineworld Group plc	17,344,630	8,720
1 Equiniti Group plc	5,155,102	8,613
^ Mitie Group plc	20,123,835	8,544

	Petrofac Ltd.	4,657,839	8,486
	Keller Group plc	1,137,017	8,323
^	Tullow Oil plc	23,864,931	7,980
*,^	Energean plc	1,075,207	7,952
	PZ Cussons plc	3,114,688	7,735
	Sirius Real Estate Ltd.	7,967,542	7,693
	Elementis plc	9,181,106	7,659
1	CMC Markets plc	1,823,931	7,652
	Clarkson plc	280,987	7,548
	AG Barr plc	1,332,694	7,487
*,1	McCarthy & Stone plc	8,391,230	7,275
*	Mitchells & Butlers plc	3,551,471	7,146
*,^,1 Aston Martin Lagonda Global Holdings plc		9,232,438	7,096
	Picton Property Income Ltd.	7,759,386	6,911
	Helical plc	1,639,234	6,579
	BMO Commercial Property Trust Ltd.	8,547,379	6,527
	GoCo Group plc	4,888,647	6,522
*,^	Premier Oil plc	13,823,750	6,506
*	Bank of Georgia Group plc	589,626	5,998
*	TBC Bank Group plc	560,958	5,758
	Go-Ahead Group plc	698,058	5,718
	Halfords Group plc	2,925,202	5,604
	Marston's plc	10,205,444	5,382
	Devro plc	2,516,172	5,361
	Hunting plc	2,282,502	5,311
	Rank Group plc	2,793,611	4,988
	Restaurant Group plc	8,322,157	4,862
	Redefine International plc	3,888,774	4,596
	Senior plc	6,753,824	4,587
	SIG plc	12,337,197	4,535
*,1	Watches of Switzerland Group plc	1,308,577	4,433
1	Spire Healthcare Group plc	4,409,431	4,335
	Stagecoach Group plc	6,651,359	4,132
1	TI Fluid Systems plc	1,756,032	3,983
	NewRiver REIT plc	4,918,748	3,925
*	Georgia Capital plc	756,612	3,603
*,^	Metro Bank plc	2,655,010	3,571
	Saga plc	17,862,063	3,558
	Schroder REIT Ltd.	7,582,217	3,397
*	Dignity plc	768,387	3,266
	Renewi plc	9,384,362	3,081
	AA plc	9,630,377	2,985
	Card Factory plc	4,936,256	2,784
*,^,1 Funding Circle Holdings plc		2,303,780	2,727
	International Personal Finance plc	3,454,745	2,475
^	Micro Focus International plc ADR	645,568	2,408
	Galliford Try Holdings plc	1,758,859	2,180
	RPS Group plc	3,675,232	2,143
*,^	Stobart Group Ltd.	6,246,741	2,077
^,1	Bakkavor Group plc	2,284,932	1,890
*,1	Alfa Financial Software Holdings plc	1,608,994	1,689
	Superdry plc	1,055,971	1,605
^	N Brown Group plc	2,168,525	945
	WPP plc	24,828	926
	C&C Group plc (XLON)	158,108	478
*,§,1 Finablr plc		3,002,811	433
*,^,§ Intu Properties plc		14,406,415	335

^,1 Amigo Holdings plc			2,191,836	265
British American Tobacco plc ADR			281	9
*,^,§ Afren plc			7,677,368	—
*,§ Carillion plc			5,566,311	—
*,^,§ NMC Health plc			1,316,787	—
				37,289,956
Total Common Stocks (Cost $375,958,962)				405,690,742
	Coupon
Temporary Cash Investments (1.8%)
Money Market Fund (1.7%)
4,5 Vanguard Market Liquidity Fund	0.194%		69,447,488	6,944,749

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Cash Management Bill	0.116%	9/29/20	57,000	56,991
United States Cash Management Bill	0.135%	10/20/20	76,000	75,984
United States Cash Management Bill	0.165%	11/3/20	15,000	14,996
United States Treasury Bill	0.018%-0.020%	8/13/20	261,333	261,328
United States Treasury Bill	0.102%	9/17/20	130,667	130,650
United States Treasury Bill	0.087%	9/24/20	54,000	53,993
				593,942
Total Temporary Cash Investments (Cost $7,537,740)				7,538,691
Total Investments (100.5%) (Cost $383,496,702)				413,229,433
Other Assets and Liabilities—Net (-0.5%)				(2,018,296)
Net Assets (100%)				411,211,137
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$4,058,695,000.
§ Security value determined using significant unobservable inputs.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $9,530,583,000, representing 2.3% of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $4,391,629,000 was received for securities on loan, of which $4,373,487,000 is held in Vanguard
Market Liquidity Fund and $18,142,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR —Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50
Index	September 2020	33,055	1,239,373	2,923
MSCI Emerging Markets Index	September 2020	20,971	1,121,215	76,858
Topix Index	September 2020	6,825	964,868	(78,458)
FTSE 100 Index	September 2020	9,165	706,204	(18,899)
S&P TSX 60 Index	September 2020	2,771	399,436	20,998
E-mini S&P 500 Index	September 2020	2,400	391,620	3,986
S&P ASX 200 Index	September 2020	3,103	325,781	790
				8,198

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley
Capital Services
LLC	10/6/20	EUR	678,963	USD	774,336	26,627	—
Toronto-Dominion
Bank	10/6/20	JPY	66,907,014	USD	626,351	6,252	—
Morgan Stanley
Capital Services
LLC	10/6/20	GBP	466,690	USD	579,748	31,371	—

BNP Paribas	10/6/20	EUR	491,967	USD	555,655	24,712	—
Toronto-Dominion
Bank	10/6/20	AUD	599,340	USD	410,929	17,368	—
Toronto-Dominion
Bank	10/6/20	CAD	501,870	USD	367,713	7,032	—

UBS AG	10/6/20	JPY	30,018,632	USD	280,493	3,332	—
Standard Chartered
Bank	10/6/20	HKD	800,000	USD	103,226	—	(6)
Morgan Stanley
Capital Services
LLC	10/6/20	JPY	10,684,777	USD	101,721	—	(696)
JPMorgan Chase
Bank, N.A.	10/6/20	EUR	57,998	USD	66,202	2,218	—
Morgan Stanley
Capital Services
LLC	10/6/20	JPY	3,694,000	USD	34,487	440	—

Total International Stock Index Fund

Bank of America,
N.A.	10/6/20	USD	240,977	CHF	227,661	—	(8,444)
Standard Chartered
Bank	10/6/20	USD	162,060	HKD	1,256,437	—	(51)

JPMorgan Chase
Bank, N.A.	10/6/20	USD	146,012	EUR	129,253	—	(6,466)
HSBC Bank USA,
N.A.	10/6/20	USD	128,941	HKD	1,000,000	—	(84)
Royal Bank of
Canada	10/6/20	USD	94,390	CAD	128,302	—	(1,412)
HSBC Bank USA,
N.A.	10/6/20	USD	72,524	KRW	87,262,181	—	(742)
Morgan Stanley
Capital Services
LLC	10/6/20	USD	70,485	EUR	62,494	—	(3,239)

Citibank, N.A.	10/6/20	USD	67,448	JPY	7,239,270	—	(999)
Royal Bank of
Canada	10/6/20	USD	58,529	JPY	6,280,755	—	(855)

BNP Paribas	10/6/20	USD	51,560	JPY	5,538,570	—	(807)
Credit Suisse
International	10/6/20	USD	44,948	AUD	64,839	—	(1,386)

UBS AG	10/6/20	USD	37,454	GBP	30,000	—	(1,830)
Toronto-Dominion
Bank	10/6/20	USD	27,464	AUD	39,698	—	(904)
State Street Bank &
Trust Co.	10/6/20	USD	17,668	EUR	15,664	—	(810)
State Street Bank &
Trust Co.	10/6/20	USD	13,208	GBP	10,574	—	(638)
Royal Bank of
Canada	10/6/20	USD	2,586	GBP	2,062	—	(113)

						119,352	(29,482)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
FTSE China A Stock
Connect CNY Net Tax Index	6/22/21	JPM	203,967	5.838	33,151	—
Northview Apartment REIT	9/2/21	BOANA	22,406	(1.112)	631	—
					33,782	—

Total International Stock Index Fund

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent p ayment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.
JPM—JPMorgan Chase Bank, N.A.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $54,206,000 and cash of $90,590,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Total International Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiri ng its counterparties to transfer collateral as security for their performance. In the absence of a default, the

Total International Stock Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000 )
Investments
Assets
Common Stocks—North and South America	36,053,165	283,332	12,458	36,348,955
Common Stocks—Other	13,714,155	355,375,502	252,130	369,341,787
Temporary Cash Investments	6,944,749	593,942	—	7,538,691
Total	56,712,069	356,252,776	264,588	413,229,433
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,720	—	—	3,720
Forward Currency Contracts	—	119,352	—	119,352
Swap Contracts	—	33,782	—	33,782
Total	3,720	153,134	—	156,854
Liabilities
Futures Contracts[1]	121,886	—	—	121,886
Forward Currency Contracts	—	29,482	—	29,482
Total	121,886	29,482	—	151,368
1 Represents variation margin on the last day of the reporting period.

Total International Stock Index Fund

G. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets
ETF	659,528	—	—	—	18,281	12,406	—	677,809
Vanguard Market
Liquidity Fund	8,639,514	NA1	NA1	1,130	136	24,457	—	6,944,749
Total	9,299,042			1,130	18,417	36,863	—	7,622,558
1 Not applicable —purchases and sales are for temporary cash investment purposes.